As filed with the Securities and Exchange Commission on February 27, 2009

No.  333-138490

No. 811-21977

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 87	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 88	☒

(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:    (800) 983-0903

With a copy to:
H. Bruce Bond	Stuart M. Strauss
301 West Roosevelt Road	Clifford Chance US LLP
Wheaton, IL 60187	31 West 52nd Street
(Name and Address of Agent for Service)	New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                   immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                 on February 27, 2009 pursuant to paragraph (b) of Rule 485.

☐                                   60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                   on [date] pursuant to paragraph (a) of Rule 485.

☐                                   75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                   on [date] pursuant to paragraph (a) of Rule 485.

PowerShares Exchange-Traded Fund Trust II

PowerShares DWA Developed Markets Technical Leaders Portfolio – PIZ

PowerShares DWA Emerging Markets Technical Leaders Portfolio – PIE

PowerShares Dynamic Asia Pacific Portfolio – PUA

PowerShares Dynamic Developed International Opportunities Portfolio – PFA

PowerShares Dynamic Europe Portfolio – PEH

PowerShares Emerging Markets Infrastructure Portfolio – PXR

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio – PAF

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio – PDQ

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio – PXF

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio – PDN

PowerShares FTSE RAFI Emerging Markets Portfolio – PXH

PowerShares FTSE RAFI Europe Portfolio – PEF

PowerShares FTSE RAFI Europe Small-Mid Portfolio – PWD

PowerShares FTSE RAFI International Real Estate Portfolio – PRY

PowerShares FTSE RAFI Japan Portfolio – PJO

PowerShares Global Agriculture Portfolio – PAGG

PowerShares Global Biotech Portfolio – PBTQ

PowerShares Global Clean Energy Portfolio – PBD

PowerShares Global Coal Portfolio – PKOL

PowerShares Global Gold and Precious Metals Portfolio – PSAU

PowerShares Global Nuclear Energy Portfolio – PKN

PowerShares Global Progressive Transportation
Portfolio – PTRP

PowerShares Global Steel Portfolio – PSTL

PowerShares Global Water Portfolio – PIO

PowerShares Global Wind Energy
Portfolio – PWND

PowerShares International Listed Private
Equity Portfolio – PFP

PowerShares MENA Frontier Countries
Portfolio – PMNA

PowerShares Exchange-Traded Fund Trust II (the "Trust") is a registered investment company that currently consists of 38 separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to the 27 funds of the Trust listed on the cover page (each a "Fund" and, together, the "Funds").

The shares (the "Shares") of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio are listed on NYSE Arca, Inc. ("NYSE Arca"). The Shares of PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are listed on The NASDAQ Stock Market ("NASDAQ" and, together with NYSE Arca, the "Exchanges"). The market prices for the Shares may be different from their net asset value ("NAV"). Each Fund issues and redeems Shares only in large blocks consisting of 50,000 Shares, except for PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and PowerShares FTSE RAFI Japan Portfolio which issue and redeem Shares only in large blocks consisting of 100,000 Shares and PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares MENA Frontier Countries Portfolio which issue and redeem Shares only in large blocks consisting of 75,000 Shares ("Creation Units"). Creation Units of each Fund are issued and redeemed principally in-kind for securities included in a specified index, except with respect to Creation Units of PowerShares MENA Frontier Countries Portfolio which are issued and redeemed principally for cash and partially in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Each representation to the contrary is a criminal offense.

Prospectus dated February 27, 2009

NOT FEDERAL DEPOSIT INSURANCE
CORPORATION ("FDIC") INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

Table of Contents

4	Introduction – PowerShares Exchange-Traded Fund Trust II

4	Who Should Invest in the Funds

4	Tax Advantaged Product Structure

6	PowerShares DWA Developed Markets Technical Leaders Portfolio

13	PowerShares DWA Emerging Markets Technical Leaders Portfolio

21	PowerShares Dynamic Asia Pacific Portfolio

29	PowerShares Dynamic Developed International Opportunities Portfolio

36	PowerShares Dynamic Europe Portfolio

43	PowerShares Emerging Markets Infrastructure Portfolio

50	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

58	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

67	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

74	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

82	PowerShares FTSE RAFI Emerging Markets Portfolio

91	PowerShares FTSE RAFI Europe Portfolio

98	PowerShares FTSE RAFI Europe Small-Mid Portfolio

106	PowerShares FTSE RAFI International Real Estate Portfolio

114	PowerShares FTSE RAFI Japan Portfolio

122	PowerShares Global Agriculture Portfolio

128	PowerShares Global Biotech Portfolio

134	PowerShares Global Clean Energy Portfolio

142	PowerShares Global Coal Portfolio

148	PowerShares Global Gold and Precious Metals Portfolio

154	PowerShares Global Nuclear Energy Portfolio

161	PowerShares Global Progressive Transportation Portfolio

168	PowerShares Global Steel Portfolio

174	PowerShares Global Water Portfolio

182	PowerShares Global Wind Energy Portfolio

189	PowerShares International Listed Private Equity Portfolio

198	PowerShares MENA Frontier Countries Portfolio

209	Additional Investment Strategies

209	Additional Risks

212	Portfolio Holdings

212	Management of the Funds

214	How to Buy and Sell Shares

216	Frequent Purchases and Redemptions of Fund Shares

217	Creations, Redemptions and Transaction Fees

220	Dividends, Distributions and Taxes

222	Distributor

223	Net Asset Value

223	Fund Service Providers

224	Financial Highlights

252	Index Providers

253	Disclaimers

264	Premium/Discount Information

278	Total Return Information

285	Other Information

Introduction

PowerShares Exchange-Traded Fund Trust II

The Trust is an investment company consisting of 38 separate exchange-traded "index funds." The investment objective of each of the funds of the Trust is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Funds.

The Shares of the Funds are listed and traded on either NYSE Arca or the NASDAQ. The market prices for the Shares may be different from their NAV. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units of the Funds are issued and redeemed principally in-kind for securities included in a specified index, except with respect to Creation Units of PowerShares MENA Frontier Countries Portfolio which are issued and redeemed principally for cash and partially in-kind for securities included in a specified index. Except when aggregated in Creation Units, the Shares of the Funds are not redeemable securities of the Funds.

Who Should Invest in the Funds

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

Tax Advantaged Product Structure

Unlike interests in conventional mutual funds, which are typically only bought and sold at closing NAVs, the Funds' Shares are traded throughout the day on a national securities exchange. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis and to be created and redeemed, principally in-kind, except PowerShares MENA Frontier Countries Portfolio whose Shares are issued and redeemed only partially in-kind, in Creation Units at each day's next calculated NAV. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Certain Funds may recognize gains as a result of rebalancing their securities holdings to reflect changes in the securities included in such Fund's underlying index. Certain Funds may be required to distribute any such gains to their shareholders to avoid adverse federal income tax consequences. For further discussion of the distribution requirements that apply to such Funds, see "Taxes" in the Funds' Statement of

Additional Information ("SAI"). For information concerning the tax consequences of distributions, see "Dividends, Distributions and Taxes" in this Prospectus.

The Funds may invest in derivatives, the use of which will generally result in the realization of short-term capital gains that will be classified as ordinary income for tax purposes when distributed to investors.

PowerShares
DWA Developed Markets
Technical Leaders Portfolio

Ticker: PIZ Intraday NAV Ticker: PIZ.IV Technical Leaders Index (Ticker: DWADM)	CUSIP: 73936Q108 Underlying Index: Dorsey Wright® Developed Markets

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Dorsey Wright® Developed Markets Technical Leaders Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of developed economies within Dorsey Wright & Associates' ("Dorsey Wright" or the "Index Provider") classification definition, excluding U.S. companies listed on a U.S. stock exchange. The Underlying Index is comprised of equity securities from countries deemed to have developed economies, selected pursuant to a proprietary selection methodology of Dorsey Wright, designed to identify companies that demonstrate powerful relative strength characteristics. Relative strength characteristics are based upon each security's market performance. The companies are selected from a universe of the 1,000 largest securities (measured by market capitalization) in developed economies, excluding companies listed on a U.S. stock exchange. As of December 31, 2008, the Underlying Index consisted of 100 securities of companies with a market capitalization range of between $206.8 million and $128.3 billion domiciled in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to identify those securities that have powerful relative strength characteristics. The methodology evaluates companies quarterly, and then ranks them based on a proprietary algorithm. Securities that are selected receive a modified equal weighting.

Index Construction

The Underlying Index includes companies selected pursuant to a proprietary methodology of Dorsey Wright, designed to identify companies that demonstrate powerful relative strength characteristics and are listed on non-U.S. exchanges in countries with developed economies. The 1,000 largest securities (by market capitalization) listed on non-U.S. exchanges from developed economies are ranked using a proprietary relative strength methodology. Companies domiciled in the United States that are traded on an exchange in a country with a developed economy may be included in the Underlying Index. The methodology takes into account, among other things, the performance of each of the 1,000 companies in the eligible universe as compared to a benchmark index and the relative performance of industry sectors and sub-sectors. Approximately 100 of these securities are selected for inclusion in the Underlying Index. Securities that are selected receive a modified equal weighting. The Underlying Index is reconstituted and rebalanced quarterly. Any corporate action activity that occurs between rebalancing periods is reflected in the Underlying Index until the next rebalance date.

The Underlying Index began operations on December 31, 1998. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rate during the recent periods. Based on the reconstitutions of the Underlying Index, there may be a large degree of portfolio turnover as the Fund replicates the Underlying Index. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
3.85% (2nd Quarter 2008)	(32.70)% (3rd Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares DWA Developed Markets Technical Leaders Portfolio (return before taxes)	(45.50)%	(45.36)%
PowerShares DWA Developed Markets Technical Leaders Portfolio (return after taxes on distributions)	(45.73)%	(45.59)%
PowerShares DWA Developed Markets Technical Leaders Portfolio (return after taxes on distributions and sale of Fund Shares)	(29.46)%	(38.56)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(43.03)%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	(42.70)%	(42.34)%
Dorsey Wright® Developed Markets Technical Leaders Index (reflects no deduction for fees, expenses or taxes)	(44.94)%	(44.73)%

*  Fund Inception: December 28, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI EAFE Index and the MSCI EAFE Growth Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 700 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.80%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$255	$444	$990

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $23,420, $66,869, $114,044 and $250,451 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC"), if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $6,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
DWA Emerging Markets
Technical Leaders Portfolio

Ticker: PIE Intraday NAV Ticker: PIE.IV	CUSIP: 73936Q207 Underlying Index: Dorsey Wright® Emerging Markets Technical Leaders Index (Ticker: DWAEM)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Dorsey Wright® Emerging Markets Technical Leaders Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of emerging economies within Dorsey Wright & Associates' ("Dorsey Wright" or the "Index Provider") classification definition, excluding companies listed on a U.S. stock exchange. The Underlying Index is comprised of equity securities from countries deemed to have emerging economies, selected pursuant to a proprietary selection methodology of Dorsey Wright, designed to identify companies that demonstrate powerful relative strength characteristics. Relative strength characteristics are based upon each security's market performance. The companies are selected from a universe of the 1,000 largest securities (measured by market capitalization) in emerging economies, excluding companies that are listed on a U.S. stock exchange. As of December 31, 2008, the Underlying Index consisted of 100 securities of companies with a market capitalization range of between $114.5 million and $204 billion domiciled in Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to identify those securities that have powerful relative strength characteristics. The methodology evaluates companies quarterly, and then ranks them based on a proprietary algorithm. Securities that are selected receive a modified equal weighting.

Index Construction

The Underlying Index includes companies selected pursuant to a proprietary methodology of Dorsey Wright designed to identify companies that demonstrate powerful relative strength characteristics and are listed on non-U.S. exchanges in the emerging economies. The 1,000 largest securities (measured by market capitalization) in emerging economies are ranked using a proprietary relative strength methodology. The methodology takes into account, among other things, the performance of each of the 1,000 companies in the eligible universe as compared to a benchmark index and the relative performance of industry sectors and sub-sectors. Securities that are selected receive a modified equal weighting. The Underlying Index is reconstituted and rebalanced quarterly. Any corporate action activity that occurs between rebalancing periods is reflected in the Underlying Index until the next rebalance date.

The Underlying Index began operations on December 31, 1998. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending.

Rules adopted under the Investment Company Act of 1940, as amended, (the "1940 Act"), permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Consumer Discretionary Sector Risk

Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rate during the recent periods. Based on the reconstitutions of the Underlying Index, there may be a large degree of portfolio turnover as the Fund replicates the Underlying Index. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
1.55% (2nd Quarter 2008)	(36.53)% (3rd Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares DWA Emerging Markets Technical Leaders Portfolio (return before taxes)	(62.86)%	(62.54)%
PowerShares DWA Emerging Markets Technical Leaders Portfolio (return after taxes on distributions)	(62.89)%	(62.58)%
PowerShares DWA Emerging Markets Technical Leaders Portfolio (return after taxes on distributions and sale of Fund Shares)	(40.82)%	(53.11)%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(53.33)%	(52.98)%
MSCI Emerging Markets Growth Index (reflects no deduction for fees, expenses or taxes)	(56.31)%	(55.99)%
Dorsey Wright® Emerging Markets Technical Leaders Index (reflects no deduction for fees, expenses or taxes)	(58.80)%	(58.44)%

*  Fund Inception: December 28, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI Emerging Markets Index and the MSCI Emerging Markets Growth Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 835 and 400 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.90%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.90%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$92	$287	$498	$1,108

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $2,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $16,481, $40,873, $67,307 and $143,478 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $10,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Dynamic Asia Pacific Portfolio

Ticker: PUA Intraday NAV Ticker: PUA.IV (Ticker: QSGAPO)	CUSIP: 73936T102 Underlying Index: QSG Asia-Pacific Opportunities Index

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Asia-Pacific Opportunities Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies domiciled in Asia Pacific countries or primarily listed on an exchange in such countries. The Underlying Index is comprised of securities selected principally on the basis of their capital appreciation potential as identified by the Quantitative Services Group, LLC ("QSG" or the "Index Provider") pursuant to a proprietary quantitative methodology (the "Methodology"). The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum, and then ranks and sorts them based on their cumulative scores. As of December 31, 2008, the Underlying Index consisted of 125 securities of companies with a market capitalization of between approximately $84.3 million and $123.2 billion that were domiciled in Australia, China, Hong Kong, New Zealand, Singapore, South Korea and Thailand or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted monthly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Methodology is designed to objectively identify those securities within a particular market segment that have the greatest potential for capital appreciation. The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum, and then ranks and sorts them based on their cumulative scores. Component securities for the Underlying Index are selected from among the companies with the highest-ranking cumulative score ("Model Score") within the Asia Pacific universe.

Index Construction

Reviews of the composition of the Underlying Index are conducted quarterly based on the following criteria.

(1) The 500 largest securities (by liquidity-adjusted market capitalization) traded across Asia Pacific developed markets are ranked for investment potential using the Methodology.

(2) The Index Provider selects the 125 securities with the best Model Score from the universe. The 125 components are equally weighted.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Risks of Investing in Asia Pacific Companies

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, certain countries in the Asia Pacific region in which the Fund may invest are large debtors to commercial banks and foreign governments. The current economic crisis has reduced the willingness of certain lenders to extend credit to these Asia Pacific countries and have made it more difficult for such borrowers to obtain financing on attractive terms or at all. These developments may also have a negative effect on the broader economy of such Asia Pacific countries, including issuers in which the Fund may invest. Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending.

Rules adopted under the 1940 Act permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rate during the recent periods. Based on the reconstitutions of the Underlying Index, there may be a large degree of portfolio turnover as the Fund replicates the Underlying Index. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(3.57)% (2nd Quarter 2008)	(26.70)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares Dynamic Asia Pacific Portfolio (return before taxes)	(54.83)%	(34.45)%
PowerShares Dynamic Asia Pacific Portfolio (return after taxes on distributions)	(55.42)%	(35.24)%
PowerShares Dynamic Asia Pacific Portfolio (return after taxes on distributions and sale of Fund Shares)	(35.42)%	(28.88)%
MSCI Pacific Index (reflects no deduction for fees, expenses or taxes)	(36.42)%	(25.32)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(29.30)%
QSG Asia-Pacific Opportunities Index (reflects no deduction for fees, expenses or taxes)	(53.76)%	(32.21)%

*  Fund Inception: June 13, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI Pacific Index and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 558 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.80%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$255	$444	$990

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $3,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $3,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $17,210, $38,934, $62,522 and $130,725 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $14,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Developed International Opportunities Portfolio

Ticker: PFA Intraday NAV Ticker: PFA.IV Index (Ticker: QSGDEV)	CUSIP: 73936T805 Underlying Index: QSG Developed International Opportunities

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Developed International Opportunities Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of non-U.S. companies. The Underlying Index is comprised of securities selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology (the "Methodology"). The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. As of December 31, 2008, the Underlying Index consisted of 250 securities of companies with a market capitalization of between approximately $182.8 million and $115.6 billion that were domiciled in Australia, Austria, Belgium, Bermuda, Canada, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted monthly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Methodology is designed to objectively identify those securities within a particular market segment that have the greatest potential for capital appreciation. The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component securities for the Underlying Index are selected from among the companies with the highest-ranking cumulative score ("Model Score") within the non-U.S. universe.

Index Construction

Reviews of the composition of the Underlying Index are conducted quarterly based on the following criteria.

(1) The 1,200 largest securities (by liquidity-adjusted market capitalization) traded across international developed markets are ranked for investment potential using the Methodology.

(2) The Index Provider selects the 250 securities with the best Model Score from the non-U.S. universe. The 250 components are equally weighted.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Basic Materials Sector Risk

Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions,

energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rate during the recent periods. Based on the reconstitutions of the Underlying Index, there may be a large degree of portfolio turnover as the Fund replicates the Underlying Index. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(3.71)% (2nd Quarter 2008)	(30.12)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares Dynamic Developed International Opportunities Portfolio (return before taxes)	(52.44)%	(39.42)%
PowerShares Dynamic Developed International Opportunities Portfolio (return after taxes on distributions)	(52.79)%	(39.78)%
PowerShares Dynamic Developed International Opportunities Portfolio (return after taxes on distributions and sale of Fund Shares)	(33.90)%	(32.76)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(29.30)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(37.00)%	(26.68)%
QSG Developed International Opportunities Index (reflects no deduction for fees, expenses or taxes)	(51.37)%	(37.93)%

*  Fund Inception: June 13, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI EAFE Index and the S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $3,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $3,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,574, $35,961, $58,117 and $122,291 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $12,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Dynamic Europe Portfolio

Ticker: PEH Intraday NAV Ticker: PEH.IV (Ticker: QSGEUR)	CUSIP: 73936T409 Underlying Index: QSG Europe Index

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Europe Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies domiciled in Europe or primarily listed on a European exchange. The Underlying Index is comprised of securities selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology (the "Methodology"). The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. As of December 31, 2008, the Underlying Index consisted of 250 securities of companies with a market capitalization of between approximately $182.8 million and $128.3 billion that were domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted monthly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Methodology is designed to objectively identify those securities within a particular market segment that have the greatest potential for capital appreciation. The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality, and price momentum and then ranks and sorts them based on their cumulative scores. Component securities for the Underlying Index are selected from among the companies with the highest-ranking cumulative scores ("Model Score") within the European universe.

Index Construction

Reviews of the composition of the Underlying Index are conducted quarterly based on the following criteria.

(1) The 1,000 largest securities (by liquidity-adjusted market capitalization) traded across European developed markets are ranked for investment potential using the Methodology.

(2) The Index Provider selects the 250 securities with the best Model Score from the European universe. The 250 components are equally weighted.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rate during the recent periods. Based on the reconstitutions of the Underlying Index, there may be a large degree of portfolio turnover as the Fund replicates the Underlying Index. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(6.37)% (1st Quarter 2008)	(33.30)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares Dynamic Europe Portfolio (return before taxes)	(55.59)%	(42.83)%
PowerShares Dynamic Europe Portfolio (return after taxes on distributions)	(56.05)%	(43.29)%
PowerShares Dynamic Europe Portfolio (return after taxes on distributions and sale of Fund Shares)	(35.87)%	(35.47)%
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)	(46.42)%	(31.17)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(29.30)%
QSG Europe Index (reflects no deduction for fees, expenses or taxes)	(54.82)%	(41.56)%

*  Fund Inception: June 13, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI Europe Index and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 579 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $2,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,574, $34,961, $57,117 and $121,291 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $10,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Emerging Markets
Infrastructure Portfolio

Ticker: PXR Intraday NAV Ticker: PXR.IV Builders IndexSM (Ticker: EIBI)	CUSIP: 73937B209 Underlying Index: S-Network Emerging Infrastructure

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S-Network Emerging Infrastructure Builders IndexSM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the following sectors related to infrastructure construction and development in emerging market countries: 1) construction and engineering; 2) construction machinery; 3) construction materials; 4) diversified metals and mining; 5) heavy electrical equipment; 6) industrial machinery; and 7) steel. The Underlying Index is calculated and maintained by Standard & Poor's Custom Indices on behalf of S-Network Global Indexes LLC (the "Index Provider"). As of December 31, 2008, the Underlying Index consisted of approximately 61 securities of companies with market capitalizations between $231.7 million and $39.4 billion traded in Australia, Bermuda, Brazil, Canada, Chile, China, France, Hong Kong, India, Indonesia, Israel, Malaysia, Mexico, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan and the United States. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is reconstituted and rebalanced quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Construction

Companies included in the Underlying Index are selected from a global universe of approximately 500 companies engaged in "primary" infrastructure development based on the following criteria: 1) the country of domicile and/or listing imposes no restrictions on investment or currency conversion; 2) the stock is listed on a regulated exchange that provides a "last closing price"; 3) the stock has a minimum market capitalization of $500 million on the effective date of a rebalancing; 4) the stock has a minimum free float of $300 million on the effective date of a rebalancing; and 5) the stock has average daily turnover for the previous ninety days of more than $1 million. Companies are deleted from the Underlying Index if their market capitalization falls below $300 million and/or their free float falls below $200 million and/or their average daily turnover for the previous ninety days falls below $750 million on the effective date of a rebalancing. The Underlying Index excludes within applicable sectors (listed above) engaged in construction and development unrelated to infrastructure.

Index Methodology

The Underlying Index will employ a modified market-capitalization weighted, float adjusted methodology based on the market capitalization and free float of the Underlying Index securities. Underlying Index constituents are divided into three segments: large-capitalization, medium-capitalization and small-capitalization and the percentage of the Underlying Index represented by the segment is determined based on the number of securities contained in the segment on the effective date of the rebalancing. Weightings may be modified so as to ensure compliance with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Companies with recent stock exchange listings, i.e., recent initial public offerings, may be added to the Underlying Index on any rebalancing date, provided the companies meet all eligibility criteria and have been trading for more than 22 trading days. The share weights of the Underlying Index components are adjusted on each rebalancing date. Share weights of the constituents of the Underlying Index remain constant between quarters except in the event of certain types of corporate actions, including stock splits and reverse stock splits. Share weights of the Underlying Index are not adjusted between rebalancing dates for shares issued or shares repurchased.

The Underlying Index began operations on December 20, 2004. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging markets countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Infrastructure Risk

Companies engaged in the building of infrastructure are affected by the risk that economic conditions will not warrant spending on new infrastructure projects. In addition, infrastructure companies are subject to a variety of factors that may adversely affect their business or operations including, high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Finally, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting infrastructure companies because of its investments in such entities.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending.

Rules adopted under the 1940 Act permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Basic Materials Sector Risk

Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on October 15, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The other expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2009 and are based on a percentage of estimated average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,300 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $2,300 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,174 if the Creation Unit is redeemed after one year, and $34,561 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $9,200.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
FTSE RAFI Asia Pacific
ex-Japan Portfolio

Ticker: PAF Intraday NAV Ticker: PAF.IV ex Japan Index (Ticker: FRDAPXJ)	CUSIP: 73936T854 Underlying Index: FTSE RAFI Developed Asia Pacific

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed Asia Pacific ex Japan Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as Asia Pacific within FTSE International Limited's ("FTSE" or the "Index Provider") country classification definition, excluding Japanese companies. The Underlying Index is designed to track the performance of the Asia Pacific companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex-Japan Developed Large/Mid-Cap Indexes as determined by FTSE. The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2008, the Underlying Index consisted of 126 medium and large-capitalization securities of companies with a market capitalization of between approximately $27.4 million and $201.3 billion that were domiciled in Australia, Hong Kong, New Zealand, China, Singapore and Thailand or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to track the performance of the securities represented amongst the constituents of the FTSE RAFI Asia Pacific ex Japan Developed Large/Mid-Cap Indexes with the largest fundamental value. The equities are selected annually based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the Underlying Index are selected from among the companies with the highest-ranking cumulative score ("Fundamental Value") within the FTSE RAFI Asia Pacific ex Japan Developed Large/Mid-Cap Indexes.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of Asia Pacific companies with the largest Fundamental Value, selected from the constituents of the FTSE Asia Pacific ex Japan Developed Large/Mid-Cap Indexes.

(2) Using the securities universe of companies of the Asia Pacific ex Japan Developed Large/Mid-Cap Indexes, their Fundamental Values are calculated based on the following factors:

(a)  The percentage representation of each security using only sales figures.

(b)  The percentage representation of each security using cash flow figures.

(c)  The percentage representation of each security using book value.

(d)  The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest Asia Pacific companies, excluding Japanese companies, are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Risks of Investing in Asia Pacific Companies

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, certain countries in the Asia Pacific region in which the Fund may invest are large debtors to commercial banks and foreign governments. The current economic crisis has reduced the willingness of certain lenders to extend credit to these Asia Pacific countries and have made it more difficult for such borrowers to obtain financing on attractive terms or at all. These developments may also have a negative effect on the broader economy of such Asia Pacific countries, including issuers in which the Fund may invest. Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending.

Rules adopted under the 1940 Act permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Medium Capitalization Company Risk

Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk

Returns of large companies could trail the returns of securities in smaller companies.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(1.56)%( 2nd Quarter 2008)	(26.48)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (return before taxes)	(49.34)%	(29.34)%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (return after taxes on distributions)	(50.12)%	(30.24)%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (return after taxes on distributions and sale of Fund Shares)	(31.86)%	(24.84)%
MSCI Pacific Free ex-Japan IndexSM (reflects no deduction for fees, expenses or taxes)	(50.50)%	(32.61)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(30.61)%
FTSE RAFI Developed Asia Pacific ex Japan Index (reflects no deduction for fees, expenses or taxes)	(48.59)%	(28.23)%

*  Fund Inception: June 25, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI Pacific Free ex-Japan IndexSM and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 176 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.80%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$255	$444	$990

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $3,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $3,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $27,420, $70,869, $118,044 and $254,451 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $14,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
FTSE RAFI Asia Pacific
ex-Japan Small-Mid Portfolio

Ticker: PDQ Intraday NAV Ticker: PDQ.IV	CUSIP: 73936T847 Underlying Index: FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index (Ticker: FRSDPXJ)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of small and medium capitalization companies that are classified as Asia Pacific within FTSE's country classification definition, excluding Japanese companies. The Underlying Index is designed to track the performance of the Asia Pacific small and medium capitalization companies with the highest ranking cumulative score ("Fundamental Value"), selected from the constituents of the FTSE Developed Asia Pacific ex Japan All Cap Index, as determined by FTSE (the "Index Provider"). The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2008, the Underlying Index consisted of approximately 236 securities of companies with market capitalizations of between approximately $7.5 million and $12.4 billion that were domiciled in Australia, Hong Kong, New Zealand and Singapore. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to track the performance of the small and medium capitalization securities represented amongst the constituents of the FTSE Developed Asia Pacific ex Japan All Cap Index with the largest Fundamental Value.

The FTSE Developed Asia Pacific ex Japan All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in the Asia Pacific region ex Japan. The FTSE Developed Asia Pacific ex Japan All Cap Index consists of countries domiciled in the following developed market countries: Australia, Hong Kong, New Zealand and Singapore.

The securities of the Underlying Index are selected annually based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Securities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the Underlying Index are selected from among the small and medium capitalization companies with the largest Fundamental Value within the FTSE Developed Asia Pacific ex Japan All Cap Index.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of Asia Pacific small and medium capitalization companies with the largest Fundamental Value, selected from the constituents of the FTSE Developed Asia Pacific ex Japan All Cap Index.

(2) Using the securities universe of companies of the FTSE Developed Asia Pacific ex Japan All Cap Index, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest small and medium capitalization Asia Pacific companies, excluding Japanese companies, are then selected. These will be the

Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

The Underlying Index began operations on August 6, 2007. Valuation data regarding the Underlying Index and the FTSE Developed Asia Pacific ex Japan All Cap Index is available via major vendors such as Bloomberg, L.P., Reuters and Thomson Financial. All FTSE RAFI Index values are accessible on the FTSE website at www.ftse.com.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Risks of Investing in Asia Pacific Companies

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, certain countries in the Asia Pacific region in which the Fund may invest are large debtors to commercial banks and foreign governments. The current economic crisis has reduced the willingness of certain lenders to extend credit to these Asia Pacific countries and have made it more difficult for such borrowers to obtain financing on attractive terms or at all. These developments may also have a negative effect on the broader economy of such Asia Pacific countries, including issuers in which the Fund may invest. Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending.

Rules adopted under the 1940 Act permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the

Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(4.96)% (2nd Quarter 2008)	(30.03)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (return before taxes)	(56.01)%	(48.67)%
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (return after taxes on distributions)	(56.72)%	(49.44)%
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (return after taxes on distributions and sale of Fund Shares)	(36.26)%	(41.02)%
MSCI Pacific ex-Japan Small Index (reflects no deduction for fees, expenses or taxes)	(62.65)%	(54.93)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(36.83)%
FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index (reflects no deduction for fees, expenses or taxes)	(56.14)%	(48.61)%

*  Fund Inception: September 27, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI Pacific ex-Japan Small Index and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 173 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and
Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.80%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$255	$444	$990

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $5,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $30,420, $73,869, $121,044 and $257,451 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $20,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
FTSE RAFI Developed
Markets ex-U.S. Portfolio

Ticker: PXF Intraday NAV Ticker: PXF.IV (Ticker: FRX1X)	CUSIP: 73936T789 Underlying Index: FTSE RAFI Developed ex US Index

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed ex US Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies originating in countries that are classified as "developed" within FTSE's country classification definition, excluding the United States. The Underlying Index is designed to track the performance of the companies domiciled in developed markets with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US Large/Mid-Cap Indexes as determined by FTSE (the "Index Provider"). The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2008, the Underlying Index consisted of 1,398 securities of companies with market capitalizations of between approximately $6.9 million and $322.2 billion that were domiciled in Australia, Austria, Belgium, Canada, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Thailand and the United Kingdom or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying US Index in proportion to their weightings in the Underlying US Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to track the performance of the companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US Large/Mid-Cap Indexes. The equities are selected annually based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the Underlying Index are selected from among the companies with the highest-ranking cumulative score ("Fundamental Value") within the FTSE RAFI Developed ex US Large/Mid-Cap Indexes.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of companies with the largest Fundamental Value, selected from the constituents of the FTSE Developed ex US Large/Mid-Cap Indexes.

(2) Using the securities universe of companies of the FTSE Developed ex US Large/Mid-Cap Indexes, their Fundamental Values are calculated based on the following factors:

(a)  The percentage representation of each security using only sales figures.

(b)  The percentage representation of each security using cash flow figures.

(c)  The percentage representation of each security using book value.

(d)  The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest securities are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions.

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Medium Capitalization Company Risk

Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk

Returns of large companies could trail the returns of securities in smaller companies.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(4.19)% (2nd Quarter 2008)	(22.75)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (return before taxes)	(44.51)%	(31.52)%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (return after taxes on distributions)	(45.01)%	(31.96)%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (return after taxes on distributions and sale of Fund Shares)	(28.86)%	(26.55)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(30.61)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(37.00)%	(26.58)%
FTSE RAFI Developed Markets ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	(43.89)%	(30.48)%

*  Fund Inception: June 25, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI EAFE Index and the S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and
Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $17,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $17,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $73,297, $154,843, $243,467 and $500,162 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $70,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
FTSE RAFI Developed Markets
ex-U.S. Small-Mid Portfolio

Ticker: PDN Intraday NAV Ticker: PDN.IV (Ticker: FRSDXUS)	CUSIP: 73936T771 Underlying Index: FTSE RAFI Developed ex US Mid Small 1500 Index

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Developed ex US Mid Small 1500 Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in small and medium capitalization companies that are classified as "developed" within FTSE's country classification definition, excluding the United States. The Underlying Index is designed to track the performance of the small and medium capitalization companies domiciled in developed markets with the highest ranking cumulative score ("Fundamental Value"), selected from the constituents of the FTSE Developed ex US All Cap Index, as determined by FTSE (the "Index Provider"). The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2008, the Underlying Index consisted of approximately 997 securities of companies with market capitalizations of between approximately $5.3 million and $405.9 billion that were domiciled in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Because of the practical difficulties and expense of purchasing 997 securities, the Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilities a "sampling" methodology in seeking to achieve the Fund's objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to track the performance of the small and medium capitalization companies with the largest Fundamental Value, selected from the constituents of the FTSE Developed ex US All Cap Index.

The FTSE Developed ex US All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets ex the United States. The FTSE Developed ex US All Cap Index consists of companies domiciled in the following developed market countries: Australia, Austria, Belgium/Luxembourg, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The securities of the Underlying Index are selected annually based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Securities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the Underlying Index are selected from among the small and medium capitalization companies with the largest Fundamental Value within the FTSE Developed ex US All Cap Index.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of small and medium capitalization companies with the largest Fundamental Value, selected from the constituents of FTSE Developed ex US All Cap Index.

(2) Using the securities universe of companies of the FTSE Developed ex US All Cap Index, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest small and medium capitalization securities are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

The Underlying Index began operations on August 6, 2007. Valuation data regarding the Underlying Index and the FTSE Developed ex US All Cap Index is available via major vendors such as Bloomberg, L.P., Reuters and Thomson Financial. All FTSE RAFI Index values are accessible on the FTSE website at www.ftse.com.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Consumer Discretionary Sector Risk

Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Sampling Risk

The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(4.24)% (2nd Quarter 2008)	(19.44)% (3rd Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (return before taxes)	(41.13)%	(36.39)%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (return after taxes on distributions)	(41.49)%	(36.72)%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (return after taxes on distributions and sale of Fund Shares)	(26.64)%	(30.74)%
MSCI EAFE Small Index (reflects no deduction for fees, expenses or taxes)	(47.01)%	(41.82)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(36.83)%
FTSE RAFI Developed ex US Mid Small 1500 Index (reflects no deduction for fees, expenses or taxes)	(40.57)%	(35.79)%

*  Fund Inception: September 27, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI EAFE Small Index and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,175 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and
Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $23,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $23,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $65,148, $105,921, $150,234 and $278,581 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $92,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
FTSE RAFI Emerging
Markets Portfolio

Ticker: PXH Intraday NAV Ticker: PXH.IV	CUSIP: 73936T763 Underlying Index: FTSE RAFI Emerging Index (Ticker: FREM)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the index called the FTSE RAFI Emerging Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Adviser anticipates that a significant portion of the Fund's investments will be in ADRs based on the securities included in the Underlying Index. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as emerging markets within FTSE's country classification definition. The Underlying Index is designed to track the performance of the emerging market securities with the highest ranking cumulative score ("Fundamental Value"), selected from the constituents of the FTSE Emerging Large/Mid Cap Index, as determined by FTSE (the "Index Provider"). The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2008, the Underlying Index consisted of approximately 163 securities of companies with market capitalizations of between approximately $42.4 million and $123.2 billion that were domiciled in Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund does not currently intend to purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective and may determine in the future to invest in all of the securities in the Underlying Index in proportion to their weighting in the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to track the performance of the emerging market securities represented amongst the constituents of the FTSE Emerging Large/Mid Cap Index with the largest Fundamental Value.

The FTSE Emerging Large/Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The FTSE Emerging Large/Mid Cap Index consists of companies domiciled in the following 25 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

The securities of the Underlying Index are selected annually based on the criteria of firm size, based on the following four fundamental measures: book value, cash flow, sales and dividends. Securities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the Underlying Index are selected from among the companies with the largest Fundamental Value within the FTSE Emerging Large/Mid Cap Index.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of the emerging market companies with the largest Fundamental Value, selected from the constituents of the FTSE Emerging Large/Mid Cap Index.

(2) Using the securities universe of companies of the FTSE Emerging Large/Mid Cap Index, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest emerging market securities are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

The Underlying Index began operations on July 9, 2007. Valuation data regarding the Underlying Index and the FTSE Emerging Large/Mid Cap Index is available via major vendors such as Bloomberg, L.P., Reuters and Thomson Financial. All FTSE RAFI Index values are accessible on the FTSE website at www.ftse.com.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging markets countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending.

Rules adopted under the 1940 Act permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Energy Sector Risk

Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Telecommunications Industry Risk

The telecommunications industry can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition,

product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products.

The telecommunications industry is subject to extensive regulation at the federal, state and local levels. The costs of complying with this regulation, delays or failures to receive required regulatory approvals or the enactment of new, adverse regulatory requirements may adversely affect the business of telecommunications companies.

The telecommunications industry is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, the availability of new radio frequency spectrum allocations for wireless services, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies, and changes in customer requirements and preferences. The success of the industry participants depends in substantial part on the timely and successful introduction of new products.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Technology Sector Risk

The technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. Companies in the technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive technology sector may cause the prices for these products and services to decline in the future.

The technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of the sector participants depends in substantial part on the timely and successful introduction of new products.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Due in part to liquidity limitations in certain countries in which companies included in the Underlying Index invest, the Adviser anticipates investing a significant portion of the Fund's investments in ADRs based on the securities included in the Underlying Index in lieu of the securities included in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Sampling Risk

The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Medium Capitalization Company Risk

Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk

Returns of large companies could trail the returns of securities in smaller companies.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
3.04% (2nd Quarter 2008)	(24.21)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares FTSE RAFI Emerging Markets Portfolio (return before taxes)	(46.73)%	(38.35)%
PowerShares FTSE RAFI Emerging Markets Portfolio (return after taxes on distributions)	(47.18)%	(38.83)%
PowerShares FTSE RAFI Emerging Markets Portfolio (return after taxes on distributions and sale of Fund Shares)	(30.32)%	(32.47)%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(53.33)%	(43.60)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(36.83)%
FTSE RAFI Emerging Index (reflects no deduction for fees, expenses or taxes)	(49.27)%	(39.28)%

*  Fund Inception: September 27, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI Emerging Markets Index and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 835 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and
Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.85%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.85%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$87	$271	$471	$1,049

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $9,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $9,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $28,845, $51,905, $76,919 and $149,121 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $36,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
FTSE RAFI Europe Portfolio

Ticker: PEF Intraday NAV Ticker: PEF.IV (Ticker: FREU)	CUSIP: 73936T755 Underlying Index: FTSE RAFI Europe Index

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Europe Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as European within FTSE's country classification definition. The Underlying Index is designed to track the performance of the European companies represented amongst the constituents of the FTSE RAFI Europe Developed Large/Mid-Cap indexes with the largest fundamental value, selected from the constituents of the FTSE Europe Developed Large/Mid-Cap Indexes as determined by FTSE (the "Index Provider"). The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2008, the Underlying Index consisted of approximately 514 securities of companies with market capitalizations of between approximately $141.3 million and $149.7 billion that were domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to track the performance of the companies represented among the constituents of the FTSE Europe Developed Large/Mid-Cap Indexes with the largest fundamental value. The equities are selected annually based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the Underlying Index are selected from among the companies with the highest-ranking cumulative score ("Fundamental Value") within the FTSE Europe Developed Large/Mid-Cap Indexes.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of the European companies with the largest Fundamental Value, selected from the constituents of the FTSE Europe Developed Large/Mid-Cap Indexes.

(2) Using the securities universe of companies of the FTSE Europe Developed Large/Mid-Cap Indexes, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest European securities are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Medium Capitalization Company Risk

Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk

Returns of large companies could trail the returns of securities in smaller companies.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(6.94)% (2nd Quarter 2008)	(25.64)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares FTSE RAFI Europe Portfolio (return before taxes)	(48.99)%	(34.30)%
PowerShares FTSE RAFI Europe Portfolio (return after taxes on distributions)	(49.61)%	(34.87)%
PowerShares FTSE RAFI Europe Portfolio (return after taxes on distributions and sale of Fund Shares)	(31.61)%	(28.74)%
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)	(46.42)%	(36.23)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(30.61)%
FTSE RAFI Europe Index (reflects no deduction for fees, expenses or taxes)	(47.98)%	(33.84)%

*  Fund Inception: June 25, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI Europe Index and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 579 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $10,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $10,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $39,148, $79,921, $124,234 and $252,581 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $40,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
FTSE RAFI Europe
Small-Mid Portfolio

Ticker: PWD Intraday NAV Ticker: PWD.IV Mid Small Index (Ticker: FRSDEURS)	CUSIP: 73936T748 Underlying Index: FTSE RAFI Developed Europe

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Developed Europe Mid Small Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of small and medium capitalization companies that are classified as European within FTSE's country classification definition. The Underlying Index is designed to track the performance of the European small and medium capitalization companies represented amongst the constituents of the FTSE Developed Europe All Cap Index with the highest ranking cumulative score ("Fundamental Value"), selected from the constituents of the FTSE Developed Europe All Cap Index, as determined by FTSE (the "Index Provider"). The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2008, the Underlying Index consisted of approximately 572 securities of companies with market capitalizations of between approximately $6.9 million and $17.9 billion that were domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to track the performance of the small and medium capitalization companies represented among the constituents of the FTSE Developed Europe All Cap Index with the largest Fundamental Value.

The FTSE Developed Europe All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. The FTSE Developed Europe All Cap Index consists of companies domiciled in the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

The securities of the Underlying Index are selected annually based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Securities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the Underlying Index are selected from among the small and medium capitalization companies with the largest Fundamental Value within the FTSE Developed Europe All Cap Index.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of the European small and medium capitalization companies with the largest Fundamental Value, selected from the constituents of the FTSE Developed Europe All Cap Index.

(2) Using the securities universe of companies of the FTSE Developed Europe All Cap Index, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest European small and medium capitalization securities are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

The Underlying Index began operations on August 6, 2007. Valuation data regarding the Underlying Index and the FTSE Developed Europe All Cap Index is available via major vendors such as Bloomberg, L.P., Reuters and Thomson Financial. All FTSE RAFI Index values are accessible on the FTSE website at www.ftse.com.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Consumer Discretionary Sector Risk

Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(4.33)% (1st Quarter 2008)	(31.02)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares FTSE RAFI Europe Small-Mid Portfolio (return before taxes)	(53.79)%	(47.74)%
PowerShares FTSE RAFI Europe Small-Mid Portfolio (return after taxes on distributions)	(54.26)%	(48.22)%
PowerShares FTSE RAFI Europe Small-Mid Portfolio (return after taxes on distributions and sale of Fund Shares)	(34.77)%	(40.09)%
MSCI Europe Small Index (reflects no deduction for fees, expenses or taxes)	(54.24)%	(48.16)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(36.83)%
FTSE RAFI Developed Europe Mid Small Index (reflects no deduction for fees, expenses or taxes)	(53.42)%	(47.16)%

*   Fund Inception: September 27, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI Europe Small Index and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 530 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $13,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $13,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $35,574, $55,961, $78,117 and $142,291 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $52,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
FTSE RAFI International Real Estate Portfolio

Ticker: PRY Intraday NAV Ticker: PRY.IV Global ex US Index (Ticker: FRXR)	CUSIP: 73936T425 Underlying Index: FTSE RAFI Real Estate

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called the FTSE RAFI Real Estate Global ex US Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Underlying Index is designed to track the performance of the real estate companies with the largest fundamental value, selected from the constituents of the FTSE Global ex US All Cap Index as determined by FTSE (the "Index Provider"). The Fund will normally invest at least 80% of its total assets in real estate companies. The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2008, the Underlying Index consisted of approximately 151 securities of companies with market capitalizations between $41.4 million and $22.1 billion domiciled in Australia, Belgium, Canada, China, Denmark, Egypt, Finland, France, Germany, Hong Kong, Israel, Italy, Japan, the Netherlands, Austria, the Philippines, South Africa, Singapore, Spain, Sweden, Switzerland, Taiwan and the United Kingdom. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to track the performance of the real estate securities from developed countries, excluding the United States, represented amongst the constituents of the FTSE Global ex US All Cap Index with the largest Fundamental Value.

The FTSE Global ex US All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure global market performance, excluding the United States. The FTSE Global ex US All Cap Index includes over 5,000 securities in 47 different countries and includes large, mid and small capitalization securities.

The securities of the Underlying Index are selected annually based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Securities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the Underlying Index are selected from among the real estate companies with the largest Fundamental Value within the FTSE Global ex US All Cap Index.

Index Construction

(1) The Underlying Index is comprised of real estate companies domiciled in Australia, Belgium, Canada, China, Denmark, Egypt, Finland, France, Germany, Hong Kong, Israel, Italy, Japan, the Netherlands, Austria, the Philippines, South Africa, Singapore, Spain, Sweden, Switzerland, Taiwan and the United Kingdom, excluding the United States. The real estate companies are selected based on the following fundamental measures of firm size (all denominated in U.S. dollars):

(a)  Sales averaged over the prior five years,

(b)  Adjusted funds from operations averaged over the prior five years, and

(c)  Book value over the prior five years.

(2) The universe of real estate companies is ranked by equally weighting each fundamental measure.

(3) Each individual real estate company is assigned a weight equal to its fundamental weight.

The Underlying Index began operations on November 19, 2007. Valuation data regarding the Underlying Index is available via major vendors such as Bloomberg, L.P., Reuters and Thomson Financial. All FTSE RAFI Index values are accessible on the FTSE website at www.ftse.com.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Foreign Real Estate Companies

The Fund will invest in foreign real estate companies. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. The yield on an investment depends on the amount of income and capital appreciation generated by the real property, and if the property does not generate enough income, the ability of the real estate company to make principal and interest payments on its debt securities may be adversely affected. Furthermore, real property investments are also subject to risks that are specific to the real estate sector in which the foreign real estate company invests, such as hotel, office, healthcare and retail properties, which are often subject to specific governmental laws and regulations. In addition, the value of a foreign real estate company can depend on the structure of, and cash flow generated by, the company.

Foreign real estate companies are subject to risks not usually associated with owning securities of U.S. issuers, such as fluctuations in foreign currency, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. In addition, foreign real estate companies are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in general and local economic conditions, decreases in market rates for rents, increases in competition, overbuilding, property vacancies, increases in property taxes, expenditures and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers, and other economic, political or regulatory occurrences affecting the real estate industry. Foreign real estate companies are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the companies invest and their underlying portfolio securities.

Foreign investment companies pool investors' funds for investments primarily in real estate properties. Like mutual funds, foreign investment companies have expenses, which may include advisory and administration fees, that are paid to their shareholders. As a result, you may absorb duplicate levels of fees when the Fund invests in foreign investment companies. The foreign real estate companies in which the Fund invests are subject to local laws, rules and regulations. Any failure by these companies to comply with such local laws, rules and regulations could adversely impact the Fund's returns.

Subprime Mortgage Risk

The Fund may invest in real estate companies that may be affected by the downturn in the subprime mortgage lending market, which has had an adverse impact on credit markets in the United States and elsewhere. These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(9.67)% (2nd Quarter 2008)	(30.09)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares FTSE RAFI International Real Estate Portfolio (return before taxes)	(53.95)%	(53.25)%
PowerShares FTSE RAFI International Real Estate Portfolio (return after taxes on distributions)	(54.44)%	(53.74)%
PowerShares FTSE RAFI International Real Estate Portfolio (return after taxes on distributions and sale of Fund Shares)	(34.97)%	(45.42)%
FTSE EPRA/NAREIT Global ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	(52.00)%	(51.08)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(43.03)%
FTSE RAFI Real Estate Global ex US Index (reflects no deduction for fees, expenses or taxes)	(53.65)%	(53.22)%

*  Fund Inception: December 28, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The

FTSE EPRA/NAREIT Global ex-U.S. Index and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 200 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 75,000 Shares (each block of 75,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $2,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,875,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $18,361, $48,941, $82,175 and $178,436 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $8,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
FTSE RAFI Japan Portfolio

Ticker: PJO Intraday NAV Ticker: PJO.IV (Ticker: FRJPN)	CUSIP: 73936T698 Underlying Index: FTSE RAFI Japan Index

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the FTSE RAFI Japan Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as Japanese within FTSE's country classification definition. The Underlying Index is designed to track the performance of the Japanese securities represented amongst the constituents of the FTSE RAFI Developed ex US Index as determined by FTSE (the "Index Provider"). The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2008, the Underlying Index consisted of 290 securities of companies with market capitalizations of between approximately $188.8 million and $87.3 billion that were domiciled in Japan or primarily listed on a Japanese exchange. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted annually and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track Underlying Index. The Fund may sell securities that are represented in the

Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to track the performance of the Japanese securities represented amongst the constituents of the FTSE RAFI Developed ex US Index. The methodology evaluates companies annually based on the criteria of firm size, based on the following four fundamental measures: book value, cash flow, sales and dividends. Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each security by equally weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Component securities for the Underlying Index are selected from among the Japanese companies with the highest-ranking cumulative score ("Fundamental Value") within the FTSE RAFI Developed ex US Index.

Index Construction

Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of the Japanese companies with the largest Fundamental Value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.

(2) Using the securities universe of companies of the FTSE RAFI Developed ex US 1000 Index, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest Japanese securities are then selected. These will be the FTSE RAFI Developed ex US Index constituents. The Japanese companies from this index comprise the Underlying Index. Their weights in the Underlying Index will be set proportionally to their Fundamental Value.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Japanese Securities

The Japanese economy is highly dependent on trade, and may be adversely impacted by the implementation of tariffs and protectionist measures by various governments, the increased costs of raw materials, an aging workforce, large government deficits or fundamental changes in the Japanese labor market. Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and are subject to a changing corporate governance structure. Japanese financial reporting, accounting and auditing standards are different than those used in the United States and Japanese companies are not required under existing securities laws to timely provide all of the disclosure required under U.S. securities laws. Therefore, information available regarding Japanese corporations may be less reliable than the information available with regard to U.S. corporations and all material information may not be available to the Fund. In addition, it may be difficult for the Fund to obtain a judgment in a Japanese court to enforce its legal rights.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Consumer Discretionary Sector Risk

Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Financial Services Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the

Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the

Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
2.86% (2nd Quarter 2008)	(14.36)% (3rd Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares FTSE RAFI Japan Portfolio (return before taxes)	(26.60)%	(20.85)%
PowerShares FTSE RAFI Japan Portfolio (return after taxes on distributions)	(27.10)%	(21.27)%
PowerShares FTSE RAFI Japan Portfolio (return after taxes on distributions and sale of Fund Shares)	(17.24)%	(17.74)%
MSCI Japan Index (reflects no deduction for fees, expenses or taxes)	(29.21)%	(23.58)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(30.61)%
FTSE RAFI Japan Index (reflects no deduction for fees, expenses or taxes)	(26.19)%	(20.62)%

*  Fund Inception: June 25, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI Japan Index and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 382 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $4,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $4,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $47,297, $128,843, $217,467 and $474,162 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $18,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Global Agriculture Portfolio

Ticker: PAGG Intraday NAV Ticker: PAGG.IV Agriculture IndexSM (Ticker: QAGR)	CUSIP: 73936Q702 Underlying Index: NASDAQ OMX Global

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Agriculture IndexSM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the agriculture industry and farming related activities. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the agriculture industry and farming-related activities and is calculated and maintained by The NASDAQ OMX Group, Inc. ("NASDAQ OMX" or the "Index Provider"). As of December 31, 2008, the Underlying Index consisted of approximately 56 securities of companies with market capitalizations between $232.6 million and $38.5 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the

Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities. At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities. Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, it too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities. This process will be repeated until no more than five securities are capped at 8%. If after redistribution, any of the five highest ranked securities are weighted below 8%, they will not be capped. Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December. Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price. Changes to the securities in the Underlying Index will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as agriculture by the Index Provider. Only one security per company is permitted. If a company has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion in the Underlying Index. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually each September based on market data and sector classification by the Index Provider. Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in September. Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or no longer meets the Underlying Index construction criteria, or is otherwise determined by the Index Provider to be ineligible for continued inclusion in the Underlying Index, the security will be removed. In addition, any security that reaches its foreign investment limit in between quarterly rebalance will be removed immediately from the Underlying Index. Additions to the Underlying Index are only made at the annual reconstitution.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable, in accordance with Underlying Index policies and procedures. Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures. If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations on July 28, 2008. Valuation Data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in the Agriculture Industry

Companies involved in the agriculture industry and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture industry and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities. Furthermore, agriculture and farming-related activities are particularly affected by changing weather conditions and other natural disasters. In addition, companies involved in the agriculture industry and farming-related activities are subject to risks associated with cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, consolidation, and excess capacity. Generally, companies involved in the agriculture industry and farming-related activities are affected by the economic health of consumers. As a result, a weak economy and its effect on consumer spending could adversely affect such companies.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying

Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities included in the Underlying Index trade, the Fund may not be able to invest in all securities in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on September 16, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The other expenses listed in the table are estimates for the fiscal year ending October 31, 2009 and are based on a percentage of estimated average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,300 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $2,300 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,974 if the Creation Unit is redeemed after one year, and $33,361 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $9,200.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Global Biotech Portfolio

Ticker: PBTQ Intraday NAV Ticker: PBTQ.IV Biotechnology IndexSM (Ticker: QGBI)	CUSIP: 73936Q801 Underlying Index: NASDAQ OMX Global

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Biotechnology IndexSM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the biotechnology industry. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the biotechnology industry and is calculated and maintained by NASDAQ OMX (the "Index Provider"). As of December 31, 2008, the Underlying Index consisted of approximately 45 securities of companies with market capitalizations between $287.3 million and $87.2 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities. At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities. Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, it too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities. This process will be repeated until no more than five securities are capped at 8%. If after redistribution, any of the five highest ranked securities are weighted below 8%, they will not be capped. Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December. Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price. Changes to the securities in the Underlying Index will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as engaged in the biotechnology industry by the Index Provider. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually each September based on market data and sector classification by the Index Provider. Only one security per company is permitted. If a company has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion in the Underlying Index. Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in September. Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or no longer meets the Underlying Index construction criteria, or is otherwise determined by the Index Provider to be ineligible for continued inclusion in the Underlying Index, the security will be removed. In addition, any security that reaches its foreign investment limit in between quarterly rebalance will be removed immediately from the Underlying Index. Additions to the Underlying Index are only made at the annual reconstitution.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable in accordance with Underlying Index policies and procedures. Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures. If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations on August 18, 2008. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in the Biotechnology Industry

Companies involved in the biotechnology industry may face intense competition, both domestically and internationally, due to progressive scientific developments and technological advances, as well as frequent new product introduction. The biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalization. Companies in this sector generally need to retain earnings to finance their expansion, and as a result, no dividends may be paid. Unpredictable changes in growth rates, rapid obsolescence of products, competition for qualified personnel and governmental regulations affecting demand for particular products and services create additional challenges for companies in the biotechnology industry. Further, biotechnology companies are heavily dependent on patent and intellectual property rights; the loss or impairment of which, may adversely affect the companies' profitability.

Companies involved in this industry may also be subject to extensive government regulations by the Food and Drug Administration, the Environmental Protection Agency and the United States Department of Agriculture. This regulation may significantly affect and limit biotechnology research, product development and approval of products.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying

Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions. Small and medium capitalization companies in the biotechnology industry may be especially subject to abrupt or erratic price movements.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on September 16, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The other expenses listed in the table are estimates for the fiscal year ending October 31, 2009 and are based on a percentage of estimated average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $10,574 if the Creation Unit is redeemed after one year, and $30,961 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Global Clean Energy Portfolio

Ticker: PBD Intraday NAV Ticker: PBD.IV Global Innovation Index (Ticker: NEX)	CUSIP: 73936T615 Underlying Index: WilderHill New Energy

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the WilderHill New Energy Global Innovation Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies engaged in the business of the advancement of cleaner energy and conservation and ADRs based on the securities in the Underlying Index. The Underlying Index is an index comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC (the "Index Provider"). The Underlying Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of December 31, 2008, the Underlying Index consisted of 86 securities of companies with market capitalizations of between approximately $27.9 million and $18.8 billion that were domiciled in Australia, Austria, Belgium, Brazil, Canada, China, Denmark, France, Finland, Germany, Hong Kong, India, Ireland, Italy, Japan, New Zealand, Norway, Philippines, Spain, Switzerland, Taiwan, the United Kingdom and the United States or primarily listed on an exchange in such countries. Securities are selected principally on the basis of their capital appreciation potential as identified by the Index Provider pursuant to a proprietary Index methodology, with a bias placed on renewable energy companies. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index methodology is designed to objectively identify those securities within the energy industry that have the greatest potential for capital appreciation, with an Index bias in favor of the purer-play companies in renewable energy, and those in cleaner energy generally. The Underlying Index is mainly comprised of companies in wind, solar, biomass and biofuels, small-scale hydro, geothermal, marine and other relevant renewable energy businesses and includes companies targeting step-change improvements in generation, distribution and storage of energy, as well as conservation, efficiency, materials, and in the emerging hydrogen and fuel cell sectors, and in associated services. The Index Provider evaluates companies quarterly, based on a variety of criteria, including a qualitative and quantitative proprietary methodology. Component securities for the Underlying Index are selected from among the highest rated companies within their respective sub-groups.

Index Construction

Reviews of the composition of the Underlying Index are conducted quarterly based on the following criteria:

(1) The Underlying Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses. The Underlying Index also includes companies in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells.

(a) At least half of the companies comprising the Underlying Index are listed on stock exchanges outside the United States.

(b) There is an Underlying Index bias in favor of the purer-play companies in renewable energy, and those in cleaner energy generally. Accordingly, the small and medium capitalization companies contained in the Underlying Index may have a leading role in Underlying Index composition. Larger companies with diversified businesses may be included in the Underlying Index, but only when they have significant exposure to clean or renewable energy, as determined by a proprietary methodology.

(c) Securities placed in the Underlying Index must have (a) a three-month average market capitalization of at least $50 million; (b) a three-month average closing price above $1.00 if not currently in the Underlying Index; and (c) a six-month average daily trading volume of at least $750,000.

(2) No single security may exceed 5% of the total Underlying Index weight at the quarterly rebalancing. As new energy technologies are developed, companies involved in such technologies may be added to the Underlying Index when significant to this sector. The Underlying Index uses modified equal dollar weighting.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Clean Energy Industry Concentration Risk

The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Securities of the companies involved in this industry have been significantly more volatile than securities of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

This industry sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk. Changes in U.S., European and other governments' policies towards alternative power and power technology also may have an adverse effect on the Fund's performance.

The Fund may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

The Fund, being composed of securities issued by companies operating in a limited number of industries, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different industries.

The price of crude oil, natural gas, electricity produced from traditional hydro power and that generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of renewable energies.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending.

Rules adopted under the 1940 Act permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Due to legal and regulatory rules and limitations imposed by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
7.55% (2nd Quarter 2008)	(37.19)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares Global Clean Energy Portfolio (return before taxes)	(61.48)%	(37.52)%
PowerShares Global Clean Energy Portfolio (return after taxes on distributions)	(61.50)%	(37.55)%
PowerShares Global Clean Energy Portfolio (return after taxes on distributions and sale of Fund Shares)	(39.96)%	(31.22)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(29.30)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(37.00)%	(26.68)%
WilderHill New Energy Global Innovation Index (reflects no deduction for fees, expenses or taxes)	(60.62)%	(36.01)%

*  Fund Inception: June 13, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI EAFE Index and the S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 75,000 Shares (each block of 75,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,875,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $17,361, $47,941, $81,175 and $177,436 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $6,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Global Coal Portfolio

Ticker: PKOL Intraday NAV Ticker: PKOL.IV Coal IndexSM (Ticker: QCOL)	CUSIP: 73936Q884 Underlying Index: NASDAQ OMX Global

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Coal IndexSM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the coal industry. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the coal industry and is calculated and maintained by NASDAQ OMX (the "Index Provider"). As of December 31, 2008, the Underlying Index included consisted of approximately 32 securities of companies with market capitalizations between $220.9 million and $7.2 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the

Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities. At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities. Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, it too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities. This process will be repeated until no more than five securities are capped at 8%. If after redistribution, any of the five highest ranked securities are weighted below 8%, they will not be capped. Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December. Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price. Changes to the securities in the Underlying Index will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as involved in the exploration for, mining of, and other related activities for coal by the Index Provider. Only one security per company is permitted. If a company has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion in the Underlying Index. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually each September based on market data and sector classification by the Index Provider. Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in September. Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or no longer meets the Underlying Index construction criteria, or is otherwise determined by the Index Provider to be ineligible for continued inclusion in the Underlying Index, the security will be removed. In addition, any security that reaches its foreign investment limit in between quarterly rebalance will be removed immediately from the Underlying Index. Additions to the Underlying Index are only made at the annual reconstitution.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable in accordance with Underlying Index policies and procedures. Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures. If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations on August 18, 2008. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in the Coal Industry

Companies involved in activities relating to the exploration for, mining of, and other related activities for coal face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy, the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for coal. The productivity of mining operations may be reduced by geological conditions, regulatory permits for mining activities and the availability of coal that meets standards set forth in the Clean Air Act, as amended in 1990. Companies involved in activities relating to the exploration for, mining of, and other related activities for coal are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and tax and other government regulations.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the

Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on September 16, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The other expenses listed in the table are estimates for the fiscal year ending October 31, 2009 and are based on a percentage of estimated average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,574 if the Creation Unit is redeemed after one year, and $31,961 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $4,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Global Gold and Precious Metals Portfolio

Ticker: PSAU Intraday NAV Ticker: PSAU.IV and Precious Metals IndexSM (Ticker: QGLD)	CUSIP: 73936Q876 Underlying Index: NASDAQ OMX Global Gold

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Gold and Precious Metals IndexSM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the gold and other precious metals mining industries. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in gold and other precious metals mining related activities and is calculated and maintained by NASDAQ OMX (the "Index Provider"). As of December 31, 2008, the Underlying Index consisted of approximately 36 securities of companies with market capitalizations between $85.4 million and $31.6 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities. At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities. Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, it too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities. This process will be repeated until no more than five securities are capped at 8%. If after redistribution, any of the five highest ranked securities are weighted below 8%, they will not be capped. Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December. Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price. Changes to the securities in the Underlying Index will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as involved in gold and other precious metals mining industries by the Index Provider. Only one security per company is permitted. If a company has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion in the Underlying Index. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually each September based on market data and sector classification by the Index Provider. Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in September. Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or no longer meets the Underlying Index construction criteria, or is otherwise determined by the Index Provider to be ineligible for continued inclusion in the Underlying Index, the security will be removed. In addition, any security that reaches its foreign investment limit in between quarterly rebalance will be removed immediately from the Underlying Index. Additions to the Underlying Index are only made at the annual reconstitution.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable in accordance with Underlying Index policies and procedures. Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures. If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations on August 18, 2008. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in the Gold and Precious Metals Industry

Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the

Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on September 16, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The other expenses listed in the table are estimates for the fiscal year ending October 31, 2009 and are based on a percentage of estimated average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,574 if the Creation Unit is redeemed after one year, and $31,961 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $4,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Global Nuclear Energy Portfolio

Ticker: PKN Intraday NAV Ticker: PKN.IV (Ticker: WNAI)	CUSIP: 73937B100 Underlying Index: WNA Nuclear Energy IndexSM

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the WNA Nuclear Energy IndexSM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Adviser will seek to match the performance of the Underlying Index. The Fund will normally invest at least 80% of its total assets in the nuclear energy industry. The Underlying Index is designed to measure the overall performance of globally traded securities of companies which are materially engaged in the nuclear energy industry and is calculated and maintained by Standard & Poor's Custom Indices on behalf of WNA Global Indexes, LLC (the "Index Provider"). As of December 31, 2008, the Underlying Index consisted of 64 securities of companies with a market capitalization range of between approximately $258.7 million and $170.4 billion traded on recognized stock exchanges in a) the Americas, b) Europe, Middle East and Africa and c) Asia/Pacific. Of the 62 companies included in the Underlying Index, 33 were foreign issuers. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index is designed to serve as a stock market benchmark for globally traded securities of companies which are engaged in the nuclear energy industry. The Underlying Index employs a hybrid weighting methodology designed to assure accurate investment exposure across reactors, primary construction, utilities, technology, equipment and service providers and fuels, the five main business segments that together comprise the Underlying Index. The reactors sector includes publicly traded companies that provide nuclear reactors. The primary construction sector includes publicly traded companies that provide primary construction services involving the construction and maintenance of nuclear power facilities. The utilities sector includes companies whose principal business is the supply of electrical power to countries, national sub-divisions (e.g. states or provinces) and municipalities, which derive over 20% of the power they produce from nuclear sources. The technology, equipment and service providers sector includes companies for which the supply of technology, hardware and services to the nuclear power industry are material to their financial performance, including suppliers of component hardware and electronics, facility management services, nuclear waste disposal and treatment services and enabling technologies. The fuels sector includes companies principally engaged (more than 50% of total revenues) in the mining, processing and enrichment of uranium and/or recycling and reprocessing nuclear fuels.

The Underlying Index contains securities selected from a universe of equity securities traded on recognized stock exchanges in a) the Americas, b) Europe, Middle East and Africa and c) Asia/Pacific, based on the Index Provider's proprietary methodology.

Index Construction

The Underlying Index is divided into five segments: i) the reactors segment which represents 15% of the total weight of the Underlying Index, ii) the primary construction sector which represents 15% of the total weight of the Underlying Index, iii) the utilities sector, which represents 25% of the total weight of the Underlying Index, iv) the technology, equipment and services sector which represents 25% of the total weight of the Underlying Index and v) the fuels sector which represents 20% of the total weight of the Underlying Index.

The selection criteria for securities in the Underlying Index include requirements for industry participation, primary exchange listing, minimum capitalization (adjusted for free float), minimum price and minimum average daily trading volume.

Each security's relative weighting in the Underlying Index is determined based upon the sector of the Underlying Index to which the company is assigned. Each sector employs a separate weighting process:

i)  Reactors. Companies are equally weighted. In the case of joint ventures, the joint ventures' weight is divided between the partners in the joint venture.

ii)  Primary Construction. Companies are equally weighted.

iii)  Technology, Equipment and Services. Companies are capitalization weighted, adjusted for float. Individual company weights are capped at 3% of their weight in the Underlying Index.

iv)  Utilities. Companies are capitalization weighted, adjusted for float. Company weights are further adjusted to reflect the percentage of total power output derived from nuclear sources. Individual company weights are capped at 3% of their weight in the Underlying Index.

v)  Fuels. Companies are capitalization weighted, adjusted for float. Individual company weights are capped at 3% of their weight in the Underlying Index.

Rebalancing data, including constituent weights and related information, is posted on the Underlying Index's web site (www.wnanuclearindex.com) prior to the start of trading on the first business day following the third Friday of the calendar quarter. Share weights of the constituents remain constant between quarters except in the event of certain types of corporate actions, including stock splits and reverse stock splits. Share weights of the Underlying Index are not adjusted between rebalancing dates for shares issued or shares repurchased.

The Underlying Index began operations on September 11, 2007. Valuation Data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in the Nuclear Energy Industry

The energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The nuclear energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Securities of the companies involved in this industry have been significantly more volatile than securities of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the nuclear power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

The nuclear energy companies in which the Fund invests are subject to risks of lengthy delays, greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. In addition, governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

The price of crude oil, natural gas, electricity produced from traditional hydro power and possibly other undiscovered energy sources could potentially have a negative impact on the competitiveness of nuclear energies.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment commenced operations on April 1, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $750 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $750 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,074, $31,461, $53,617 and $117,791 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $3,000.

The Creation Transaction Fee, Redemption Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Global Progressive Transportation Portfolio

Ticker: PTRP Intraday NAV Ticker: PTRP.IV Energy Efficient Transport IndexSM (Ticker: HAUL)	CUSIP: 73936Q850 Underlying Index: Wilder NASDAQ OMX Global

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs and GDRs based on securities in the Underlying Index. The Fund will normally invest at least 80% of its total assets in the securities and ADRs and GDRs based on the securities of global companies involved in the advancement of efficient transportation as discussed below. The Underlying Index is comprised of companies engaged in a business or businesses which Wilder Transport Index, LLC (the "Index Provider") believes stand to benefit substantially from a societal transition toward the use of cleaner, less costly and more efficient means of transportation. Companies selected for the Underlying Index include those that focus on technologies for the utilization of greener, more efficient sources of energy for transportation. These technologies are designed to provide greater efficiency and to reduce costs and time in transit and include renewable energy harvesting or production, energy conversion, energy storage, improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. As of December 31, 2008, the Underlying Index consisted of approximately 38 securities of companies with market capitalizations between $81.7 million and $46.2 billion. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is reconstituted and rebalanced quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight securities in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.
Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable, in accordance with Underlying Index policies and procedures. Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures. If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

Security weightings are determined each rebalancing by evenly dividing them by total sector weight using modified equal weighting; within any sector, securities are initially equally weighted. The securities under $200 million in market capitalization are removed from sector weight calculations and set at 0.5%.

Following quarterly rebalancing, securities move the next three months according to respective prices and automatically reset for the next quarter's start.

The modified equal dollar weighting methodology is applied to the capitalization of each security in the Underlying Index, after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security in the Underlying Index at the close of trading on the first Friday in March, June, September and December. Securities in the Underlying Index are then calculated by dividing this modified equal dollar capitalization for each security in the Underlying Index by its corresponding last sale price. Changes to securities in the Underlying Index will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

The Underlying Index began operations on August 25, 2008. Valuation Data regarding the Underlying Index will be available via Bloomberg, L.P.

Index Construction

(1) The Underlying Index uses modified equal dollar weighting. No single security may exceed 5% of the total Underlying Index weight at the start of the quarterly rebalancing. If a security exceeds 5%, its excess weight will be redistributed within the sectors described below.

(2) For a security to be included in the selection universe, a company must be identified as one which has a significant exposure to advance efficiency or innovation in transportation or infrastructure, to develop technologies that contribute to innovation in transportation or infrastructure and to contribute to lowering costs of transportation and reducing time in transit.

The Underlying Index is currently comprised of companies focused on the following sectors:

Alternative Vehicles: This wide-ranging sector for alternative vehicles and their related technologies may include electric cars, plug-in hybrid vehicles, and improvements in energy efficiency for larger trucks and buses, as well as the work advancing smaller personal bicycles, bicycle components, and scooters. It may also include alternative fuel and related distribution systems for liquid, gaseous, or solid modern fuels; advanced batteries that store energy in innovative ways; basic precursor materials used in battery chemistries; nanotechnology for better storage; and related processes and systems.

Rail and Subway Systems: This sector includes highly modern rail technologies as well as common railroads where goods are transported more efficiently than by any other means; the varied technologies for moving people with the greatest energy efficiency from common railroads to modern bullet trains; mass transit and related systems; subways; basic infrastructure; and the logistic and other support specific to rail and subway systems.

Sea, Land, Air and Intermodal: This sector includes manufacturers and facilitators for various transport methodologies by land, sea, or air, as well as the intermodal systems that can tie these various transport methodologies together for more efficient movement of goods and people. This sector may contain, for instance, shipping and the carriage of goods or people by sea; energy efficient means for transport by land; aerospace and airport logistics; and companies advancing synergies of intermodal transport.

Innovative Transportation: This sector includes a broad scope of new and innovative activity advancing modern transportation for efficiency, reducing costs such as fuel, or time in transit, and generally leading to improvements in transportation. This sector may include improved key materials such as better aluminum, carbon fiber and advanced steel; or innovative systems for distribution of emerging fuels; modernized controllers, electronic systems; or the latest advances in materials, technologies and transportation management.

(3) Market capitalization for the majority of Underlying Index securities is $200 million and above. To account for notable but smaller companies sometimes significant to the efficient transportation field, a minority of Underlying Index securities may have market capitalizations between $50 million and $200 million.

(4) To be eligible for the Underlying Index, a security generally will:

(i)  have a market capitalization of at least $50 million;

(ii)  have a three-month average closing price above $1.00 if not currently in the Underlying Index;

(iii)  have a minimum three-month average daily dollar trading volume of at least $1 million; and

(iv)  be listed on a major and liquid exchange among countries around the world.

Stock Universe

The companies selected for inclusion in the Underlying Index offer efficiency gains in transportation through technological innovation, or advancing efficient designs that may be widely adopted to achieve greater efficiencies in transportation. This includes, for instance, means to reduce fuel costs, vehicle weight or time in transit. Areas may include rail and subway systems; alternative vehicles and fuels; fuel and power systems; better transportation by sea, land, air, and intermodal means; innovative transportation-relevant activity included companies involved in new materials, lightening load weight, transport monitoring, management, information and logistics.

Companies operating outside of the transportation industry may be included if they do significant work that advances the transportation industry, such as companies making lighter new materials that help to achieve greater efficiencies in transportation or notably reduce noise.

Quarterly Evaluation

The securities included in the Underlying Index will be evaluated quarterly in March, June, September and December based on market data from the preceding month end. Security additions and deletions will be made effective after the close of trading on each third (3rd) Friday of each calendar quarter month.

At each quarterly evaluation, the Index Provider determines the sector weights for the Underlying Index.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in the Transportation Industry

Companies involved in transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, fluctuating component prices, inflation, insurance costs, security and environmental measures and government regulation. Also, the Fund's policy of investing in companies involved in the advancement of efficient transportation could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not invest in companies involved in the advancement of efficient transportation.

In addition, companies in this industry may be significantly affected by the occurrence of certain events related to war, terrorist attacks and political instability (or the threat thereof). Consumer perceptions of travel safety and costs, preferences and spending patterns may also affect companies in the transportation industry. Furthermore, the transportation industry is particularly affected by changing weather conditions and other natural disasters.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Fund. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on September 16, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The other expenses listed in the table are estimates for the fiscal year ending October 31, 2009 and are based on a percentage of estimated average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $900 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $900 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,374 if the Creation Unit is redeemed after one year, and $31,761 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $3,600.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Global Steel Portfolio

Ticker: PSTL Intraday NAV Ticker: PSTL.IV IndexSM (Ticker: QSTL)	CUSIP: 73936Q868 Underlying Index: NASDAQ OMX Global Steel

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Steel IndexSM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the steel industry. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the manufacturing and storage of iron and steel products and is calculated and maintained by NASDAQ OMX (the "Index Provider"). As of December 31, 2008, the Underlying Index consisted of approximately 64 securities of companies with market capitalizations between $182.8 million and $34.2 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is reconstituted annually and rebalanced quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the

Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the market capitalization ranking of the Underlying Index securities. At each quarterly rebalance, if the Underlying Index weight of the highest ranking security is greater than 8%, it will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities. Then, if the Underlying Index weight of the second highest ranking security is greater than 8%, it too will be capped at 8% and the excess weight will be proportionally distributed across the remaining securities. This process will be repeated until no more than five securities are capped at 8%. If after redistribution, any of the five highest ranked securities are weighted below 8%, they will not be capped. Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index weights.

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the first Friday in March, June, September and December. Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price. Changes to the securities in the Underlying Index will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange and classified as involved in the manufacturing and storage of iron and steel products by the Index Provider. Only one security per company is permitted. If a company has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion in the Underlying Index. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion.

The Underlying Index securities are evaluated annually each September based on market data and sector classification by the Index Provider. Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in September. Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or no longer meets the Underlying Index construction criteria, or is otherwise determined by the Index Provider to be ineligible for continued inclusion in the Underlying Index, the security will be removed. In addition, any security that reaches its foreign investment limit in between quarterly rebalance will be removed immediately from the Underlying Index. Additions to the Underlying Index are only made at the annual reconstitution.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will ordinarily become effective as soon as practicable in accordance with Underlying Index policies and procedures. Changes of less than 5% are accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, the Index Provider determines on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with Underlying Index policies and procedures. If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations on August 18, 2008. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investment in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in the Steel Industry

Companies involved in activities related to the manufacturing and storage of iron and steel products face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy and the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for steel. Companies involved in the manufacturing and storage of iron and steel products are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and changes in tax and other government regulations.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Fund. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rate during the recent periods. Based on the reconstitutions of the Underlying Index, there may be a large degree of portfolio turnover as the Fund replicates the Underlying Index. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on September 16, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The other expenses listed in the table are estimates for the fiscal year ending October 31, 2009 and are based on a percentage of estimated average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $2,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,574 if the Creation Unit is redeemed after one year, and $34,961 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $10,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Global Water Portfolio

Ticker: PIO Intraday NAV Ticker: PIO.IV	CUSIP: 73936T623 Underlying Index: Palisades Global Water Index (Ticker: PIIWI)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the Palisades Global Water Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies that generate at least 50% of their revenue from water or water-related activities. The Underlying Index is a modified equal-dollar weighted index comprised of publicly traded global water companies listed on major international stock exchanges whose business stands to benefit substantially from the quantity and/or quality issues associated with the global management of water resources. The components of the Underlying Index are selected based on the objective of providing a representative indicator of the global water business. The Underlying Index was created by, and is a trademark of, Water Index Associates, LLC (the "Index Provider"). The components of the Underlying Index are categorized by sector based on a determination by the Index Provider as to the proper classification of a company's water or water-related activity. The Index Provider selects global water companies that it believes are core holdings of a diversified global water portfolio. As of December 31, 2008, the Underlying Index consisted of 30 securities of companies with market capitalizations of between approximately $41.2 million and $18 billion that were domiciled in Austria, Brazil, Canada, Chile, China, Finland, France, Germany, Hong Kong, India, Italy, Japan, Malaysia, the Netherlands, Singapore, South Korea, Spain, Switzerland, the United Kingdom and the United States or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is rebalanced after the close of trading on the next to last business day of each March, June, September and December (the "Rebalance Date") and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The components of the Underlying Index are categorized by sector based on a determination by the Index Provider as to the proper classification of a company's water or water-related activity. The Index Provider selects global water companies traded on stock exchanges around the world that it believes are core holdings of a diversified global water portfolio. The Underlying Index is modified equal-dollar weighted and is rebalanced each March, June, September and December. The sectors within the Underlying Index are defined as follows:

Water Utilities

Water utilities are the "regulated" purveyors of water, directly responsible for getting water supplies to residential, commercial agricultural and industrial users. U.S. water utilities are under the jurisdiction of federal and state regulatory bodies and must comply with a myriad of regulatory requirements to ensure the safety of drinking water and the environmental impact of wastewater discharges. Foreign water utilities may operate under different regulatory frameworks than U.S. water utilities. The investor-owned water utilities included in the Underlying Index generally oversee the water, wastewater and/or stormwater facilities for a specific geographical region or are structured as holding companies comprised of geographically diverse operating divisions.

Treatment

The treatment sector comprises those companies that in some way contribute to the physical, chemical or biological integrity of water and/or wastewater supplies. Water treatment specifically refers to the process of converting raw water to potable water of sufficient quality to comply with applicable regulations, thereby ensuring the protection of human health. Wastewater treatment, though extricably linked to the provision of potable water, can be differentiated within the treatment sector through the additional objective of protecting the environment.

Analytical

The analytical sector includes companies that provide services, manufacture instrumentation or develop techniques for the analysis, testing or monitoring of water and/or wastewater. These analytics are applied, directly or indirectly, to achieve either a mandated compliance requirement or a management objective in optimizing the use of water relative to a specific function, whether industrial or residential. From a water policy perspective, the trend is clearly toward regulations where implementation of compliance requirements is tied to monitoring provisions. The analytical group is driven by the convergence of biotechnology, information technologies, optical sensing technology and advanced electronics.

Resource Management

The management of water as an economic resource reflects the transition of the water industry to the ideal of sustainability. This industry sector encompasses companies that provide engineering, construction, operations, consulting and related technical services to public and private customers in virtually all aspects of managing water resources. These firms in the Underlying Index have a significant presence in the development of water and wastewater projects on a global basis.

Infrastructure

This sector includes the companies that should benefit from the construction, replacement, repair and rehabilitation of water distribution systems throughout the world. It encompasses the vast interconnected network of pipelines, mains, storage tanks, lift stations, pumps, and smaller appurtenances of the water distribution system such as valves, flow meters and service connections. The sector also includes the rehabilitation market comprised of technologies utilized to upgrade, maintain and restore pipe networks as a cost-effective alternative to new construction.

Conglomerates/Diversified

The conglomerates sector comprises those companies that contribute significantly to the water industry yet are extensively diversified into other industries or markets such that the contribution of water or water-related activities can be relatively small. Conglomerates are reviewed on a case-by-case basis. These companies may not be conglomerates in the traditional sense but may have instead sought to apply a particular platform technology, product-line or service capability across several global markets, including water. The conglomerates sector contains leading global companies that have business brands or activities that are widely recognized and accepted within the water industry.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in the Water Industry

The Fund's investments in the water industry may under-perform relative to the general market, returns on investments in other sectors or fixed-income securities. Furthermore, because the Fund will focus its investments in tracking just the water industry, economic downturns and global and domestic events affecting the water industry will have a greater impact on the Fund than would be the case if the Fund's investments were more well diversified. These events may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances and changes in consumer sentiment and spending. Companies engaged in the water industry can be subject to liability for environmental damage, depletion of resources, conflicts with local communities over water rights and mandated expenditures for safety and pollution control.

Competition between water companies and government regulation of water companies, including regulation of the rates that the companies may charge, both domestically and internationally, may adversely affect the earnings of the companies in which the Fund will invest.

Emerging Market Securities Risk

Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending.

Rules adopted under the 1940 Act permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Due to legal and regulatory rules and limitations imposed by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(0.28)% (2nd Quarter 2008)	(23.96)% (3rd Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares Global Water Portfolio (return before taxes)	(46.08)%	(33.28)%
PowerShares Global Water Portfolio (return after taxes on distributions)	(46.33)%	(33.47)%
PowerShares Global Water Portfolio (return after taxes on distributions and sale of Fund Shares)	(29.96)%	(27.88)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(29.30)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(37.00)%	(26.68)%
Palisades Global Water Index (reflects no deduction for fees, expenses or taxes)	(45.87)%	(31.29)%

*  Fund Inception: June 13, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI EAFE Index and the S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,574, $31,961, $54,117 and $118,291 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $4,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
Global Wind Energy Portfolio

Ticker: PWND Intraday NAV Ticker: PWND.IV Global Wind Energy Index (Ticker: QWND)	CUSIP: 73937B308 Underlying Index: NASDAQ OMX Clean Edge®

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Clean Edge® Global Wind Energy Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and depository receipts based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in securities that comprise the Underlying Index rather than in depository receipts. The Fund will normally invest at least 80% of its total assets in securities of companies engaged in the wind energy industry. Companies engaged in the wind energy industry are companies that are primarily manufacturers, developers, distributors, installers, and users of energy derived from wind sources. The Underlying Index is calculated and maintained by NASDAQ OMX (the "Index Provider"). As of December 31, 2008, the Underlying Index consisted of approximately 34 securities of companies with market capitalizations between approximately $75.2 million and $170.4 billion traded in Belgium, Canada, Denmark, France, Germany, Greece, Hong Kong, Japan, Spain, Switzerland, the United Kingdom and the United States. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is reconstituted semi-annually and rebalanced quarterly, and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index will employ a modified market capitalization-weighted methodology based on the free-float market capitalization of the Underlying Index securities. At each semi-annual rebalance, the component securities will be classified as "Pure Play" or "Multinational." Pure Play companies are those companies that are focused primarily on the development, distribution, creation of components and other primary activities involving the wind energy sector. Multinational companies are companies that have segments of their business actively involved in the wind energy sector. To be classified as a multinational a company must have, according to the Index Provider's assessment, generated $1 billion in revenues from wind business activities or participated in the creation of at least 1000 megawatts of energy from wind. The Pure Play securities will be given a collective weight of 90% and the Multinational will be given a collective weight of 10%.

Within the Pure Play sector, the Underlying Index securities will be ranked by a free-float market-capitalization and if the free-float weight of the highest ranking securities is greater than 10%, it will be capped at 10% and the excess weight will be proportionately distributed across the remaining securities. Then, if the Underlying Index weight of the second highest ranking security is greater than 10%, it too will be capped at 10% and the excess weight will be proportionately distributed across the remaining securities. This process will be repeated until no more than four securities are capped at 10%. Next, if the fifth highest ranked security is below 10%, it will not be capped. However, if after the final distribution the weight of any security exceeds 4% it will not be included in the Underlying Index at that redistributed weight, provided that no more than five securities already exceed 4%. Next, the Underlying Index weight of all other securities greater than 4% will be capped at 4% with the excess weight proportionally distributed across the remaining securities to generate the final rebalanced Underlying Index weights.

Within the Multinational sector, the Underlying Index securities will be ranked by market-capitalization and if the Underlying Index weight of the highest ranking security is greater than 1.5% it will be capped at 1.5% and the excess weight will be proportionally distributed across the remaining securities. Then, if the Underlying Index weight of any remaining securities is above 1.5%, it will be capped at 1.5% and this process will be repeated until no Underlying Index security within the Multinational sector is above 1.5%

The modified market capitalization-weighted methodology is applied to the capitalization of each Underlying Index security after applying changes semi-annually to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the third Friday in March and September. Underlying Index shares are then calculated by dividing this modified market capitalization for each Underlying Index security by its corresponding last sale price.

Index Construction

Companies included in the Underlying Index must be listed on a recognized global stock exchange. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $100 million and a minimum three-month average daily trading volume of $400,000 prior to inclusion in the Underlying Index. Only one security per issuer is allowed. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion. In general, securities listed on the Bombay Stock Exchange in India, the Russian Trading System Stock Exchange, the Over-The-Counter Bulletin Board in the United States and A-shares listed on the Shenzhen Stock Exchange and the Shanghai Stock Exchange in China will not be considered eligible for inclusion in the Underlying Index. However, if a security listed on any of the exchanges referenced above has a security listed on an eligible exchange that meets the size and liquidity requirements of the Underlying Index, the security will be considered for inclusion within the Underlying Index.

The Underlying Index securities will be evaluated semi-annually in March and September based on market data as monitored by the Index Provider. Security additions and deletions shall be made effective after the close of trading on each third (3rd) Friday in March and September.

Index Maintenance

Changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights issuances will be adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to five percent, the change will ordinarily become effective as soon as practicable in accordance with generally accepted Underlying Index policies and procedures. Changes of less than five percent will be accumulated during the quarter and will ordinarily be made effective after the close of trading on the third Friday in March, June, September and December. In each case, an adjustment to the divisor will be made to ensure continuity of the Underlying Index.

In the case of a special cash dividend, the Index Provider will determine on an individual basis whether to make a change to the price and/or Underlying Index shares of an Underlying Index security in accordance with generally accepted Underlying Index policies and procedures. If it is determined that a change will be made, it will ordinarily become effective on the ex-date.

The Underlying Index began operations on June 26, 2008. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in the Wind Energy Industry

Companies in the wind energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy industry companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Shares in the companies involved in the wind energy industry have been significantly more volatile than shares of companies operating in other more established businesses. Certain valuation methods currently used to value companies involved in the wind energy industry, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to further increase the volatility of certain wind energy industry company share prices. This sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk. Because many wind energy industry companies have been newly created and are unseasoned, the shares of these companies may be considered to be speculative and subject to extreme volatility and a greatly increased risk of loss.

Changes in U.S., European and other governments' policies towards wind energy technology, such as licensing requirements, also may have an adverse effect on the Fund's performance. Companies in the wind energy business may have limited operating histories, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

The Fund, being composed of securities issued by companies operating in a limited number of businesses, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different businesses. The price of crude oil, natural gas, electricity generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of wind energy.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries and stock exchanges in which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on June 27, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$77	$240

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The other expenses listed in the table are estimates for the fiscal year ending October 31, 2009 and are based on a percentage of estimated average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $10,574 if the Creation Unit is redeemed after one year, and $30,961 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares
International Listed Private Equity Portfolio

Ticker: PFP Intraday NAV Ticker: PFP.IV Private Equity IndexSM (Ticker: ILPEX)	CUSIP: 73936T466 Underlying Index: Red Rocks International Listed

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Red Rocks International Listed Private Equity IndexSM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in publicly listed companies that invest in or lend capital to privately held companies (collectively "listed private equity companies"). The Underlying Index is comprised of listed private equity companies. Securities of the constituent companies are traded on exchanges outside of the United States. The Underlying Index represents a diversified exposure to both a number of private equity firms or managers, as well as the consolidated exposure of the underlying portfolio investments. Considerations for diversification include the consolidated stage of investment (early, mid, late), type of capital (equity, debt, mezzanine, etc.), sector (Energy, Industrials, Technology, etc.) and geography. The publicly traded securities within the Underlying Index may include publicly traded limited partnership interests, investment holding companies, special purpose acquisition corporations, publicly traded venture capital funds, closed-end funds, ADRs, financial institutions who lend to or invest in privately held companies, real estate investment trusts ("REITS"), and any other vehicle whose primary purpose is to invest in privately held companies.

The Underlying Index is compiled by Red Rocks Capital, LLC ("Red Rocks" or the "Index Provider") and has been operational and quoted since February 2007 under the symbol "ILPEX." As of December 31, 2008, the Underlying Index consisted of approximately 45 securities of companies with market capitalizations between $67.3 million and $23 billion that were domiciled in Australia, Belgium, Bermuda, Brazil, Canada, Finland, Germany, Italy, Japan, Luxembourg, South Africa, South Korea, Singapore, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries.

The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight a security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

Primary weighting of securities within the Underlying Index is based on stock market capitalizations. Market capitalization weighting may be modified in the interest of maintaining sector diversification that is similar to the sector weightings of the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI® EAFE®) Index. In addition, the Index Provider seeks to maintain a consolidated stage of investment similar to a typical large institutional private equity portfolio: 65% late stage, 25% mid stage and 10% early stage. The Index Provider may make further adjustments to market capitalization weightings to companies experiencing diminishing exposure to private businesses or relatively unclear direct exposure versus other companies. The Underlying Index holds a minimum of thirteen securities and no security may exceed 10% of the weight of the Underlying Index. Companies that represent a 5% or greater weighting, in the aggregate, may not represent more than 50% of the Underlying Index.

Index Construction

(1) The Underlying Index is composed of a diversified mix of listed private equity companies. Diversification within the Underlying Index is viewed from four different perspectives from within the listed private equity companies' portfolio of investments:

(a) The stage of investment (early, late, mature, etc.),

(b) The type of capitalization instruments held (equity, debt, mezzanine, etc),

(c) The industry focus, and

(d) Geography.

(2) Each company must have a market capitalization of at least $100 million to be included in the Underlying Index.

(3) Each company must have, or have a stated intention of having, at least 80% of its assets invested in or exposed to private businesses. Companies must be invested in or exposed to at least five unrelated privately held businesses.

(4) Companies may be domiciled anywhere but the publicly traded stock must be listed on a recognized exchange outside the United States.

(5) Substantial violations to the criteria stated above are removed from the Underlying Index.

(6) The listed private equity companies that will comprise the Underlying Index will be selected based on the following criteria: valuation metrics, financial data, historical performance, market capitalization and the need for diversification within the portfolio (stage of investment, type of capitalization instruments held, industry focus and geography).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Listed Private Equity Companies

There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy.

Investments made by listed private equity companies are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a listed private equity company in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment. Since private equity companies rely on access to short-term money markets, longer-term capital markets and the bank markets as a significant source of liquidity, to the extent that listed private equity companies are not able to access capital at competitive rates, their ability to implement certain financial strategies will be negatively impacted. Market disruptions, including a downturn in capital markets in general, or a downgrade of the credit rating of a listed private equity company held by the Fund may increase the cost of borrowing to that company, thereby adversely impacting the Fund's returns. Credit downgrades may also result in requirements on a company to provide additional support in the form of letters of credit or cash or other collateral to various counterparties.

Since many of the assets of listed private equity companies do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies. Such determination requires that judgment be applied to the specific facts and circumstances. Due to the absence of a readily ascertainable market value, and because of the inherent uncertainty of fair valuation, fair value of a listed private equity company's investments may differ significantly from the values that would be reflected if the securities were traded in an established market, potentially resulting in material differences between a listed private equity company's NAV per share and its market value.

Many listed private equity companies invest in mezzanine and other debt securities of privately held companies, including senior secured loans. Mezzanine investments typically are structured as subordinated loans (with or without warrants) that carry a fixed rate of interest. Many debt investments in which private equity companies invest will not be rated by a credit rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and will be below investment grade quality. These investments are commonly referred to as "junk bonds" and have predominantly speculative characteristics with respect to an issuer's capacity to make payments of interest and principal. Although lower grade securities are higher yielding, they are also characterized by high risk. In addition, the secondary market for lower grade securities may be less liquid than that of higher rated securities. Issuers of lower rated securities have a currently identifiable vulnerability to default or may currently be in default. Lower-rated securities may react more strongly to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of lower-rated securities defaults, a listed private equity company may incur additional expenses to seek recovery.

Risks of Investing in Real Estate Companies

The real estate companies in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, the effects of prepayments on mortgage cash flows, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, casualty or condemnation losses, limitations on rents, risks associated with leverage, market illiquidity, tenant bankruptcies and other credit problems, and changes in neighborhood values and appeal to purchasers. Real estate companies are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the real estate companies invest and their underlying portfolio securities. Real property investments are also subject to risks that are specific to the real estate sector in which the real estate company invests, such as hotel, office, healthcare and retail properties, which are often subject to specific governmental laws and regulations. In addition, the value of a real estate company can depend on the structure of and cash flow generated by the real estate company.

Industry Risk

To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Underlying Index includes certain securities of publicly traded partnerships in which the Fund may not invest as a result of the U.S. tax rules governing the Fund's status and taxation as a regulated investment company. The Fund's investments may deviate from the Underlying Index in part because the Fund will not make investments it believes would jeopardize the Fund's status as a regulated investment company or which the Fund deems would be unduly burdensome under the U.S. tax rules governing the taxation of regulated investment companies. Due to legal and regulatory rules and limitations imposed by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(6.03)% (2nd Quarter 2008)	(40.64)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares International Listed Private Equity Portfolio (return before taxes)	(60.93)%	(55.10)%
PowerShares International Listed Private Equity Portfolio (return after taxes on distributions)	(61.44)%	(55.75)%
PowerShares International Listed Private Equity Portfolio (return after taxes on distributions and sale of Fund Shares)	(39.45)%	(46.15)%
MSCI AC World Financials Index (reflects no deduction for fees, expenses or taxes)	(53.95)%	(49.18)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(43.38)%	(36.83)%
Red Rocks International Listed Private Equity IndexSM (reflects no deduction for fees, expenses or taxes)	(61.40)%	(54.67)%

*  Fund Inception: September 27, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI AC World Financials Index and the MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 547 and 1,137 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.75%
Other Expenses(3)	0.00%
Acquired Funds Fees and Expenses(4)	0.04%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$81	$252	$439	$978

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

(4)  "Acquired Fund Fees and Expenses" reflect the Acquired Funds' total annual operating fees and expenses and set forth the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The actual Acquired Fund expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Acquired Fund's most recent fiscal period. Some Acquired Funds may have expense limitations or waivers that reduce total expenses.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $750 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $750 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,583, $33,040, $56,342 and $123,741 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $3,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

Powershares
MENA Frontier Countries Portfolio

Ticker: PMNA Intraday NAV Ticker: PMNA.IV North Africa IndexSM (Ticker: QMEA)	CUSIP: 73936Q603 Underlying Index: NASDAQ OMX Middle East

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Middle East North Africa IndexSM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund will normally invest at least 80% of its total assets in securities of companies that are domiciled in or principally traded in a Middle East or North African frontier country (the "80% investment policy"). Frontier countries are countries that have smaller economies or less developed capital markets than traditional emerging markets. Middle East and North African frontier countries currently include Bahrain, Egypt, Jordan, Kuwait, Lebanon, Morocco, Oman, Qatar, Saudi Arabia, Tunisia and the United Arab Emirates. However, markets that have restrictive foreign investment restrictions or capital repatriation restrictions are excluded from the Underlying Index's eligible universe of MENA frontier countries. Currently, Saudi Arabia and Tunisia are excluded from the Underlying Index's eligible universe. The countries that comprise Middle East and North African frontier countries may change from time to time, but the countries will continue to be domiciled in or principally traded in the Middle East or North African ("MENA") region. The Underlying Index is calculated and maintained by NASDAQ OMX (the "Index Provider"). The Underlying Index is designed to measure the performance of the largest and most liquid securities of companies domiciled in a frontier country in the MENA region. As of December 31, 2008, the Underlying Index consisted of approximately 52 securities of companies with market capitalizations between $306.1 million and $16.9 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is reconstituted and rebalanced quarterly, and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the

Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index is designed to measure the performance of the largest and most liquid securities of companies domiciled in frontier countries in the Middle East or North African region. Certain of the frontier countries in which the securities included in the Underlying Index are listed impose restrictions on foreign investments, including foreign ownership limitations. These restrictions may vary from issuer to issuer. At each quarterly rebalance and reconstitution, the Index Provider takes into account the then current foreign ownership limitations and locked-in stock (held by government agencies, founders and others).

Index Construction

Companies included in the Underlying Index must be listed on a recognized exchange and have at least $200 million in float-adjusted market capitalization and a minimum three-month average daily value traded of $1 million prior to inclusion in the Underlying Index. Each company must be domiciled in a MENA frontier country.

MENA frontier countries currently include Bahrain, Egypt, Jordan, Kuwait, Lebanon, Morocco, Oman, Qatar, Saudi Arabia, Tunisia and United Arab Emirates. However, markets that have restrictive foreign investment restrictions or capital repatriation restrictions are excluded from the Underlying Index's eligible universe of MENA frontier countries. Currently, Saudi Arabia and Tunisia are excluded from the Underlying Index's eligible universe. The countries that comprise MENA frontier countries may change from time to time.

The Index Provider then sorts all securities in the universe in descending order of their float-adjusted market capitalization within each country and selects the ten largest securities by float-adjusted market capitalization in each country. The Underlying Index includes the most liquid securities available. Therefore, if ADRs or GDRs are more liquid than the local shares in any MENA frontier country, they will be included in the Underlying Index in lieu of local shares. If fewer than ten securities are available from any country in the Underlying Index's eligible universe, less than ten securities may be included from that country in the Underlying Index. If a security is subject to foreign investment restrictions, it is considered for inclusion in the Underlying Index only if its foreign investment limit has not been met.

The Underlying Index will primarily weight securities within the Underlying Index based on float-adjusted stock market capitalizations. Market capitalization may be modified to take into account strategic and government holdings, as well as foreign ownership levels. The weight of any individual security will not exceed 10% of the weight of the Underlying Index. The weight of securities of any single MENA frontier country will not exceed 20% of the weight of the Underlying Index. If the aggregate weight of securities of a single country exceeds 20%, the aggregate weight will be capped at 20% and the component securities within that country will be weighted proportionately across the remaining securities in the remaining countries in the eligible universe. Further modifications of market capitalization are made so that, with respect to the bottom 55% of the weight of the Underlying Index, no single security represents more than 4.5% of the weight of that portion of the Underlying Index.

Index Reconstitution and Rebalance

The Underlying Index is reconstituted and rebalanced on a quarterly basis to ensure that no single stock represents more than 10% and no single country represents 20% of the weight of the Underlying Index. No securities are added to the Underlying Index between rebalancing periods. Between rebalancing periods, a security may be deleted from the Underlying Index due to corporate events such as mergers, acquisitions, takeovers or delistings. In addition, any security that reaches its foreign investment limit in between quarterly rebalances will be removed from the Underlying Index. Securities will be reviewed quarterly to ensure appropriate float numbers and foreign investment restrictions are being applied.

The Underlying Index began operations on June 5, 2008. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information regarding these issuers will be available. Investment in securities of non-U.S. issuers may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in securities of such issuers and increase the costs and expenses of the Fund. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. The legal systems in certain frontier countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder's investment. However, the notion of limited liability is less clear in certain countries included in the Underlying Index. An investor therefore may be liable in certain countries for the acts of a corporation in which it invests for an amount greater than the investor's actual investment in that corporation. Similarly, the rights of investors in certain issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in certain countries. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing In Frontier Securities

Investment in securities in emerging market countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Investments in the securities of non-U.S. issuers are subject to the laws of the individual countries in which the securities are issued. Each country has different laws specific to that country which impact investment which may increase the risks to which investors, such as the Fund, are subject. Investors must comply with such laws at the risk of losses. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging markets countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Finally, country specific rules or legislation addressing investment-related foreign exchange transactions may inhibit or prevent certain transactions from transpiring in a particular country.

Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, Fund Share prices. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the Fund's Share price to decline.

Moreover, the economies of frontier countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Certain foreign governments in countries in which the Fund may invest levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Investment in equity securities of issuers operating in certain frontier countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier countries and increase the costs and expenses of the Fund. Certain frontier countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if a deterioration occurs in a frontier country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Geographic Risk

Funds that are less diversified across geographic regions, countries, industries or individual companies are generally riskier than more diversified funds. The economies and financial markets of certain regions, including the Middle East and Africa, can be interdependent and may all decline at the same time.

Political Risk

Governments of many frontier countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and, consequently, the value of certain securities held in the Fund's portfolio. In addition, there is the possibility in certain countries of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain of the MENA frontier countries may be subject to a greater degree of political and social instability than is the case in more developed countries. Such instability may result from, among other things, authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, popular unrest associated with demands for improved political, economic and social conditions, internal insurgencies, hostile relations with neighboring countries and ethnic, religious and racial disaffection. Some frontier countries may be affected by a greater degree of public corruption and crime, including organized crime.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain MENA frontier countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending.

Rules adopted under the 1940 Act permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Certain countries in which the Fund invests utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer's securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level, for a period of time around a shareholder meeting. These restrictions have the effect of prohibiting securities to potentially be voted (or having been voted), from trading within a specified number of days before, and in certain instances, after the shareholder meeting.

Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle.

The specific practices may vary by market and the blocking period can last from a day to several weeks, typically terminating on a date established at the discretion of the issuer.

Once blocked, the only manner in which to remove this block would be to withdraw a previously cast vote, or to abstain from voting all together. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed.

Share blocking may present operational challenges for the Fund and APs, including the effect that an imposed block would have on pending trades. Pending trades may be caused to fail and could potentially remain unsettled for an extended period of time. Fails may also expose the transfer agent and the fund to "Buy In" situations in which if unable to deliver shares after a certain period of time, a counter party has the right to go to market, purchase a security at the current market price and have any additional expense borne by the fund or transfer agent.

As a result of the ramifications of voting ballots in share blocking proxy markets, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in share blocking proxy markets.

Industry Risk

The economies of emerging and frontier country markets are less developed and can be overly reliant on particular industries. It is likely that a substantial number of securities included in the Underlying Index for certain of the MENA frontier countries will be securities of banks and other financial institutions. To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Cash Redemption Risk

Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind redemptions because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries and stock exchanges in which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Currency Risk

The Fund invests in equity securities of Middle East and Northern African issuers and much of the income received by the Fund will be in foreign currencies. However, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

Index Rebalancing Risk

Pursuant to the methodology of the Index Provider used to calculate and maintain the Underlying Index, when a security in the Underlying Index reaches its limitation on foreign ownership, it will be removed from the Underlying Index that day. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund's annual return and the return of its Underlying Index may increase significantly.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Micro-Capitalization Company Risk

Investments in securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on July 7, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Fund Shares.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.95%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses(4)	0.95%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$97	$303

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The other expenses listed in the table are estimates for the fiscal year ending October 31, 2009 and are based on a percentage of estimated average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

(4)  The Adviser has voluntarily agreed to waive 0.25% of its Advisory Fee for its investment advisory services to the Fund through April 30, 2009. The Adviser may discontinue such voluntary waiver at any time. After giving effect to such voluntary waiver, the Advisory Fee will be 0.70%.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 75,000 Shares (each block of 75,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee consisting of a fixed fee equal to $6,500 per transaction (regardless of the number of Creation Units involved) and a variable fee equal to 0.90% of the value of each Creation Unit. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee consisting of a fixed fee equal to $6,500 for each redemption transaction (regardless of the number of Creation Units involved) and a variable fee equal to 0.90% of the value of each Creation Unit.* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,875,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $31,173 if the Creation Unit is redeemed after one year, and $69,757 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $26,000 and a variable fee equal to 0.90% of the value of each Creation Unit.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

Additional Investment Strategies

Each Fund will normally invest at least 90% of its total assets in securities that comprise its Underlying Index and in ADRs and GDRs and/or depositary receipts, as applicable, based on such securities in its Underlying Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securites index), and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Funds in seeking performance that corresponds to its Underlying Index and in managing cash flows. The Funds will not invest in forward currency contracts and money market instruments as part of a temporary defensive strategy to protect against potential securities market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day that New York Stock Exchange, Inc. ("NYSE") is open) for additions and deletions to each Fund's Underlying Index to be reflected in the portfolio composition of the Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the SAI under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend their portfolio securities. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the Exchanges may be halted due to market conditions or for reasons that, in the view of the Exchanges, make trading in Shares inadvisable. In addition, trading in Shares on the Exchanges is subject to trading halts caused by extraordinary market volatility pursuant to the Exchanges' "circuit breaker" rules. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Fluctuation of Net Asset Value

The NAV of a Fund's Shares generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the relevant Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

The Funds may engage in lending their portfolio securities to certain borrowers. A risk in lending portfolio securities consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Funds may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. Furthermore, because of the risks in delay of recovery, the Funds may lose the opportunity to sell the securities at a desirable price, and the Funds will generally not have the right to vote securities while they are being loaned. In addition, the Funds will bear the risk of loss of any cash collateral that they invest.

Derivatives Risk

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus each Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Participation Note Risk

The PowerShares MENA Frontier Countries Portfolio may invest in participation notes ("P-notes") that seek to track the performance of Kuwaiti securities included in its Underlying Index. P-notes generally are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a P-note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-note typically does not receive voting rights as it would if it directly owned the underlying security. P-notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subjects the Fund to counterparty risk, as discussed below.

Investments in P-notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and has no rights under a P-note against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, the Fund would lose its investment. The risk that the Fund may lose its investments due to the insolvency of a counterparty may be amplified because the Fund intends to purchase P-notes issued by as few as one issuer. In seeking to limit its counterparty risk, the Fund will limit its investment in P-notes of any one issuer to $5 million at the time of purchase and to counterparties who meet the creditworthiness standard required of issuers whose securities are eligible for investment by money market funds. P-notes also include transaction costs in addition to those applicable to a direct investment in Kuwaiti securities. In addition, the Fund's use of P-notes may cause the Fund's performance to deviate from the performance of the portion of the Underlying Index to which the Fund is gaining exposure through the use of P-notes.

Due to liquidity and transfer restrictions, the secondary markets on which the P-notes are traded may be less liquid than the markets for other securities, or may be completely illiquid, which may lead to the absence of readily available market quotations for securities in the Fund's portfolio and which may also lead to delays in the redemption of Fund Shares. In addition, the ability of the Fund to value its securities becomes more difficult and the judgment in the application of fair value procedures (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

Swap Agreements Risk

The Funds may enter into swap agreements. The PowerShares MENA Frontier Countries Portfolio may invest up to 20% of its net assets in swaps in seeking to track the performance of securities included in its Underlying Index. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect a Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The Funds intend to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks. Due to the current credit crisis, there is an increased possibility that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.

Each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio and PowerShares Global Wind Portfolio may invest in credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the purchaser in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the purchaser is required to pay the seller a periodic stream of payments over the term of the contract, provided that no event of default has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. The seller is subject to investment exposure on the notional amount of the swap. The purchaser of a credit default swap incurs the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default. These Funds will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked-to-market on a daily basis.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust, the PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of more than $8.7 billion as of January 31, 2009. The Trust is currently comprised of 38 exchange-traded funds.

Invesco PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of each Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Joshua Betts, Brian McGreal and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

Portfolio Managers

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002. Mr. Southard has managed each Fund since its inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc., from May 2007 to August 2008. Prior to this, he was a Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Brian McGreal is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2008. Prior to joining the Adviser, Mr. McGreal was an analyst for Ritchie Capital Management from May 2005 to September 2007 and a trader with SAM Investments from February 1999 to April 2005.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Trampe has been an employee of the Adviser since April 2007. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to April 2007.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Trust.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory

Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser's unitary management fee is designed to pay the Funds' expenses and to compensate the Adviser for providing services for the Funds.

A discussion regarding the Board of Trustees' basis for approving the Investment Advisory Agreement with respect to PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio is available in the semi-annual report to shareholders for the period ended April 30, 2008. A discussion regarding the Board of Trustees' basis for approving the Investment Advisory Agreement with respect to PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio is available in the annual report to shareholders for the period ended October 31, 2008.

How to Buy and Sell Shares

The Shares are issued or redeemed by each Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on an Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade under the following symbols on the following Exchanges:

Fund	Symbol	Exchange
PowerShares DWA Developed Markets Technical Leaders Portfolio	PIZ	NYSE Arca

PowerShares DWA Emerging Markets Technical Leaders Portfolio	PIE	NYSE Arca

PowerShares Dynamic Asia Pacific Portfolio	PUA	NYSE Arca

Fund	Symbol	Exchange
PowerShares Dynamic Developed International Opportunities Portfolio	PFA	NYSE Arca

PowerShares Dynamic Europe Portfolio	PEH	NYSE Arca

PowerShares Emerging Markets Infrastructure Portfolio	PXR	NYSE Arca

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PAF	NYSE Arca

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PDQ	NYSE Arca

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PXF	NYSE Arca

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PDN	NYSE Arca

PowerShares FTSE RAFI Emerging Markets Portfolio	PXH	NYSE Arca

PowerShares FTSE RAFI Europe Portfolio	PEF	NYSE Arca

PowerShares FTSE RAFI Europe Small-Mid Portfolio	PWD	NYSE Arca

PowerShares FTSE RAFI International Real Estate Portfolio	PRY	NYSE Arca

PowerShares FTSE RAFI Japan Portfolio	PJO	NYSE Arca

PowerShares Global Agriculture Portfolio	PAGG	NASDAQ

PowerShares Global Biotech Portfolio	PBTQ	NASDAQ

PowerShares Global Clean Energy Portfolio	PBD	NYSE Arca

PowerShares Global Coal Portfolio	PKOL	NASDAQ

PowerShares Global Gold and Precious Metals Portfolio	PSAU	NASDAQ

PowerShares Global Nuclear Energy Portfolio	PKN	NYSE Arca

PowerShares Global Progressive Transportation Portfolio	PTRP	NASDAQ

PowerShares Global Steel Portfolio	PSTL	NASDAQ

PowerShares Global Water Portfolio	PIO	NYSE Arca

PowerShares Global Wind Energy Portfolio	PWND	NASDAQ

PowerShares International Listed Private Equity Portfolio	PFP	NYSE Arca

PowerShares MENA Frontier Countries Portfolio	PMNA	NASDAQ

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares (100,000 Shares for each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and PowerShares FTSE RAFI Japan Portfolio; and 75,000 Shares for each of PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares MENA Frontier Countries Portfolio), as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the relevant Exchange may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The approximate value of Shares of each Fund will be disseminated every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Trust's Board of Trustees has evaluated the risks of market timing activities by the Funds' shareholders. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), such trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, as is generally the case for PowerShares MENA Frontier Countries Portfolio, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Funds' Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes both fixed and variable transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that with respect to each Fund except PowerShares MENA Frontier Countries Portfolio, it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds' Shares. With respect to PowerShares MENA Frontier Countries Portfolio, the Adviser

monitors trades by APs for patterns of or abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of or otherwise not in the Fund's best interests.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchase

In order to purchase Creation Units of each Fund, except PowerShares MENA Frontier Countries Portfolio, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." In order to purchase Creation Units of PowerShares MENA Frontier Countries Portfolio, an investor must generally deposit combinations of securities and cash (collectively, the "Fund Deposit"). Due to various legal and operational constraints in certain frontier MENA countries, a significant percentage of the Fund Deposit will be the Cash Component and the in-kind component will consist of Deposit Securities that are not subject to such legal and operational constraints. The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC immediately prior to the opening of business each day of the relevant Exchange. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on NYSE (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed Creation Transaction Fee is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. The following chart lists the Creation Transaction Fee applicable to each Fund:

Fund	Creation Transaction Fee
PowerShares DWA Developed Markets Technical Leaders Portfolio	$1,500
PowerShares DWA Emerging Markets Technical Leaders Portfolio	$2,500
PowerShares Dynamic Asia Pacific Portfolio	$3,500
PowerShares Dynamic Developed International Opportunities Portfolio	$3,000
PowerShares Dynamic Europe Portfolio	$2,500
PowerShares Emerging Markets Infrastructure Portfolio	$2,300
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	$3,500
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	$5,000
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$17,500
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$23,000
PowerShares FTSE RAFI Emerging Markets Portfolio	$9,000
PowerShares FTSE RAFI Europe Portfolio	$10,000
PowerShares FTSE RAFI Europe Small-Mid Portfolio	$13,000
PowerShares FTSE RAFI International Real Estate Portfolio	$2,000
PowerShares FTSE RAFI Japan Portfolio	$4,500
PowerShares Global Agriculture Portfolio	$2,300
PowerShares Global Biotech Portfolio	$500
PowerShares Global Clean Energy Portfolio	$1,500
PowerShares Global Coal Portfolio	$1,000
PowerShares Global Gold and Precious Metals Portfolio	$1,000
PowerShares Global Nuclear Energy Portfolio	$750
PowerShares Global Progressive Transportation Portfolio	$900
PowerShares Global Steel Portfolio	$2,500
PowerShares Global Water Portfolio	$1,000
PowerShares Global Wind Energy Portfolio	$500
PowerShares International Listed Private Equity Portfolio	$750
PowerShares MENA Frontier Countries Portfolio	$6,500	*

*  A variable Creation Transaction Fee equal to 0.90% of the value of each Creation Unit is applicable to each transaction.

An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant), if any, or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Redemption

Each Fund's custodian makes available immediately prior to the opening of business each day on the relevant Exchange through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. The redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. The Funds may reserve the right to make available or specify cash redemptions. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on NYSE (ordinarily 4:00 p.m., Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m., Eastern time.

A fixed Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The following chart lists the Redemption Transaction Fee applicable to each Fund:

Fund	Redemption Transaction Fee
PowerShares DWA Developed Markets Technical Leaders Portfolio	$1,500
PowerShares DWA Emerging Markets Technical Leaders Portfolio	$2,500
PowerShares Dynamic Asia Pacific Portfolio	$3,500
PowerShares Dynamic Developed International Opportunities Portfolio	$3,000
PowerShares Dynamic Europe Portfolio	$2,500
PowerShares Emerging Markets Infrastructure Portfolio	$2,300
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	$3,500

Fund	Redemption Transaction Fee
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	$5,000
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$17,500
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$23,000
PowerShares FTSE RAFI Emerging Markets Portfolio	$9,000
PowerShares FTSE RAFI Europe Portfolio	$10,000
PowerShares FTSE RAFI Europe Small-Mid Portfolio	$13,000
PowerShares FTSE RAFI International Real Estate Portfolio	$2,000
PowerShares FTSE RAFI Japan Portfolio	$4,500
PowerShares Global Agriculture Portfolio	$2,300
PowerShares Global Biotech Portfolio	$500
PowerShares Global Clean Energy Portfolio	$1,500
PowerShares Global Coal Portfolio	$1,000
PowerShares Global Gold and Precious Metals Portfolio	$1,000
PowerShares Global Nuclear Energy Portfolio	$750
PowerShares Global Progressive Transportation Portfolio	$900
PowerShares Global Steel Portfolio	$2,500
PowerShares Global Water Portfolio	$1,000
PowerShares Global Wind Energy Portfolio	$500
PowerShares International Listed Private Equity Portfolio	$750
PowerShares MENA Frontier Countries Portfolio	$6,500	*

*  A variable Redemption Transaction Fee equal to 0.90% of the value of each Creation Unit is applicable to each transaction.

An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process, if any, or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for each Fund except with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio, which are declared and paid annually. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the relevant Exchanges, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for each Fund except with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio, which are declared and paid annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Foreign Income Taxes

Certain foreign governments levy withholding or other taxes on dividend and interest income. A Fund may also be subject to foreign income taxes with respect to other income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

Each Fund may elect to pass its credits for foreign income taxes through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If the Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund's foreign income taxes, but the shareholder must include an equal amount in gross income.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, see "Taxes" in the SAI.

Distributor

Invesco Aim Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

The Bank of New York Mellon (formerly known as The Bank of New York) ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for each Fund will be calculated and disseminated daily. The approximate value of Shares of the applicable Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Underlying Index will not be calculated and disseminated intra day. The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund's portfolio securities is based on the securities' closing price on local markets when available. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust's valuation policies and procedures approved by the Board of Trustees. Money market securities maturing in 60 days or less will be valued at amortized cost. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect a Fund's ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fund Service Providers

BONY, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10036, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights tables below are intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

PowerShares DWA Developed Markets Technical Leaders
Portfolio

	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.94
Net investment income (loss)**	0.42
Net realized and unrealized gain (loss) on investments	(11.79)
TOTAL FROM OPERATIONS	(11.37)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.10)
Return of capital	(0.18)
TOTAL DISTRIBUTIONS	(0.28)
NET ASSET VALUE AT END OF PERIOD	$13.29
SHARE PRICE AT END OF PERIOD***	$12.84
NET ASSET VALUE TOTAL RETURN****	(46.12	)%(a)
SHARE PRICE TOTAL RETURN****	(47.93	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,922
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.80	%†
Net investment income (loss)	2.14	%†
Portfolio turnover rate††	205%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.11

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (46.42)%. The share price total return from Fund Inception to October 31, 2008 was (48.52)%.

PowerShares DWA Emerging Markets Technical Leaders
Portfolio

	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.07
Net investment income (loss)**	0.39
Net realized and unrealized gain (loss) on investments	(16.16)
TOTAL FROM OPERATIONS	(15.77)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—
Return of capital	(0.06)
TOTAL DISTRIBUTIONS	(0.06)
NET ASSET VALUE AT END OF PERIOD	$9.24
SHARE PRICE AT END OF PERIOD***	$9.45
NET ASSET VALUE TOTAL RETURN****	(63.04	)%(a)
SHARE PRICE TOTAL RETURN****	(62.20	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,938
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.90	%†
Net investment income (loss)	2.30	%†
Portfolio turnover rate††	223%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (62.96)%. The share price total return from Fund Inception to October 31, 2008 was (62.39)%.

PowerShares Dynamic
Asia Pacific Portfolio

	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$32.22	$24.97
Net investment income (loss)**	0.90	0.28
Net realized and unrealized gain (loss) on investments	(20.75)	7.10
TOTAL FROM OPERATIONS	(19.85)	7.38
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.93)	(0.13)
Return of capital	(0.05)	—
TOTAL DISTRIBUTIONS	(0.98)	(0.13)
NET ASSET VALUE AT END OF PERIOD	$11.39	$32.22
SHARE PRICE AT END OF PERIOD***	$12.15
NET ASSET VALUE TOTAL RETURN****	(63.11)%	29.63%
SHARE PRICE TOTAL RETURN****	(61.83)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,391	$29,013
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.80%	0.80%†
Net investment income (loss)	3.78%	2.83%†
Portfolio turnover rate††	133%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$0.15

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

PowerShares Dynamic
Developed International Opportunities Portfolio

	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$26.89	$24.84
Net investment income (loss)**	0.55	0.08
Net realized and unrealized gain (loss) on investments	(15.61)	2.01
TOTAL FROM OPERATIONS	(15.06)	2.09
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.42)	(0.04)
Return of capital	(0.09)	—
TOTAL DISTRIBUTIONS	(0.51)	(0.04)
NET ASSET VALUE AT END OF PERIOD	$11.32	$26.89
SHARE PRICE AT END OF PERIOD***	$11.27
NET ASSET VALUE TOTAL RETURN****	(56.89)%	8.42%
SHARE PRICE TOTAL RETURN****	(57.81)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$46,416	$56,476
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%†
Net investment income (loss)	2.67%	0.96%†
Portfolio turnover rate††	194%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.10	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

PowerShares Dynamic
Europe Portfolio

	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$26.06	$24.90
Net investment income (loss)**	0.69	0.08
Net realized and unrealized gain (loss) on investments	(15.49)	1.11
TOTAL FROM OPERATIONS	(14.80)	1.19
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.61)	(0.03)
Return of capital	(0.07)	—
TOTAL DISTRIBUTIONS	(0.68)	(0.03)
NET ASSET VALUE AT END OF PERIOD	$10.58	$26.06
SHARE PRICE AT END OF PERIOD***	$10.69
NET ASSET VALUE TOTAL RETURN****	(58.04)%	4.78%
SHARE PRICE TOTAL RETURN****	(58.05)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,231	$7,828
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%†
Net investment income (loss)	3.48%	0.83%†
Portfolio turnover rate††	167%	65%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.09	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

PowerShares Emerging
Markets Infrastructure
Portfolio

	For the Period October 15, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$22.64
Net investment income (loss)**	0.06
Net realized and unrealized gain (loss) on investments	(2.50)
TOTAL FROM OPERATIONS	(2.44)
NET ASSET VALUE AT END OF PERIOD	$20.20
SHARE PRICE AT END OF PERIOD***	$20.20
NET ASSET VALUE TOTAL RETURN****	(10.78	)%(a)
SHARE PRICE TOTAL RETURN****	(10.78	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,020
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75	%†
Net investment income (loss)	6.64	%†
Portfolio turnover rate††	5%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the sale price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception October 16, 2008 (first day of trading on the Exchange) to October 31, 2008 was (7.55)%. The share price total return from Fund Inception to October 31, 2008 was (17.48)%.

PowerShares FTSE RAFI
Asia Pacific ex-Japan
Portfolio

	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$63.10	$50.11
Net investment income (loss)**	1.85	0.51
Net realized and unrealized gain (loss) on investments	(34.33)	12.74
TOTAL FROM OPERATIONS	(32.48)	13.25
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1.65)	(0.26)
Return of capital	(0.15)	—
TOTAL DISTRIBUTIONS	(1.80)	(0.26)
NET ASSET VALUE AT END OF PERIOD	$28.82	$63.10
SHARE PRICE AT END OF PERIOD***	$28.76
NET ASSET VALUE TOTAL RETURN****	(52.57)%	26.53%
SHARE PRICE TOTAL RETURN****	(53.68)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,412	$12,633
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.80%	0.80%†
Net investment income (loss)	3.78%	2.74%†
Portfolio turnover rate††	45%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.17	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

PowerShares FTSE RAFI
Asia Pacific ex-Japan
Small-Mid Portfolio

	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$27.36	$25.50
Net investment income (loss)**	0.71	0.04
Net realized and unrealized gain (loss) on investments	(16.96)	1.82
TOTAL FROM OPERATIONS	(16.25)	1.86
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.62)	—
NET ASSET VALUE AT END OF PERIOD	$10.49	$27.36
SHARE PRICE AT END OF PERIOD***	$10.88
NET ASSET VALUE TOTAL RETURN****	(60.44)%	7.29%
SHARE PRICE TOTAL RETURN****	(60.14)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,294	$16,417
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.80%	0.80	%†
Net investment income (loss)	3.43%	1.31	%†
Portfolio turnover rate††	48%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

PowerShares FTSE RAFI Developed Markets
ex-U.S. Portfolio

	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$53.05	$49.37
Net investment income (loss)**	1.32	0.13
Net realized and unrealized gain (loss) on investments	(25.98)	3.56
TOTAL FROM OPERATIONS	(24.66)	3.69
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.53)	(0.01)
NET ASSET VALUE AT END OF PERIOD	$27.86	$53.05
SHARE PRICE AT END OF PERIOD***		$28.41
NET ASSET VALUE TOTAL RETURN****	(46.86)%	7.48%
SHARE PRICE TOTAL RETURN****	(46.22)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,509	$31,840
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%†
Net investment income (loss)	3.09%	0.85%†
Portfolio turnover rate††	31%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.27	$0.12

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

PowerShares FTSE RAFI Developed Markets ex-U.S.
Small-Mid Portfolio

	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$26.47	$25.18
Net investment income (loss)**	0.45	0.01
Net realized and unrealized gain (loss) on investments	(13.07)	1.28
TOTAL FROM OPERATIONs	(12.62)	1.29
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.31)	—
NET ASSET VALUE AT END OF PERIOD	$13.54	$26.47
SHARE PRICE AT END OF PERIOD***	$13.99
NET ASSET VALUE TOTAL RETURN****	(48.13)%	5.12%
SHARE PRICE TOTAL RETURN****	(46.71)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,536	$5,294
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	2.13%	0.36	%†
Portfolio turnover rate††	50%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.11	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

PowerShares FTSE RAFI
Emerging Markets
Portfolio

	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$27.94	$25.55
Net investment income (loss)**	0.51	0.01
Net realized and unrealized gain (loss) on investments	(14.74)	2.38
TOTAL FROM OPERATIONS	(14.23)	2.39
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.26)	—
NET ASSET VALUE AT END OF PERIOD	$13.45	$27.94
SHARE PRICE AT END OF PERIOD***	$13.52
NET ASSET VALUE TOTAL RETURN****	(51.32)%	9.35%
SHARE PRICE TOTAL RETURN****	(51.75)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$56,509	$27,942
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.85%	0.85	%†
Net investment income (loss)	2.29%	0.56	%†
Portfolio turnover rate††	49%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.5.

PowerShares FTSE RAFI
Europe Portfolio

	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$54.24	$49.50
Net investment income (loss)**	1.41	0.14
Net realized and unrealized gain (loss) on investments	(28.23)	4.64
TOTAL FROM OPERATIONS	(26.82)	4.78
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1.40)	(0.04)
Return of capital	(0.02)	—
TOTAL DISTRIBUTIONS	(1.42)	(0.04)
NET ASSET VALUE AT END OF PERIOD	$26.00	$54.24
SHARE PRICE AT END OF PERIOD***	$26.15
NET ASSET VALUE TOTAL RETURN****	(50.46)%	9.67%
SHARE PRICE TOTAL RETURN****	(50.43)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,200	$5,446
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%†
Net investment income (loss)	3.22%	0.78%†
Portfolio turnover rate††	35%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.12	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

PowerShares FTSE RAFI
Europe Small-Mid
Portfolio

	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$26.61	$25.03
Net investment income (loss)**	0.58	0.02
Net realized and unrealized gain (loss) on investments	(15.49)	1.56
TOTAL FROM OPERATIONS	(14.91)	1.58
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.50)	—
NET ASSET VALUE AT END OF PERIOD	$11.20	$26.61
SHARE PRICE AT END OF PERIOD***	$11.17
NET ASSET VALUE TOTAL RETURN****	(56.93)%	6.31%
SHARE PRICE TOTAL RETURN****	(57.23)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,360	$5,322
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	2.78%	0.69	%†
Portfolio turnover rate††	51%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

PowerShares FTSE RAFI International Real
Estate Portfolio

	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.00
Net investment income (loss)**	0.51
Net realized and unrealized gain (loss) on investments	(13.40)
TOTAL FROM OPERATIONS	(12.89)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.28)
NET ASSET VALUE AT END OF PERIOD	$11.83
SHARE PRICE AT END OF PERIOD***	$12.09
NET ASSET VALUE TOTAL RETURN****	(51.99	)%(a)
SHARE PRICE TOTAL RETURN****	(50.92	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,365
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75	%†
Net investment income (loss)	3.04	%†
Portfolio turnover rate††	24%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.14

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (51.80)%. The share price total return from Fund Inception to October 31, 2008 was (51.51)%.

PowerShares FTSE RAFI
Japan Portfolio

	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$49.65	$49.65
Net investment income (loss)**	0.61	0.21
Net realized and unrealized gain (loss) on investments	(16.82)	(0.21)
TOTAL FROM OPERATIONS	(16.21)	0.00
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.66)	—
NET ASSET VALUE AT END OF PERIOD	$32.78	$49.65
SHARE PRICE AT END OF PERIOD***	$32.67
NET ASSET VALUE TOTAL RETURN****	(33.00)%	0.00%
SHARE PRICE TOTAL RETURN****	(34.27)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,556	$4,975
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%†
Net investment income (loss)	1.42%	1.20%†
Portfolio turnover rate††	35%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.19)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

PowerShares Global Agriculture Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.35
Net investment income (loss)**	—	(a)
Net realized and unrealized gain (loss) on investments	(8.75)
TOTAL FROM OPERATIONS	(8.75)
NET ASSET VALUE AT END OF PERIOD	$16.60
SHARE PRICE AT END OF PERIOD***	$16.69
NET ASSET VALUE TOTAL RETURN****	(34.52	)%(b)
SHARE PRICE TOTAL RETURN****	(34.16	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,660
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75	%†
Net investment income (loss)	0.13	%†
Portfolio turnover rate††	22%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (32.63)%. The share price total return from Fund Inception to October 31, 2008 was (33.46)%.

PowerShares Global
Biotech Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.51
Net investment income (loss)**	(0.02)
Net realized and unrealized gain (loss) on investments	(3.76)
TOTAL FROM OPERATIONS	(3.78)
NET ASSET VALUE AT END OF PERIOD	$21.73
SHARE PRICE AT END OF PERIOD***	$21.87
NET ASSET VALUE TOTAL RETURN****	(14.82	)%(a)
SHARE PRICE TOTAL RETURN****	(14.27	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,173
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75	%†
Net investment income (loss)	(0.75	)%†
Portfolio turnover rate††	12%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (12.38)%. The share price total return from Fund Inception to October 31, 2008 was (12.90)%.

PowerShares Global Clean
Energy Portfolio

	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$30.95	$25.10
Net investment income (loss)**	0.02	0.03
Net realized and unrealized gain (loss) on investments	(18.72)	5.82
TOTAL FROM OPERATIONS	(18.70)	5.85
NET ASSET VALUE AT END OF PERIOD	$12.25	$30.95
SHARE PRICE AT END OF PERIOD***	$12.43
NET ASSET VALUE TOTAL RETURN****	(60.42)%	23.31%
SHARE PRICE TOTAL RETURN****	60.16%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$106,553	$95,963
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	0.09%	(0.19	)%†
Portfolio turnover rate††	62%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$0.05

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

PowerShares Global
Coal Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.40
Net investment income (loss)**	0.06
Net realized and unrealized gain (loss) on investments	(10.39)
TOTAL FROM OPERATIONS	(10.33)
NET ASSET VALUE AT END OF PERIOD	$14.07
SHARE PRICE AT END OF PERIOD***	$14.31
NET ASSET VALUE TOTAL RETURN****	(42.34	)%(a)
SHARE PRICE TOTAL RETURN****	(41.35	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,407
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75	%†
Net investment income (loss)	2.82	%†
Portfolio turnover rate††	33%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (40.43)%. The share price total return from Fund Inception to October 31, 2008 was (38.85)%.

PowerShares Global Gold and Precious Metals Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.17
Net investment income (loss)**	(0.01)
Net realized and unrealized gain (loss) on investments	(8.61)
TOTAL FROM OPERATIONS	(8.62)
NET ASSET VALUE AT END OF PERIOD	$16.55
SHARE PRICE AT END OF PERIOD***	$16.74
NET ASSET VALUE TOTAL RETURN****	(34.25	)%(a)
SHARE PRICE TOTAL RETURN****	(33.49	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,655
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75	%†
Net investment income (loss)	(0.22	)%†
Portfolio turnover rate††	18%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (39.49)%. The share price total return from Fund Inception to October 31, 2008 was (38.93)%.

PowerShares Global Nuclear Energy Portfolio

	For the Period April 1, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.87
Net investment income (loss)**	0.07
Net realized and unrealized gain (loss) on investments	(10.82)
TOTAL FROM OPERATIONS	(10.75)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.01)
NET ASSET VALUE AT END OF PERIOD	$14.11
SHARE PRICE AT END OF PERIOD***	$14.25
NET ASSET VALUE TOTAL RETURN****	(43.25	)%(a)
SHARE PRICE TOTAL RETURN****	(42.68	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$26,802
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75	%†
Net investment income (loss)	0.57	%†
Portfolio turnover rate††	16%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception April 3, 2008 (first day of trading on the Exchange) to October 31, 2008 was (44.95)%. The share price total return from Fund Inception to October 31, 2008 was (45.05)%.

PowerShares Global
Progressive Transportation Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.98
Net investment income (loss)**	0.03
Net realized and unrealized gain (loss) on investments	(6.57)
TOTAL FROM OPERATIONS	(6.54)
NET ASSET VALUE AT END OF PERIOD	$18.44
SHARE PRICE AT END OF PERIOD***	$18.56
NET ASSET VALUE TOTAL RETURN****	(26.18	)%(a)
SHARE PRICE TOTAL RETURN****	(25.70	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,844
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75	%†
Net investment income (loss)	1.12	%†
Portfolio turnover rate††	28%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (24.36)%. The share price total return from Fund Inception to October 31, 2008 was (23.78)%.

PowerShares Global
Steel Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.58
Net investment income (loss)**	0.08
Net realized and unrealized gain (loss) on investments	(11.84)
TOTAL FROM OPERATIONS	(11.76)
NET ASSET VALUE AT END OF PERIOD	$12.82
SHARE PRICE AT END OF PERIOD***	$12.91
NET ASSET VALUE TOTAL RETURN****	(47.84	)%(a)
SHARE PRICE TOTAL RETURN****	(47.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,282
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75	%†
Net investment income (loss)	4.03	%†
Portfolio turnover rate ††	280%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (45.35)%. The share price total return from Fund Inception to October 31, 2008 was (44.30)%.

PowerShares Global
Water Portfolio

	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$26.79	$24.63
Net investment income (loss)**	0.32	(0.03)
Net realized and unrealized gain (loss) on investments	(14.77)	2.19
TOTAL FROM OPERATIONS	(14.45)	2.16
NET ASSET VALUE AT END OF PERIOD	$12.34	$26.79
SHARE PRICE AT END OF PERIOD***	$12.14
NET ASSET VALUE TOTAL RETURN****	(53.94)%	8.77%
SHARE PRICE TOTAL RETURN****	(55.10)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$197,517	$241,094
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%†
Net investment income (loss)	1.49%	(0.29)%†
Portfolio turnover rate††	54%	24%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

PowerShares Global Wind
Energy Portfolio

	For the Period June 27, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.44
Net investment income (loss)**	(0.01)
Net realized and unrealized gain (loss) on investments	(14.35)
TOTAL FROM OPERATIONS	(14.36)
NET ASSET VALUE AT END OF PERIOD	$10.08
SHARE PRICE AT END OF PERIOD***	$10.39
NET ASSET VALUE TOTAL RETURN****	(58.76	)%(a)
SHARE PRICE TOTAL RETURN****	(57.49	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,107
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75	%†
Net investment income (loss)	(0.19	)%†
Portfolio turnover rate ††	44%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception July 1, 2008 (first day of trading on the Exchange) to October 31, 2008 was (58.09)%. The share price total return from Fund Inception to October 31, 2008 was (57.28)%.

PowerShares International
Listed Private Equity
Portfolio

	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$27.32	$25.70
Net investment income (loss)**	0.65	(0.02)
Net realized and unrealized gain (loss) on investments	(16.92)	1.64
TOTAL FROM OPERATIONS	(16.27)	1.62
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.70)	—
NET ASSET VALUE AT END OF PERIOD	$10.35	$27.32
SHARE PRICE AT END OF PERIOD***	$10.36
NET ASSET VALUE TOTAL RETURN****	(60.82)%	6.30%
SHARE PRICE TOTAL RETURN****		(61.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,313	$5,465
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	3.26%	(0.71	)%†
Portfolio turnover rate ††	62%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.07)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

PowerShares MENA Frontier Countries Portfolio

	For the Period July 7, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.00
Net investment income (loss)**	(0.02)
Net realized and unrealized gain (loss) on investments	(10.00)
TOTAL FROM OPERATIONS	(10.02)
NET ASSET VALUE AT END OF PERIOD	$14.98
SHARE PRICE AT END OF PERIOD***	$15.13
NET ASSET VALUE TOTAL RETURN****	(40.08	)%(a)
SHARE PRICE TOTAL RETURN****	(39.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,474
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after Waivers	0.70	%†
Expenses, prior to Waivers	0.95	%†
Net investment income (loss), after Waivers	(0.32	)%†
Portfolio turnover rate††	70%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception July 9, 2008 (first day of trading on the Exchange) to October 31, 2008 was (39.35)%. The share price total return from Fund Inception to October 31, 2008 was (38.25)%.

Index Providers

Dorsey Wright is the Index Provider for PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio. Dorsey Wright is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Dorsey Wright to use the Dorsey Wright® Developed Markets Technical Leaders Index and the Dorsey Wright® Emerging Markets Technical Leaders Index. The PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio are entitled to use the Dorsey Wright® Developed Markets Technical Leaders Index and the Dorsey Wright® Emerging Markets Technical Leaders Index pursuant to a sub-licensing agreement with the Adviser.

Quantitative Services Group, LLC ("QSG") is the Index Provider for PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio and PowerShares Dynamic Developed International Opportunities Portfolio. QSG is not affiliated with the Trust, the Adviser or the Distributor.

The Adviser has entered into a license agreement with QSG to use the QSG Asia-Pacific Opportunities Index, QSG Europe Index and QSG Developed International Opportunities Index.

The S-Network Emerging Infrastructure Builders IndexSM is calculated and maintained by Standard & Poor's Custom Indices on behalf of S-Network Global Indexes, LLCSM ("S-NET"). Neither Standard & Poor's Custom Indices nor S-NET are affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with S-NET to use the S-Network Emerging Infrastructure Builders IndexSM. The PowerShares Emerging Markets Infrastructure Portfolio is entitled to use the S-Network Emerging Infrastructure Builders IndexSM pursuant to a sub-licensing agreement with the Adviser.

FTSE International Limited is the Index Provider for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares FTSE RAFI Japan Portfolio and such Fund's Underlying Indexes are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser.

The NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM and NASDAQ OMX Global Steel IndexSM are calculated and maintained by Standard & Poor's Custom Indices on behalf of NASDAQ OMX. Neither Standard & Poor's Custom Indices nor NASDAQ OMX are affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NASDAQ OMX to use NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM and NASDAQ OMX Global Steel IndexSM. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing agreement with the Adviser.

WilderHill New Energy Finance, LLC ("WilderHill") is the Index Provider for PowerShares Global Clean Energy Portfolio. WilderHill is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with WilderHill to use the WilderHill New Energy Global Innovation Index.

The WNA Nuclear Energy IndexSM is calculated and maintained by Standard & Poor's Custom Indices on behalf of WNA Global Indexes, LLC ("WNA"). Neither Standard & Poor's Custom Indices nor WNA is affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with WNA to use the WNA Nuclear Energy IndexSM. The PowerShares Global Nuclear Energy Portfolio is entitled to use the WNA Nuclear Energy IndexSM pursuant to a sub-licensing agreement with the Adviser.

Water Index Associates, LLC ("Water Index Associates") is the Index Provider for PowerShares Global Water Portfolio. Water Index Associates is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Water Index Associates to use the Palisades Global Water Index.

The NASDAQ OMX Clean Edge® Global Wind Energy Index is calculated and maintained by NASDAQ OMX. NASDAQ OMX is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NASDAQ OMX to use the NASDAQ OMX Clean Edge® Global Wind Energy Index. The PowerShares Global Wind Energy Portfolio is entitled to use the NASDAQ OMX Clean Edge® Global Wind Energy Index pursuant to a sub-licensing agreement with the Adviser.

Red Rocks Capital, LLC ("Red Rocks") is the Index Provider for PowerShares International Listed Private Equity Portfolio. Red Rocks is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Red Rocks to use the Red Rocks International Listed Private Equity IndexSM.

The NASDAQ OMX Middle East North Africa IndexSM is calculated and maintained by NASDAQ OMX. NASDAQ OMX is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NASDAQ OMX to use the NASDAQ OMX Middle East North Africa IndexSM. The PowerShares MENA Frontier Countries Portfolio is entitled to use the NASDAQ OMX Middle East North Africa IndexSM pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

Set forth below is a list of each Fund and its Underlying Index:

Fund	Underlying Index
PowerShares DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index

PowerShares DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index

PowerShares Dynamic Asia Pacific Portfolio	QSG Asia-Pacific Opportunities Index

PowerShares Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

PowerShares Dynamic Europe Portfolio	QSG Europe Index

PowerShares Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index

Fund	Underlying Index
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex US Index

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex US Mid Small 1500 Index

PowerShares FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

PowerShares FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

PowerShares FTSE RAFI Europe Small-Mid Portfolio	FTSE RAFI Developed Europe Mid Small Index

PowerShares FTSE RAFI International Real Estate Portfolio	FTSE RAFI Real Estate Global ex US Index

PowerShares FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

PowerShares Global Agriculture Portfolio	NASDAQ OMX Global Agricultural IndexSM

PowerShares Global Biotech Portfolio	NASDAQ OMX Global Biotechnology IndexSM

PowerShares Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

PowerShares Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

PowerShares Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals Portfolio IndexSM

PowerShares Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

PowerShares Global Progressive Transportation Portfolio	Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM

PowerShares Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

PowerShares Global Water Portfolio	Palisades Global Water Index

PowerShares Global Wind Energy Portfolio	NASDAQ OMX Clean Edge® Global Wind Energy Index

PowerShares International Listed Private Equity Portfolio	Red Rocks International Listed Private Equity IndexSM

PowerShares MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

The PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio are not sponsored, endorsed, sold or promoted by Dorsey Wright and Dorsey Wright does not make any representation regarding the advisability of investing in Shares of such Funds.

There is no relationship between Dorsey Wright and the Adviser other than a license by Dorsey Wright to the Adviser of certain Dorsey Wright trademarks and trade names, and the Dorsey Wright® Developed Markets Technical Leaders Index and Dorsey Wright® Emerging Markets Technical Leaders Index, for use by the Adviser. Such trademarks, trade names and Underlying Indexes have been created and developed by Dorsey Wright without regard to and independently of the Adviser, its businesses, its development of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio and/or any prospective investor. The Adviser has arranged with Dorsey, Wright & Associates, Inc. to license ETF Investment Models, such as the Underlying

Indexes based on Point & Figure Analysis for possible inclusion in products which the Adviser independently develops and promotes. The licensing of any Model such as the Underlying Indexes to the Adviser is not an offer to purchase or sell, or a solicitation. A determination that any portion of an investor's portfolio should be devoted to any ETF product developed by the Adviser with reference to a Dorsey Wright Investment Model is a determination made solely by the Adviser serving the investor or the investor himself, not Dorsey, Wright & Associates, Inc.

Dorsey Wright is not responsible for and has not participated in the determination of the prices and amount of Shares, the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Dorsey Wright has no obligation or liability in connection with the administration of the Trust or marketing of the Shares. Dorsey Wright does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Dorsey Wright shall have no liability for any errors, omissions or interruptions therein. Dorsey Wright makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indexes, or any data included therein in connection with PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio, or for any other use. Dorsey Wright expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use, with respect to PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio or Underlying Indexes or to any data included therein, except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall Dorsey Wright have any liability for any incidental, special, exemplary, punitive, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or tort (including negligence or otherwise), resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio, owners of the Shares of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, exemplary, punitive, direct, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or tort (including negligence or otherwise), resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

None of PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio is sponsored, endorsed, sold or promoted by WilderHill, QSG or Water Index Associates and WilderHill, QSG and Water Index Associates do not make any representation regarding the advisability of investing in Shares of these Funds.

WilderHill, QSG and Water Index Associates make no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. WilderHill's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain WilderHill trademarks and trade names of WilderHill and WilderHill New Energy Global Innovation Index, which are composed by WilderHill without regard to the Distributor, Adviser or the Trust. QSG's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain QSG trademarks and tradenames of QSG, QSG Asia-Pacific Opportunities Index, QSG Europe Index and QSG Developed International Opportunities Index, which is composed by QSG without regard to the Distributor, the Adviser or the Trust. Water Index Associate's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Water Index Associates trademarks and trade names of Palisades and Palisades Global Water Index, which is composed by Water Index Associates without regard to the Distributor, Adviser or the Trust.

There is no relationship between WilderShares LLC and the Adviser other than licenses by WilderShares to the Adviser of certain WilderShares trademarks and trade names, and two indices, for use by the Adviser. Such trademarks, trade names and indices have been created and developed by WilderShares without regard to the Adviser, its business, the Fund and/or any prospective investor.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. WilderHill, QSG and Water Index Associates have no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices. WilderHill, QSG and Water Index Associates are not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. WilderHill, QSG and Water Index Associates have no obligation or liability in connection with the administration of the Trust or marketing of the Shares. WilderHill, QSG and Water Index Associates do not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and WilderHill, QSG and Water Index Associates shall have no liability for any errors, omissions, or interruptions therein. WilderHill, QSG and Water Index Associates make no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices, trading based on the Underlying Indices, any data included therein in connection with PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio or for any other use. WilderHill, QSG and Water Index Associates expressly disclaim all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio, the Trust or the Shares except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall WilderHill, QSG and Water Index Associates have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Global Clean Energy Portfolio

and PowerShares Global Water Portfolio, the Trust or the Shares, even if notified of the possibility of such damages.

S-Network Global Indexes, LLCSM and S-Network Emerging Infrastructure Builders IndexSM are service marks of S-Network Global Indexes, LLC and have been licensed for use by the Adviser. PowerShares Emerging Markets Infrastructure Portfolio is not sponsored, endorsed, sold or promoted by SNetwork Global Indexes, LLC, and S-Network Global Indexes, LLC makes no representation regarding the advisability of investing in such product.

The PowerShares Emerging Markets Infrastructure Portfolio is not sponsored, endorsed, sold or promoted by S-NET. S-NET makes no representation or warranty, express or implied, to the owners of PowerShares Emerging Markets Infrastructure Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Emerging Markets Infrastructure Portfolio particularly or the ability of the S-Network Emerging Infrastructure Builders IndexSM to track the performance of the securities market. S-NET's only relationship to the Licensee is the licensing of certain service marks and trade names of S-NET and of the S-Network Emerging Infrastructure Builders IndexSM, which is determined, composed and calculated by S-NET without regard to the Licensee or PowerShares Emerging Markets Infrastructure Portfolio. S-NET has no obligation to take the needs of the Licensee or the owners of PowerShares Emerging Markets Infrastructure Portfolio into consideration in determining, composing or calculating the S-Network Emerging Infrastructure Builders IndexSM. S-NET is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of PowerShares Emerging Markets Infrastructure Portfolio to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. S-NET has no obligation or liability in connection with the administration, marketing or trading of PowerShares Emerging Markets Infrastructure Portfolio.

S-NET DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S-NET INDEX OR ANY DATA INCLUDED THEREIN AND S-NET SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NET MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE S-NETWORK EMERGING INFRASTRUCTURE BUILDERS INDEXSM, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S-NET INDEX OR ANY DATA INCLUDED THEREIN. S-NET MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S-NET INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S-NET HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

None of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares FTSE RAFI Japan Portfolio is sponsored, endorsed, sold or promoted by FTSE, and FTSE does not make any representation regarding the advisability of investing in Shares of these Funds.

FTSE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, FTSE's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the FTSE, FTSE RAFI Asia Pacific ex Japan Index, FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index, FTSE RAFI Developed Markets ex US Index, FTSE RAFI Developed ex US Mid Small 1500 Index, FTSE RAFI Emerging Markets Index, FTSE RAFI Europe Index, FTSE RAFI Developed Europe Mid Small Index, FTSE RAFI Real Estate Global ex US Index and FTSE RAFI Japan Index.

The Shares of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares FTSE RAFI Japan Portfolio are not in any way sponsored, endorsed, sold or promoted by FTSE, by the London Stock Exchange Plc (the "Exchange"), by The Financial Times Limited ("FT") or by Research Affiliates LLC ("RA"), and neither FTSE nor Exchange nor FT nor RA makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Sector Indexes or Underlying Index and/or the figure at which the said Underlying Sector Indexes or Underlying Index stand at any particular time on any particular day or otherwise. The Underlying Sector Indexes and Underlying Index are compiled and calculated by FTSE in conjunction with RA. However, neither FTSE nor the Exchange nor FT nor RA shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Sector Indexes or the Underlying Index, and neither FTSE nor the Exchange nor FT nor RA shall be under any obligation to advise any person of any error therein.

"FTSE®" is a trademark of the Exchange and FT and is used by the Adviser under license. "Research Affiliates" and "Fundamental Index" are trademarks of RA.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. FTSE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices. FTSE is not responsible for and has not participated in the determination of the prices and amount of Shares, the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. FTSE has no obligation or liability in connection with the administration of the Trust or marketing of the Shares. FTSE does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and FTSE shall have no liability for any errors, omissions, or interruptions therein. FTSE makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices, trading based on the Underlying Indices, any data included therein in connection with PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares FTSE RAFI Japan Portfolio or for any other use. FTSE expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed

Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares FTSE RAFI Japan Portfolio, the Trust or the Shares except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall FTSE have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares FTSE RAFI Japan Portfolio, the Trust or the Shares, even if notified of the possibility of such damages.

The PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are not sponsored, endorsed, sold or promoted by NASDAQ OMX or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the applicable Fund. The Corporations make no representation or warranty, express or implied, to the owners of the applicable Fund or any member of the public regarding the advisability of investing in securities generally or in the applicable Fund particularly, or the ability of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM to track general stock market performance. The Corporations' only relationship to PowerShares ("Licensee") is in the licensing of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM trade/service marks, and certain trade names of the Corporations and the use of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM, which are determined, composed and calculated by NASDAQ OMX without regard to Licensee or the applicable Fund. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the applicable Fund into consideration in determining, composing or calculating the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The

Corporations have no liability in connection with the administration, marketing or trading of the applicable Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SUCH FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wilder Transport Index LLC make no warranty, expressed or implied, as to the results to be obtained by any person or entity from the use of the Wilder Transport Index LLC, trading based on the Wilder Transport Index LLC, or any data included therein in connection with the products, or for any other use. Wilder Transport Index LLC make no warranties, express or implied and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein.

The PowerShares Global Progressive Transportation Portfolio has not been passed on by Wilder Transport Index LLC as to its legality or suitability. The PowerShares Global Energy Efficient Transportation Portfolio is not issued, endorsed or sold by Wilder Transport Index LLC. WILDER TRANSPORT INDEX LLC NEITHER MAKES ANY WARRANTIES NOR BEARS ANY LIABILITY WITH RESPECT TO POWERSHARES GLOBAL ENERGY EFFICIENT TRANSPORTATION PORTFOLIO.

The PowerShares Global Nuclear Energy Portfolio is not sponsored, endorsed, sold or promoted by WNA Global Indexes, LLC. WNA Global Indexes, LLC makes no representation or warranty, express or implied, to the owners of PowerShares Global Nuclear Energy Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Global Nuclear Energy Portfolio particularly or the ability of the WNA Nuclear Energy IndexSM to track the performance of the physical commodities market. WNA Global Indexes, LLC's only relationship to the Adviser is the licensing of certain service marks and trade names of WNA Global Indexes, LLC and of the WNA Nuclear Energy IndexSM, which is determined, composed and calculated by WNA Global Indexes, LLC without regard to the Adviser or PowerShares Global Nuclear Energy Portfolio. WNA Global Indexes, LLC has no obligation to take the needs of the Adviser or the owners of PowerShares Global Nuclear Energy Portfolio into consideration in determining, composing or calculating the WNA Nuclear Energy IndexSM. WNA Global Indexes, LLC is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of PowerShares Global Nuclear Energy Portfolio to be issued or in determination or calculation of the equation by which PowerShares Global Nuclear Energy Portfolio is to be converted into cash. WNA Global Indexes, LLC has no obligation or liability in connection with the administration, marketing or trading of PowerShares Global Nuclear Energy Portfolio.

WNA GLOBAL INDEXES, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN AND WNA GLOBAL INDEXES, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. WNA GLOBAL INDEXES, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WNA GLOBAL INDEXES, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WNA GLOBAL INDEXES, LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares International Listed Private Equity Portfolio is not sponsored, endorsed, sold or promoted by Red Rocks and Red Rocks does not make any representation regarding the advisability of investing in Shares of the Fund.

There is no relationship between Red Rocks and the Distributor, the Adviser or the Trust other than a license by Red Rocks to the Adviser of certain International Listed Private Equity Index marks, trademarks and tradenames, and the Underlying Index, for use by the Adviser. Such trademarks, tradenames and the Underlying Index have been created and developed by Red Rocks without regard to the Distributor, Adviser, the Trust, their businesses, the Underlying Index and/or any prospective investor.

The Underlying Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. Red Rocks has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration when determining, composing or calculating the Underlying Index. Red Rocks is not responsible for and has not participated in the determination of the prices and amount of Shares, the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Red Rocks has no obligation or liability in connection with the administration of the Trust or marketing of the Shares. Red Rocks does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Red Rocks shall have no liability for any errors, omissions, or interruptions therein. Red Rocks makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Index, trading based on the Underlying Index, any data included therein in connection with PowerShares International Listed Private Equity Portfolio or for any other use. Red Rocks expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein, PowerShares International Listed

Private Equity Portfolio, the Trust or the Shares, except as set forth in the license agreements with the Adviser. Without limiting any of the foregoing, in no event shall Red Rocks have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, PowerShares International Listed Private Equity Portfolio, the Trust or the Shares, even if notified of the possibility of such damages.

The PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are not sponsored, endorsed, sold or promoted by S&P or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio particularly or the ability of the Dorsey Wright® Developed Markets Technical Leaders Index, Dorsey Wright® Emerging Markets Technical Leaders Index, NASDAQ OMX Global Agricultural IndexSM, S-Network Emerging Infrastructure Builders IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, WNA Nuclear Energy IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM to track general stock market performance. S&P's and its third party licensor's only relationship to the fund, the trust or the distributor is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Dorsey Wright® Developed Markets Technical Leaders Index, Dorsey Wright® Emerging Markets Technical Leaders Index, S-Network Emerging Infrastructure Builders IndexSM, NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, WNA Nuclear Energy IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM. Neither S&P nor its third party licensors is responsible for or has participated in the determination of the prices and amount of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA

Frontier Countries Portfolio in the determination or calculation of the equation by which PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF DORSEY WRIGHT® DEVELOPED MARKETS TECHNICAL LEADERS INDEX, DORSEY WRIGHT® EMERGING MARKETS TECHNICAL LEADERS INDEX, NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, WNA NUCLEAR ENERGY INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, DORSEY WRIGHT® DEVELOPED MARKETS TECHNICAL LEADERS INDEX, DORSEY WRIGHT® EMERGING MARKETS TECHNICAL LEADERS INDEX, S-NETWORK EMERGING INFRASTRUCTURE BUILDERS INDEXSM, NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, WNA NUCLEAR ENERGY INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor's® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc. "Calculated by S&P Custom Indices" and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by each of Dorsey Wright, S-Network Global Indexes, LLCSM and WNA Global Indexes, LLC.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.

Premium/Discount Information

The following tables present information about the differences between the daily market price on secondary markets for Shares and each Fund's NAV. NAV is the price per share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Funds. The information shown for the Funds is for the fiscal year ended October 31, 2008 and each of the four last calendar quarters or for the life of a Fund, as applicable.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

PowerShares DWA Developed Markets Technical Leaders Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	51.87%	32.83%	31.25%	62.50%	68.85%
Between 0.25% and 0.5%	8.41%	3.13%	9.38%	9.38%	8.20%
Between 0.0% and 0.25%	10.75%	9.38%	15.63%	14.06%	1.64%
Between -0.25% and 0.0%	6.07%	7.80%	7.81%	6.25%	4.92%
Between -0.25% and -0.5%	3.27%	4.68%	6.25%	1.56%	3.28%
Greater than -0.5%	19.63%	42.18%	29.68%	6.25%	13.11%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: December 28, 2007

PowerShares DWA Emerging Markets Technical Leaders Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	43.93%	31.26%	3.13%	51.56%	80.33%
Between 0.25% and 0.5%	6.07%	7.81%	3.13%	9.38%	4.92%
Between 0.0% and 0.25%	7.48%	6.25%	9.38%	14.06%	0.00%
Between -0.25% and 0.0%	5.14%	7.81%	7.81%	4.69%	1.64%
Between -0.25% and -0.5%	5.14%	3.13%	12.50%	4.69%	0.00%
Greater than -0.5%	32.24%	43.74%	64.05%	15.62%	13.11%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: December 28, 2007

PowerShares Dynamic Asia
Pacific Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	41.19%	45.31%	17.19%	32.81%	39.34%
Between 0.25% and 0.5%	5.40%	3.13%	1.56%	1.56%	8.20%
Between 0.0% and 0.25%	9.38%	1.56%	4.69%	9.38%	11.48%
Between -0.25% and 0.0%	7.95%	3.13%	7.81%	6.25%	1.64%
Between -0.25% and -0.5%	5.40%	3.13%	12.50%	6.25%	3.28%
Greater than -0.5%	30.68%	43.74%	56.25%	43.75%	36.06%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: June 13, 2007

PowerShares Dynamic Developed International Opportunities Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	51.70%	42.19%	34.38%	40.63%	40.98%
Between 0.25% and 0.5%	14.20%	9.38%	23.44%	23.44%	8.20%
Between 0.0% and 0.25%	13.35%	9.38%	10.94%	15.63%	27.87%
Between -0.25% and 0.0%	8.52%	9.38%	10.94%	12.50%	8.20%
Between -0.25% and -0.5%	5.69%	3.12%	6.25%	4.68%	11.48%
Greater than -0.5%	6.54%	26.55%	14.05%	3.12%	3.27%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: June 13, 2007

PowerShares Dynamic Europe Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	38.35%	70.32%	42.19%	25.00%	24.59%
Between 0.25% and 0.5%	15.34%	3.13%	7.81%	12.50%	16.39%
Between 0.0% and 0.25%	15.91%	4.69%	14.06%	20.31%	18.03%
Between -0.25% and 0.0%	12.22%	1.56%	21.88%	15.63%	14.75%
Between -0.25% and -0.5%	7.39%	4.68%	4.69%	14.06%	6.56%
Greater than -0.5%	10.79%	15.62%	9.37%	12.50%	19.68%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: June 13, 2007

PowerShares Emerging Markets Infrastructure Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08
Greater than 0.5%	83.33%	67.92%
Between 0.25% and 0.5%	0.00%	3.77%
Between 0.0% and 0.25%	0.00%	11.32%
Between -0.25% and 0.0%	8.33%	5.66%
Between -0.25% and -0.5%	0.00%	5.66%
Greater than -0.5%	8.34%	5.67%
Total	100.00%	100.00%

*  Fund Inception: October 16, 2008

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio**

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	45.64%	46.88%	26.56%	50.00%	49.18%
Between 0.25% and 0.5%	5.52%	4.69%	4.69%	3.13%	6.56%
Between 0.0% and 0.25%	9.59%	4.69%	7.81%	12.50%	6.56%
Between -0.25% and 0.0%	6.10%	1.55%	10.94%	6.25%	8.20%
Between -0.25% and -0.5%	7.27%	1.56%	9.38%	4.69%	9.84%
Greater than -0.5%	25.88%	40.63%	40.62%	23.43%	19.66%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: June 25, 2007

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	64.39%	51.56%	62.50%	62.50%	44.26%
Between 0.25% and 0.5%	4.32%	1.56%	4.69%	9.38%	4.92%
Between 0.0% and 0.25%	3.96%	1.56%	6.25%	7.81%	1.64%
Between -0.25% and 0.0%	3.96%	1.56%	4.69%	4.69%	8.20%
Between -0.25% and -0.5%	3.60%	0.00%	6.25%	4.69%	4.92%
Greater than -0.5%	19.77%	43.76%	15.62%	10.93%	36.06%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: September 27, 2007

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	57.56%	48.44%	31.25%	65.63%	86.89%
Between 0.25% and 0.5%	10.17%	3.13%	18.75%	12.50%	1.64%
Between 0.0% and 0.25%	9.30%	3.13%	12.50%	7.81%	3.28%
Between -0.25% and 0.0%	8.14%	6.24%	14.06%	7.81%	3.28%
Between -0.25% and -0.5%	4.65%	3.13%	10.94%	3.13%	0.00%
Greater than -0.5%	10.18%	35.93%	12.50%	3.12%	4.91%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: June 25, 2007

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	57.91%	35.94%	39.06%	84.38%	54.10%
Between 0.25% and 0.5%	11.51%	1.56%	9.38%	10.94%	16.39%
Between 0.0% and 0.25%	7.19%	3.13%	9.38%	3.13%	8.20%
Between -0.25% and 0.0%	5.04%	3.13%	10.94%	0.00%	8.20%
Between -0.25% and -0.5%	5.04%	0.00%	12.50%	0.00%	8.20%
Greater than -0.5%	13.31%	56.24%	18.74%	1.55%	4.91%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: September 27, 2007

PowerShares FTSE RAFI Emerging Markets Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	55.04%	37.50%	39.06%	60.94%	63.93%
Between 0.25% and 0.5%	11.87%	9.38%	17.19%	12.50%	6.56%
Between 0.0% and 0.25%	9.35%	7.81%	15.63%	9.38%	9.84%
Between -0.25% and 0.0%	11.51%	10.94%	9.38%	14.06%	13.11%
Between -0.25% and -0.5%	4.32%	6.25%	7.81%	1.56%	3.28%
Greater than -0.5%	7.91%	28.12%	10.93%	1.56%	3.28%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: September 27, 2007

PowerShares FTSE RAFI Europe Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	50.87%	32.81%	67.19%	57.81%	68.85%
Between 0.25% and 0.5%	11.92%	7.81%	7.81%	12.50%	8.20%
Between 0.0% and 0.25%	10.76%	10.94%	6.25%	14.06%	4.92%
Between -0.25% and 0.0%	8.43%	7.81%	9.38%	12.50%	6.56%
Between -0.25% and -0.5%	5.81%	6.25%	6.25%	3.13%	4.92%
Greater than -0.5%	12.21%	34.38%	3.12%	0.00%	6.55%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: June 25, 2007

PowerShares FTSE RAFI Europe Small-Mid Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	53.96%	15.63%	48.44%	57.81%	49.18%
Between 0.25% and 0.5%	14.03%	9.38%	15.63%	18.75%	14.75%
Between 0.0% and 0.25%	8.99%	9.38%	9.38%	10.94%	11.48%
Between -0.25% and 0.0%	7.91%	6.25%	10.94%	7.81%	8.20%
Between -0.25% and -0.5%	5.76%	7.81%	9.37%	4.69%	6.56%
Greater than -0.5%	9.35%	51.55%	6.24%	0.00%	9.83%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: September 27, 2007

PowerShares FTSE RAFI International Real Estate Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	84.58%	65.61%	84.38%	84.38%	91.80%
Between 0.25% and 0.5%	4.21%	1.56%	4.69%	6.25%	3.28%
Between 0.0% and 0.25%	3.27%	1.56%	4.69%	6.25%	0.00%
Between -0.25% and 0.0%	1.87%	1.56%	0.00%	3.12%	1.64%
Between -0.25% and -0.5%	0.93%	3.13%	3.12%	0.00%	0.00%
Greater than -0.5%	5.14%	26.58%	3.12%	0.00%	3.28%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: December 28, 2007

PowerShares FTSE RAFI Japan Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	38.95%	45.31%	21.88%	42.19%	27.87%
Between 0.25% and 0.5%	8.72%	4.69%	6.25%	7.81%	4.92%
Between 0.0% and 0.25%	5.81%	1.56%	6.25%	1.56%	6.56%
Between -0.25% and 0.0%	5.81%	3.13%	3.13%	4.69%	8.20%
Between -0.25% and -0.5%	9.90%	9.38%	14.06%	4.69%	18.03%
Greater than -0.5%	30.81%	35.93%	48.43%	39.06%	34.42%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: June 25, 2007

PowerShares Global Agriculture Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08
Greater than 0.5%	80.65%	82.82%	75.00%
Between 0.25% and 0.5%	9.68%	3.13%	12.50%
Between 0.0% and 0.25%	6.45%	7.81%	0.00%
Between -0.25% and 0.0%	0.00%	3.13%	0.00%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%
Greater than -0.5%	3.22%	3.11%	12.50%
Total	100.00%	100.00%	100.00%

*  Fund Inception: September 18, 2008

PowerShares Global Biotech Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08
Greater than 0.5%	29.03%	57.81%	50.00%
Between 0.25% and 0.5%	16.13%	15.63%	0.00%
Between 0.0% and 0.25%	22.58%	14.06%	0.00%
Between -0.25% and 0.0%	19.35%	6.25%	37.50%
Between -0.25% and -0.5%	6.45%	4.69%	0.00%
Greater than -0.5%	6.46%	1.56%	12.50%
Total	100.00%	100.00%	100.00%

*  Fund Inception: September 18, 2008

PowerShares Global Clean Energy Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	60.80%	46.88%	71.88%	60.94%	37.70%
Between 0.25% and 0.5%	11.65%	3.13%	9.38%	23.44%	13.11%
Between 0.0% and 0.25%	8.81%	3.13%	7.81%	9.38%	14.75%
Between -0.25% and 0.0%	5.40%	9.37%	3.13%	4.69%	6.56%
Between -0.25% and -0.5%	3.13%	7.80%	1.56%	1.55%	9.84%
Greater than -0.5%	10.21%	29.69%	6.24%	0.00%	18.04%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: June 13, 2007

PowerShares Global Coal Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08
Greater than 0.5%	58.06%	60.94%	37.50%
Between 0.25% and 0.5%	9.68%	7.81%	0.00%
Between 0.0% and 0.25%	6.45%	1.56%	12.50%
Between -0.25% and 0.0%	6.45%	18.75%	0.00%
Between -0.25% and -0.5%	6.45%	1.56%	25.00%
Greater than -0.5%	12.91%	9.38%	25.00%
Total	100.00%	100.00%	100.00%

*  Fund Inception: September 18, 2008

PowerShares Global Gold And Precious Metals Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08
Greater than 0.5%	38.71%	48.44%	25.00%
Between 0.25% and 0.5%	3.23%	4.69%	12.50%
Between 0.0% and 0.25%	12.90%	7.81%	25.00%
Between -0.25% and 0.0%	3.23%	4.69%	12.50%
Between -0.25% and -0.5%	3.23%	1.56%	0.00%
Greater than -0.5%	38.70%	32.81%	25.00%
Total	100.00%	100.00%	100.00%

*  Fund Inception: September 18, 2008

PowerShares Global Nuclear Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08
Greater than 0.5%	57.72%	25.01%	51.56%	75.81%
Between 0.25% and 0.5%	12.75%	17.19%	15.63%	9.68%
Between 0.0% and 0.25%	8.72%	9.38%	9.38%	8.06%
Between -0.25% and 0.0%	4.70%	7.81%	6.25%	1.61%
Between -0.25% and -0.5%	5.37%	4.69%	7.81%	4.84%
Greater than -0.5%	10.74%	35.92%	9.37%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: April 3, 2008

PowerShares Global Progressive Transportation Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08
Greater than 0.5%	29.03%	20.32%	75.00%
Between 0.25% and 0.5%	6.45%	18.75%	0.00%
Between 0.0% and 0.25%	38.71%	37.50%	0.00%
Between -0.25% and 0.0%	12.90%	14.06%	0.00%
Between -0.25% and -0.5%	3.23%	7.81%	0.00%
Greater than -0.5%	9.68%	1.56%	25.00%
Total	100.00%	100.00%	100.00%

*  Fund Inception: September 18, 2008

PowerShares Global Steel Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08
Greater than 0.5%	32.26%	37.49%	50.00%
Between 0.25% and 0.5%	16.13%	10.94%	25.00%
Between 0.0% and 0.25%	16.13%	15.63%	0.00%
Between -0.25% and 0.0%	9.68%	15.63%	0.00%
Between -0.25% and -0.5%	9.68%	9.38%	0.00%
Greater than -0.5%	16.12%	10.93%	25.00%
Total	100.00%	100.00%	100.00%

*  Fund Inception: September 18, 2008

PowerShares Global Water Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	50.28%	9.38%	28.13%	54.69%	55.74%
Between 0.25% and 0.5%	18.18%	6.25%	10.94%	26.56%	14.75%
Between 0.0% and 0.25%	9.38%	7.81%	6.25%	15.63%	11.48%
Between -0.25% and 0.0%	7.10%	4.69%	17.19%	1.56%	9.84%
Between -0.25% and -0.5%	3.69%	4.69%	10.94%	1.56%	4.92%
Greater than -0.5%	11.37%	67.18%	26.55%	0.00%	3.27%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: June 13, 2007

PowerShares Global Wind Energy Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08
Greater than 0.5%	62.12%	62.51%	55.81%
Between 0.25% and 0.5%	10.61%	6.25%	13.95%
Between 0.0% and 0.25%	7.58%	1.56%	16.28%
Between -0.25% and 0.0%	4.55%	4.69%	4.65%
Between -0.25% and -0.5%	6.06%	4.69%	6.98%
Greater than -0.5%	9.08%	20.30%	2.33%
Total	100.00%	100.00%	100.00%

*  Fund Inception: July 1, 2008

PowerShares International Listed Private Equity Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08
Greater than 0.5%	73.74%	51.56%	70.31%	85.94%	62.30%
Between 0.25% and 0.5%	7.19%	9.38%	7.81%	4.69%	9.84%
Between 0.0% and 0.25%	8.27%	6.25%	6.25%	7.81%	8.20%
Between -0.25% and 0.0%	5.40%	4.69%	10.94%	0.00%	8.20%
Between -0.25% and -0.5%	1.80%	3.13%	0.00%	0.00%	4.92%
Greater than -0.5%	3.60%	24.99%	4.69%	1.56%	6.54%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: September 27, 2007

PowerShares MENA Frontier Countries Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08
Greater than 0.5%	43.94%	18.74%	58.14%
Between 0.25% and 0.5%	4.55%	7.81%	2.33%
Between 0.0% and 0.25%	3.03%	4.69%	4.65%
Between -0.25% and 0.0%	7.58%	9.38%	6.98%
Between -0.25% and -0.5%	4.55%	6.25%	4.65%
Greater than -0.5%	36.35%	53.13%	23.25%
Total	100.00%	100.00%	100.00%

*  Fund Inception: July 9, 2008

Total Return Information

The table below presents information about the total return of each Underlying Index in comparison to the total return of the Funds. The information shown for the Funds is for the fiscal year ended October 31, 2008.

"Average annual total returns" represents the average annual change in value of an investment over the period indicated. Average annual total return information will be provided in each Fund's next annual update when such Fund completes a full fiscal year of operations. "Cumulative total returns" represents the total change in value of an investment over the period indicated. Each Fund's per Share NAV is the value of one Share of each Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per Share of each Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which each Fund is listed for trading, as of the time that each Fund's NAV is calculated. Since each Fund's Shares typically do not trade in the secondary market until several days after each Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the Funds. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

	Average Annual Total Returns From October 31, 2007 through October 31, 2008	Average Annual Total Returns Since Inception through October 31, 2008	Cumulative Annual Total Returns Since Inception through October 31, 2008
PowerShares DWA Developed Markets Technical Leaders Portfolio (At NAV)	—	—	-46.42%
PowerShares DWA Developed Markets Technical Leaders Portfolio (At Market)	—	—	-48.52%
Dorsey Wright Developed Markets Technical Leaders Index	—	—	-47.37%
MSCI EAFE Index	—	—	-43.56%
MSCI EAFE Growth Index	—	—	-42.48%
PowerShares DWA Emerging Markets Technical Leaders Portfolio (At NAV)	—	—	-62.96%
PowerShares DWA Emerging Markets Technical Leaders Portfolio (At Market)	—	—	-62.39%
Dorsey Wright Emerging Markets Technical Leaders Index	—	—	-59.31%
MSCI Emerging Markets Index	—	—	-53.24%
MSCI Emerging Market Growth Index	—	—	-55.44%
PowerShares Dynamic Asia Pacific Portfolio (At NAV)	-63.11%	-41.33%	-52.18%
PowerShares Dynamic Asia Pacific Portfolio (At Market)	-61.83%	-40.34%	-51.13%
QSG Asia-Pacific Opportunities Index	-62.33%	-39.71%	-50.56%
MSCI Pacific Index	-43.49%	-30.31%	-39.51%
MSCI EAFE Index	-46.92%	-32.29%	-41.89%

	Average Annual Total Returns From October 31, 2007 through October 31, 2008	Average Annual Total Returns Since Inception through October 31, 2008	Cumulative Annual Total Returns Since Inception through October 31, 2008
PowerShares Dynamic Developed International Opportunities Portfolio (At NAV)	-56.89%	-42.29%	-53.26%
PowerShares Dynamic Developed International Opportunities Portfolio (At Market)	-57.81%	-43.38%	-55.05%
QSG Developed International Opportunities Index	-56.17%	-41.14%	-52.19%
MSCI EAFE Index	-46.62%	-32.29%	-41.89%
S&P 500® Index	-36.10%	-26.01%	-34.26%
PowerShares Dynamic Europe Portfolio (At NAV)	-58.04%	-44.79%	-56.04%
PowerShares Dynamic Europe Portfolio (At Market)	-58.05%	-45.86%	-57.28%
QSG Europe Index	-57.49%	-43.59%	-54.94%
MSCI Europe Index	-48.02%	-33.22%	-43.00%
MSCI EAFE Index	-46.62%	-32.29%	-41.89%
PowerShares Emerging Markets Infrastructure Portfolio (At NAV)	—	—	-7.55%
PowerShares Emerging Markets Infrastructure Portfolio (At Market)	—	—	-17.48%
S-Network Emerging Infrastructure Builders Index	—	—	-6.13%
MSCI Emerging Markets Index	—	—	-0.93%
MSCI EAFE Index	—	—	1.74%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (At NAV)	-52.57%	-31.48%	-39.99%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (At Market)	-53.68%	-32.87%	-41.70%

	Average Annual Total Returns From October 31, 2007 through October 31, 2008	Average Annual Total Returns Since Inception through October 31, 2008	Cumulative Annual Total Returns Since Inception through October 31, 2008
FTSE RAFI Developed Asia Pacific ex Japan Index	-52.36%	-30.97%	-39.62%
MSCI Pacific Free ex-Japan IndexSM	-54.83%	-35.76%	-42.25%
MSCI EAFE Index	-46.62%	-33.76%	-42.93%
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (At NAV)	-60.44%	-54.34%	-57.55%
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (At Market)	-60.14%	-54.20%	-57.51%
FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index	-61.23%	-54.84%	-58.29%
MSCI Pacific ex-Japan Small Index	-47.07%	-41.35%	-44.40%
MSCI EAFE Index	-46.62%	-41.19%	-44.23%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (At NAV)	-46.86%	-33.95%	-42.89%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (At Market)	-46.22%	-33.42%	-42.34%
FTSE RAFI Developed Markets ex-U.S. Index	-46.73%	-33.28%	-42.36%
MSCI EAFE Index	-46.62%	-33.76%	-42.93%
S&P 500® Index	-36.10%	-25.89%	-33.50%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (At NAV)	-48.13%	-42.58%	-45.47%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (At Market)	-46.71%	-42.06%	-45.01%
FTSE RAFI Developed ex US Mid Small 1500 Index	-48.11%	-42.44%	-45.53%
MSCI EAFE Small Index	-53.51%	-47.37%	-50.64%
MSCI EAFE Index	-46.62%	-41.19%	-44.23%

	Average Annual Total Returns From October 31, 2007 through October 31, 2008	Average Annual Total Returns Since Inception through October 31, 2008	Cumulative Annual Total Returns Since Inception through October 31, 2008
PowerShares FTSE RAFI Emerging Markets Portfolio (At NAV)	-51.32%	-43.82%	-46.76%
PowerShares FTSE RAFI Emerging Markets Portfolio (At Market)	-51.75%	-44.92%	-47.98%
FTSE RAFI Emerging Markets Index	-53.37%	-43.94%	-47.09%
MSCI Emerging Markets Index	-56.35%	-48.11%	-51.40%
MSCI EAFE Index	-46.62%	-41.19%	-44.23%
PowerShares FTSE RAFI Europe Portfolio (At NAV)	-50.46%	-36.35%	-45.68%
PowerShares FTSE RAFI Europe Portfolio (At Market)	-50.43%	-36.73%	-46.18%
FTSE RAFI Europe Index	-49.53%	-36.01%	-45.55%
MSCI Europe Index	-48.02%	-34.84%	-44.19%
MSCI EAFE Index	-46.62%	-33.76%	-42.93%
PowerShares FTSE RAFI Europe Small-Mid Portfolio (At NAV)	-56.93%	-51.06%	-54.21%
PowerShares FTSE RAFI Europe Small-Mid Portfolio (At Market)	-57.23%	-52.70%	-55.97%
FTSE RAFI Developed Europe Mid Small Index	-56.55%	-50.51%	-53.87%
MSCI Europe Small Index	-57.77%	-51.36%	-54.74%
MSCI EAFE Index	-46.62%	-41.19%	-44.23%
PowerShares FTSE RAFI International Real Estate Portfolio (At NAV)	—	—	-51.80%
PowerShares FTSE RAFI International Real Estate Portfolio (At Market)	—	—	-51.51%
FTSE RAFI Real Estate Global ex US Index	—	—	-52.52%
FTSE EPRA/NAREIT Global ex-U.S. Index	—	—	-50.13%
MSCI EAFE Index	—	—	-43.56%
PowerShares FTSE RAFI Japan Portfolio (At NAV)	-33.00%	-25.66%	-33.00%

	Average Annual Total Returns From October 31, 2007 through October 31, 2008	Average Annual Total Returns Since Inception through October 31, 2008	Cumulative Annual Total Returns Since Inception through October 31, 2008
PowerShares FTSE RAFI Japan Portfolio (At Market)	-34.27%	-26.26%	-33.79%
FTSE RAFI Japan Index	-34.28%	-26.67%	-34.45%
MSCI Japan Index	-37.50%	-29.52%	-37.89%
MSCI EAFE Index	-46.62%	-33.76%	-42.93%
PowerShares Global Agriculture Portfolio (At NAV)	—	—	-32.63%
PowerShares Global Agriculture Portfolio (At Market)	—	—	-33.46%
NASDAQ OMX Global Agriculture IndexSM	—	—	-32.89%
MSCI EAFE Index	—	—	-21.84%
S&P 500® Index	—	—	-19.54%
PowerShares Global Biotech Portfolio (At NAV)	—	—	-12.38%
PowerShares Global Biotech Portfolio (At Market)	—	—	-12.90%
NASDAQ OMX Global Biotechnology IndexSM	—	—	-12.16%
MSCI EAFE Index	—	—	-21.84%
S&P 500® Index	—	—	-19.54%
PowerShares Global Clean Energy Portfolio (At NAV)	-60.42%	-40.46%	-51.15%
PowerShares Global Clean Energy Portfolio (At Market)	-60.16%	%	-50.88%
WilderHill New Energy Global Innovation Index	-59.73%	%	-49.61%
MSCI EAFE Index	-46.62%	%	-41.89%
S&P 500® Index	-36.10%	%	-34.26%
PowerShares Global Coal Portfolio (At NAV)	—	—	-40.43%
PowerShares Global Coal Portfolio (At Market)	—	—	-38.85%
NASDAQ OMX Global Coal IndexSM	—	—	-39.60%
MSCI EAFE Index	—	—	-21.84%
S&P 500® Index	—	—	-19.54%

	Average Annual Total Returns From October 31, 2007 through October 31, 2008	Average Annual Total Returns Since Inception through October 31, 2008	Cumulative Annual Total Returns Since Inception through October 31, 2008
PowerShares Global Gold and Precious Metals Portfolio (At NAV)	—	—	-39.49%
PowerShares Global Gold and Precious Metals Portfolio (At Market)	—	—	-38.93%
NASDAQ OMX Global Gold and Precious Metals IndexSM	—	—	-36.95%
MSCI EAFE Index	—	—	-21.84%
S&P 500® Index	—	—	-19.54%
PowerShares Global Nuclear Energy Portfolio (At NAV)	—	—	-44.95%
PowerShares Global Nuclear Energy Portfolio (At Market)	—	—	-45.05%
WNA Nuclear Energy IndexSM	—	—	-46.63%
MSCI EAFE Index	—	—	-39.63%
S&P 500® Index	—	—	-28.38%
PowerShares Global Progressive Transportation Portfolio (At NAV)	—	—	-24.36%
PowerShares Global Progressive Transportation Portfolio (At Market)	—	—	-23.78%
Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM	—	—	-25.00%
MSCI EAFE Index	—	—	-21.84%
S&P 500® Index	—	—	-19.54%
PowerShares Global Steel Portfolio (At NAV)	—	—	-45.35%
PowerShares Global Steel Portfolio (At Market)	—	—	-44.30%
NASDAQ OMX Global Steel IndexSM	—	—	-40.83%
MSCI EAFE Index	—	—	-21.84%
S&P 500® Index	—	—	-19.54%
PowerShares Global Water Portfolio (At NAV)	-53.94%	-39.32%	-49.90%

	Average Annual Total Returns From October 31, 2007 through October 31, 2008	Average Annual Total Returns Since Inception through October 31, 2008	Cumulative Annual Total Returns Since Inception through October 31, 2008
PowerShares Global Water Portfolio (At Market)	-55.10%	-40.83%	-51.69%
Palisades Global Water Index	-53.70%	-37.39%	-47.89%
MSCI EAFE Index	-46.62%	-32.29%	-41.89%
S&P 500® Index	-36.10%	-26.01%	-34.26%
PowerShares Global Wind Energy Portfolio (At NAV)	—	—	-58.09%
PowerShares Global Wind Energy Portfolio (At Market)	—	—	-57.28%
NASDAQ OMX Clean Edge® Global Wind Energy Index	—	—	-54.01%
MSCI EAFE Index	—	—	-35.52%
S&P 500® Index	—	—	-24.06%
PowerShares International Listed Private Equity Portfolio (At NAV)	-60.82%	-55.12%	-58.35%
PowerShares International Listed Private Equity Portfolio (At Market)	-61.37%	-56.38%	-59.71%
Red Rocks International Listed Private Equity Index	-59.75%	-53.67%	-57.10%
MSCI AC World Financials Index	-54.56%	-49.73%	-53.07%
MSCI EAFE Index	-46.62%	-41.19%	-44.23%
PowerShares MENA Frontier Countries Portfolio (At NAV)	—	—	-39.35%
PowerShares MENA Frontier Countries Portfolio (At Market)	—	—	-38.25%
NASDAQ OMX Middle East North Africa IndexSM	—	—	-44.38%
MSCI Emerging Markets Index	—	—	-44.44%
MSCI EAFE Index	—	—	-34.98%

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the SEC an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchanges is satisfied by the fact that the prospectus is available at the Exchanges upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, the Funds and the Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI or Annual and/or Semi-Annual Report free of charge or to make shareholder inquires, please:

Call:  Invesco Aim Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust II
c/o Invesco Aim Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:   www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at SEC's Public Reference Room, in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21977.

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PowerShares Exchange-Traded Fund Trust II
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-8

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated February 27, 2009

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated February 27, 2009 for PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares International Listed Private Equity Portfolio and PowerShares MENA Frontier Countries Portfolio, each a series of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), as they may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in each Prospectus, unless otherwise noted. A copy of each Prospectus may be obtained without charge by writing to the Trust's Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 337-4246.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 38 portfolios. This SAI relates to PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares International Listed Private Equity Portfolio and PowerShares MENA Frontier Countries Portfolio (each a "Fund" and, together, the "Funds"). All of the Funds, except for FTSE RAFI Developed Markets ex-U.S. Portfolio, are "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

The other 11 funds of the Trust, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, are included in a separate prospectus.

The Funds are managed by Invesco PowerShares Capital Management LLC (the "Adviser").

The Funds (except PowerShares MENA Frontier Countries Portfolio) offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). Due to various legal and operational constraints in certain frontier countries in the Middle East and North Africa, the PowerShares MENA Frontier Countries Portfolio offers and issues Shares at NAV in Creation Unit Aggregations, generally in exchange for a significant Cash Component and an in-kind component consisting of Deposit Securities not subject to such constraints.

The Shares of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio are listed on NYSE Arca, Inc. ("NYSE Arca"). The Shares of PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold

1

and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are listed on The NASDAQ Stock Market ("NASDAQ" and, together with NYSE Arca, the "Exchanges"). Fund Shares trade on the relevant Exchange at market prices that may be below, at or above NAV. The Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares (100,000 Shares with respect to PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and PowerShares FTSE RAFI Japan Portfolio and 75,000 Shares with respect to PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares MENA Frontier Countries Portfolio). The Trust may lower the number of Shares in a Creation Unit.

All Funds reserve the right to offer a "cash" option for creations and redemptions of Fund Shares, as is generally the case for PowerShares MENA Frontier Countries Portfolio. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in kind creations or redemptions. In all cases, such fees will be limited, in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of Shares of a Fund will continue to be met. The Exchanges may, but are not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the relevant Exchange, makes further dealings on the Exchange inadvisable. The Exchanges will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchanges, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of PowerShares DWA Developed Markets Technical Leaders Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Dorsey Wright® Developed Markets Technical Leaders Index (the "Underlying Index").

The investment objective of PowerShares DWA Emerging Markets Technical Leaders Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Dorsey Wright® Emerging Markets Technical Leaders Index (the "Underlying Index").

The investment objective of PowerShares Dynamic Asia Pacific Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Asia-Pacific Opportunities Index (the "Underlying Index").

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The investment objective of PowerShares Dynamic Developed International Opportunities Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Developed International Opportunities Index (the "Underlying Index").

The investment objective of PowerShares Dynamic Europe Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Europe Index (the "Underlying Index").

The investment objecting of PowerShares Emerging Markets Infrastructure Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S-Network Emerging Infrastructure Builders IndexSM (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed Asia Pacific ex Japan Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed ex US Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Developed ex US Mid Small 1500 Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Emerging Markets Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the index called the FTSE RAFI Emerging Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Europe Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Europe Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Europe Small-Mid Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Developed Europe Mid Small Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI International Real Estate Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called the FTSE RAFI Real Estate Global ex US Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Japan Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the FTSE RAFI Japan Index (the "Underlying Index").

The investment objective of PowerShares Global Agriculture Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Agriculture IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Biotech Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Biotechnology IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Clean Energy Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the WilderHill New Energy Global Innovation Index (the "Underlying Index").

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The investment objective of PowerShares Global Coal Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Coal IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Gold and Precious Metals Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Gold and Precious Metals IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Nuclear Energy Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the WNA Nuclear Energy IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Progressive Transportation Portfolio is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Steel Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Steel IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Water Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the Palisades Global Water Index (the "Underlying Index").

The investment objective of PowerShares Global Wind Energy Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Clean Edge® Global Wind Energy Index (the "Underlying Index").

The investment objective of PowerShares International Listed Private Equity Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Red Rocks International Listed Private Equity IndexSM (the "Underlying Index").

The investment objective of PowerShares MENA Frontier Countries Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Middle East North Africa IndexSM (the "Underlying Index").

Investment Restrictions

The Board of Trustees of the Trust (the "Board of Trustees") has adopted as fundamental policies the Funds' respective investment restrictions numbered (1) through (9) below. Investment restrictions (1) and (2) only apply to PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio. Except as noted in the prior sentence, each Fund, as a fundamental policy, may not:

(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities of any class of securities of any one issuer.

(3)  Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4)  Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

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(5)  Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the "Securities Act") in connection with the purchase and sale of portfolio securities.

(6)  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(8)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(9)  Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's Shares present at a meeting, if the holders of more than 50% of the Fund's Shares are present or represented by proxy, or (ii) more than 50% of the Fund's Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

(1)  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act (except with respect to PowerShares International Listed Private Equity Portfolio).

(4)  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of each Fund's investment policies and the risks associated with an investment in the Funds is contained in the Prospectus in the sections entitled "Principal Investment Strategies" and "Principal Risks of

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Investing in the Fund" applicable to each Fund and the "Additional Investment Strategies" and "Additional Risks" sections of the Prospectus. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stock. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stock which typically has a liquidation preference and which may have stated optional or mandatory redemption provisions, common stock has neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of its Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund's fiscal year-end by comparing the Fund's average monthly total returns, before fees and expenses, to the Underlying Index's average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the "tracking error" between the two. Tracking error means the variation between each Fund's annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one-year period by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's returns.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board of Trustees, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

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Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. Each Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime 1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund, may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. With respect to PowerShares International Listed Private Equity Portfolio, under the 1940 Act, the Fund's investment in investment companies is limited to 3% of the total outstanding stock of an issuer, including any stock owned by affiliated persons of the Fund.

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Real Estate Investment Trusts ("REITs"). Except for PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio, each Fund may invest in the securities of REITs, which pool investors' funds for investments primarily in commercial real estate properties, to the extent allowed by law. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Funds may invest in both publicly and privately traded REITs.

The Funds could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the values of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operated expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are therefore subject to the risk of financing single or a limited number of projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Funds. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the

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"writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer, whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment company claims an exclusion from regulation as a commodity pool operator. Each Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectuses and this SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an

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active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index, if the index underlying the futures contract differs from the Underlying Index.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty"), based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party, based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash, or highly liquid securities, having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Certain Funds may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. In a credit default swap, two parties enter into an agreement whereby one party pays the other a fixed periodic coupon for the specified life of the agreement. The selling party makes no payments unless a specified

10

credit event occurs. Credit events are typically defined to include a material default, bankruptcy or debt restructuring for a specified reference asset. If such a credit event occurs, the party makes a payment to the first party, and the swap then terminates.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

Certain Funds may invest in credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the purchaser in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the purchaser is required to pay the seller a periodic stream of payments over the term of the contract, provided that no event of default has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. The seller is subject to investment exposure on the notional amount of the swap.

The purchase of a credit default swap incurs the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

Each Fund will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked-to-market on a daily basis.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the "Investment Advisory Agreement") is the responsibility of the Board of Trustees. The Trust currently has six Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Trustee (the "Management Trustee") is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 38 portfolios and three other exchange-traded fund trusts with 81 portfolios advised by the Adviser (collectively, the "Fund Family"), as well as 228 other portfolios advised by an affiliated person of the Adviser.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (51) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	119	None

11

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Vice President of Finance and Accounting, Hope Network (social services) (November 2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (September 2005-April 2008); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	119	None

D. Mark McMillan (46) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	119	None

Philip M. Nussbaum (47) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc. (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-July 1999)	119	None

Donald H. Wilson (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	President, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	119	None

*  This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

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The Management Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Management Trustee, are shown below.

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Management Trustees	Other Directorships Held by Management Trustees
H. Bruce Bond (45) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of Board of Trustees, President and Trustee	Since 2006	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly, Manager, Nuveen Investments (April 1998-August 2002)	119	None

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (54) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer since 2007; Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); formerly, Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (43) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); formerly, Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004)

*  This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in PowerShares DWA Developed Markets Technical Leaders Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares DWA Emerging Markets Technical Leaders Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Dynamic Asia Pacific Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Dynamic Developed International Opportunities Portfolio (As of December 31, 2008)
Ronn R. Bagge	None	None	None	None
Marc M. Kole	None	None	None	None
D. Mark McMillan	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	Over $100,000	None	None	Over $100,000

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Name of Trustee	Dollar Range of Equity Securities in PowerShares Dynamic Europe Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Emerging Markets Infrastructure Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (As of December 31, 2008)
Ronn R. Bagge	None	None	None	None
Marc M. Kole	None	None	None	None
D. Mark McMillan	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	Over $100,000	None	None
Name of Trustee	Dollar Range of Equity Securities in PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares FTSE RAFI Emerging Markets Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares FTSE RAFI Europe Portfolio (As of December 31, 2008)
Ronn R. Bagge	None	None	None	None
Marc M. Kole	None	None	None	None
D. Mark McMillan	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	Over $100,000	None	None	None
Name of Trustee	Dollar Range of Equity Securities in PowerShares FTSE RAFI Europe Small-Mid Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares FTSE RAFI International Real Estate Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares FTSE RAFI Japan Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Global Agriculture Portfolio (As of December 31, 2008)
Ronn R. Bagge	None	None	None	None
Marc M. Kole	None	None	None	None
D. Mark McMillan	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in PowerShares Global Biotech Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Global Clean Energy Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Global Coal Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Global Gold and Precious Metals Portfolio (As of December 31, 2008)
Ronn R. Bagge	None	None	None	None
Marc M. Kole	None	None	None	None
D. Mark McMillan	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in PowerShares Global Nuclear Energy Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Global Progressive Transportation Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Global Steel Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Global Water Portfolio (As of December 31, 2008)
Ronn R. Bagge	None	None	None	None
Marc M. Kole	None	None	None	None
D. Mark McMillan	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in PowerShares Global Wind Energy Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares International Listed Private Equity Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares MENA Frontier Countries Portfolio (As of December 31, 2008)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Family (As of December 31, 2008)
Ronn R. Bagge	None	None	None	Over $100,000
Marc M. Kole	None	None	None	Over $100,000
D. Mark McMillan	None	None	None	$10,001-$50,000
Philip M. Nussbaum	None	None	None	Over $100,000
Donald H. Wilson	None	None	None	Over $100,000
H. Bruce Bond	None	None	None	Over $100,000

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

As of April 1, 2008, the trusts in the Fund Family pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the "Retainer"). The Trust and the PowerShares Exchange-Traded Fund Trust (the "Initial Trust") pay $155,000 of the Retainer, half of which is allocated pro rata between the funds of the Trust and the Initial Trust, and the other half of which is allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets. The other trusts in the Fund Family pay the remaining $40,000 of the Retainer. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board of Trustees and committee meetings.

Prior to April 1, 2008, each Independent Trustee received an annual retainer of $130,000, half of which is allocated pro rata between the Trust and the Initial Trust, and the other half of which is allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets. Each committee chair received an additional fee of $10,000 per year, allocated in the same manner.

The Trust has a deferred compensation plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board of Trustees throughout the year. Each Independent Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one to five of the funds of the Initial Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan.

The Board of Trustees of the Trust met seven times during the fiscal year ended October 31, 2008.

The Board of Trustees has an Audit Committee consisting of the five Independent Trustees. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board of Trustees the

15

selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended October 31, 2008, the Audit Committee held five meetings.

The Board of Trustees also has a Nominating and Governance Committee consisting of the five Independent Trustees. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board of Trustees membership, and evaluate candidates for Board of Trustees membership. The Board of Trustees will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption "Shareholder Communications." During the fiscal year ended October 31, 2008, the Nominating and Governance Committee held three meetings.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2008:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (1)
Ronn R. Bagge	$28,196	N/A	$177,917
Marc M. Kole	$27,436	N/A	$173,750
D. Mark McMillan	$26,372	N/A	$167,917
Philip M. Nussbaum	$27,132	N/A	$172,084
Donald H. Wilson	$26,372	N/A	$167,917
H. Bruce Bond	N/A	N/A	N/A

(1)  The amounts shown in this column represent the aggregate compensation paid by all of the series of the trusts in the Fund Family as of October 31, 2008 before deferral by the Trustees under the DC Plan. As of October 31, 2008, the values of the deferral accounts for Messrs. Bagge, McMillan and Nussbaum pursuant to the DC Plan were $17,792, $167,917 and $172,084, respectively.

As of the date of this SAI, the officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Shareholder Communications. Shareholders may send communications to the Trust's Board of Trustees by addressing the communications directly to the Board of Trustees (or individual Board of Trustees members) and/or otherwise clearly indicating in the salutation that the communication is for the Board of Trustees (or individual Board of Trustees members). The shareholder may send the communication to either the Trust's office or directly to such Board of Trustees members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board of Trustees will be reviewed and generally responded to by management. Such communications will be forwarded to the Board of Trustees at management's discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for

16

the day-to-day management of the funds. The Portfolio Manager who leads the team of Portfolio Managers in the day-to-day management of the Funds is Mr. Hubbard.

As of October 31, 2008, in addition to 38 Funds of the Trust, Mr. Southard managed 75 portfolios of the Initial Trust with a total of approximately $7.7 billion in assets, one portfolio of the PowerShares India Exchange-Traded Fund Trust with a total of approximately $48.7 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $454.8 million in assets.

As of October 31, 2008, in addition to 38 Funds of the Trust, Mr. Hubbard managed 75 portfolios of the Initial Trust with a total of approximately $7.7 billion in assets, one portfolio of the PowerShares India Exchange-Traded Fund Trust with a total of approximately $48.7 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $454.8 million in assets.

As of October 31, 2008, in addition to 27 Funds of the Trust, Mr. Betts managed one portfolio of the Initial Trust with a total of approximately $90.0 million in assets, one portfolio of the PowerShares India Exchange-Traded Fund Trust with a total of approximately $48.7 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $454.8 million in assets.

As of October 31, 2008, in addition to 27 Funds of the Trust, Mr. McGreal managed three portfolios of the Initial Trust with a total of approximately $141.1 million in assets, one portfolio of the PowerShares India Exchange-Traded Fund Trust with a total of approximately $48.7 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $454.8 million in assets.

As of October 31, 2008, in addition to 27 Funds of the Trust, Mr. Trampe managed one portfolio of the Initial Trust with a total of approximately $90.0 million in assets, one portfolio of the PowerShares India Exchange-Traded Fund Trust with a total of approximately $48.7 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with a total of approximately $454.8 million in assets.

Although the Funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of January 31, 2009, Messrs. Betts, McGreal and Trampe did not own any securities of the Funds.

As of January 31, 2009, the dollar range of securities beneficially owned by Messrs. Southard and Hubbard in the Trust was $100,001-$500,000 and $50,001-$100,000, respectively. The portfolio holdings of Messrs. Southard and Hubbard, as of January 31, 2009, in the Funds in which they own securities are shown below.

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares High Yield Corporate Bond Portfolio			X
PowerShares Dynamic Asia Pacific ex-Japan Portfolio		X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE RAFI Japan Portfolio		X
PowerShares 1-30 Laddered Treasury Portfolio				X
PowerShares VRDO Tax-Free Weekly Portfolio				X
PowerShares FTSE RAFI Emerging Markets Portfolio			X
PowerShares Preferred Portfolio		X

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Peter Hubbard

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares VRDO Tax-Free Weekly Portfolio			X
PowerShares Autonomic Growth NFA Global Asset Portfolio	X

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. For its services to each Fund, each Fund has agreed to pay an annual unitary management fee, paid monthly, equal to a percentage of its average daily net assets set forth in the chart below (the "Advisory Fee").

Fund	Advisory Fee
PowerShares DWA Developed Markets Technical Leaders Portfolio	0.80%
PowerShares DWA Emerging Markets Technical Leaders Portfolio	0.90%
PowerShares Dynamic Asia Pacific Portfolio	0.80%
PowerShares Dynamic Developed International Opportunities Portfolio	0.75%
PowerShares Dynamic Europe Portfolio	0.75%
PowerShares Emerging Markets Infrastructure Portfolio	0.75%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	0.80%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%
PowerShares FTSE RAFI Emerging Markets Portfolio	0.85%
PowerShares FTSE RAFI Europe Portfolio	0.75%
PowerShares FTSE RAFI Europe Small-Mid Portfolio	0.75%
PowerShares FTSE RAFI International Real Estate Portfolio	0.75%
PowerShares FTSE RAFI Japan Portfolio	0.75%
PowerShares Global Agriculture Portfolio	0.75%
PowerShares Global Biotech Portfolio	0.75%
PowerShares Global Clean Energy Portfolio	0.75%
PowerShares Global Coal Portfolio	0.75%
PowerShares Global Gold and Precious Metals Portfolio	0.75%
PowerShares Global Nuclear Energy Portfolio	0.75%
PowerShares Global Progressive Transportation Portfolio	0.75%
PowerShares Global Steel Portfolio	0.75%
PowerShares Global Water Portfolio	0.75%
PowerShares Global Wind Energy Portfolio	0.75%
PowerShares International Listed Private Equity Portfolio	0.75%
PowerShares MENA Frontier Countries Portfolio	0.95%*

*  With respect to PowerShares MENA Frontier Countries Portfolio, the Adviser has voluntarily agreed to waive 0.25% of its Advisory Fee for its investment advisory services to the Fund through April 30, 2009. The Adviser may discontinue such voluntary waiver at any time. After giving effect to such voluntary waiver, the Advisory Fee will be 0.70%.

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The Advisory Fees paid by each Fund to the Adviser during the Fund's fiscal years ended October 31, 2007 and 2008, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of investment operations of that Fund, are set forth in the chart below.

	Advisory Fees Paid for the Fiscal Year Ended		Net Advisory Fees Waived for Fiscal Year Ended
Fund	October 31, 2008	October 31, 2007	October 31, 2008	October 31, 2007	Date of Commencement of Investment Operations
PowerShares DWA Developed Markets Technical Leaders Portfolio	$278,731	N/A	N/A	N/A	12/27/2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio	$221,385	N/A	N/A	N/A	12/27/2007
PowerShares Dynamic Asia Pacific Portfolio	$239,393	$44,148	N/A	N/A	06/13/2007
PowerShares Dynamic Developed International Opportunities Portfolio	$505,603	$70,458	N/A	N/A	06/13/2007
PowerShares Dynamic Europe Portfolio	$63,150	$17,196	N/A	N/A	06/13/2007
PowerShares Emerging Markets Infrastructure Portfolio	$643	N/A	N/A	N/A	10/15/2008
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	$177,381	$29,898	N/A	N/A	06/25/2007
PowerShares FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio	$99,551	$10,598	N/A	N/A	09/27/2007
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$506,586	$40,734	N/A	N/A	06/25/2007
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$114,506	$3,695	N/A	N/A	09/27/2007
PowerShares FTSE RAFI Emerging Markets Portfolio	$582,583	$6,857	N/A	N/A	09/27/2007
PowerShares FTSE RAFI Europe Portfolio	$63,194	$13,400	N/A	N/A	06/25/2007
PowerShares FTSE RAFI Europe Small-Mid Portfolio	$44,227	$3,706	N/A	N/A	09/27/2007
PowerShares FTSE RAFI International Real Estate Portfolio	$18,371	N/A	N/A	N/A	12/27/2007
PowerShares FTSE RAFI Japan Portfolio	$56,509	$23,163	N/A	N/A	06/25/2007
PowerShares Global Agriculture Portfolio	$1,699	N/A	N/A	N/A	09/16/2008
PowerShares Global Biotech Portfolio	$2,019	N/A	N/A	N/A	09/16/2008
PowerShares Global Clean Energy Portfolio	$1,251,237	$124,685	N/A	N/A	06/13/2007
PowerShares Global Coal Portfolio	$1,615	N/A	N/A	N/A	09/16/2008
PowerShares Global Gold and Precious Metals Portfolio	$2,006	N/A	N/A	N/A	09/16/2008
PowerShares Global Nuclear Energy Portfolio	$146,719	N/A	N/A	N/A	04/01/2008
PowerShares Global Progressive Transportation Portfolio	$1,846	N/A	N/A	N/A	09/16/2008
PowerShares Global Steel Portfolio	$1,480	N/A	N/A	N/A	09/16/2008
PowerShares Global Water Portfolio	$2,307,680	$369,492	N/A	N/A	06/13/2007
PowerShares Global Wind Energy Portfolio	$41,330	N/A	N/A	N/A	06/27/2008
PowerShares International Listed Private Equity Portfolio	$102,952	$3,819	N/A	N/A	09/27/2007
PowerShares MENA Frontier Countries Portfolio	$79,301	N/A	$20,869	N/A	07/07/2008

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds and manages the investment of the Funds' assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 20, 2009, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the

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Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Administrator. The Bank of New York Mellon (formerly known as The Bank of New York) ("BONY" or the "Administrator") serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286. BONY serves as administrator for the Trust pursuant to an administrative services agreement (the "Administrative Services Agreement"). Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations, including supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.

Custodian, Transfer Agent and Fund Accounting Agent. BONY, located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the "Custodian Agreement"). As custodian, BONY holds the Funds' assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund accounting agent pursuant to a fund accounting agreement (the "Fund Accounting Agreement"). As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.

Invesco Aim Distributor. Invesco Aim Distributors, Inc. (the "Distributor") is the distributor of the Funds' Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectuses and below under the heading "Creation and Redemption of Creation Units."

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 , as amended (the "Exchange Act"), and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating

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Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based. The Dorsey Wright® Developed Markets Technical Leaders Index and Dorsey Wright® Emerging Markets Technical Leaders Index are compiled by Dorsey Wright. The QSG Asia-Pacific Opportunities Index, QSG Europe Index and QSG Developed International Opportunities Index are compiled by Quantitative Services Group, LLC ("QSG"). The S-Network Emerging Infrastructure Builders IndexSM is calculated and maintained by Standard & Poor's Custom Indices on behalf of S-Network Global Indexes LLC. The FTSE RAFI Developed Asia Pacific ex Japan Index, FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index, FTSE RAFI Developed Markets ex US Index, FTSE RAFI Developed ex US Mid Small 1500 Index, FTSE RAFI Emerging Index, FTSE RAFI Europe Index, FTSE RAFI Developed Europe Mid Small Index, FTSE RAFI Real Estate Global ex US Index and FTSE RAFI Japan Index are compiled by FTSE and Research Affiliates ("RA"). The NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM and NASDAQ OMX Global Steel IndexSM are calculated and maintained by Standard & Poor's Custom Indices on behalf of NASDAQ OMX. The NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM are calculated and maintained by NASDAQ OMX. The WilderHill New Energy Global Innovation Index is compiled by WilderHill New Energy Finance, LLC ("WilderHill"). The WNA Nuclear Energy IndexSM is calculated and maintained by Standard & Poor's Custom Indices on behalf of WNA Global Indexes, LLC. The Palisades Global Water Index is compiled by Water Index Associates, LLC ("Water Index Associates"). The Red Rocks International Listed Private Equity IndexSM is compiled by Red Rocks Capital, LLC ("Red Rocks").

Fund	Underlying Index
PowerShares DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index

PowerShares DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index

PowerShares Dynamic Asia Pacific Portfolio	QSG Asia-Pacific Opportunities Index

PowerShares Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

PowerShares Dynamic Europe Portfolio	QSG Europe Index

PowerShares Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex US Index

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex US Mid Small 1500 Index

PowerShares FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

PowerShares FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

PowerShares FTSE RAFI Europe Small-Mid Portfolio	FTSE RAFI Developed Europe Mid Small Index

PowerShares FTSE RAFI International Real Estate Portfolio	FTSE RAFI Real Estate Global ex US Index

PowerShares FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

PowerShares Global Agriculture Portfolio	NASDAQ OMX Global Agricultural IndexSM

PowerShares Global Biotech Portfolio	NASDAQ OMX Global Biotechnology IndexSM

PowerShares Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

PowerShares Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

PowerShares Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM

PowerShares Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

PowerShares Global Progressive Transportation Portfolio	Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM

PowerShares Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

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Fund	Underlying Index
PowerShares Global Water Portfolio	Palisades Global Water Index

PowerShares Global Wind Energy Portfolio	NASDAQ OMX Clean Edge® Global Wind Energy Index

PowerShares International Listed Private Equity Portfolio	Red Rocks International Listed Private Equity IndexSM

PowerShares MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

Dorsey Wright is not affiliated with PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio or with the Adviser. The PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio are entitled to use their respective Underlying Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indexes and marks to the Fund at no cost. The Adviser has a licensing agreement with Dorsey Wright.

The only relationships that Dorsey Wright has with the Adviser of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio in connection with such Funds are that Dorsey Wright has licensed certain of their intellectual property assets, including the determination of the component securities of the Underlying Indices and the name of the Underlying Indices. The Underlying Indices are selected and calculated without regard to the Adviser, Distributor or owners of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio. Dorsey Wright has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio into consideration in the determination and calculation of the Underlying Indices. Dorsey Wright is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio or in the determination or calculation of the asset value of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DORSEY WRIGHT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE UNDERLYING INDICES. DORSEY WRIGHT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR, THE TRUST OR OWNERS OF SHARES OF POWERSHARES DWA DEVELOPED MARKETS TECHNICAL LEADERS PORTFOLIO AND POWERSHARES DWA EMERGING MARKETS TECHNICAL LEADERS PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES, TRADING BASED ON THE UNDERLYING INDICES, ANY DATA INCLUDED THEREIN IN CONNECTION WITH POWERSHARES DWA DEVELOPED MARKETS TECHNICAL LEADERS PORTFOLIO AND POWERSHARES DWA EMERGING MARKETS TECHNICAL LEADERS PORTFOLIO, OR FOR ANY OTHER USE. DORSEY WRIGHT EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES DWA DEVELOPED MARKETS TECHNICAL LEADERS PORTFOLIO AND POWERSHARES DWA EMERGING MARKETS TECHNICAL LEADERS PORTFOLIO OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE RESPECTIVE LICENSE AGREEMENTS WITH THE ADVISER. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DORSEY WRIGHT HAVE ANY LIABILITY FOR ANY SPECIAL, EXEMPLARY, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), HOWEVER CAUSED AND ON ANY THEORY OF LIABILITY, WHETHER IN CONTRACT, STRICT LIABILITY OR TORT (INCLUDING NEGLIGENCE OR OTHERWISE), RESULTING FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio are not sponsored, endorsed, sold or promoted by S&P or its third party

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licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio particularly or the ability of the Dorsey Wright® Developed Markets Technical Leaders Index or the Dorsey Wright® Emerging Markets Technical Leaders Index to track general stock market performance. S&P's and its third party licensor's only relationship to the Dorsey Wright or the Adviser is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Dorsey Wright® Developed Markets Technical Leaders Index and the Dorsey Wright® Emerging Markets Technical Leaders Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio or the timing of the issuance or sale of PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio or in the determination or calculation of the equation by which PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor's® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc. "Calculated by S&P Custom Indices" and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Dorsey Wright.

FTSE, RA, Red Rocks, WilderHill, Water Index Associates and QSG are not affiliated with PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio or with the Adviser. Each Fund is entitled to use its respective Underlying Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indexes and marks to PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares

23

FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio at no cost. The Adviser has a licensing agreement with FTSE, RA, Red Rocks, WilderHill, Water Index Associates and QSG.

The only relationships that FTSE, RA, Red Rocks, WilderHill, Water Index Associates or QSG has with the Adviser or Distributor of PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio in connection with such Funds are that FTSE, RA, Red Rocks, WilderHill, Water Index Associates and QSG have licensed certain of their intellectual property, including the determination of the component securities of the Underlying Indices and the name of the Underlying Indices; and the Exchanges list the Shares of PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio pursuant to listing agreements with the Trust. The Underlying Indices are selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio. FTSE, RA, Red Rocks, WilderHill, Water Index Associates and QSG have no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio into consideration in the determination and calculation of the Underlying Indices. FTSE, RA, Red Rocks, WilderHill, Water Index Associates and QSG are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio or in the determination or calculation of the asset value of PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan

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Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio. FTSE, RA, Red Rocks, WilderHill, Water Index Associates and QSG have no obligation or liability in connection with the administration, marketing or trading of PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio.

FTSE, RA, RED ROCKS, WILDERHILL, WATER INDEX ASSOCIATES AND QSG SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO POWERSHARES DYNAMIC ASIA PACIFIC PORTFOLIO, POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO, POWERSHARES DYNAMIC EUROPE PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO, POWERSHARES FTSE RAFI EUROPE PORTFOLIO, POWERSHARES FTSE RAFI EUROPE SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI INTERNATIONAL REAL ESTATE PORTFOLIO, POWERSHARES FTSE RAFI JAPAN PORTFOLIO, POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO, POWERSHARES GLOBAL WATER PORTFOLIO AND POWERSHARES INTERNATIONAL LISTED PRIVATE EQUITY PORTFOLIO OR THE UNDERLYING INDICES. FTSE, RA, RED ROCKS, WILDERHILL, WATER INDEX ASSOCIATES AND QSG MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF POWERSHARES DYNAMIC ASIA PACIFIC PORTFOLIO, POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO, POWERSHARES DYNAMIC EUROPE PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO, POWERSHARES FTSE RAFI EUROPE PORTFOLIO, POWERSHARES FTSE RAFI EUROPE SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI INTERNATIONAL REAL ESTATE PORTFOLIO, POWERSHARES FTSE RAFI JAPAN PORTFOLIO, POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO, POWERSHARES GLOBAL WATER PORTFOLIO AND POWERSHARES INTERNATIONAL LISTED PRIVATE EQUITY PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES, TRADING BASED ON THE UNDERLYING INDICES, ANY DATA INCLUDED THEREIN IN CONNECTION WITH POWERSHARES DYNAMIC ASIA PACIFIC PORTFOLIO, POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO, POWERSHARES DYNAMIC EUROPE PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO, POWERSHARES FTSE RAFI EUROPE PORTFOLIO, POWERSHARES FTSE RAFI EUROPE SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI INTERNATIONAL REAL ESTATE PORTFOLIO, POWERSHARES FTSE RAFI JAPAN PORTFOLIO, POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO, POWERSHARES GLOBAL WATER PORTFOLIO AND POWERSHARES INTERNATIONAL LISTED

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PRIVATE EQUITY PORTFOLIO, OR FOR ANY OTHER USE. FTSE, RA, RED ROCKS, WILDERHILL, WATER INDEX ASSOCIATES AND QSG EXPRESSLY DISCLAIM ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES DYNAMIC ASIA PACIFIC PORTFOLIO, POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO, POWERSHARES DYNAMIC EUROPE PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO, POWERSHARES FTSE RAFI EUROPE PORTFOLIO, POWERSHARES FTSE RAFI EUROPE SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI INTERNATIONAL REAL ESTATE PORTFOLIO, POWERSHARES FTSE RAFI JAPAN PORTFOLIO, POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO, POWERSHARES GLOBAL WATER PORTFOLIO AND POWERSHARES INTERNATIONAL LISTED PRIVATE EQUITY PORTFOLIO OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE RESPECTIVE LICENSE AGREEMENTS WITH THE ADVISER. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE, RA, RED ROCKS, WILDERHILL, WATER INDEX ASSOCIATES OR QSG HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH POWERSHARES DYNAMIC ASIA PACIFIC PORTFOLIO, POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO, POWERSHARES DYNAMIC EUROPE PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO, POWERSHARES FTSE RAFI EUROPE PORTFOLIO, POWERSHARES FTSE RAFI EUROPE SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI INTERNATIONAL REAL ESTATE PORTFOLIO, POWERSHARES FTSE RAFI JAPAN PORTFOLIO, POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO, POWERSHARES GLOBAL WATER PORTFOLIO AND POWERSHARES INTERNATIONAL LISTED PRIVATE EQUITY PORTFOLIO, THE UNDERLYING INDICES, EVEN IF FTSE, RA, RED ROCKS, WILDERHILL, WATER INDEX ASSOCIATES OR QSG ARE NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S-Network Global Indexes, LLCSM and S-Network Emerging Infrastructure Builders IndexSM, are service marks of S-Network Global Indexes, LLC and have been licensed for use by the Adviser. PowerShares Emerging Markets Infrastructure Portfolio is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC and S-Network Global Indexes, LLC makes no representation regarding the advisability of investing in such product.

The PowerShares Emerging Markets Infrastructure Portfolio is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, ("S-NET"). S-NET makes no representation or warranty, express or implied, to the owners of PowerShares Emerging Markets Infrastructure Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Emerging Markets Infrastructure Portfolio particularly or the ability of the S-Network Emerging Infrastructure Builders IndexSM to track the performance of the securities market. S-NET's only relationship to the Licensee is the licensing of certain service marks and trade names of S-NET and of the S-Network Emerging Infrastructure Builders IndexSM that is determined, composed and calculated by S-NET without regard to the Licensee or PowerShares Emerging Markets Infrastructure Portfolio. S-NET has no obligation to take the needs of the Licensee or the owners of PowerShares Emerging Markets Infrastructure Portfolio into consideration in determining, composing or calculating the S-Network Emerging Infrastructure Builders IndexSM. S-NET is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of PowerShares Emerging Markets Infrastructure Portfolio to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. S-NET has no obligation or liability in connection with the administration, marketing or trading of PowerShares Emerging Markets Infrastructure Portfolio.

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S-NET DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S-NET INDEX OR ANY DATA INCLUDED THEREIN, AND S-NET SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NET MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE S-NETWORK EMERGING INFRASTRUCTURE BUILDERS INDEXSM, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S-NET INDEX OR ANY DATA INCLUDED THEREIN. S-NET MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S-NET INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S-NET HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the applicable Fund. The Corporations make no representation or warranty, express or implied to the owners of the applicable Fund or any member of the public regarding the advisability of investing in securities generally or in the applicable Fund particularly, or the ability of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM to track general stock market performance. The Corporations' only relationship to PowerShares ("Licensee") is in the licensing of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM trade/service marks, and certain trade names of the Corporations and the use of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the applicable Fund. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the applicable Fund into consideration in determining, composing or calculating the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the applicable Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA

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INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM, OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P OR ITS THIRD PARTY LICENSORS. NEITHER S&P NOR ITS THIRD PARTY LICENSORS MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO PARTICULARLY OR THE ABILITY OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA

28

INDEXSM TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P'S AND ITS THIRD PARTY LICENSOR'S ONLY RELATIONSHIP TO THE FUND, THE TRUST OR THE DISTRIBUTOR IS THE LICENSING OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES OF S&P AND/OR ITS THIRD PARTY LICENSORS AND FOR THE PROVIDING OF CALCULATION AND MAINTENANCE SERVICES RELATED TO THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM. NEITHER S&P NOR ITS THIRD PARTY LICENSORS IS RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO IS TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY OR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING

29

LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor's® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; "Calculated by S&P Custom Indices" and its related stylized mark are service marks of The McGraw-Hill Companies, Inc.

Wilder Transport Index LLC makes no warranty, expressed or implied, as to the results to be obtained by any person or entity from the use of the Index, trading based on the Index, or any data included therein in connection with the products, or for any other use. Wilder Transport Index LLC makes no warranties, express or implied and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein.

The PowerShares Global Progressive Transportation Portfolio has not been passed on by Wilder Transport Index LLC as to its legality or suitability. The PowerShares Global Energy Efficient Transportation Portfolio is not issued, endorsed, or sold by Wilder Transport Index LLC. WILDER TRANSPORT INDEX LLC NEITHER MAKES ANY WARRANTIES NOR BEARS ANY LIABILITY WITH RESPECT TO POWERSHARES GLOBAL ENERGY EFFICIENT TRANSPORTATION PORTFOLIO.

The PowerShares Global Nuclear Energy Portfolio is not sponsored, endorsed, sold or promoted by WNA Global Indexes, LLC. WNA Global Indexes, LLC makes no representation or warranty, express or implied, to the owners of PowerShares Global Nuclear Energy Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Global Nuclear Energy Portfolio particularly or the ability of the WNA Nuclear Energy IndexSM to track the performance of the physical commodities market. WNA Global Indexes, LLC's only relationship to the Adviser is the licensing of certain service marks and trade names of WNA Global Indexes, LLC and of the WNA Nuclear Energy IndexSM that is determined, composed and calculated by WNA Global Indexes, LLC without regard to the Adviser or PowerShares Global Nuclear Energy Portfolio. WNA Global Indexes, LLC has no obligation to take the needs of the Adviser or the owners of PowerShares Global Nuclear Energy Portfolio into consideration in determining, composing or calculating the WNA Nuclear Energy IndexSM. WNA Global Indexes, LLC is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of PowerShares Global Nuclear Energy Portfolio to be issued or in determination or calculation of the equation by which PowerShares Global Nuclear Energy Portfolio is to be converted into cash. WNA Global Indexes, LLC has no obligation or liability in connection with the administration, marketing or trading of PowerShares Global Nuclear Energy Portfolio.

WNA GLOBAL INDEXES, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN AND WNA GLOBAL INDEXES, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. WNA GLOBAL INDEXES, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WNA GLOBAL INDEXES, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WNA GLOBAL INDEXES, LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Global Nuclear Portfolio is not sponsored, endorsed, sold or promoted by S&P or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of PowerShares Global Nuclear Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Global Nuclear Portfolio particularly or the ability of the WNA Nuclear Energy IndexSM to track general stock market performance. S&P's and its third party licensor's only relationship to the Fund, the Trust or the Distributor is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services

30

related to the WNA Nuclear Energy IndexsSM. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of PowerShares Global Nuclear Portfolio or the timing of the issuance or sale of PowerShares Global Nuclear Portfolio or in the determination or calculation of the equation by which the PowerShares Global Nuclear Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of PowerShares Global Nuclear Portfolio.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor's® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; "Calculated by S&P Custom Indices" and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by WNA Global Indexes, LLC.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed

31

equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The aggregate brokerage commissions paid by each Fund during the Fund's fiscal years ended October 31, 2007 and 2008, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of investment operations of that Fund, are set forth in the chart below.

	Brokerage Commissions Paid for the Fiscal Year Ended
Fund	October 31, 2008	October 31, 2007	Date of Commencement of Investment Operations
PowerShares DWA Developed Markets Technical Leaders Portfolio	$78,009	N/A	12/27/2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio	$193,708	N/A	12/27/2007
PowerShares Dynamic Asia Pacific Portfolio	$45,350	$3,227	06/13/2007
PowerShares Dynamic Developed International Opportunities Portfolio	$132,233	$17,722	06/13/2007
PowerShares Dynamic Europe Portfolio	$14,267	$4,001	06/13/2007
PowerShares Emerging Markets Infrastructure Portfolio	$418	N/A	10/15/2008
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	$9,979	$186	06/25/2007
PowerShares FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio	$5,907	N/A	09/27/2007
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$21,131	$6,134	06/25/2007
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$7,210	$10	09/27/2007
PowerShares FTSE RAFI Emerging Markets Portfolio	$46,920	$1,272	09/27/2007
PowerShares FTSE RAFI Europe Portfolio	$2,990	$1,324	06/25/2007
PowerShares FTSE RAFI Europe Small-Mid Portfolio	$2,792	$2	09/27/2007
PowerShares FTSE RAFI International Real Estate Portfolio	$767	N/A	12/27/2007
PowerShares FTSE RAFI Japan Portfolio	$3,138	$1,359	06/25/2007
PowerShares Global Agriculture Portfolio	$777	N/A	09/16/2008
PowerShares Global Biotech Portfolio	$334	N/A	09/16/2008
PowerShares Global Clean Energy Portfolio	$196,044	$2,004	06/13/2007
PowerShares Global Coal Portfolio	$827	N/A	09/16/2008
PowerShares Global Gold and Precious Metals Portfolio	$752	N/A	09/16/2008
PowerShares Global Nuclear Energy Portfolio	$7,199	N/A	04/01/2008
PowerShares Global Progressive Transportation Portfolio	$939	N/A	09/16/2008
PowerShares Global Steel Portfolio	$11,226	N/A	09/16/2008
PowerShares Global Water Portfolio	$213,630	$33,726	06/13/2007
PowerShares Global Wind Energy Portfolio	$10,129	N/A	06/27/2008
PowerShares International Listed Private Equity Portfolio	$9,111	$16	09/27/2007
PowerShares MENA Frontier Countries Portfolio	$272,648	N/A	07/07/2008

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ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the "Declaration").

The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 38 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, and terminate any series without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable. Each Share of a Fund is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Trust's Declaration of Trust in any respect or authorize the merger or consolidation of the Trust or any Fund into another trust or entity, reorganize the Trust, or any Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any Fund to another entity, or a series or class of another entity, or terminate the Trust or any Fund.

A Fund is not required to hold an annual meeting of shareholders, but the Fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration of Trust.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust's Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

33

The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Trust's Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected and a court determines that the demand was made without reasonable cause or for an improper purpose, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees.

The Declaration further provides that a Fund shall be responsible for payment of attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees that the fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against a Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons. The following tables set forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund's outstanding equity securities as of January 31, 2009:

POWERSHARES DWA DEVELOPED MARKETS TECHNICAL LEADERS PORTFOLIO

Name & Address	% Owned
Citigroup 333 W. 34th Street New York, NY 10001	19.54%
First Clearing 901 E. Byrd Street Richmond, VA 23219	13.99%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	10.70%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	9.33%
Goldman LP 30 Hudson Street Jersey City, NJ 07302	7.10%

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POWERSHARES DWA EMERGING MARKETS TECHNICAL LEADERS PORTFOLIO

Name & Address	% Owned
Citigroup 333 W. 34th Street New York, NY 10001	16.77%
First Clearing 901 E. Byrd Street Richmond, VA 23219	16.68%
National Financial Services 200 Liberty Street New York, NY 10281	8.04%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	7.85%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.97%
JP Morgan Clearing 270 Park Ave New York, NY 10017	6.39%

POWERSHARES DYNAMIC ASIA PACIFIC PORTFOLIO

Name & Address	% Owned
Charles Schwab 211 Main Street San Francisco, CA 94105	13.37%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	10.55%
National Financial Services 200 Liberty Street New York, NY 10281	10.26%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	8.04%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	5.52%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.46%
Goldman Sachs International 30 Hudson Street Jersey City, NJ 07302	5.18%

POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	34.72%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	11.01%

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Name & Address	% Owned
Pershing 1 Pershing Plaza Jersey City, NJ 07399	7.69%
Linsco/Private Ledger Corp. 2810 Coliseum Centre Drive Charlotte, NC 28217	7.57%
First Clearing 901 E. Byrd Street Richmond, VA 23219	5.84%
American Enterprise Investment Services Inc. 70400 Axp Financial Ctr Minneapolis, MN 55474	5.64%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.59%

POWERSHARES DYNAMIC EUROPE PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	21.73%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	13.18%
JP Morgan Clearing 270 Park Ave New York, NY 10017	12.29%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.74%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	7..30%

POWERSHARES EMERGING MARKETS INFRASTRUCTURE PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	14.22%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	11.27%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.16%
Pershing LLC 1Pershing Plaza Jersey City, NJ 07399	8.70%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.60%

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Name & Address	% Owned
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	7.42%
Raymond, James & Associates, Inc. 880 Carilion Parkway St. Petersburg, FL 33716	6.25%

POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO

Name & Address	% Owned
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	26.41%
Charles Schwab 211 Main Street San Francisco, CA 94105	24.17%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.75%

POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN SMALL-MID PORTFOLIO

Name & Address	% Owned
JP Morgan Clearing 270 Park Ave New York, NY 10017	29.73%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.25%
Charles Schwab 211 Main Street San Francisco, CA 94105	8.86%
Brown Brothers Harriman & Co. 525 Washington Ave. Jersey City, NJ 07302	8.78%
A.G. Edwards & Sons, Inc. One North Jefferson St. Louis, MO 63103	6.19%
Pershing 1 Pershing Plaza Jersey City, NJ 07399	5.54%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	5.10%

POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO

Name & Address	% Owned
Charles Schwab Co., Inc. 211 Main Street San Francisco, CA 94105	29.74%
National Financial Services 200 Liberty Street New York, NY 10281	12.68%

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Name & Address	% Owned
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	7.70%
Citigroup 333 W. 34th Street New York, NY 10001	7.14%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.47%

POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	17.40%
National Financial Services 200 Liberty Street New York, NY 10281	12.45%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	8.91%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	7.95%
Pershing 1 Pershing Plaza Jersey City, NJ 07399	7.71%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.61%
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	6.02%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.78%
State Street Bank and Trust Company One Lincoln Street Boston, MA 2111	5.70%

POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO

Name & Address	% Owned
Charles Schwab 211 Main Street San Francisco, CA 94105	20.19%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	14.10%
National Financial Services 200 Liberty Street New York, NY 10281	12.16%

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Name & Address	% Owned
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	5.99%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.08%

POWERSHARES FTSE RAFI EUROPE PORTFOLIO

Name & Address	% Owned
JP Morgan Clearing 270 Park Ave New York, NY 10017	16.73%
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.16%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	10.10%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	9.89%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	9.02%
A.G. Edwards & Sons, Inc. One North Jefferson St. Louis, MO 63103	7.04%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	5.06%

POWERSHARES FTSE RAFI EUROPE SMALL-MID PORTFOLIO

Name & Address	% Owned
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	46.80%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	15.02%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.85%

POWERSHARES FTSE RAFI INTERNATIONAL REAL ESTATE PORTFOLIO

Name & Address	% Owned
National Financial Services 200 Liberty Street New York, NY 10281	24.36%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	17.49%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	13.82%

39

Name & Address	% Owned
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	9.55%
Pershing LLC 1Pershing Plaza Jersey City, NJ 07399	7.33%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.06%

POWERSHARES FTSE RAFI JAPAN PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	23.26%
Goldman Sachs International 30 Hudson Street Jersey City, NJ 07302	12.09%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	9.50%
JP Morgan Clearing 270 Park Ave New York, NY 10017	6.95%
National Financial Services 200 Liberty Street New York, NY 10281	6.80%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.26%
The Bank of New York One Wall Street New York, NY 10286	5.18%

POWERSHARES GLOBAL AGRICULTURE PORTFOLIO

Name & Address	% Owned
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	21.73%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	14.75%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	11.17%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.75%
Pershing LLC 1Pershing Plaza Jersey City, NJ 07399	6.54%

40

POWERSHARES GLOBAL BIOTECH PORTFOLIO

Name & Address	% Owned
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	76.14%

POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	12.97%
National Financial Services 200 Liberty Street New York, NY 10281	9.41%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	8.99%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.39%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.95%
Brown Brothers Harriman & Co. 525 Washington Ave. Jersey City, NJ 07302	6.09%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.18%

POWERSHARES GLOBAL COAL PORTFOLIO

Name & Address	% Owned
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	43.98%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	9.23%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	7.17%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	7.00%
National Financial Services 200 Liberty Street New York, NY 10281	6.65%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	6.53%
Brown Brothers Harriman & Co. 525 Washington Ave. Jersey City, NJ 07302	6.00%

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POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO

Name & Address	% Owned
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	40.68%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	11.96%
National Financial Services 200 Liberty Street New York, NY 10281	9.53%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	6.50%

POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO

Name & Address	% Owned
State Street Bank and Trust Company One Lincoln Street Boston, MA 2111	13.69%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	11.94%
Brown Brothers Harriman & Co. 525 Washington Ave. Jersey City, NJ 07302	9.86%
National Financial Services 200 Liberty Street New York, NY 10281	9.21%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.99%

POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO

Name & Address	% Owned
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	80.90%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	6.75%

POWERSHARES GLOBAL STEEL PORTFOLIO

Name & Address	% Owned
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	65.53%
National Financial Services 200 Liberty Street New York, NY 10281	9.06%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	5.80%

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POWERSHARES GLOBAL WATER PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	11.17%
Bank of America 9 West 57th Street New York, NY 10019	10.08%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	9.62%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.14%
National Financial Services 200 Liberty Street New York, NY 10281	9.96%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.31%
Brown Brothers Harriman & Co. 525 Washington Ave. Jersey City, NJ 07302	5.63%

POWERSHARES GLOBAL WIND ENERGY PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.51%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.62%
Pershing LLC 1Pershing Plaza Jersey City, NJ 07399	7.35%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	7.32%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	6.12%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.03%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	6.01%

POWERSHARES INTERNATIONAL LISTED PRIVATE EQUITY PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	25.61%

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Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	14.27%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	13.06%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	9.22%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	5.91%

POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO

Name & Address	% Owned
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	15.44%
Brown Brothers Harriman & Co. 525 Washington Ave. Jersey City, NJ 07302	15.06%
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	14.80%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	8.54%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.10%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	5.61%

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Book Entry."

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by New York Stock Exchange, Inc. ("NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the

44

records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also is available at no charge, upon request, by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187 or on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds' Form N-Q and Form N-CSR are available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy.

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The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and the Exchanges will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which NYSE is open for business. As of the date of this SAI, NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund (except PowerShares MENA Frontier Countries Portfolio) generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities") per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index ("Fund Securities") and an amount of cash (the "Cash Component") computed as described below. Due to various legal and operational constraints in Middle East and North African frontier countries, the consideration for purchase of Creation Unit Aggregations of PowerShares MENA Frontier Countries Portfolio will be a significant Cash Component and an in-kind component consisting of Deposit Securities not subject to such constraints. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchanges (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of

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each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a "cash in lieu" amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares, but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant" or "AP." Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

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All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP, as applicable, in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an AP that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing procedures applicable to domestic funds ("Domestic Funds") (see "—Placement of Creation Orders Using Clearing Process") or outside the Clearing Process utilizing the procedures applicable to domestic funds. For foreign securities orders, most will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see "—Placement of Creation Orders Outside Clearing Process—Domestic Funds" and "—Placement of Creation Orders Outside Clearing Process—Foreign Funds").

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the

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Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below.)

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for each Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor's behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient to the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

In accordance with each Fund's Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures;

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market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. With respect to PowerShares MENA Frontier Countries Portfolio, a variable Creation Transaction Fee equal to 0.90% of the value of each Creation Unit is applicable to each transaction. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Cleaning Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and Maximum Creation/Redemption Transaction Fee for each Fund are set forth in the chart below.

Fund	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
PowerShares DWA Developed Markets Technical Leaders Portfolio	$1,500	$6,000
PowerShares DWA Emerging Markets Technical Leaders Portfolio	$2,500	$10,000
PowerShares Dynamic Asia Pacific Portfolio	$3,500	$14,000
PowerShares Dynamic Developed International Opportunities Portfolio	$3,000	$12,000
PowerShares Dynamic Europe Portfolio	$2,500	$10,000
PowerShares Emerging Markets Infrastructure Portfolio	$2,300	$9,200
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	$3,500	$14,000
PowerShares FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio	$5,000	$20,000
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$17,500	$70,000
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$23,000	$92,000
PowerShares FTSE RAFI Emerging Markets Portfolio	$9,000	$36,000
PowerShares FTSE RAFI Europe Portfolio	$10,000	$40,000
PowerShares FTSE RAFI Europe Small-Mid Portfolio	$13,000	$52,000
PowerShares FTSE RAFI International Real Estate Portfolio	$2,000	$8,000
PowerShares FTSE RAFI Japan Portfolio	$4,500	$18,000
PowerShares Global Agriculture Portfolio	$2,300	$9,200
PowerShares Global Biotech Portfolio	$500	$2,000
PowerShares Global Clean Energy Portfolio	$1,500	$6,000
PowerShares Global Coal Portfolio	$1,000	$4,000
PowerShares Global Gold and Precious Metals Portfolio	$1,000	$4,000
PowerShares Global Nuclear Energy Portfolio	$750	$3,000
PowerShares Global Progressive Transportation Portfolio	$900	$3,600
PowerShares Global Steel Portfolio	$2,500	$10,000
PowerShares Global Water Portfolio	$1,000	$4,000

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Fund	Standard Creation/ Redemption Transaction Fee		Maximum Creation/ Redemption Transaction Fee
PowerShares Global Wind Energy Portfolio	$500		$2,000
PowerShares International Listed Private Equity Portfolio	$750		$3,000
PowerShares MENA Frontier Countries Portfolio	$6,500	*	$26,000	*

*  With respect to PowerShares MENA Frontier Countries Portfolio, a variable Creation Transaction Fee equal to 0.90% of the value of each Creation Unit is applicable to each transaction in addition to the variable fee discussed above.

Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the relevant Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, as is the case for PowerShares MENA Frontier Countries Portfolio, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed above. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified, as is the case for PowerShares MENA Frontier Countries Portfolio) for a Fund may be imposed. With respect to PowerShares MENA Frontier Countries Portfolio, an additional variable Redemption Transaction Fee equal to 0.90% of the value of each Creation Unit is applicable to each transaction. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received

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by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern time, for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming investors generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See "Regular Holidays" for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or AP acting on behalf of such Beneficial Owner, when taking delivery of shares of Fund Securities upon redemption of shares of the Funds must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In accordance with the relevant AP's agreement, in the event that the AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing shares as soon as possible. Such undertaking shall be secured by the AP to deliver the missing shares as soon as possible. Such understanding shall be secured by the AP's delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 115% of the value of the missing shares, which the Investment Adviser may change from time to time.

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The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP. The AP's agreement will permit the Trust, on behalf of the relevant Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation, may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which NYSE is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption

53

settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2009 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

ARGENTINA:
Jan 1	May 1	Aug 17	Dec 24

Apr 6	May 25	Oct 12	Dec 25

Apr 9	Jun 15	Nov 6	Dec 31

Apr 10	Jul 9	Dec 8

AUSTRALIA:
Jan 1	Apr 13	Jun 8	Nov 3

Jan 26	Apr 27	Aug 3	Dec 25

Mar 2	May 4	Aug 12	Dec 28

Mar 9	May 18	Sep 28

Apr 10	Jun 1	Oct 5

AUSTRIA:
Jan 1	May 1	Oct 26	Dec 31

Jan 6	May 21	Dec 8

Apr 10	Jun 1	Dec 24

Apr 13	Jun 11	Dec 25

BAHRAIN:
Jan 1	Sep 20	Dec 16

Jan 5	Sep 21	Dec 18

Jan 6	Sep 22

Mar 8	Nov 29

BELGIUM:
Jan 1	May 1	Jun 1	Nov 11

Apr 10	May 21	Jul 21	Dec 25

Apr 13	May 22	Nov 2

BRAZIL:
Jan 1	Apr 10	Jul 9	Nov 20

Jan 20	Apr 21	Sep 7	Dec 24

Feb 23	May 1	Oct 12	Dec 25

Feb 24	Jun 11	Nov 2	Dec 31

CANADA:
Jan 1	May 18	Sep 7	Dec 28

Jan 2	Jun 24	Oct 12

Feb 16	Jul 1	Nov 11

Apr 10	Aug 3	Dec 25

54

CHILE:
Jan 1	Jun 8	Dec 8

Apr 10	Jun 29	Dec 25

May 1	Sep 18	Dec 31

May 21	Oct 12

CHINA:
Jan 1	Feb 3	May 7	Oct 6

Jan 19	Feb 16	May 25	Oct 7

Jan 26	May 1	Sept 7	Oct 12

Jan 27	May 2	Oct 1	Nov 11

Jan 28	May 3	Oct 2	Nov 26

Jan 29	May 4	Oct 3	Dec 25

Jan 30	May 5	Oct 4

Feb 2	May 6	Oct 5

DENMARK:
Jan 1	May 8	Dec 24

Apr 9	May 21	Dec 25

Apr 10	Jun 1	Dec 31

Apr 13	Jun 5

EGYPT:
Jan 1	Apr 27	Jul 23	Dec 7

Jan 7	Apr 28	Oct 1	Dec 8

Jan 10	May 1	Oct 2	Dec 9

Mar 20	Jul 1	Oct 6	Dec 29

FINLAND:
Jan 1	May 1	Dec 25

Jan 6	May 21	Dec 31

Apr 10	Jun 19

Apr 13	Dec 24

FRANCE:
Jan 1	May 8	Dec 25

Apr 10	May 21

Apr 13	Jul 14

May 1	Nov 11

GERMANY:
Jan 1	Apr 13	Jun 11

Jan 6	May 1	Dec 24

Feb 23	May 21	Dec 25

Apr 10	Jun 1	Dec 31

GREECE:
Jan 1	Apr 10	May 1

Jan 6	Apr 13	Jun 8

Mar 2	Apr 17	Oct 28

Mar 25	Apr 20	Dec 25

HONG KONG:
Jan 1	Apr 13	Oct 26

Jan 26	May 1	Dec 24

Jan 27	May 28	Dec 25

Jan 28	Jul 1	Dec 31

Apr 10	Oct 1

55

INDONESIA:
Jan 1	May 21	Sep 23

Jan 2	Jul 20	Nov 27

Jan 26	Aug 17	Dec 18

Mar 9	Sep 18	Dec 24

Mar 26	Sep 21	Dec 25

Apr 10	Sep 22	Dec 31

IRELAND:
Jan 1	May 1	Oct 26	Dec 29

Mar 17	May 4	Dec 24

Apr 10	Jun 1	Dec 25

Apr 13	Aug 3	Dec 28

ITALY:
Jan 1	May 1	Dec 24

Jan 6	Jun 2	Dec 25

Apr 10	Jun 29	Dec 31

Apr 13	Dec 8

JAPAN:
Jan 1	Apr 29	Sep 22	Dec 23

Jan 2	May 4	Sep 23	Dec 31

Jan 12	May 5	Oct 12

Feb 11	Jul 20	Nov 3

Mar 20	Sep 21	Nov 23

JORDAN:
Jan 1	Apr 30	Sep 20-24	Nov 30

Jan 29	May 25	Nov 26	Dec 31

Mar 9	Jul 20	Nov 29

KUWAIT:
Jan 1	Sep 21	Dec 1

Jan 4	Sep 22

Feb 25	Sep 23

Mar 9	Nov 29

Jul 20	Nov 30

LEBANON:
Jan. 1	Apr. 10	Nov. 27

Jan. 6	Apr. 17	Dec. 18

Feb. 9	May 1	Dec. 25

Mar. 9	Sept. 21

LUXEMBOURG:
Jan 1	May 1	Aug 15	Dec 26

Feb 4	May 12	Nov 1

Mar 24	Jun 23	Dec 25

MALAYSIA:
Jan 1	Mar 9	Jun 6	Oct 17

Jan 26	May 1	Aug 31	Nov 27

Jan 27	May 9	Sep 21	Dec 18

Feb 2	Jun 1	Sep 22	Dec 25

MEXICO:
Jan 1	Apr 9	Nov 2

Feb 2	Apr 10	Nov 16

Feb 5	May 1	Nov 20

Mar 16	Sep 16	Dec 25

56

MOROCCO:
Jan 1	Aug 14	Nov 27

Mar 10	Aug 20-21	Dec 18

Mar 11	Sep 21-22

May 1	Nov 6

Jul 30	Nov 18

NETHERLANDS:
Jan 1	May 1

Apr 10	May 21

Apr 13	Jun 1

Apr 30	Dec 25

NEW ZEALAND:
Jan 1	Feb 6	Oct 26

Jan 2	Apr 10	Dec 25

Jan 19	Apr 13	Dec 28

Jan 26	Jun 1

NORWAY:
Jan 1	May 1	Dec 25

Apr 9	May 21	Dec 31

Apr 10	Jun 1

Apr 13	Dec 24

OMAN:
Jan. 1	Sept. 20	Nov. 19	Dec.10

Mar. 9	Sept. 21	Nov. 29

July 20	Sept. 22	Nov. 30

July 23	Nov. 18	Dec. 1

PHILIPPINES:
Jan 1	May 1	Nov 2	Dec 30

Feb 25	Jun 12	Nov 30	Dec 31

Apr 9	Aug 21	Dec 24

Apr 10	Sep 21	Dec 25

PORTUGAL:
Jan 1	May 1	Dec 1

Feb 24	Jun 10	Dec 8

Apr 10	Jun 11	Dec 24

Apr 13	Oct 5	Dec 25

QATAR:
Jan 1	Dec 2

Sep 20	Dec 3

Sep 22

Dec 1

SINGAPORE:
Jan l	May 1	Oct 17

Jan 26	May 9	Nov 27

Jan 27	Aug 10	Dec 25

Apr 10	Sep 21

SOUTH AFRICA:
Jan 1	May 1	Dec 16

Apr 10	Jun 16	Dec 25

Apr 13	Aug 10

Apr 27	Sep 24

57

SOUTH KOREA:
Jan 1	May 1	Oct 2

Jan 26	May 5	Dec 25

Jan 27	Jul 17	Dec 31

SPAIN:
Jan 1	Apr 10	Oct 12	Dec 25

Jan 6	Apr 13	Nov 2

Mar 19	May 1	Nov 9

Apr 9	May 15	Dec 8

SWEDEN:
Jan 1	May 1	Dec 25

Jan 6	May 21	Dec 31

Apr 10	Jun 19

Apr 13	Dec 24

SWITZERLAND:
Jan 1	Apr 10	Jun 1	Dec 8

Jan 2	Apr 13	Jun 11	Dec 24

Jan 6	May 1	Jun 29	Dec 25

Mar 19	May 21	Sep 10	Dec 31

TAIWAN:
Jan l	Jan 26	Jan 29

Jan 22	Jan 27	May 1

Jan 23	Jan 28	May 28

THAILAND:
Jan 1	Apr 13	May 5	Aug 12	Dec 31

Jan 2	Apr 14	May 11	Oct 23

Feb 9	Apr 15	Jul 1	Dec 7

Apr 6	May 1	Jul 8	Dec 10

UNITED ARAB EMIRATES:
Jan 1	Dec 2

Mar 8	Dec 17

Jul 19

Sep 20

Sep 21

UNITED KINGDOM:
Jan 1	May 4	Dec 25

Apr 10	May 25	Dec 26

Apr 13	Aug 31

UNITED STATES:
Jan 1	Jul 3	Dec 1

Jan 19	Sep 7

Feb 16	Oct 12

Apr 10	Nov 11

May 25	Nov 26

VENEZUELA:
Jan 1	Apr 9-10	Jun 24	Dec 7

Jan 5	May 1	Jun 29	Dec 25

Feb 23-24	May 25	Jul 24

Mar 19	Jun 15	Oct 12

58

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2009*

	Beginning of Settlement Period	End of Settlement Period	Days in Settlement Period
Abu Dhabi	09/16/09	09/24/09	8
	09/17/09	09/25/09	8
Argentina	04/03/09	04/11/09	8
	04/04/09	04/12/09	8
	04/05/09	04/13/09	8
China	01/21/09	02/02/09	12
	01/22/09	02/03/09	12
	01/23/09	02/04/09	12
	09/23/09	10/06/09	13
	09/24/09	10/07/09	13
	09/25/09	10/08/09	13
Denmark	04/06/09	04/14/09	8
	04/07/09	04/15/09	8
	04/08/09	04/16/09	8
Dubai	09/16/09	09/24/09	8
	09/17/09	09/25/09	8
Indonesia	09/15/09	09/24/09	9
	09/16/09	09/25/09	9
	09/17/09	09/28/09	11
Israel	04/02/09	04/13/09	11
	04/06/09	04/16/09	10
	04/07/09	04/20/09	13
	04/13/09	04/21/09	8
Japan	04/28/09	05/07/09	9
	04/30/09	05/08/09	8
	05/01/09	05/11/09	10
	09/16/09	09/24/09	8
	09/17/09	09/25/09	8
	09/18/09	09/28/09	10
Norway	04/06/09	04/14/09	8
	04/07/09	04/15/09	8
	04/08/09	04/16/09	8
Oman	07/16/09	07/27/09	11
	09/15/09	09/28/09	13
	09/16/09	09/29/09	13
	09/17/09	09/30/03	13
Philippines	12/23/09	01/04/10	12
	12/28/09	01/05/10	8
	12/29/09	01/06/09	8
Qatar	09/15/09	09/24/09	9
	09/16/09	09/25/09	9
	09/17/09	09/28/09	11
	11/25/09	12/03/09	8
Russia**	12/29/09	01/11/10	13
	12/30/09	01/12/10	13
	12/21/09	01/13/10	13
Taiwan	01/23/09	02/02/09	10

*  Holidays are subject to change without further notice.

**  Assume likely 2010 holiday based on prior year. Settlement cycle in Russia is negotiated on a deal by deal basis. Above data reflects a hypothetical T+3 cycle.

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TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Internal Revenue Code, a Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Certain of the Funds may make investments that are subject to special U.S. federal income tax rules, such as investments in repurchase agreements, convertible securities, structured notes and swaps, options, futures contracts and non-U.S. corporations classified as "passive foreign investment companies" ("PFICs"). Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by a Fund.

Distributions from a Fund's net investment income, inlcluding any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares.

Dividends declared by a Fund in October, November or December and paid to shareholders of record of such months during the following January will be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

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If, for any calendar year, the total distributions made exceed a Fund's current and accumulated earnings and profits, the excess will, for U.S. federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax-free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to U.S. federal net income taxation at regular income tax rates. With respect to taxable years beginning before January 1, 2010, dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund a "short-term capital gain dividends" or "interest-related dividends" will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Certain of the Funds' investments may be classified as PFICs for U.S. federal income tax purposes, and it is expected that a significant portion of the investments by PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares International Listed Private Equity Portfolio will be classified as PFICs. The Funds generally intend to elect to "mark-to-market" these investments at the end of each taxable year. By making this election, the Funds will recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value. Gains realized with respect to a disposition of a PFIC that the Funds have elected to mark-to-market will be ordinary income. By making the mark-to-market election, the Funds may be required to recognize income in excess of the distributions that they receive from their investments. Accordingly, the Funds may need to borrow money or dispose of some of their investments in order to meet their distribution requirements. If the Funds do not make the "mark-to-market" election with respect to an investment in a PFIC, the Funds could become subject to U.S. federal income tax with respect to certain distributions from, and gain on the dispositions of, the PFIC which cannot be avoided by distributing such amounts to the Funds' shareholders.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor

61

must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. A Fund may also be subject to foreign income taxes with respect to other income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may be subject to certain taxes imposed by the foreign country or countries in which it invests with respect to dividends, capital gains and interest income. Under the Internal Revenue Code, if more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. Each Fund expects to qualify for and may make this election. For any year that a Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing their taxable income or to use it as a foreign tax credit against U.S. income taxes, if any. Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from the Fund's election to "pass-through" amounts of foreign taxes paid by a Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether, pursuant to the election described above, any foreign taxes paid by a Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder's portion of the foreign taxes paid to such country and (ii) the portion of the Fund's dividends and distributions that represents income derived from sources within such country. The amount of foreign taxes that may be credited against a shareholder's U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder's U.S. federal income tax rate multiplied by its foreign source taxable income. For this purpose, a Fund's gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources. In addition, this limitation must be applied separately to certain categories of foreign source income. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund. A shareholder's ability to claim a credit for foreign taxes paid by a Fund may also be limited by applicable holding period requirements.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified

62

publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders, at least annually, any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

BONY calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for a Fund will be calculated and disseminated daily.

The approximate value of Shares of a Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component, will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Underlying Index will not be calculated and disseminated intra day. The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund's portfolio securities is based on the securities' closing price on local markets when available. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust's valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including, but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. In addition, each Fund currently expects that it will fair value foreign equity securities held by the Fund each day the Fund calculates its NAV. Accordingly, a Fund's NAV is expected to reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect a Fund's ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Dividends, Distributions and Taxes."

63

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for each Fund, except PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio, which are declared and paid annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. Pricewaterhouse Coopers LLP audits the Funds' financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust's Annual Report to shareholders with respect to the Funds for the fiscal year ended October 31, 2008 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 800.983.0903 during normal business hours.

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APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

2008 PROXY VOTING POLICY - OVERVIEW

For those ETFs which Invesco PowerShares Capital Management LLC ("Invesco PowerShares") has explicit or implicit authority to vote proxies, Invesco PowerShares:

1)  applies its proxy voting policies consistently;

2)  documents the reasons for voting; and

3)  maintains records of voting activities for clients and regulating authorities;

4)  monitors voting activity for potential conflicts of interest.

Proxy Voting

In order to facilitate this proxy voting process, Invesco PowerShares has retained Glass Lewis & Co., to assist the firm with in-depth proxy research and has retained Broadridge to vote execution and the recordkeeping necessary for tracking proxy voting for the appropriate client account. Invesco PowerShares votes according to Glass Lewis & Co. voting recommendations to the extent that there is not a material conflict of interest. Glass Lewis & Co., specializes in providing a variety of fiduciary-level services related to proxy voting. Glass Lewis & Co Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season is available upon request. To request a copy please call Invesco PowerShares at 800.983.0903.

Procedures for Addressing Material Conflicts of Interest

Example of potential conflicts of interest includes situations where the Adviser or an affiliate, or personnel of either entity:

1.  Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast.

2.  Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, the Adviser will resolve such a conflict in the manner described below.

The adviser shall periodically review the proxy voting record to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees on the other hand (a potential conflict). The adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interest of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed Glass Lewis's proxy voting policies, or (ii) the Adviser may engage an independent third-party to determine how the proxy should be voted. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may

A-1

exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior managers actually knew or reasonably should have know of the potential conflict.

Share blocking

The Adviser may choose not to vote proxies in certain situations or for certain accounts, either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, the adviser must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, the Adviser will not vote those proxies in the absence of an unusual significant vote.

Special Policy

With respect to PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Lux Nanotech Portfolio, the Adviser will vote proxies in accordance with Sections 12(d)(1)(E) and 12(d)(1)(F), which requires that the Adviser vote the shares in the portfolio of the PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Lux Nanotech Portfolio in the same proportion as the vote of all other holders of such security.

A-2

PowerShares Exchange-Traded
Fund Trust II

PowerShares 1-30 Laddered Treasury Portfolio – PLW

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio – PAO

PowerShares Autonomic Balanced NFA Global Asset Portfolio – PCA

PowerShares Autonomic Growth NFA Global Asset Portfolio – PTO

PowerShares Emerging Markets Sovereign Debt Portfolio – PCY

PowerShares High Yield Corporate Bond Portfolio – PHB

PowerShares Insured California Municipal Bond Portfolio – PWZ

PowerShares Insured National Municipal Bond Portfolio – PZA

PowerShares Insured New York Municipal Bond Portfolio – PZT

PowerShares Preferred Portfolio – PGX

PowerShares VRDO Tax-Free Weekly Portfolio – PVI

PowerShares Exchange-Traded Fund Trust II (the "Trust") is a registered investment company that currently consists of 38 separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to the eleven funds of the Trust listed on the cover page (each a "Fund" and, together, the "Funds").

The Funds' shares (the "Shares") are listed on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"). The market prices for the Shares may be different from their net asset value ("NAV"). Each Fund issues and redeems Shares only in large blocks consisting of 50,000 Shares, except for PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares High Yield Corporate Bond Portfolio which issue and redeem Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units of each Fund (except PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio) are issued and redeemed principally in-kind for securities included in a specified index. Creation Units of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio generally are issued in exchange for cash and redeemed principally in-kind.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated February 27, 2009

NOT FEDERAL DEPOSIT INSURANCE
CORPORATION ("FDIC") INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

Table of Contents

4	Introduction – PowerShares Exchange-Traded Fund Trust II

4	Who Should Invest in the Fund

4	Tax Advantaged Product Structure

5	PowerShares 1-30 Laddered Treasury Portfolio

11	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

16	PowerShares Autonomic Balanced NFA Global Asset Portfolio

20	PowerShares Autonomic Growth NFA Global Asset Portfolio

24	PowerShares Emerging Markets Sovereign Debt Portfolio

33	PowerShares High Yield Corporate Bond Portfolio

41	PowerShares Insured California Municipal Bond Portfolio

49	PowerShares Insured National Municipal Bond Portfolio

57	PowerShares Insured New York Municipal Bond Portfolio

65	PowerShares Preferred Portfolio

72	PowerShares VRDO Tax-Free Weekly Portfolio

80	Underlying ETFs

86	Risks of Underlying ETFs

92	Additional Investment Strategies

93	Additional Risks

95	Portfolio Holdings

95	Management of the Funds

97	How to Buy and Sell Shares

98	Frequent Purchases and Redemptions of Fund Shares

99	Creations, Redemptions and Transaction Fees

101	Dividends, Distributions and Taxes

105	Distributor

105	Net Asset Value

106	Fund Service Providers

107	Financial Highlights

119	Index Providers

120	Disclaimers

135	Premium/Discount Information

141	Total Return Information

144	Other Information

3

Introduction

PowerShares Exchange-Traded Fund Trust II

The Trust is an investment company consisting of 38 separate exchange-traded "index funds." The investment objective of each of the funds of the Trust is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. Invesco PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Funds.

The Funds' Shares are listed and traded on the Exchange. The market prices for the Shares may be different from their NAV. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units of each Fund (except PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio) are issued and redeemed principally in-kind for securities included in a specified index. Creation Units of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio generally are issued in exchange for cash and redeemed principally in-kind. Except when aggregated in Creation Units, the Shares of the Funds are not redeemable securities of the Funds.

Who Should Invest in the Fund

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of securities in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument. The PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio intend to pay income that is exempt from Federal income taxes and the Federal alternative minimum tax ("AMT").

Tax Advantaged Product Structure

Unlike interests in conventional mutual funds, which are typically only bought and sold at closing NAVs, the Funds' Shares are traded throughout the day on a national securities exchange. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed in Creation Units at each day's next calculated NAV. Redemptions are generally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

4

PowerShares
1-30 Laddered Treasury
Portfolio

Ticker: PLW Intraday NAV Ticker: PLW.IV	CUSIP: 73936T524 Underlying Index: Ryan/Mergent 1-30 Year Treasury Laddered Index (Ticker: MRTSYA)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Ryan/Mergent 1-30 Year Treasury Laddered Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in U.S. Treasury securities. The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is a benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 30 distinct annual maturities. The Underlying Index seeks to maintain a continuous maturity laddered portfolio of securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. However, if securities with a desired maturity date are not available, a six-month deviation is allowed. Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected. No Treasury inflation-protected securities, bills or zero-coupon securities are allowed. Securities included in the Underlying Index are selected by Mergent, Inc., ALM Research Solutions, LLC ("ALM") and Ryan Holdings, LLC ("Ryan") (collectively, "Ryan/Mergent" or the "Index Provider"). As of December 31, 2008, the Underlying Index included 26 securities. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index

5

or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index is an equally weighted index that tracks the performance of a selected basket of U.S. Treasury-auctioned issues with fixed coupon rates which track the performance of the U.S. Treasury yield curve based on approximately 30 distinct annual maturities.

Index Construction

The Underlying Index is an equally weighted index of approximately 30 distinct issues with annual maturities from one to 30 years. A February maturity is selected for each annual maturity. If more than one February issue is available, the most liquid issue will be selected based upon market conditions. If no February maturity exists, then the most liquid issue closest to that February maturity will be selected with a maximum deviation of six months. Currently, there are no bonds for the years 2032 through 2035. The Underlying Index will overweight the issues in 2031 and 2036 to create average 2032, 2033, 2034 and 2035 maturities. In time, as new U.S. Treasury auctions produce bonds for those four years, they will be entered into the Underlying Index and reduce the overweighting in years 2031 and 2036. With that exception, all other issues will be equally weighted. As a bond matures, its proceeds will be reinvested in a 30-year maturity bond so that there will be a continuous maturity "laddered" portfolio of approximately 30 securities.

The Underlying Index began operations on February 28, 2006. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Fixed-Income Securities Risk

Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government.

6

Market Risk

The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the fixed-income securities owned by the Fund would adversely affect the trading price of the Fund's Shares. This "market risk" is usually greater among fixed-income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions.

Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

7

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
16.35% (4th Quarter 2008)	(2.35)% (2nd Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

8

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares 1-30 Laddered Treasury Portfolio (return before taxes)	21.87%	23.06%
PowerShares 1-30 Laddered Treasury Portfolio (return after taxes on distributions)	20.27%	21.40%
PowerShares 1-30 Laddered Treasury Portfolio (return after taxes on distributions and sale of Fund Shares)	14.06%	18.58%
Barclays Capital Aggregate Treasury Index (reflects no deduction for fees, expenses or taxes)	13.74%	15.00%
Ryan/Mergent 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes)	22.34%	23.49%

*  Fund Inception: October 11, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Barclays Capital Aggregate Treasury Index is an unmanaged index of U.S. Treasury securities.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses (1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.25%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.25%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example

9

also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$26	$80	$141	$318

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $4,199, $11,061, $18,590 and $40,773 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC"), if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

10

PowerShares
Autonomic Balanced Growth NFA Global Asset Portfolio

Ticker: PAO Intraday NAV Ticker: PAO.IV	CUSIP: 73936Q450 Underlying Index: New Frontier Global Dynamic Balanced Growth IndexTM (Ticker: NFABG)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Balanced Growth IndexTM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities of funds included in the Underlying Index. The Fund is a "fund of funds," as it invests its assets in the securities of funds included in the Underlying Index, which includes underlying funds rather than individual securities. The funds included in the Underlying Index are exchange-traded funds ("ETFs") advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities (collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by New Frontier Advisors, LLC ("New Frontier Advisors" or the "Index Provider"). The Index Provider is based in Massachusetts with an extensive background in quantitative research, consulting and management. The Index Provider uses a proprietary methodology to select Underlying ETFs covering a combination of asset classes designed to maximize long-term returns for a given level of risk. The Underlying Index utilizes the Index Provider's proprietary and patented Resampled EfficiencyTM optimization process to create an optimal combination of Underlying ETFs to maximize long-term returns based on a growth risk profile targeting approximately 75% equities and 25% fixed-income. The 75% equity target consists of Underlying ETFs whose underlying securities are U.S. equities, non-U.S. equities and real estate investment trusts ("REITs"). The 25% fixed-income target consists of Underlying ETFs whose underlying securities are fixed-income instruments. For purposes of determining the 75% equity and 25% fixed-income targets, the Index Provider may classify Underlying ETFs that invest in commodities, futures and currency as either fixed-income or equities depending on the risk and return characteristics of the Underlying ETF. As of December 31, 2008, the Underlying Index included 31 Underlying ETFs.

11

The Underlying Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets to ensure that the 75/25 equity to fixed-income risk target is met. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in the Underlying ETFs comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those Underlying ETFs in those weightings. In those circumstances, the Fund may purchase a sample of Underlying ETFs in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index includes Underlying ETFs selected pursuant to a proprietary methodology of New Frontier Advisors designed to identify Underlying ETFs covering a combination of asset classes expected to maximize long-term returns for a risk profile targeting approximately 75% equities and 25% fixed-income.

Index Construction

The Underlying Index includes Underlying ETFs of various asset classes and their corresponding weightings by using New Frontier Advisors' proprietary and patented Resampled EfficiencyTM optimization process. The Resampled EfficiencyTM optimization process seeks to create an optimal combination of Underlying ETFs that meet the 75/25 equity to fixed-income risk target and to monitor the Underlying Index on a regular basis to maintain such risk target, while seeking to maximize long-term returns for the given level of risk. The Resampled EfficiencyTM optimization process selects Underlying ETFs based upon inputs of expected return, standard deviation and correlation. The Underlying Index rebalances quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the risk target is met. The Underlying Index is modified capitalization weighted once the weights are established after each rebalance.

The Underlying Index began operations on January 1, 2008. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Fund of Funds Risk

The Fund pursues its investment objective by investing its assets in the Underlying ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund's investment performance, because it is a fund of funds, depends on the

12

investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees of the Underlying ETFs in which it invests. There is a risk that the Index Provider's evaluations and assumptions regarding the broad asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain of the segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of favor and underperform other segments.

Underlying ETFs Risk

Investment in the Underlying ETFs may subject the Fund to the following risks: Market Risk; Market Trading Risk; Non-Correlation Risk; Replication Management Risk; Equity Securities Risk; Fixed-Income Securities Risk; Zero Coupon Securities Risk; Mortgage-Backed Securities Risk; Small and Medium Capitalization Company Risk; Large Capitalization Company Risk; Micro Capitalization Company Risk; Value Investing Style Risk; Growth Style Investing Risk; Foreign Securities Risk; Developing Market Securities Risk; Emerging Markets Securities Risk; Call Risk; Sovereign Debt Risk; Emerging Markets Sovereign Debt Risk; Derivatives Risk; Liquidity Risk; Valuation Risk; Real Estate Securities Risk; and Commodities Risk. See "Risks of Underlying ETFs."

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on May 16, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.25%
Other Expenses(3)	0.00%
Acquired Funds Fees and Expenses(4)(5)	0.54%
Total Annual Fund Operating Expenses	0.79%

13

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$81	$252

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The expenses listed in the table, including the Acquired Funds Fees and Expenses, are estimates for the fiscal year ending October 31, 2009.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

(4)  The Fund indirectly bears the management fee of the Underlying ETFs in which the Fund invests. The Adviser serves as the investment adviser to some of the Underlying ETFs which comprise the Underlying Index. By virtue of the Fund's investment in the Underlying ETFs, the management fee paid to the Adviser will increase. In addition, certain affiliates of the Adviser may receive increased marketing fees due to the Fund's investment in certain Underlying ETFs. The marketing fees are not an expense of the Fund.

(5)  "Acquired Fund fees and expenses" reflect the Acquired Funds' total annual operating fees and expenses and set forth the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The actual Acquired Fund expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Acquired Funds for each Acquired Fund's most recent fiscal period. Some Acquired Funds may have expense limitations or waivers that reduce total expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $750,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $7,050 if the Creation Unit is redeemed after one year, and $19,924 if the Creation Unit is redeemed after three years.

14

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

15

PowerShares
Autonomic Balanced NFA
Global Asset Portfolio

Ticker: PTO Intraday NAV Ticker: PTO.IV	CUSIP: 73936Q504 Underlying Index: New Frontier Global Dynamic Balanced IndexTM (Ticker: NFABI)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Balanced IndexTM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the Underlying Index. The Fund is a "fund of funds," as it invests its assets in the securities of funds included in the Underlying Index, which includes underlying funds rather than individual securities. The funds included in the Underlying Index are ETFs advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities (collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by New Frontier Advisors (the "Index Provider"). The Index Provider is based in Massachusetts with an extensive background in quantitative research, consulting and management. The Index Provider uses a proprietary methodology to select Underlying ETFs covering a combination of asset classes designed to maximize long-term returns for a given level of risk. The Underlying Index utilizes the Index Provider's proprietary and patented Resampled Efficiency(TM) optimization process to create an optimal combination of Underlying ETFs to maximize long-term returns based on a growth risk profile targeting approximately 60% equities and 40% fixed-income. The 60% equity target consists of Underlying ETFs whose underlying securities are U.S. equities, non-U.S. equities and REITs. The 40% fixed-income target consists of Underlying ETFs whose underlying securities are fixed-income instruments. For purposes of determining the 60% equity and 40% fixed-income targets, the Index Provider may classify Underlying ETFs that invest in commodities, futures and currency as either fixed-income or equities depending on the risk and return characteristics of the Underlying ETF. As of December 31, 2008, the Underlying Index included 30 Underlying ETFs.

The Underlying Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets to ensure that the 60/40 equity to fixed-income

16

risk target is met. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those Underlying ETFs in those weightings. In those circumstances, the Fund may purchase a sample of Underlying ETFs in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another Underlying ETFs in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index includes Underlying ETFs selected pursuant to a proprietary methodology of New Frontier Advisors designed to identify Underlying ETFs covering a combination of asset classes expected to maximize long-term returns for a risk profile targeting approximately 60% equities and 40% fixed-income.

Index Construction

The Underlying Index includes Underlying ETFs of various asset classes and their corresponding weightings by using New Frontier Advisors' proprietary and patented Resampled EfficiencyTM optimization process. The Resampled EfficiencyTM optimization process seeks to create an optimal combination of Underlying ETFs that meet the 60/40 equity to fixed-income risk target and to monitor the Underlying Index on a regular basis to maintain such risk target, while seeking to maximize long-term returns for the given level of risk. The Resampled EfficiencyTM optimization process selects Underlying ETFs based upon inputs of expected return, standard deviation and correlation. The Underlying Index rebalances quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the risk target is met. The Underlying Index is modified capitalization weighted once the weights are established after each rebalance.

The Underlying Index began operations on January 1, 2008. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Fund of Funds Risk

The Fund pursues its investment objective by investing its assets in the Underlying ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund's investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise

17

the Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees of the Underlying ETFs in which it invests. There is a risk that the Index Provider's evaluations and assumptions regarding the broad asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain of the segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of favor and underperform other segments.

Underlying ETFs Risk

Investment in the Underlying ETFs may subject the Fund to the following risks: Market Risk; Market Trading Risk; Non-Correlation Risk; Replication Management Risk; Equity Securities Risk; Fixed-Income Securities Risk; Zero Coupon Securities Risk; Mortgage-Backed Securities Risk; Small and Medium Capitalization Company Risk; Large Capitalization Company Risk; Micro Capitalization Company Risk; Value Investing Style Risk; Growth Style Investing Risk; Foreign Securities Risk; Developing Market Securities Risk; Emerging Markets Securities Risk; Call Risk; Sovereign Debt Risk; Emerging Markets Sovereign Debt Risk; Derivatives Risk; Liquidity Risk; Valuation Risk; Real Estate Securities Risk; and Commodities Risk. See "Risks of Underlying ETFs."

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on May 16, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.25%
Other Expenses(3)	0.00%
Acquired Funds Fees and Expenses(4)(5)	0.48%
Total Annual Fund Operating Expenses	0.73%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

18

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$75	$233

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The expenses listed in the table, including the Acquired Funds Fees and Expenses, are estimates for the fiscal year ending October 31, 2009.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

(4)  The Fund indirectly bears the management fee of the Underlying ETFs in which the Fund invests. The Adviser serves as the investment adviser to some of the Underlying ETFs which comprise the Underlying Index. By virtue of the Fund's investment in the Underlying ETFs, the management fee paid to the Adviser will increase. In addition, certain affiliates of the Adviser may receive increased marketing fees due to the Fund's investment in certain Underlying ETFs. The marketing fees are not an expense of the Fund.

(5)  "Acquired Fund fees and expenses" reflect the Acquired Funds' total annual operating fees and expenses and set forth the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The actual Acquired Fund expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Acquired Funds for each Acquired Fund's most recent fiscal period. Some Acquired Funds may have expense limitations or waivers that reduce total expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $750,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $6,592 if the Creation Unit is redeemed after one year, and $18,502 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

19

PowerShares
Autonomic Growth NFA
Global Asset Portfolio

Ticker: PTO Intraday NAV Ticker: PTO.IV	CUSIP: 73936Q306 Underlying Index: New Frontier Global Dynamic Growth IndexTM (Ticker: NFAGI)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Growth IndexTM (the "Underlying Index").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Index. The Fund will normally invest at least 90% of its total assets in securities of funds included in the Underlying Index. The Fund is a "fund of funds," as it invests its assets in the securities of funds included in the Underlying Index, which includes underlying funds rather than individual securities. The funds included in the Underlying Index are ETFs advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities (collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by New Frontier Advisors (the "Index Provider"). The Index Provider is based in Massachusetts with an extensive background in quantitative research, consulting and management. The Index Provider uses a proprietary methodology to select Underlying ETFs covering a combination of asset classes designed to maximize long-term returns for a given level of risk. The Underlying Index utilizes the Index Provider's proprietary and patented Resampled EfficiencyTM optimization process to create an optimal combination of Underlying ETFs to maximize long-term returns based on a growth risk profile targeting approximately 90% equities and 10% fixed-income. The 90% equity target consists of Underlying ETFs whose underlying securities are U.S. equities, non-U.S. equities and REITs. The 10% fixed-income target consists of Underlying ETFs whose underlying securities are fixed-income instruments. For purposes of determining the 90% equity and 10% fixed-income targets, the Index Provider may classify Underlying ETFs that invest in commodities, futures and currency as either fixed-income or equities depending on the risk and return characteristics of the Underlying ETF. As of December 31, 2008, the Underlying Index included 31 Underlying ETFs.

The Underlying Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets to ensure that the 90/10 equity to fixed-income

20

risk target is met. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in the Underlying ETFs comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those Underlying ETFs in those weightings. In those circumstances, the Fund may purchase a sample of Underlying ETFs in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index includes Underlying ETFs selected pursuant to a proprietary methodology of New Frontier Advisors designed to identify Underlying ETFs covering a combination of asset classes expected to maximize long-term returns for a risk profile targeting approximately 90% equities and 10% fixed-income.

Index Construction

The Underlying Index includes Underlying ETFs of various asset classes and their corresponding weightings by using New Frontier Advisors' proprietary and patented Resampled EfficiencyTM optimization process. The Resampled EfficiencyTM optimization process seeks to create an optimal combination of Underlying ETFs that meet the 90/10 equity to fixed-income risk target and to monitor the Underlying Index on a regular basis to maintain such risk target, while seeking to maximize long-term returns for the given level of risk. The Resample EfficiencyTM optimization process selects Underlying ETFs based upon inputs of expected return, standard deviation and correlation. The Underlying Index rebalances quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the risk target is met. The Underlying Index is modified capitalization weighted once the weights are established after each rebalance.

The Underlying Index began operations on January 1, 2008. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Fund of Funds Risk

The Fund pursues its investment objective by investing its assets in the Underlying ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund's investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the

21

asset-based fees of the Underlying ETFs in which it invests. There is a risk that New Frontier Advisors' evaluations and assumptions regarding the broad asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain of the segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of favor and underperform other segments.

Underlying ETFs Risk

Investment in the Underlying ETFs may subject the Fund to the following risks: Market Risk; Market Trading Risk; Non-Correlation Risk; Replication Management Risk; Equity Securities Risk; Fixed-Income Securities Risk; Zero Coupon Securities Risk; Mortgage-Backed Securities Risk; Small and Medium Capitalization Company Risk; Large Capitalization Company Risk; Micro Capitalization Company Risk; Value Investing Style Risk; Growth Style Investing Risk; Foreign Securities Risk; Developing Market Securities Risk; Emerging Markets Securities Risk; Call Risk; Sovereign Debt Risk; Emerging Markets Sovereign Debt Risk; Derivatives Risk; Liquidity Risk; Valuation Risk; Real Estate Securities Risk; and Commodities Risk. See "Risks of Underlying ETFs."

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on May 16, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.25%
Other Expenses(3)	0.00%
Acquired Funds Fees and Expenses(4)(5)	0.58%
Total Annual Fund Operating Expenses	0.83%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example

22

also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$85	$265

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  The expenses listed in the table, including the Acquired Funds Fees and Expenses, are estimates for the fiscal year ending October 31, 2009.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

(4)  The Fund indirectly bears the management fee of the Underlying ETFs in which the Fund invests. The Adviser serves as the investment adviser to some of the Underlying ETFs which comprise the Underlying Index. By virtue of the Fund's investment in the Underlying ETFs, the management fee paid to the Adviser will increase. In addition, certain affiliates of the Adviser may receive increased marketing fees due to the Fund's investment in certain Underlying ETFs. The marketing fees are not an expense of the Fund.

(5)  "Acquired Fund fees and expenses" reflect the Acquired Funds' total annual operating fees and expenses and set forth the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The actual Acquired Fund expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Acquired Funds for each Acquired Fund's most recent fiscal period. Some Acquired Funds may have expense limitations or waivers that reduce total expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $750,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $7,355 if the Creation Unit is redeemed after one year and $20,870 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

23

PowerShares
Emerging Markets
Sovereign Debt Portfolio

Ticker: PCY Intraday NAV Ticker: PCY.IV	CUSIP: 73936T573 Underlying Index: DB Emerging Market USD Liquid Balanced Index (Ticker: DBLQBLTR)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the DB Emerging Market USD Liquid Balanced Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in emerging markets U.S. dollar-denominated government bonds. The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an index that measures potential returns of a theoretical portfolio of liquid emerging market U.S. dollar-denominated government bonds. Deutsche Bank Securities Inc. ("DB" or the "Index Provider") selects zero to three securities from each of the 24 emerging market countries set forth below that a) are denominated in U.S. dollars, b) are sovereign bonds, c) have more than three years to maturity and d) have an outstanding float of at least $500 million. As of December 31, 2008, the Underlying Index included approximately 25 bonds issued by the governments of Argentina, Bulgaria, Brazil, Chile, China, Columbia, El Salvador, Hungary, Indonesia, Korea, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Quatar, Russia, South Africa, Turkey, Ukraine, Uruguay, Vietnam and Venezuela. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The countries represented in the Underlying Index are re-selected on an annual basis, and the membership list is rebalanced on a quarterly basis. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are

24

appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index tracks the performance of a selected basket of liquid emerging market U.S. dollar-denominated government bonds. The methodology evaluates countries regarding eligibility for inclusion in the Underlying Index annually based on a defined set of qualifying criteria established by DB. The membership list is optimized on a quarterly basis based on the criteria described below.

Index Construction

The Underlying Index is constructed in two phases.

The first phase establishes a broad "Underlying Index Membership," which represents all of the bonds eligible for inclusion in the Underlying Index. This list is constructed by first establishing a list of eligible countries, which is done on an annual basis by the Index Provider based on ratings, size, liquidity and other considerations. Once the list of countries is set, the "Underlying Index Membership" is generated by applying the criteria described below to all outstanding bonds.

The second phase of the construction process seeks to both optimize potential performance and liquidity, while limiting turnover within the Underlying Index constituents. This is done by setting a target of 25 bonds (subject to annual review) and selecting the bonds from the "Underlying Index Membership" according to the following criteria:

(1) Each emerging market country with at least one eligible security will be included in the Underlying Index;

(2) Each eligible emerging market country included will be given an equal weighting in the Underlying Index on March 1st of each year;

(3) Bonds within each emerging market country are selected on the basis of potential outperformance; and

(4) Within each eligible emerging market country, each bond is given an equal market value weight on March 1st of each year.

The resulting Underlying Index Membership consists of zero to three bonds from each eligible emerging market country. The Underlying Index Membership is generated and market values are distributed based on strictly pre-defined rules to balance exposure among all bonds and limit turnover within each eligible emerging market country on a quarterly basis, three business days before June 1, September 1 and December 1 of each year. Market values are only reset between the eligible emerging market countries in the Underlying Index annually.

Each issuer must satisfy all of the following criteria at the time of issuer selection:

(1) It must be from one of the following emerging market countries: Argentina, Bulgaria, Brazil, Chile, China, Colombia, El Salvador, Hungary, Indonesia, Korea, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Qatar, Russia, South Africa, Turkey, Ukraine, Uruguay, Vietnam and Venezuela. The list of eligible countries is subject to change on an annual basis three business days before March 1st.

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(2) It may not be rated "AA+" or better by two or more of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Rating, Inc. ("Fitch") at the time of annual rebalancing.

(3) It must offer at least one eligible bond to enter the Underlying Index. An eligible bond must satisfy all the following criteria at the time of selection:

–  Issued in U.S. dollars

–  Must be sovereign bond

–  More than three years remain to maturity at the time of selection

–  Outstanding amount of $500 million or greater

–  Fixed coupon bond

–  Must not be a Brady Bond, restructured bond, bond in default, floating bond, sinking bond, callable bond or putable bond.

If an indexed bond defaults during a year, the issuer of the bond is removed from the list of eligible issuers at the end of that rebalancing quarter and will not be eligible to rejoin the Underlying Index until the next annual issuer selection.

The Underlying Index began operations on February 28, 1999. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Fixed-Income Securities Risk

Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government.

High Yield Securities Risk

High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. Issuers of high yield securities may have a larger

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amount of outstanding debt relative to their assets than issuers of investment grade securities. Periods of economic downturn or rising interest rates may cause the issuers of high yield securities to experience financial distress, which could adversely impact their ability to make timely payments of principal and interest and increase the possibility of default. The market value and liquidity of high yield securities may be negatively impacted by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a market characterized by a low volume of trading.

Market Risk

The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the fixed-income securities owned by the Fund would adversely affect the trading price of the Fund's Shares. This "market risk" is usually greater among fixed-income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of fixed-income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Liquidity Risk

Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Sovereign Debt Risk

Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and

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interest arrearages on their debt. Such disbursements may be conditioned upon a debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may impair the debtor's ability to service its debts on a timely basis. As a holder of government debt, the Fund may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

Emerging Markets Sovereign Debt Risk

Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements. As a holder of government debt securities, the Fund may be asked to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the securities in which the Fund will invest will not be subject to restructuring arrangements or to requests for additional credit. In addition, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Fund.

Global Bonds Risk

Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

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General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions.

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

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The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
0.69% (1st Quarter 2008)	(8.74)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares Emerging Markets Sovereign Debt Portfolio (return before taxes)	(14.72)%	(11.77)%
PowerShares Emerging Markets Sovereign Debt Portfolio (return after taxes on distributions)	(16.56)%	(13.63)%
PowerShares Emerging Markets Sovereign Debt Portfolio (return after taxes on distributions and sale of Fund Shares)	(9.45)%	(10.91)%
JP Morgan Emerging Markets Bond Index Global (reflects no deduction for fees, expenses or taxes)	(10.91)%	(7.77)%
DB Emerging Market USD Liquid Balanced Index (reflects no deduction for fees, expenses or taxes)	(14.41)%	(10.94)%

*  Fund Inception: October 11, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The

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JP Morgan Emerging Markets Bond Index Global is an unmanaged index that tracks debt securities of emerging markets.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.50%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$51	$160	$280	$628

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

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Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $13,781, $41,095, $70,923 and $158,059 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares
High Yield Corporate
Bond Portfolio

Ticker: PHB Intraday NAV Ticker: PHB.IV	CUSIP: 73936T557 Underlying Index: Wachovia High Yield Bond Index (Ticker: WHYI)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Wachovia High Yield Bond Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in high yield corporate bonds payable in U.S. dollars. The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index. In addition, the Fund may invest up to 20% of its assets in futures, options, swaps contracts and high yield corporate bonds not included in the Underlying Index. The Underlying Index is an index that measures potential returns of a theoretical portfolio of high yield corporate bonds rated below investment grade by Moody's, S&P or Fitch that are issued by U.S. issuers or foreign private issuers organized outside the United States and that issue high yield bonds payable in U.S. dollars. All securities included in the Underlying Index are registered with the SEC. Securities included in the Underlying Index are selected by Wachovia Capital Markets, LLC ("Wachovia Cap Markets" or the "Index Provider"). As of December 31, 2008, the Underlying Index included 50 corporate bonds of issuers with equity market capitalizations (for those issuers among the 50 that had publicly traded equity) ranging from between $200 million and $25 billion and that were domiciled in the United States, Bermuda and the Netherlands. The Fund's investment policy of normally investing at least 80% of its total assets in high yield corporate bonds payable in U.S. dollars noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted quarterly, and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95% or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index as a whole. There may also be instances

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in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index tracks the performance of a selected basket of high yield corporate bonds payable in U.S. dollars. The methodology evaluates securities quarterly using an equal-weighting methodology based on a defined set of qualifying criteria established by Wachovia Cap Markets.

Index Construction

Index Eligibility

The Underlying Index is composed exclusively of bonds with below investment grade ratings. The Underlying Index is composed of the largest issuers in terms of market capitalization (up to 50), that satisfy the criteria summarized below:

–  Securities must be disseminated on the Trade Reporting and Compliance Engine ("TRACE"), as set forth below.

–  Securities must have a minimum of five years to maturity.

–  Securities must maintain a minimum par value of $500 million outstanding.

–  Securities must be U.S. dollar-denominated.

–  Securities must be rated "below investment grade" by one of Moody's, S&P or Fitch ("below investment grade" means "Ba1" or below by Moody's or "BB+" or below by S&P and Fitch), securities may not be rated investment grade by any one of Moody's, S&P or Fitch and securities may not be rated "D" by any one of Moody's, S&P or Fitch.

–  Securities must not be preferred stock, including trust preferred securities characterized as debt, convertible bonds, municipal securities, sovereign securities, repackaged securities, such as asset-backed or mortgage-backed securities, or securities linked to a security, a basket of securities or an index.

–  Securities having a step-up feature, whether paying interest at a fixed or floating rate, are excluded.

–  Securities must be reflected on the Bloomberg Professional System® as eligible for settlement through the Depository Trust Company ("DTC").

Liquidity

TRACE is the Financial Industry Regulatory Agency ("FINRA") system that requires FINRA members to report secondary market transactions in certain eligible fixed-income securities to FINRA. TRACE disseminates trade data to the public via the Bond Trade Dissemination Service ("BTDS") data feed product. TRACE-eligible securities include all U.S. dollar-denominated debt securities and certain preferred

34

securities considered by FINRA to be debt that are DTC-eligible, investment grade or non-investment grade, issued by domestic and/or foreign private corporations, that are registered with the SEC under the Securities Act of 1933, as amended (the "Securities Act"). Securities that are eligible for sale only to qualified institutional buyers under Rule 144A of the Securities Act or privately placed pursuant to Section 4(2) of the Securities Act are required to be reported to TRACE, but prices are not disseminated through TRACE. For purposes of the Underlying Index, securities whose prices are reported through TRACE but not disseminated are not included in the Underlying Index. Constituent securities must have a minimum TRACE reported average trading volume of 1,000 trading units per trading day over the previous calendar quarter. If a qualified security does not have a full calendar quarter of trading history, then the security will be required to have a minimum TRACE reported average trading volume of 1,000 trading units per trading day over the previous 30 trading days. Liquidity of all of the securities in the Underlying Index are tested, and rebalancing occurs on each quarterly rebalancing date.

Calculation of the Underlying Index

The Underlying Index is calculated by an independent third-party agent using an equal weighted methodology determined by Wachovia Cap Markets and based on a pool of securities identified by Wachovia Cap Markets Review Committee of the Research Division of Wachovia Cap Markets. The index calculator calculates the equal weighted values for each constituent security included in the Underlying Index and then compares the equal weight of each constituent to the aggregate equal weight of all constituent securities comprising the Underlying Index as of the quarterly rebalancing date or an event driven rebalancing date (in the event of defaults, tender offers or other repurchases, or a change in par amount outstanding of the constituent securities) in order to determine the weighting for each constituent security in the Underlying Index. Weightings of the Underlying Index constituents are adjusted on quarterly rebalancing dates and at any time an event driven rebalancing occurs.

Rebalancing

The Underlying Index is rebalanced quarterly as of the close of business on the final recommended trading day of each quarter as shown on www.SIFMA.org. Trading days will include days on which trading is scheduled to take place but on which the markets are subject to an early close. The Index Review Committee of Wachovia Cap Markets will review Index constituents periodically and quarterly to verify that each constituent security complies with the Underlying Index rules. Securities that have become ineligible for the Underlying Index since the previous rebalancing will be removed at the next quarterly rebalance date, except for those that are subject to an event driven rebalancing as described below.

Securities that have become eligible for the Underlying Index due to ratings changes will be required to be compliant with all Underlying Index rules for a minimum of 30 calendar days prior to the quarterly rebalance date.

"Event driven rebalancing" will only occur following an event that changes the par amount outstanding or characterizes the security as being in default. Wachovia Cap Markets will consider a security to be in default if it is rated "D" (default) by any one of Moody's, S&P or Fitch. An "event driven rebalancing" may result in the removal of a non-compliant security and re-weighting of the Underlying Index.

The Underlying Index began operations on January 2, 2004. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

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Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

High Yield Securities Risk

High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. Issuers of high yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. Periods of economic downturn or rising interest rates may cause the issuers of high yield securities to experience financial distress, which could adversely impact their ability to make timely payments of principal and interest and increase the possibility of default. The market value and liquidity of high yield securities may be negatively impacted by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a market characterized by a low volume of trading.

Global Bonds Risk

Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Liquidity Risk

Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

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Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions.

Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

37

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(1.38)% (2nd Quarter 2008)	(21.43)% (4th Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

38

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares High Yield Corporate Bond Portfolio (return before taxes)	(33.38)%	(29.93)%
PowerShares High Yield Corporate Bond Portfolio (return after taxes on distributions)	(35.62)%	(32.22)%
PowerShares High Yield Corporate Bond Portfolio (return after taxes on distributions and sale of Fund Shares)	(21.30)%	(26.22)%
Barclays Capital US Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	(26.16)%	(23.54)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(37.00)%	(32.70)%
Wachovia High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	(31.73)%	(28.63)%

*  Fund Inception: November 15, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Barclays Capital US Corporate High Yield Index and the S&P 500® Index are unmanaged indexes.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.50%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example

39

also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$51	$160	$280	$628

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $13,781, $41,095, $70,923 and $158,059 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

40

PowerShares
Insured California
Municipal Bond Portfolio

Ticker: PWZ Intraday NAV Ticker: PWZ.IV	CUSIP: 73936T441 Underlying Index: Merrill Lynch California Insured Long-Term Core Municipal Securities Index (Ticker: UICA)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called the Merrill Lynch California Insured Long-Term Core Municipal Securities Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax and California state income tax (the "80% policy"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund, however, reserves the right to invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in municipal securities not included in its Underlying Index to the extent that the Adviser believes investment in such instruments will facilitate the Fund's ability to achieve its investment objective.

The Underlying Index is designed to track the performance of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by California or Puerto Rico, or their political subdivisions, in the U.S. domestic market and includes approximately 335 bonds. The Underlying Index is adjusted monthly.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95% or better between the Fund's performance and the performance of the Underlying Index. The Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of municipal securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as duration, maturity, credit quality, yield and coupon. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective (currently, the Fund expects to hold approximately 30 to 50 bonds out of the 335 bonds in the Underlying Index).

41

Index Methodology

The Underlying Index is designed to track the performance of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by California or Puerto Rico, or their political subdivisions, in the U.S. domestic market. Qualifying securities must have an unconditional contractual guaranty by an insurance company for any unpaid interest and principal, at least fifteen years remaining term to final maturity, a fixed coupon, a rating of a variable threshold set each month at two notches below the average composite rating of the Merrill Lynch US Insured Bond Municipal Securities Index (ticker "U0D0"); provided, however, that the minimum composite rating requirement will never fall below BBB3 (based on an average of Moody's, S&P and Fitch) and a minimum amount outstanding of $25 million per maturity. In addition, qualifying securities must be within five years of their original issue date and at least five years from their first call date. Original issue zero coupon bonds, privately issued securities which may be resold only in accordance with Rule 144A of the Securities Act ("144A securities"), taxable municipal securities, securities subject to AMT in the hands of non-corporate shareholders, pre-refunded bonds, single and multi-family housing bonds and tobacco bonds are excluded from the Underlying Index.

Securities that are Underlying Index constituents are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month one-month Libid rate, the rate bid by banks on Eurocurrency deposits (i.e., the rate at which a bank is willing to borrow from other banks), until the end of the month, at which point all cash is removed from the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month.

Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing, at which point they are removed from the Underlying Index.

The Underlying Index began operations on December 31, 1996. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Municipal Securities Risk

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or

42

from the assets. If the Internal Revenue Service ("IRS") determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities. The Index Provider relies on the bond issuer's prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment.

California Municipal Securities Risk

Because the Fund invests a substantial portion of its assets in California municipal securities, the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations.

On January 14, 2009 the Office of the Legislative Analyst ("LAO") released a report entitled "California's Cash Flow Crisis" ("Report") which provides an analysis of the State's ability to meet its payment obligations for the first few months of calendar year 2009. The Report stated that the State's cash flow has deteriorated steadily since the end of calendar year 2007 due to, among other things, sharply weakened General Fund revenues and limited access to credit markets. The economic slow down has been caused in large part by a dramatic downturn in the housing industry. In addition, labor markets weakened, consumers spent less, home sales and home building fell and mortgage delinquencies and home foreclosures rose. The Report warned that if the Legislature and Governor are unable to reach a balanced budget by the summer of 2009, "major categories of services and payments funded by the state may grind to a halt," eroding the confidence of the investors in California's government. Further, if a solution to cash management problems does not emerge by this summer, it may become difficult to make debt service payments on time. There is no guarantee that the ratings of California's bonds will not be downgraded. There can be no assurance that there will not be a further decline in economic conditions or that particular California municipal securities in the portfolio of the Fund will not be adversely affected by any such decline.

While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

Puerto Rican Municipal Securities Risk

Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund's holdings in Puerto Rican municipal obligations. The Puerto Rican economy is reliant on manufacturing, services and tourism and its economy and financial operations parallel the economic cycles of the United States. Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Moreover, natural disasters

43

in Puerto Rico could adversely impact the overall economy of Puerto Rico. Historically, the Puerto Rican economy has benefited from tax incentives contained in the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), that allowed tax credits to U.S. corporations operating in Puerto Rico. However, these incentives were phased out in 2006. This may have adverse effects on the economy of Puerto Rico and, in turn, adversely affect the Puerto Rican municipal bonds held by the Fund. Economic difficulties in the United States and natural disasters in Puerto Rico could adversely impact the overall economy of Puerto Rico.

Municipal Insurance Risk

A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance) or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

Credit Risk

Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project.

Interest Rate Risk

Interest rate risk is the risk that the value of bonds will fall if interest rates increase. These securities typically fall in value when interest rates rise and rise in value when interest rates fall. Bonds with longer periods before maturity are often more sensitive to interest rate changes.

Call Risk

During periods of falling interest rates, an issuer of a callable bond may "call" or repay a security before its stated maturity, which may result in the Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

44

Geographic Concentration Risk

The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in California and Puerto Rico.

Sampling Risk

The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk

The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund's use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund's use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. The need to comply with the diversification and other requirements of the Internal Revenue Code may also impact the Fund's ability to replicate the performance of the Underlying Index.

Tax Risk

There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Passive Investments Risk

Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities (particularly municipal securities), such as market fluctuations caused by such factors as economic and political developments, changes in interest

45

rates and perceived trends in security prices. The Fund invests in the bonds included in, or representative of, the Underlying Index regardless of their investment merits.

Derivatives Risk

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices, and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
(2.33)% (2nd Quarter 2008)	(6.88)% (3rd Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

46

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares Insured California Municipal Bond Portfolio (return before taxes)	(10.09)%	(7.89)%
PowerShares Insured California Municipal Bond Portfolio (return after taxes on distributions)	(11.52)%	(9.34)%
PowerShares Insured California Municipal Bond Portfolio (return after taxes on distributions and sale of Fund Shares)	(6.51)%	(7.47)%
Barclays Capital Municipal Insured Index (reflects no deduction for fees, expenses or taxes)	(3.05)%	(1.42)%
Merrill Lynch California Insured Long-Term Core Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	(10.28)%	(10.00)%

*  Fund Inception: October 11, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Barclays Capital Municipal Insured Index is an unmanaged index of insured municipal securities.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.35%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses(3)	0.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's

47

gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$36	$113	$197	$443

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Adviser has voluntarily agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund. After giving effect to such voluntary waiver, the Advisory Fee will be 0.28%. The Advisory Fee waiver may be amended or terminated at any time.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,477, $15,064, $25,564 and $56,396 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

48

PowerShares
Insured National Municipal
Bond Portfolio

Ticker: PZA Intraday NAV Ticker: PZA.IV Long-Term Core Municipal Securities Index (Ticker: UICM)	CUSIP: 73936T474 Underlying Index: Merrill Lynch National Insured

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called the Merrill Lynch National Insured Long-Term Core Municipal Securities Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax (the "80% policy"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund, however, reserves the right to invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in municipal securities not included in the Underlying Index to the extent that the Adviser believes such investments will facilitate the Fund's ability to achieve its investment objective.

The Underlying Index is designed to track the performance of U.S. dollar-denominated investment grade insured tax-exempt debt publicly issued by a U.S. state, or its political subdivision, in the U.S. domestic market and includes approximately 764 bonds. The Underlying Index is adjusted monthly.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95% or better between the Fund's performance and the performance of the Underlying Index. The Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of municipal securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as duration, maturity, credit quality, yield and coupon. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve the Fund's

49

investment objective (currently, the Fund expects to hold approximately 100 to 150 bonds out of the 764 bonds in the Underlying Index).

Index Methodology

The Underlying Index is designed to track the performance of U.S. dollar-denominated investment grade, insured, tax-exempt debt publicly issued by a U.S. state, or its political subdivisions, included in the U.S. domestic market. Qualifying securities must have an unconditional contractual guaranty by an insurance company for any unpaid interest and principal, at least 20 years remaining on their term to final maturity, a fixed coupon, a rating of variable threshold set each month at two notches below the average composite rating of the Merrill Lynch US Insured Bond Municipal Securities Index (ticker "U0D0"); provided, however, that the minimum composite rating requirement will never fall below BBB3 (based on an average of Moody's, S&P and Fitch), and a minimum principal amount outstanding of $25 million per maturity ($50 million prior to January 2005). In addition, qualifying securities must be within three years of their original issue date and at least five years from their first call date. Original issue zero coupon bonds, 144A securities, taxable municipal securities, securities subject to AMT in the hands of non-corporate shareholders, pre-refunded bonds, single and multi-family housing and tobacco bonds are excluded from the Underlying Index.

Securities that are Underlying Index constituents are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month one-month Libid rate, which is the rate bid by banks on Eurocurrency deposits (i.e., the rate at which a bank is willing to borrow from other banks), until the end of the month at which point all cash is removed from the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing, at which point they are removed from the Underlying Index.

The Underlying Index began operations on December 31, 1996. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Municipal Securities Risk

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the

50

rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities. The Index Provider relies on the bond issuer's prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment.

Credit Risk

Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project.

Interest Rate Risk

Interest rate risk is the risk that the value of bonds will fall if interest rates increase. These securities typically fall in value when interest rates rise and rise in value when interest rates fall. Bonds with longer periods before maturity are often more sensitive to interest rate changes.

Municipal Insurance Risk

A substantial portion of the municipal securities held by the Fund will be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

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Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue, whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

Call Risk

During periods of falling interest rates, an issuer of a callable bond may "call" or repay a security before its stated maturity, which may result in the Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Sampling Risk

The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk

The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund's use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund's use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions represented in the Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. The need to comply with the diversification and other requirements of the Internal Revenue Code may also impact the Fund's ability to replicate the performance of the Underlying Index.

52

Tax Risk

There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Passive Investments Risk

Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities (particularly municipal securities), such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The Fund invests in the bonds included in, or representative of, the Underlying Index regardless of their investment merits.

Derivatives Risk

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of

53

course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
2.14% (2nd Quarter 2008)	(7.76)% (3rd Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares Insured National Municipal Bond Portfolio (return before taxes)	(11.67)%	(8.81)%
PowerShares Insured National Municipal Bond Portfolio (return after taxes on distributions)	(13.11)%	(10.27)%
PowerShares Insured National Municipal Bond Portfolio (return after taxes on distributions and sale of Fund Shares)	(7.53)%	(8.25)%
Barclays Capital Municipal Insured Index (reflects no deduction for fees, expenses or taxes)	(3.05)%	(1.42)%
Merrill Lynch National Insured Long-Term Core Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	(11.24)%	(10.97)%

*  Fund Inception: October 11, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Barclays Capital Municipal Insured Index is an unmanaged index of insured municipal securities.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax

54

situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.35%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses(5)	0.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$36	$113	$197	$443

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Adviser has voluntarily agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund. After giving effect to such voluntary waiver, the Advisory Fee will be 0.28%. The Advisory Fee waiver may be amended or terminated at any time.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for

55

each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,477, $15,064, $25,564 and $56,396 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is redeemed for cash, a variable fee of up to four times the standard Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

56

PowerShares Insured New York Municipal Bond Portfolio

Ticker: PZT Intraday NAV Ticker: PZT.IV Long-Term Core Municipal Securities Index (Ticker: UINY)	CUSIP: 73936T458 Underlying Index: Merrill Lynch New York Insured

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax, New York State income tax and New York City income tax (the "80% policy"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund, however, reserves the right to invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in municipal securities not included in the Underlying Index to the extent that the Adviser believes such investments will facilitate the Fund's ability to achieve its investment objective.

The Underlying Index is designed to track the performance of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by New York or Puerto Rico, or their political subdivisions, in the U.S. domestic market and includes approximately 182 bonds. The Underlying Index is adjusted monthly.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95% or better between the Fund's performance and the performance of the Underlying Index. The Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of municipal securities that have, in the aggregate, investment characteristics similar to the Underlying Index based on such factors as duration, maturity, credit quality, yield and coupon. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective (currently, the Fund expects to hold approximately 30 to 50 bonds out of the 182 bonds in the Underlying Index).

57

Index Methodology

The Underlying Index is designed to track the performance of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by New York or Puerto Rico, or their political subdivisions, included in the U.S. domestic market. Qualifying securities must have an unconditional contractual guaranty by an insurance company for any unpaid interest and principal, at least fifteen years remaining term to final maturity, a fixed coupon, a rating of a variable threshold set each month at two notches below the average composite rating of the Merrill Lynch US Insured Bond Municipal Securities Index (ticker "U0D0"); provided, however, that the minimum composite rating requirement will never fall below BBB3 (based on an average of Moody's, S&P and Fitch) and a minimum principal amount outstanding of $25 million per maturity ($50 million prior to January 2005). In addition, qualifying securities must be within five years of their original issue date and at least five years from their first call date. Original issue zero coupon bonds, 144A securities, taxable municipal securities, securities subject to AMT in the hands of non-corporate shareholders, pre-refunded bonds, single and multi-family housing bonds and tobacco bonds are excluded from the Underlying Index.

Securities that are Underlying Index constituents are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month one-month Libid rate, which is the rate bid by banks on Eurocurrency deposits (i.e., the rate at which a bank is willing to borrow from other banks), until the end of the month, at which point all cash is removed from the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing, at which point they are removed from the Underlying Index.

The Underlying Index began operations on December 31, 1996. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Municipal Securities Risk

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

58

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities. The Index Provider relies on the bond issuer's prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment.

New York Municipal Securities Risk

Because the Fund invests a substantial portion of its assets in New York municipal securities, the Fund will have greater exposure to negative political, economic and statutory factors within the State of New York than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty, it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Puerto Rican Municipal Securities Risk

Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund's holdings in Puerto Rican municipal obligations. The Puerto Rican economy is reliant on manufacturing, services and tourism and its economy and financial operations parallel the economic cycles of the United States. Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Moreover, natural disasters in Puerto Rico could adversely impact the overall economy of Puerto Rico. Historically, the Puerto Rican economy has benefited from tax incentives contained in the Internal Revenue Code that allowed tax credits to U.S. corporations operating in Puerto Rico. However, these incentives were phased out in 2006. This may have adverse effects on the economy of Puerto Rico and, in turn, adversely affect the Puerto Rican municipal bonds held by the Fund. Economic difficulties in the United States and natural disasters in Puerto Rico could adversely impact the overall economy of Puerto Rico.

Municipal Insurance Risk

A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment

59

of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

Credit Risk

Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project.

Interest Rate Risk

Interest rate risk is the risk that the value of bonds will fall if interest rates increase. These securities typically fall in value when interest rates rise and rise in value when interest rates fall. Bonds with longer periods before maturity are often more sensitive to interest rate changes.

Call Risk

During periods of falling interest rates, an issuer of a callable bond may "call" or repay a security before its stated maturity, which may result in the Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Geographic Concentration Risk

The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in New York and Puerto Rico.

60

Sampling Risk

The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk

The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund's use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund's use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions represented in the Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions. The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. The need to comply with the diversification and other requirements of the Internal Revenue Code may also impact the Fund's ability to replicate the performance of the Underlying Index.

Tax Risk

There is no guarantee that the Fund's income will be exempt from federal, state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Passive Investments Risk

Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities (particularly municipal securities), such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The Fund invests in the

61

bonds included in, or representative of, the Underlying Index regardless of their investment merits.

Derivatives Risk

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
2.48% (2nd Quarter 2008)	(7.91)% (3rd Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

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Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares Insured New York Municipal Bond Portfolio (return before taxes)	(12.64)%	(9.97)%
PowerShares Insured New York Municipal Bond Portfolio (return after taxes on distributions)	(14.03)%	(11.39)%
PowerShares Insured New York Municipal Bond Portfolio (return after taxes on distributions and sale of Fund Shares)	(8.14)%	(9.19)%
Barclays Capital Municipal Insured Index (reflects no deduction for fees, expenses or taxes)	(3.05)%	(1.42)%
Merrill Lynch New York Insured Long-Term Core Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	(11.44)%	(11.13)%

*  Fund Inception: October 11, 2007.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Barclays Capital Municipal Insured Index is an unmanaged index of insured municipal securities.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.35%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses(3)	0.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example

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also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$36	$113	$197	$443

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Adviser has voluntarily agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund. After giving effect to such voluntary waiver, the Advisory Fee will be 0.28%. The Advisory Fee waiver may be amended or terminated at any time.

(4)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,477, $15,064, $25,564 and $56,396 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is redeemed for cash, a variable fee of up to four times the standard Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

64

PowerShares Preferred Portfolio

Ticker: PGX Intraday NAV Ticker: PGX.IV	CUSIP: 73936T565 Underlying Index: Merrill Lynch Core Fixed Rate Preferred Securities Index (Ticker: POP2)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of a securities index called the Merrill Lynch Core Fixed Rate Preferred Securities Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in fixed rate U.S. dollar-denominated preferred securities. The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. The Underlying Index includes traditional preferred securities and other preferred securities, including preferred securities issued by foreign companies in the form of American Depository Shares ("ADS"). Most of the preferred securities included in the Underlying Index are traded on national securities exchanges, however, a small percentage are traded in the over-the-counter market ("OTC"). The Underlying Index may include Rule 144A securities. However, at present, Rule 144A securities represent less than 1% of the Underlying Index. Securities will be selected by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or the "Index Provider"). As of December 31, 2008, the Underlying Index included 307 securities with a total amount outstanding between approximately $24 million and $144 billion. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index is adjusted monthly and the Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95% or better between the Fund's performance and the performance of the Underlying Index. The Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as duration, maturity, credit quality, yield and coupon. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective (currently, the

65

Fund expects to hold approximately 70 to 100 securities out of the 307 securities in the Underlying Index). The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Methodology

The Underlying Index is a market capitalization-weighted index which seeks to reflect the total return performance of the fixed rate U.S. preferred securities market. The methodology evaluates securities regarding eligibility for inclusion in the Underlying Index monthly, based on a defined set of qualifying criteria established by the Index Provider.

Index Construction

The Underlying Index is comprised of preferred securities meeting the following criteria:

(1) Issued in the U.S. domestic market as a public security or through a Rule 144A filing with a current amount outstanding of at least $100 million;

(2) Issued in $25, $50 or $100 par or liquidation preference increments;

(3) U.S. dollar-denominated;

(4) Fixed dividend or coupon schedule;

(5) Rated investment grade based on an average of Moody's, S&P and Fitch;

(6) Issuer domiciled in the United States or a foreign country, provided the issuer's country of risk has an investment grade foreign currency long-term sovereign debt rating based on an average of Moody's, S&P and Fitch;

(7) Includes preference shares (perpetual preferred securities), ADS, American Depository Receipts ("ADRs"), fixed-to-floating rate securities that are callable prior to the floating rate period, domestic and Yankee trust preferred securities having a minimum remaining term of at least one year, both dividend received deduction-eligible and non-dividend received deduction-eligible preferred stock, and senior debt; and

(8) Excludes auction market securities, convertibles, floaters, purchase units, purchase contracts, pay-in-kind securities, securities issued by closed-end funds and derivative instruments such as repackaged securities and credit default swaps.

The Underlying Index constituents are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month one-month Libid rate, which is the rate bid by banks on Eurocurrency deposits (i.e., the rate at which a bank is willing to borrow from other banks), until the end of the month at which point all cash is removed from the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing at which point they are removed from the Underlying Index.

The Underlying Index began operations on February 28, 1989. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

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Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Preferred Securities Risk

There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Financial Institutions Risk

Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution. In addition, certain financial institutions are undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to their regulatory framework. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, including mortgage, asset-backed, auction rate and other markets, thereby causing certain financial institutions to incur large losses. Certain financial institutions have experienced declines in the valuation of their assets and have even ceased operations.

Foreign Investment Risk

The Fund's investments in non-U.S. issuers, although limited to ADRs and ADS, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

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Fixed-Income Securities Risk

Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Market Risk

The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the income securities owned by the Fund would adversely affect the trading price of the Fund's Shares. This "market risk" is usually greater among income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Sampling Risk

The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

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Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions.

Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

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The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund commenced investment operations on January 28, 2008 and therefore does not have a performance history for a full calendar year. Visit InvescoPowerShares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.50%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$51	$160	$280	$628

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

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Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $7,391, $21,048, $35,961 and $79,529 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares VRDO Tax-Free Weekly Portfolio

Ticker: PVI Intraday NAV Ticker: PVI.IV	CUSIP: 73936T433 Underlying Index: Thomson Municipal Market Data VRDO Index (Ticker: PVIX)

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Thomson Municipal Market Data VRDO Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in variable rate demand obligation ("VRDO") bonds that are exempt from federal income tax with interest rates that are reset weekly (the "80% policy"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund, however, reserves the right to invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in VRDO securities not included in the Underlying Index to the extent that the Adviser believes such investments will facilitate the Fund's ability to achieve its investment objective. Securities included in the Thomson Municipal Market Data VRDO Index will be selected by Municipal Market Data, a unit of Thomson Financial Services (the "Index Provider").

The Underlying Index is designed to track the performance of a pool of tax-exempt VRDO bonds and includes approximately 2,433 securities. The Underlying Index is adjusted quarterly.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95% or better between the Fund's performance and the performance of the Underlying Index. The Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of municipal securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as duration, maturity, credit quality, yield and coupon. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective (currently, the Fund expects to hold approximately 75 bonds out of the 2,433 bonds in the Underlying Index).

Index Methodology

The Underlying Index includes a pool of tax-exempt VRDOs issued by municipalities in the United States on which the yield is reset on a weekly basis. Qualifying securities must: (a) have a minimum amount outstanding of $50 million; (b) reset interest rates on

72

a weekly basis; (c) have a monthly coupon payment; and (d) be either insured or supported by a letter of credit ("LOC") from a high quality bank, as determined by the Index Provider (credit rating of the bank issuing the LOC must be AA or better), and must be rated by at least one credit agency. AMT issues related to non-corporate shareholders, taxable issues and derivatives are excluded from the Underlying Index.

The constituents of the Underlying Index are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily. The Underlying Index is rebalanced on the last business day of each calendar quarter. Issues that meet the qualifying criteria are included in the Underlying Index for the following quarter. Issues that no longer meet the qualifying criteria during the course of a quarter remain in the Underlying Index until the next quarter-end rebalancing, at which point they are removed from the Underlying Index.

The Underlying Index began operations on October 31, 2007. Valuation data regarding the Underlying Index is available via Thomson Financial Services.

Variable Rate Demand Obligations

VRDOs are floating rate securities. Generally, the terms of a VRDO provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The VRDOs in which the Fund invests have maturities of up to 40 years and pay interest monthly or quarterly based on a floating rate that is reset weekly based on an index of short-term municipal rates. The Fund anticipates that it will purchase VRDOs at their par values.

VRDOs have a put feature, which allows the holder of the put to sell the security for an amount equal to its par value plus accrued interest on any date on which the interest rate is reset (either weekly or monthly), usually with one or seven days notice.

VRDOs are put back to a bank or other entity that serves as a liquidity provider (the "Remarketing Agent"), rather than the issuer. The Remarketing Agent tries to resell those VRDOs or, failing that, holds them in its own inventory. VRDOs commonly are either secured by letters of credit from the Remarketing Agent or a bank, and/or bond insurance. Generally, the issuers of VRDOs reserve the option to convert a VRDO to a fixed rate instrument. If a VRDO that the Fund held was to convert to a fixed rate instrument, the security would be excluded from the Underlying Index.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section entitled "Additional Risks" for other risk factors.

Municipal Securities Risk

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance

73

similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities. The Index Provider relies on the bond issuer's prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment.

Variable Rate Debt Obligations Risk

There may not be an active secondary market with respect to particular variable rate instruments in which the Fund invests, which could make it difficult for the Fund to dispose of a variable rate instrument if the issuer and/or the Remarketing Agent defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Municipal Insurance Risk

A substantial portion of the municipal securities held by the Fund may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more

74

of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

Credit Risk

Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project. In addition, there is a risk that the Remarketing Agent will be unwilling or unable to purchase the VRDO securities in which the Fund invests at their par value, pursuant to their put feature. Certain private activity bonds may be subject to AMT.

Interest Rate Risk

Interest rate risk is the risk that the value of bonds will fall if interest rates increase. These securities typically fall in value when interest rates rise and rise in value when interest rates fall. Bonds with longer periods before maturity are often more sensitive to interest rate changes.

Call Risk

During periods of falling interest rates, an issuer of a callable bond may "call" or repay a security before its stated maturity, which may result in the Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Sampling Risk

The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk

The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund's use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. In addition, the Fund's use of a representative sampling approach may cause the Fund to not be as well

75

correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions represented in the Index. The performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index). In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions. The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. The need to comply with the diversification and other requirements of the Internal Revenue Code may also impact the Fund's ability to replicate the performance of the Underlying Index.

Tax Risk

There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Passive Investments Risk

Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities (particularly municipal securities), such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The Fund invests in the bonds included in, or representative of, the Underlying Index regardless of their investment merits.

Derivatives Risk

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

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The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year and since inception compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
0.86% (1st Quarter 2008)	0.76% (2nd Quarter 2008)

*  The bar chart includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2008

	Past One Year	Since Inception*
PowerShares VRDO Tax-Free Weekly Portfolio (return before taxes)	3.37%	3.32%
PowerShares VRDO Tax-Free Weekly Portfolio (return after taxes on distributions)	2.15%	2.11%
PowerShares VRDO Tax-Free Weekly Portfolio (return after taxes on distributions and sale of Fund Shares)	2.17%	2.13%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(37.00)%	(32.75)%
Thomson Municipal Market Data VRDO Index (reflects no deduction for fees, expenses or taxes)	2.79%	2.85%

*  Fund Inception: November 15, 2007.

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The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)
(fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.25%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.25%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$26	$80	$141	$318

(1)  When buying and selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  The Trust's Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of

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Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $4,199, $11,061, $18,590 and $40,773 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is redeemed for cash, a variable fee of up to four times the standard Redemption Transaction Fee may be charged to the AP making the transaction. The Fund will charge a maximum fixed Creation/Redemption Transaction Fee of $2,000.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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Underlying ETFs

This section is applicable to PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio only.

The following chart illustrates the approximate asset allocation among the Underlying ETFs included in the Underlying Index of each of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio, as of December 31, 2008.

Underlying ETFs	New Frontier Global Dynamic Balanced Growth IndexTM	New Frontier Global Dynamic Balanced IndexTM	New Frontier Global Dynamic Growth IndexTM
Domestic Equity	8 Underlying ETFs	8 Underlying ETFs	8 Underlying ETFs
PowerShares Dynamic Mid Cap Growth Portfolio	1.90%	1.28%	2.32%
PowerShares Dynamic Mid Cap Value Portfolio	5.89%	5.79%	6.44%
PowerShares Dynamic Large Cap Portfolio	4.54%	4.57%	4.50%
PowerShares Dynamic Large Cap Growth Portfolio	11.14%	8.70%	13.72%
PowerShares Dynamic Large Cap Value Portfolio	10.28%	8.33%	12.48%
PowerShares Dynamic Small Cap Growth Portfolio	2.64%	1.99%	3.09%
PowerShares Dynamic Small Cap Value Portfolio	3.46%	3.03%	3.95%
PowerShares Zacks Micro Cap Portfolio	0.70%	0.55%	0.76%
Other Domestic Equity	No Underlying ETFs	No Underlying ETFs	No Underlying ETFs
Foreign Equity	3 Underlying ETFs	3 Underlying ETFs	3 Underlying ETFs
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	1.38%	1.35%	1.35%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	4.15%	3.14%	8.13%
PowerShares FTSE RAFI Japan Portfolio	0.80%	0.51%	1.03%
Other Foreign Equity	7 Underlying ETFs	5 Underlying ETFs	7 Underlying ETFs
	25.11%	17.85%	28.69%

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Underlying ETFs	New Frontier Global Dynamic Balanced Growth IndexTM	New Frontier Global Dynamic Balanced IndexTM	New Frontier Global Dynamic Growth IndexTM
Real Estate	1 Underlying ETF	1 Underlying ETF	1 Underlying ETF
	3.91%	4.01%	3.97%
Commodities Funds	3 Underlying ETFs	3 Underlying ETFs	3 Underlying ETFs
	0.55%	1.14%	0.32%
Fixed-Income/Bond Funds	2 Underlying ETFs	2 Underlying ETFs	2 Underlying ETFs
PowerShares 1-30 Laddered Treasury Portfolio	5.76%	7.12%	3.62%
PowerShares Emerging Markets Sovereign Debt Portfolio	0.76%	1.15%	0.43%
Other Fixed-Income	7 Underlying ETFs	8 Underlying ETFs	7 Underlying ETFs
	17.02%	29.48%	5.19%
Total	100.00%	100.00%	100.00%

A description of the PowerShares ETFs in which each of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio currently invests is set forth below. To gain exposure to certain asset classes, the Adviser will also invest in other unaffiliated ETFs. More information regarding the PowerShares ETFs is available in their respective Prospectuses and Statements of Additional Information, which are available at www.InvescoPowerShares.com. In addition, a list of the Underlying ETFs in which each of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio invests is available at www.InvescoPowerShares.com.

Domestic Equity Funds

PowerShares Dynamic Large Cap Portfolio

The PowerShares Dynamic Large Cap Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Large Cap IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of large capitalization companies. A company is considered to be a large capitalization company if it falls within the underlying index's proprietary model, which selects 100 U.S. large cap stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on New York Stock Exchange, Inc. ("NYSE"), NYSE Arca and the NASDAQ Stock Market Inc. ("NASDAQ") segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 100 U.S. large cap stocks with the largest capital appreciation potential are identified by NYSE Arca pursuant to the underlying index's proprietary methodology. The fund

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will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Growth Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Large Cap Growth IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of large capitalization companies. A company is considered to be a large capitalization company if it falls within the underlying index's proprietary model, which selects 50 U.S. large cap growth stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 50 U.S. large cap growth stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Large Cap Value Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Large Cap Value IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of large capitalization companies. A company is considered to be a large capitalization company if it falls within the underlying index's proprietary model, which selects 50 U.S. large cap value stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 50 U.S. large cap value stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Mid Cap Growth IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of mid capitalization companies. A company is considered to be a mid capitalization company if it falls within the underlying index's proprietary model, which selects 75 U.S. mid capitalization growth stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are

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considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 75 U.S. mid cap growth stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Mid Cap Value Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Mid Cap Value IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of mid capitalization companies. A company is considered to be a mid capitalization company if it falls within the underlying index's proprietary model, which selects 75 U.S. mid capitalization value stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 75 U.S. mid capitalization value stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Growth Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Small Cap Growth IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of small capitalization companies. A company is considered to be a small capitalization company if it falls within the underlying index's proprietary model, which selects 100 U.S. small capitalization growth stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 100 U.S. small capitalization growth stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Small Cap Value Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Small Cap Value IntellidexSM (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of small capitalization companies. A company is considered to be a small capitalization

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company if it falls within the underlying index's proprietary model, which selects 100 U.S. small cap value stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 100 U.S. small capitalization value stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Mico Cap Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Zacks Micro Cap Value Index (the "underlying index").

The fund will normally invest at least 80% of its total assets in common stocks of micro capitalization companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index. The underlying index is comprised of between 300 and 500 U.S. stocks selected by Zacks Investment Research ("Zacks") from a universe of 7,000 domestic companies. For the purpose of constituent selection, the micro capitalization subset is defined relative to the entire investable universe of stocks with the upper threshold equal to 0.15% of the capitalization of the largest capitalization domestic company at the time of selection and a minimum capitalization of approximately 0.015% of the largest capitalization domestic company.

Foreign Funds

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

The PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (the fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed Asia Pacific ex Japan Index (the "underlying index").

The fund will normally invest at least 90% of its total assets in securities that comprise the underlying index and ADRs based on the securities in the Underlying Index. The fund anticipates that the majority of its investments will be in the securities that comprise the underlying index rather than in ADRs. The fund will normally invest at least 80% of its total assets in securities of companies that are classified as Asia Pacific within FTSE International Limited's ("FTSE") country classification definition, excluding Japanese companies. The underlying index is designed to track the performance of the Asia Pacific companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex-Japan Developed Large/Mid-Cap Indexes as determined by FTSE. The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

The PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (the fund") seeks investment results that correspond (before fees and expenses) generally to the price

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and yield performance of the equity index called the FTSE RAFI Developed ex US Index (the "underlying index").

The fund will normally invest at least 90% of its total assets in securities that comprise the underlying index and ADRs based on the securities in the Underlying Index. The fund anticipates that the majority of its investments will be in the securities that comprise the underlying index rather than in ADRs. The fund will normally invest at least 80% of its total assets in securities of companies originating in countries that are classified as "developed" within FTSE's country classification definition, excluding the United States. The underlying index is designed to track the performance of the companies domiciled in developed markets with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US Large/Mid-Cap Indexes as determined by FTSE. The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.

PowerShares FTSE RAFI Japan Portfolio

The PowerShares FTSE RAFI Japan Portfolio (the fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield of the FTSE RAFI Japan Index (the "underlying index").

The fund will normally invest at least 90% of its total assets in securities that comprise the underlying index and ADRs based on the securities in the underlying index. The fund anticipates that the majority of its investments will be in the securities that comprise the underlying index rather than in ADRs. The fund will normally invest at least 80% of its total assets in securities of companies that are classified as Japanese within FTSE's country classification definition. The underlying index is designed to track the performance of the Japanese securities represented amongst the constituents of the FTSE RAFI Developed ex US Index as determined by FTSE. The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.

Fixed-Income/Bond Funds

PowerShares 1-30 Laddered Treasury Portfolio

The PowerShares 1-30 Laddered Treasury Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Ryan/Mergent 1-30 Year Treasury Laddered Index (the "underlying index").

The fund will normally invest at least 80% of its total assets in U.S. Treasury securities. The fund will normally invest at least 90% of its total assets in the securities that comprise the underlying index. The underlying index is a benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 30 distinct annual maturities. The underlying index seeks to maintain a continuous maturity laddered portfolio of securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. However, if securities with a desired maturity date are not available, a six-month deviation is allowed. Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected. No treasury inflation-protected securities, bills or zero-coupon securities are allowed. Securities included in the underlying index are selected by Ryan/Mergent.

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PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the DB Emerging Market USD Liquid Balanced Index (the "underlying index").

The fund will normally invest at least 80% of its total assets in emerging markets U.S. dollar-denominated government bonds. The fund will normally invest at least 90% of its total assets in the securities that comprise the underlying index. The underlying index is an index that measures potential returns of a theoretical portfolio of liquid emerging markets U.S. dollar-denominated government bonds. Deutsche Bank Securities Inc. selects zero to three securities from each of the 24 emerging market countries set forth below, on the basis of potential out performance, that a) are denominated in U.S. dollars, b) are sovereign bonds, c) have more than three years to maturity and d) have an outstanding float of at least $500 million. As of December 31, 2008, the underlying index included approximately 25 bonds issued by Argentina, Bulgaria, Brazil, Chile, China, Columbia, El Salvador, Hungary, Indonesia, Korea, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Quatar, Russia, South Africa, Turkey, Ukraine, Uruguay, Vietnam and Venezuela.

Risks of Underlying ETFs

This section is applicable to PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio only.

Investments in each of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio are subject to the risks associated with investments in the Underlying ETFs. These include the following risks. See also the section entitled "Additional Risks" for other risk factors.

Market Risk

The shares of the Underlying ETFs are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Market Trading Risk

An investment in an Underlying ETF involves risks similar to those of investing in any fund of equity securities, fixed-income securities and/or commodities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying ETFs.

Non-Correlation Risk

An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur a number of operating expenses not applicable to its underlying index, and incur costs in buying and selling securities,

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especially when rebalancing its securities holdings to reflect changes in the composition of its underlying index. In addition, the performance of an Underlying ETF and its underlying index may vary due to asset valuation differences and differences between the Underlying ETF's portfolio and its underlying index resulting from legal restrictions (such as diversification requirements that apply to an Underlying ETF but not to its underlying index).

Since the underlying indexes are not subject to the diversification requirements to which the Underlying ETFs must adhere, the Underlying ETFs may be required to deviate their investments from the securities and relative weightings of the underlying indexes. The Underlying ETFs may not invest in certain securities included in the underlying indexes due to liquidity constraints. Liquidity constraints may delay the Underlying ETFs' purchase or sale of securities included in the underlying indexes. For tax efficiency purposes, the Underlying ETFs may sell certain securities to realize losses, causing it to deviate from the underlying indexes.

An Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses. If an Underlying ETF utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the stocks in its underlying index with the same weightings as the underlying index.

Replication Management Risk

Unlike many investment companies, the Underlying ETFs are not "actively" managed. That is, the Underlying ETF does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its underlying index.

Equity Securities Risk

The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Fixed-Income Securities Risk

Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the fixed-income securities owned by an Underlying ETF would adversely affect the trading price of the Underlying ETF's shares. This "market risk" is usually greater among fixed-income securities with longer maturities or durations.

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Zero Coupon Securities Risk

The interest earned on zero coupon securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though Underlying ETFs receive no interest payments in cash on the security during the year.

Mortgage-Backed Securities Risk

Mortgage-backed securities represent a participation interest in a pool of residential mortgage loans originated by governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring an Underlying ETF to invest the proceeds at generally lower interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk

Returns of large U.S. companies could trail the returns on investments in stocks of smaller companies.

Micro Capitalization Company Risk

Micro cap stocks involve substantially greater risks of loss and price fluctuations. Micro cap companies carry additional risks because their earnings and revenues tend

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to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro cap company.

Value Investing Style Risk

Certain Underlying ETFs emphasize a "value" style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions.

Growth Investing Style Risk

Certain Underlying ETFs emphasize a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign Securities Risk

Foreign securities have additional risks, including fluctuations in the value of the U.S. dollar relative to the values of other currencies, and may have relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

Developing Market Securities Risk

The factors described above for "Foreign Securities Risk" may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries (i.e., those that are in the initial stages of their industrial cycle) have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

Emerging Market Securities Risk

Investment in securities in emerging market countries involves risks not associated with investments in securities in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability,

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uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging markets countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, an Underlying ETF is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Underlying ETF's net investment income.

Sovereign Debt Risk

Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and an Underlying ETF's ability to obtain recourse may be limited.

Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may impair the debtor's ability to service its debts on a timely basis. As a holder of government debt, an Underlying ETF may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

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Emerging Markets Sovereign Debt Risk

Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which certain Underlying ETFs may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligation and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements. As a holder of government debt securities, an Underlying ETF may be asked to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the securities in which an Underling ETF will invest will not be subject to restructuring arrangements or to requests for additional credit. In addition, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as certain Underlying ETFs.

Derivatives Risk

A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Certain Underlying ETFs may invest in certain types of derivatives contracts, including futures, options and swaps. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying ETF's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Valuation Risk

Because foreign exchanges may be open on days when an Underlying ETF does not price its shares, the value of the securities in the Underlying ETF's portfolio may change on days when shareholders, such as the Funds, will not be able to purchase or sell the Underlying ETF's shares.

Real Estate Securities Risk

Certain Underlying ETFs will concentrate their investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the investments of those Underlying ETFs. Investing in real estate securities (which include REITs) may subject Underlying ETFs to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest

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rates may also affect the value of the Underlying ETF's investments in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

Commodities Risk

Certain Underlying ETF's have investment exposure to the commodities markets which may subject them to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.

Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Because the performance of certain Underlying ETFs is linked to the performance of highly volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of shares of the Underlying ETFs.

Additional Investment Strategies

Each Fund may invest its remaining assets in municipal securities not included in its Underlying Index (only with respect to PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio), in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index), and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Funds in seeking performance that corresponds to its Underlying Index and in managing cash flows. Each Fund, except for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured

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National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, will not invest in money market instruments as part of a temporary defensive strategy to protect against potential securities market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day that NYSE is open) for additions and deletions to each Fund's Underlying Indexes to be reflected in the portfolio composition of the Fund.

Each of the policies described herein, excluding the 80% policy for each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend their portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked-to-market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The NAV of a Fund's Shares generally fluctuates with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

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Securities Lending

The Funds may engage in lending their portfolio securities to certain borrowers. A risk in lending portfolio securities consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Funds may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. Furthermore, because of the risks in delay of recovery, the Funds may lose the opportunity to sell the securities at a desirable price, and the Funds will generally not have the right to vote securities while they are being loaned. In addition, the Funds will bear the risk of loss of any cash collateral that they invest.

Swap Agreements Risk

The Funds may enter into swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect a Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The Funds intend to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks. Due to the current credit crisis, there is an increased possibility that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.

Each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio may invest in credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the purchaser in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the purchaser is required to pay the seller a periodic stream of payments over the term of the contract, provided that no event of default has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. The seller is subject to investment exposure on the notional amount of the swap. The purchase of a credit default swap involves the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default. These Funds will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked-to-market on a daily basis.

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Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust, the PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of more than $8.7 billion as of January 31, 2009. The Trust is currently comprised of 38 exchange-traded funds.

Invesco PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of each Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Phil Fang, Michael Jeanette, Jeff Kernagis and Jason Stoneberg, who perform various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Portfolio Managers

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002. Mr. Southard has managed each Fund since its inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser, Mr. Hubbard

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was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Philip Fang is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund (except PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio) since its inception. Prior to joining the Adviser, Mr. Fang was a portfolio manager and Executive Vice President at Lord Abbett & Co. from 1992 to 2007.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio since August 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007.

Jeffrey W. Kernagis is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund (except PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio) since its inception. Prior to joining the Adviser, Mr. Kernagis was a Portfolio Manager at Claymore Securities, Inc. from October 2005 to September 2007. Prior to that, Mr. Kernagis was a Senior Trader at Mid-States Corporate Federal Credit Union from January 2004 to October 2005 and a Vice President of Institutional Futures Sales at ABN Amro, Inc. from March 1994 to February 2003.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio since its inception. Mr. Stoneberg joined the Adviser as a research analyst in January 2006, after receiving a bachelor of science degree in Business and Economics from Wheaton College.

The Portfolio Managers may serve as a Portfolio Manager for one or more of the PowerShares ETFs.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Trust.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser's unitary management fee is designed to pay the Funds' expenses and to compensate the Adviser for providing service for the Funds.

A discussion regarding the Board of Trustees' basis for approving the Investment Advisory Agreement with respect to PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio is available in the annual report to shareholders for the period ended October 31, 2008. A discussion

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regarding the Board of Trustees' basis for approving the Investment Advisory Agreement with respect to PowerShares High Yield Corporate Bond Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio is available in the semi-annual report to shareholders for the period ended April 30, 2008. A discussion regarding the Board of Trustees' basis for approving the Investment Advisory Agreement with respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolio is available in the annual report to shareholders for the period ended October 31, 2007.

How to Buy and Sell Shares

The Shares are issued or redeemed by the Funds at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Funds in the secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds' Shares trade on NYSE Arca under the following symbols:

Fund	Symbol
PowerShares 1-30 Laddered Treasury Portfolio	PLW

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PAO

PowerShares Autonomic Balanced NFA Global Asset Portfolio	PCA

PowerShares Autonomic Growth NFA Global Asset Portfolio	PTO

PowerShares Emerging Markets Sovereign Debt Portfolio	PCY

PowerShares High Yield Corporate Bond Portfolio	PHB

PowerShares Insured California Municipal Bond Portfolio	PWZ

PowerShares Insured National Municipal Bond Portfolio	PZA

PowerShares Insured New York Municipal Bond Portfolio	PZT

PowerShares Preferred Portfolio	PGX

PowerShares VRDO Tax-Free Weekly Portfolio	PVI

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares (100,000 Shares with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares High Yield Corporate Bond Portfolio), as discussed in the "Creations, Redemptions and Transaction Fees" section below.

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Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The approximate value of Shares of each Fund will be disseminated every 15 seconds. With respect to those Funds that invest in foreign securities, as the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. This approximate value should not be viewed as a "real-time" update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Funds do not make any warranty as to the accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Trust's Board of Trustees has evaluated the risks of market timing activities by the Funds' shareholders. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), such trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund's ability to

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achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Funds' Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes both fixed and variable transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds' Shares.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchase

Cash Creations

Creation Units of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio generally are issued in exchange for cash only, calculated based on the NAV per share multiplied by the number of shares representing a Creation Unit ("Deposit Cash"), plus a fixed transaction fee as discussed below. The Funds also reserve the right to permit or require Creation Units to be issued in-kind. See "In-Kind Creations" below. When accepting purchases of Creation Units for cash, the Funds may incur additional costs associated with the acquisition of portfolio securities that would otherwise be provided by an in-kind purchaser.

In-Kind Creations

In order to purchase Creation Units of a Fund (and if permitted or required for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio), an investor must generally deposit a designated portfolio of securities constituting a substantial replication or a representation, of the securities included in the relevant Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." If in-kind creations are permitted or

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required for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio, the Adviser expects that the Deposit Securities should correspond pro rata, to the extent practicable, to the securities held by the applicable Fund. The list of the names and the numbers of shares of the Deposit Securities and Fund portfolio holdings information is made available by the Funds' custodian through the facilities of the NSCC immediately prior to the opening of business each day of NYSE Arca. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of the Funds and must be received by the principal underwriter in proper form no later than the close of regular trading on NYSE (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed Creation Transaction Fee of $500 is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. With respect to each Fund, an additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Funds may be issued in advance of receipt of all Deposit Securities, if applicable, subject to various conditions, including a requirement to maintain on deposit with the Funds cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Redemption

The Funds' custodian makes available immediately prior to the opening of business each day of NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units; however, with respect to PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, the Adviser expects Fund Securities

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should correspond pro rata to the extent practicable to the securities held by such Fund. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Funds' Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Funds' Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Funds' Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of the Funds may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on NYSE (ordinarily 4:00 p.m., Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m., Eastern time.

A fixed Redemption Transaction Fee of $500 is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.

An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid monthly for each Fund except with respect to PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio, which are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

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Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the Exchange, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid monthly for each Fund except with respect to PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio, which are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends paid by the Funds that are properly designated as exempt-interest dividends will not be subject to federal income tax. PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio intend to invest their assets in a manner such that a significant portion of their dividend distributions to shareholders will generally be exempt from federal income taxes (interest paid on municipal securities, however, may be subject to the AMT in the hands of corporate shareholders). Depending on a shareholder's state of residence, exempt-interest dividends from interest earned on municipal securities of a state or its political subdivisions may be exempt in the hands of such shareholder from income tax in that state. However, income from municipal securities of states other than the shareholder's state of residence generally will not qualify for tax-free treatment for such shareholder.

Distributions from the Funds' net investment income (other than net tax-exempt income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. In general, non tax-exempt distributions are subject to federal income tax when they are paid, regardless of whether you take them in cash or reinvest them in the applicable Fund. Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by the Funds to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Funds and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2011, and all dividends will be taxed at ordinary income rates.

If you lend your Fund Shares pursuant to securities lending or similar arrangements, you may lose the ability to treat Fund dividends (paid while the Shares are held by the borrower) as tax-exempt income. Also, interest on indebtedness incurred by a shareholder to purchase or carry Shares of the Funds will not be deductible for

102

federal income tax purposes. You should consult your financial intermediary or tax adviser before entering into such arrangements.

Exempt-interest dividends from the Funds are taken into account in determining the taxable portion of any Social Security or railroad retirement benefits that you receive.

Distributions in excess of the Funds' current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Any market discount recognized by a Fund on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

By law, the Funds may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or Social Security number.

The Funds intend to notify shareholders, generally within 60 days after the close of its taxable year, as to what portion of the Fund's distributions qualify as tax-exempt income, ordinary income and capital gains.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

103

New York State and City Tax Considerations for PowerShares Insured New York Municipal Bond Portfolio

To the extent that dividends from the Fund are derived from interest on New York and Puerto Rico tax-exempt securities, such dividends will also be exempt from New York State and City income taxes.

Interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, may not be deductible by the investor for State or City income tax purposes.

Shareholders who are New York residents will normally be subject to New York State or City income tax on dividends paid from interest income derived from taxable securities and on distributions of net capital gains. For New York State or City income tax purposes, distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares of the Fund and regardless of whether the distribution is received in additional shares or in cash. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to New York franchise taxes if received by a corporation doing business in New York, to state taxes in states other than New York and to local taxes.

California State Tax Considerations for PowerShares Insured California Municipal Bond Portfolio

To the extent that dividends from the Fund are derived from interest on California and Puerto Rico tax-exempt securities and certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issues or in certain other obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income taxes.

The portion of dividends constituting exempt-interest dividends is that portion (i) derived from interest on obligations which would be exempt from California tax if held by an individual, and (ii) designated by the Fund as exempt-interest dividends in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year. However, the total amount of dividends paid by the Fund to all of its shareholders with respect to any taxable year that can be treated as exempt-interest dividends for California tax purposes cannot exceed the difference between (i) the amount of interest received by the Fund during such year on obligations which pay interest excludable from California personal income under California law and (ii) the expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends designated by the Fund as exempt-interest dividends for a taxable year exceed the amount that may be treated as exempt-interest dividends for California tax purposes, only that percentage of each dividend distribution equal to the ratio of aggregate exempt-interest dividends to aggregate dividends so designated will be treated as an exempt-interest dividend for California tax purposes.

Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal alternative minimum tax purposes. Because California law does not impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.

104

Distributions other than exempt-interest dividends to shareholders are includable in income subject to the California alternative minimum tax. For California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Fund and regardless of whether the distribution is received in additional shares or in cash. In addition, unlike federal law, the shareholders of the Fund will not be subject to tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, generally will not be deductible by the investor for state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Code, a loss realized by a shareholder upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local tax on the Funds' distributions and sales of Funds' Shares. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds' Shares under all applicable tax laws. For more information, please see the SAI section "Taxes."

Distributor

Invesco Aim Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (formerly known as The Bank of New York) ("BONY") calculates the Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. NAV is calculated by

105

deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. The portfolio of municipal securities held by each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio is valued by an outside independent pricing service. The pricing service has informed the Trust that in valuing the Fund's portfolio securities it uses both a computerized grid of tax-exempt securities and evaluations by its staff. The Trust's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.

Common stocks and other equity securities are valued at the last sales price that day. Securities regularly traded in an OTC market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. Money market securities maturing in 60 days or less will be valued at amortized cost.

When price quotes are not readily available for other Fund investments, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Fund Service Providers

BONY, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10036, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

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PowerShares 1-30 Laddered Treasury Portfolio

	Year Ended October 31, 2008	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.64	$25.21
Net investment income**	0.99	0.07
Net realized and unrealized gain on investments	0.79	0.36
TOTAL FROM OPERATIONS	1.78	0.43
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(1.10)	—
Return of capital	(0.01)	—
TOTAL DISTRIBUTIONS	(1.11)	—
NET ASSET VALUE AT END OF PERIOD	$26.31	$25.64
SHARE PRICE AT END OF PERIOD***	$26.36
NET ASSET VALUE TOTAL RETURN****	7.00%	1.71%
SHARE PRICE TOTAL RETURN****	6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$63,147	$15,384
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.25%	0.25	%†
Net investment income	3.79%	4.55	%†
Portfolio turnover rate††	— (a)	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 1%.

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PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

	For the Period May 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$15.10
Net investment income**	0.19
Net realized and unrealized loss on investments	(5.60)
TOTAL FROM OPERATIONS	(5.41)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.11)
NET ASSET VALUE AT END OF PERIOD	$9.58
SHARE PRICE AT END OF PERIOD***	$9.34
NET ASSET VALUE TOTAL RETURN****	(36.04	)%(a)
SHARE PRICE TOTAL RETURN****	(37.64	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,666
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.25	%†
Net investment income	3.58	%†
Portfolio turnover rate††	78%
Undistributed net investment income included in price of units issued and redeemed**#	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day of trading on the Exchange) to October 31, 2008 was (35.74)%. The share price total return from Fund Inception to October 31, 2008 was (38.01)%.

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PowerShares Autonomic Balanced NFA Global Asset Portfolio

	For the Period May 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$15.08
Net investment income**	0.20
Net realized and unrealized loss on investments	(4.96)
TOTAL FROM OPERATIONS	(4.76)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.12)
NET ASSET VALUE AT END OF PERIOD	$10.20
SHARE PRICE AT END OF PERIOD***	$10.46
NET ASSET VALUE TOTAL RETURN****	(31.74	)%(a)
SHARE PRICE TOTAL RETURN****	(30.02	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,142
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.25	%†
Net investment income	3.64	%†
Portfolio turnover rate††	67%
Undistributed net investment income included in price of units issued and redeemed**#	$0.07

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the Exchange) to October 31, 2008 was (31.56)%. The share price total return from Fund Inception to October 31, 2008 was (30.94)%.

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PowerShares Autonomic Growth NFA Global Asset Portfolio

	For the Period May 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$15.12
Net investment income**	0.12
Net realized and unrealized loss on investments	(6.14)
TOTAL FROM OPERATIONS	(6.02)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.06)
NET ASSET VALUE AT END OF PERIOD	$9.04
SHARE PRICE AT END OF PERIOD***	$8.90
NET ASSET VALUE TOTAL RETURN****	(39.92	)%(a)
SHARE PRICE TOTAL RETURN****	(40.86	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,043
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.25	%†
Net investment income	2.36	%†
Portfolio turnover rate††	89%
Undistributed net investment income included in price of units issued and redeemed**#	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the Exchange) to October 31, 2008 was (39.44)%. The share price total return from Fund Inception to October 31, 2008 was (41.13)%.

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PowerShares Emerging Markets Sovereign Debt Portfolio

	Year Ended October 31, 2008	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.92	$25.50
Net investment income**	1.47	0.07
Net realized and unrealized gain (loss) on investments	(7.81)	0.35
TOTAL FROM OPERATIONS	(6.34)	0.42
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(1.48)	—
Return of capital	(0.01)	—
TOTAL DISTRIBUTIONS	(1.49)	—
NET ASSET VALUE AT END OF PERIOD	$18.09	$25.92
SHARE PRICE AT END OF PERIOD***	$16.69
NET ASSET VALUE TOTAL RETURN****	(25.83)%	1.65%
SHARE PRICE TOTAL RETURN****	(32.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$68,725	$15,552
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.50%	0.50	%†
Net investment income	5.85%	4.91	%†
Portfolio turnover rate††	48%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

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PowerShares High Yield Corporate Bond Portfolio

	For the Period November 13, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.84
Net investment income**	1.78
Net realized and unrealized loss on investments	(9.04)
TOTAL FROM OPERATIONS	(7.26)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(1.85)
NET ASSET VALUE AT END OF PERIOD	$15.73
SHARE PRICE AT END OF PERIOD***	$16.10
NET ASSET VALUE TOTAL RETURN****	(31.14	)%(a)
SHARE PRICE TOTAL RETURN****	(29.63	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,728
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.50	%†
Net investment income	9.35	%†
Portfolio turnover rate††	92%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception (November 15, 2008, first day trading on the Exchange) to October 31, 2008 was (30.64)%. The share price total return from Fund Inception to October 31, 2008 was (30.45)%.

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PowerShares Insured California Municipal Bond Portfolio

	Year Ended October 31, 2008	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.97	$24.90
Net investment income**	1.03	0.06
Net realized and unrealized gain (loss) on investments	(3.64)	0.01
TOTAL FROM OPERATIONS	(2.61)	0.07
DISTRIBUTION TO SHAREHOLDERS FROM:
Tax-exempt income	(1.10)	—
NET ASSET VALUE AT END OF PERIOD	$21.26	$24.97
SHARE PRICE AT END OF PERIOD***	$21.18
NET ASSET VALUE TOTAL RETURN****	(10.82)%	0.28%
SHARE PRICE TOTAL RETURN****	(11.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,011	$12,487
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after Waivers	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%	0.35	%†
Net investment income, after Waivers	4.42%	3.90	%†
Portfolio turnover rate††	20%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

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PowerShares Insured National Municipal Bond Portfolio

	Year Ended October 31, 2008	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.05	$24.92
Net investment income**	1.05	0.06
Net realized and unrealized gain (loss) on investments	(3.98)	0.07
TOTAL FROM OPERATIONS	(2.93)	0.13
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	— (a)	—
Tax-exempt income	(1.12)	—
TOTAL DISTRIBUTIONS	(1.12)	—
NET ASSET VALUE AT END OF PERIOD	$21.00	$25.05
SHARE PRICE AT END OF PERIOD***	$21.29
NET ASSET VALUE TOTAL RETURN****	(12.13)%	0.52%
SHARE PRICE TOTAL RETURN****	(10.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$174,317	$12,525
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after Waivers	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%	35	%†
Net investment income, after Waivers	4.55%	3.96	%†
Portfolio turnover rate††	63%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

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PowerShares Insured New York Municipal Bond Portfolio

	Year Ended October 31, 2008	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.95	$24.84
Net investment income**	1.02	0.05
Net realized and unrealized gain (loss) on investments	(3.72)	0.06
TOTAL FROM OPERATIONS	(2.70)	0.11
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	— (a)	—
Tax-exempt income	(1.11)	—
TOTAL DISTRIBUTIONS	(1.11)	—
NET ASSET VALUE AT END OF PERIOD	$21.14	$24.95
SHARE PRICE AT END OF PERIOD***	$21.27
NET ASSET VALUE TOTAL RETURN****	(11.22)%	0.44%
SHARE PRICE TOTAL RETURN****	(10.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,908	$14,971
RATIO TO AVERAG.E NET ASSETS OF:
Expenses, after Waivers	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%	0.35	%†
Net investment income, after Waivers	4.38%	3.83	%†
Portfolio turnover rate††	34%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

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PowerShares Preferred Portfolio

	For the Period January 28, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$20.06
Net investment income**	0.85
Net realized and unrealized loss on investments	(7.66)
TOTAL FROM OPERATIONS	(6.81)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.91)
Return of capital	(0.09)
TOTAL DISTRIBUTIONS	(1.00)
NET ASSET VALUE AT END OF PERIOD	$12.25
SHARE PRICE AT END OF PERIOD***	$12.62
NET ASSET VALUE TOTAL RETURN****	(35.04	)%(a)
SHARE PRICE TOTAL RETURN****	(33.14	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$191,171
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.50	%†
Net investment income	7.74	%†
Portfolio turnover rate††	52%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception (January 31, 2008, first day trading on the Exchange) to October 31, 2008 was (35.65)%. The share price total return from Fund Inception to October 31, 2008 was (34.67)%.

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PowerShares VRDO Tax Free Weekly Portfolio

	For the Period November 14, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.03
Net investment income**	0.84
Net realized and unrealized loss on investments	(0.02)
TOTAL FROM OPERATIONS	0.82
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	—	(a)
Tax-exempt income	(0.82)
TOTAL DISTRIBUTIONS	(0.82)
NET ASSET VALUE AT END OF PERIOD	$25.03
SHARE PRICE AT END OF PERIOD***	$25.05
NET ASSET VALUE TOTAL RETURN****	3.33	%(b)
SHARE PRICE TOTAL RETURN****	3.40	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$142,670
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.25	%†
Net investment income	3.71	%†
Portfolio turnover rate††	0%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations" with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount Represents less than $0.005.

(b)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the Exchange) to October 31, 2008 was 3.33%. The share price total return from Inception to October 31, 2008 was 3.40%.

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Index Providers

Mergent® is a registered trademark of Mergent, Inc.; Ryan is a trade name of Ryan Holdings, LLC; and each has been licensed for use by the Adviser. Mergent, Inc., ALM Research Solutions, LLC and Ryan Holdings, LLC, collectively are the Index Provider for PowerShares 1-30 Laddered Treasury Portfolio. The PowerShares 1-30 Laddered Treasury Portfolio is not sponsored, endorsed, sold or promoted by Mergent, ALM or Ryan. Mergent, ALM and Ryan make no representation or warranty, express or implied, to the shareholders of PowerShares 1-30 Laddered Treasury Portfolio or any member of the public regarding the advisability of investing in securities generally, in the Underlying Index particularly or the ability of any data supplied by Mergent, ALM or Ryan to track general stock market performance. Mergent, ALM and Ryan's only relationship to the Adviser is the licensing of certain trademarks and trade names of Mergent, ALM or Ryan, and of the data supplied by Mergent, ALM or Ryan, which is determined, composed and calculated by Mergent, ALM or Ryan without regard to PowerShares 1-30 Laddered Treasury Portfolio or its common shares. Mergent, ALM and Ryan have no obligation to take the needs of PowerShares or the shareholders of PowerShares 1-30 Laddered Treasury Portfolio into consideration when determining, composing or calculating the data supplied by Mergent, ALM or Ryan. Mergent, ALM and Ryan are not responsible for and have not participated in the determination of the prices of the Shares of PowerShares 1-30 Laddered Treasury Portfolio or the timing of the issuance or sale of such shares. Mergent, ALM or Ryan have no obligation or liability in connection with the administration, marketing or trading of PowerShares 1-30 Laddered Treasury Portfolio or its common shares. The PowerShares 1-30 Laddered Treasury Portfolio is entitled to use its Underlying Index pursuant to a sublicensing agreement with the Adviser.

New Frontier Advisors, acting under contract with New Frontier Management Company, LLC ("New Frontier Management"), is the Index Provider for PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio. Neither New Frontier Advisors nor New Frontier Management is affiliated with the Trust, the Adviser or the Distributor.

No entity that creates, compiles, sponsors or maintains an Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of a Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of Underlying ETFs in the Underlying Indexes.

Deutsche Bank Securities Inc. ("DB") is the Index Provider for PowerShares Emerging Markets Sovereign Debt Portfolio. DB is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with DB to use the DB Emerging Market USD Liquid Balanced Index. The PowerShares Emerging Markets Sovereign Debt Portfolio is entitled to use the DB Emerging Market USD Liquid Balanced Index pursuant to a sublicensing arrangement with the Adviser.

Wachovia Corporation and Wachovia Cap Markets (collectively, "Wachovia") serve as Index Provider for PowerShares High Yield Corporate Bond Portfolio and own intellectual property rights in the Underlying Index. The Wachovia High Yield Bond Index is a trademark of Wachovia Corporation and has been licensed for use by the Adviser. The PowerShares High Yield Corporate Bond Portfolio is not sponsored,

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endorsed, sold or promoted by Wachovia or its affiliates, and Wachovia makes no representation regarding the advisability of investing in PowerShares High Yield Corporate Bond Portfolio. The PowerShares High Yield Corporate Bond Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser. Wachovia has no obligation or liability in connection with the administration, marketing or issuance of the Shares of PowerShares High Yield Corporate Bond Portfolio.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") is the Index Provider for PowerShares Insured California Municipal Bond Portfolio, PowerShares National Insured Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio. Merrill Lynch is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Merrill Lynch to use each Fund's Underlying Index.

Municipal Market Data, a unit of Thomson Financial Services ("Thomson"), is the Index Provider for PowerShares VRDO Tax-Free Weekly Portfolio. Thomson and the Thomson Municipal Market Data VRDO Index are service marks of Thomson and have been licensed for use for certain purposes by the Adviser. The PowerShares VRDO Tax-Free Weekly Portfolio is not sponsored, endorsed, sold or promoted by Thomson or any of its affiliates or subsidiaries. Thomson and Municipal Market Data, as Index Provider, make no representation, express or implied, regarding the advisability of investing in this product. As the Index Provider, Thomson and Municipal Market Data are licensing certain trademarks, the Underlying Index and trade names, which are composed by Thomson and Municipal Market Data without regard to the Underlying Index, this product or any investor. The PowerShares VRDO Tax-Free Weekly Portfolio is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

The Ryan/Mergent 1-30 Year Treasury Laddered Index is a trademark of Ryan/Mergent and has been licensed for use for certain purposes by the Adviser. The New Frontier Global Dynamic Balanced Index, New Frontier Global Dynamic Growth Index and New Frontier Global Dynamic Balanced Growth Index are trademarks of New Frontier Advisors and have been licensed for use for certain purposes by New Frontier Management, LLC, which has sub-licensed the Underlying Indexes for use for certain purposes to the Adviser. The DB Emerging Markets USD Liquid Balanced Index is a trademark of DB and has been licensed for use for certain purposes by the Adviser. The Wachovia High Yield Bond Index is a trademark of Wachovia and has been licensed for use for certain purposes by the Adviser.

The Merrill Lynch California Insured Long-Term Core Municipal Securities Index, the Merrill Lynch National Insured Long-Term Core Municipal Securities Index, the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index and the Merrill Lynch Fixed Rate Preferred Securities Index (collectively, the "Underlying Merrill Lynch Indexes") are each a trademark of Merrill Lynch and have been licensed for

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use for certain purposes by the Adviser. Set forth below is a list of each Fund and its Underlying Index:

Fund	Underlying Index
PowerShares 1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced Growth IndexTM

PowerShares Autonomic Balanced NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced IndexTM

PowerShares Autonomic Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Growth IndexTM

PowerShares Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index

PowerShares High Yield Corporate Bond Portfolio	Wachovia High Yield Bond Index

PowerShares Insured California Municipal Bond Portfolio	Merrill Lynch California Insured Long-Term Core Municipal Securities Index

PowerShares Insured National Municipal Bond Portfolio	Merrill Lynch National Insured Long-Term Core Municipal Securities Index

PowerShares Insured New York Municipal Bond Portfolio	Merrill Lynch New York Insured Long-Term Core Municipal Securities Index

PowerShares Preferred Portfolio	Merrill Lynch Core Fixed Rate Preferred Securities Index

PowerShares VRDO Tax-Free Weekly Portfolio	Thomson Municipal Market Data VRDO Index

The PowerShares 1-30 Laddered Treasury Portfolio is not sponsored, endorsed, sold or promoted by Ryan/Mergent, and Ryan/Mergent does not make any representation regarding the advisability of investing in Shares of PowerShares 1-30 Laddered Treasury Portfolio.

Ryan/Mergent makes no representation or warranty, express or implied, to the owners of Shares of PowerShares 1-30 Laddered Treasury Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares of PowerShares 1-30 Laddered Treasury Portfolio particularly. Ryan/Mergent's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Ryan/Mergent trademarks and trade names of Ryan/Mergent and Ryan/Mergent 1-30 Year Treasury Laddered Index, which is composed by Ryan/Mergent without regard to the Distributor, the Adviser or the Trust. NYSE Arca acts as the exchange on which the Shares are traded.

The Ryan/Mergent 1-30 Year Treasury Laddered Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares of PowerShares 1-30 Laddered Treasury Portfolio. Ryan/Mergent has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares of PowerShares 1-30 Laddered Treasury Portfolio into consideration when determining, composing or calculating the Ryan/Mergent 1-30 Year Treasury Laddered Index. Ryan/Mergent is not responsible for and has not participated in the determination of the prices and amount of Shares of PowerShares 1-30 Laddered Treasury Portfolio or the timing of the issuance or sale of Shares of PowerShares 1-30 Laddered Treasury Portfolio or in the determination of any financial calculations relating thereto. Ryan/Mergent has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares of PowerShares 1-30 Laddered Treasury

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Portfolio. Ryan/Mergent does not guarantee the accuracy and/or the completeness of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein, and Ryan/Mergent shall have no liability for any errors, omissions, or interruptions therein. Ryan/Mergent makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares of PowerShares 1-30 Laddered Treasury Portfolio, or any other person or entity, from the use of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein. Ryan/Mergent makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein, PowerShares 1-30 Laddered Treasury Portfolio and the Trust or the Shares of PowerShares 1-30 Laddered Treasury Portfolio. Without limiting any of the foregoing, in no event shall Ryan/Mergent have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein, PowerShares 1-30 Laddered Treasury Portfolio, the Trust or the Shares of PowerShares 1-30 Laddered Treasury Portfolio, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares 1-30 Laddered Treasury Portfolio, owners of the Shares of PowerShares 1-30 Laddered Treasury Portfolio or any other person or entity from the use of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Ryan/Mergent 1-30 Year Treasury Laddered Index, even if notified of the possibility of such damages.

MERGENT, ALM AND RYAN DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY THEM OR ANY DATA INCLUDED THEREIN. MERGENT, ALM AND RYAN MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY MERGENT, ALM OR RYAN OR ANY DATA INCLUDED THEREIN. MERGENT, ALM AND RYAN MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY MERGENT, ALM OR RYAN OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERGENT, ALM OR RYAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio are not sponsored, endorsed, sold or promoted by New Frontier Management, LLC or New Frontier Advisors, and neither company makes any representation regarding the advisability of investing in Shares of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio,

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PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio.

There is no relationship between New Frontier Advisors and the Adviser other than a license by New Frontier Management to the Adviser of certain New Frontier Management or New Frontier Advisors trademarks and trade names, and the New Frontier Global Dynamic Balanced Index(TM), New Frontier Global Dynamic Growth Index(TM) and New Frontier Global Dynamic Balanced Growth Index(TM) for use by the Adviser. Such trademarks, trade names and Underlying Indexes have been created and developed by New Frontier Advisors or New Frontier Management without regard to and independently of the Adviser, its businesses, its development of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio, and/or any prospective investor.

New Frontier Advisors and New Frontier Management make no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio, or any other person or entity, from the use of the New Frontier Global Dynamic Balanced Index(TM), New Frontier Global Dynamic Growth Index(TM) and New Frontier Global Dynamic Balanced Growth Index(TM), or any data included therein in connection with PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio, or for any other use. New Frontier Advisors and New Frontier Management expressly disclaim all warranties and conditions of merchantability, title or fitness for a particular purpose or use, with respect to PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio or the New Frontier Global Dynamic Balanced Index(TM), New Frontier Global Dynamic Growth Index(TM) and New Frontier Global Dynamic Balanced Growth Index(TM) or to any data included therein, except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall New Frontier Advisors or New Frontier Management have any liability for any incidental, special, exemplary, punitive, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or tort (including negligence or otherwise), resulting from the use of the New Frontier Global Dynamic Balanced Index(TM), New Frontier Global Dynamic Growth Index(TM) and New Frontier Global Dynamic Balanced Growth Index(TM) or any data included therein.

The PowerShares Emerging Markets Sovereign Debt Portfolio is not sponsored, endorsed, sold or promoted by DB, and DB does not make any representation regarding the advisability of investing in Shares of PowerShares Emerging Markets Sovereign Debt Portfolio.

DB makes no representation or warranty, express or implied, to the owners of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares of PowerShares Emerging Markets Sovereign Debt Portfolio particularly. As the Index Provider for PowerShares Emerging Markets Sovereign Debt Portfolio, DB's only relationship to the Distributor, the Adviser or the Trust is through the licensing of certain trademarks and trade names of DB and the DB Emerging Market USD Liquid Balanced Index. NYSE Arca acts as the exchange on which the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio are traded.

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The DB Emerging Market USD Liquid Balanced Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio. DB has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio into consideration when determining, composing or calculating the DB 1-30 Year Treasury Laddered Index. DB is not responsible for and has not participated in the determination of the prices and amount of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio or the timing of the issuance or sale of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio or in the determination of any financial calculations relating thereto. DB has no obligation or liability in connection with the administration of the Trust or marketing of the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio. DB does not guarantee the accuracy and/or the completeness of the DB Emerging Market USD Liquid Balanced Index or any data included therein, and DB shall have no liability for any errors, omissions, or interruptions therein. DB makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio, or any other person or entity, from the use of the DB Emerging Market USD Liquid Balanced Index or any data included therein. DB makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the DB Emerging Market USD Liquid Balanced Index or any data included therein, PowerShares Emerging Markets Sovereign Debt Portfolio, the Trust or the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio. Without limiting any of the foregoing, in no event shall DB have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein, PowerShares Emerging Markets Sovereign Debt Portfolio, the Trust or the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the DB Emerging Market USD Liquid Balanced Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares Emerging Markets Sovereign Debt Portfolio, owners of the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio or any other person or entity from the use of the DB Emerging Market USD Liquid Balanced Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the DB Emerging Market USD Liquid Balanced Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the DB Emerging Market USD Liquid Balanced Index, even if notified of the possibility of such damages.

"Deutsche Bank" and "DB Emerging Market USD Liquid Balanced IndexSM" are reprinted with permission. ©Copyright 2007 Deutsche Bank AG. All rights reserved. "Deutsche Bank" and DB Emerging Market USD Liquid Balanced IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by the Adviser. The PowerShares Emerging Markets Sovereign Debt Portfolio is not sponsored, endorsed, sold or promoted by Deutsche Bank AG or any of its affiliates of subsidiaries. Deutsche Bank AG and Deutsche Bank Securities Inc., as Index Provider, make no representation, express or implied, regarding the advisability of investing in this product. As the Index Provider, Deutsche Bank AG and Deutsche Bank Securities Inc. are

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licensing certain trademarks, the underlying Index and trade names which are composed by Deutsche Bank AG and Deutsche Bank Securities Inc. without regard to this Index, this product or any investor.

The PowerShares Emerging Markets Sovereign Debt Portfolio is not sponsored, endorsed, sold or promoted by Deutsche Bank AG or any subsidiary or affiliate of Deutsche Bank AG, including Deutsche Bank Securities Inc. The Deutsche Bank DB Emerging Market USD Liquid Balanced Index is the exclusive property of Deutsche Bank AG. "Deutsche Bank" and "DB Emerging Market USD Liquid Balanced Index" are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by the Adviser. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Emerging Market USD Liquid Balanced Index makes any representation or warranty, express or implied, concerning the DB Emerging Market USD Liquid Balanced Index, PowerShares Emerging Markets Sovereign Debt Portfolio or the advisability of investing in securities generally. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Emerging Market USD Liquid Balanced Index has any obligation to take the needs of PowerShares Emerging Markets Sovereign Debt Portfolio, the Adviser, or its clients into consideration when determining, composing or calculating the DB Emerging Market USD Liquid Balanced Index. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Emerging Market USD Liquid Balanced Index is responsible for or has participated in the determination of the timing of, prices at, quantities or valuation of the Fund. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Emerging Market USD Liquid Balanced Index has any obligation or liability in connection with the administration, marketing or trading of PowerShares Emerging Markets Sovereign Debt Portfolio.

NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB EMERGING MARKET USD LIQUID BALANCED INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE DB EMERGING MARKET USD LIQUID BALANCED INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB EMERGING MARKET USD LIQUID BALANCED INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO FROM THE USE OF THE DB EMERGING MARKET USD LIQUID BALANCED INDEX OR ANY DATA INCLUDED THEREIN. NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB EMERGING MARKET USD LIQUID BALANCED INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DB EMERGING MARKET USD LIQUID BALANCED INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB EMERGING MARKET USD LIQUID BALANCED INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES

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OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DEUTSCHE BANK AG AND THE ADVISER.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Deutsche Bank trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Deutsche Bank to determine whether Deutsche Bank's permission is required. Under no circumstances may any person or entity claim any affiliation with Deutsche Bank without the written permission of Deutsche Bank.

The PowerShares High Yield Corporate Bond Portfolio is not sponsored, endorsed, sold or promoted by Wachovia and Wachovia does not make any representation regarding the advisability of investing in Shares of PowerShares High Yield Corporate Bond Portfolio.

Wachovia makes no representation or warranty, express or implied, to the owners of Shares of PowerShares High Yield Corporate Bond Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares of PowerShares High Yield Corporate Bond Portfolio particularly. Wachovia's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Wachovia trademarks and trade names of Wachovia and Wachovia High Yield Bond Index, which is composed by Wachovia without regard to the Distributor. NYSE Arca acts as the exchange on which the Shares of PowerShares High Yield Corporate Bond Portfolio are traded.

The Wachovia High Yield Bond Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. Wachovia has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares of PowerShares High Yield Corporate Bond Portfolio into consideration in determining, composing or calculating the Wachovia High Yield Bond Index. Wachovia is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Wachovia has no obligation or liability in connection with the administration of the Trust or marketing of the Shares of PowerShares High Yield Corporate Bond Portfolio. Wachovia does not guarantee the accuracy and/or the completeness of the Wachovia High Yield Bond Index or any data included therein, and Wachovia shall have no liability for any errors, omissions, or interruptions therein. Wachovia makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares of PowerShares High Yield Corporate Bond Portfolio, or any other person or entity, from the use of the Wachovia High Yield Bond Index or any data included therein. Wachovia makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wachovia High Yield Bond Index or any data included therein, PowerShares High Yield Corporate Bond Portfolio, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Wachovia have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Wachovia High Yield Bond Index or any data included therein, PowerShares High Yield Corporate Bond Portfolio, the Trust or the Shares of PowerShares High Yield Corporate Bond Portfolio, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Wachovia High Yield Bond Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be

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obtained by PowerShares High Yield Corporate Bond Portfolio, owners of the Shares of PowerShares High Yield Corporate Bond Portfolio or any other person or entity from the use of the Wachovia High Yield Bond Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wachovia High Yield Bond Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Wachovia High Yield Bond Index, even if notified of the possibility of such damages.

PowerShares High Yield Corporate Bond Portfolio is not sponsored, endorsed, sold or promoted by Wachovia. Wachovia makes no representation or warranty, express or implied, to Fund investors or any member of the public regarding the advisability of investing in securities generally or in PowerShares High Yield Corporate Bond Portfolio particularly or the ability of any data supplied by Wachovia to track high yield bond or other securities' performance. Wachovia's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of Wachovia and of the data supplied by Wachovia that is determined, composed and calculated by Wachovia without regard to the Fund or the Shares of PowerShares High Yield Corporate Bond Portfolio. Wachovia has no obligation to take the needs of PowerShares High Yield Corporate Bond Portfolio into consideration when determining, composing or calculating the Wachovia High Yield Bond Index. Wachovia has no obligation or liability in connection with the administration, marketing or trading of PowerShares High Yield Corporate Bond Portfolio. WACHOVIA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WACHOVIA HIGH YIELD BOND INDEX (THE "WACHOVIA INDEX") OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. WACHOVIA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY INVESTORS OR ANY OTHER PERSON FROM THE USE OF THE WACHOVIA INDEX OR POWERSHARES HIGH YIELD CORPORATE BOND PORTFOLIO THAT REFERENCE THE WACHOVIA HIGH YIELD BOND INDEX. WACHOVIA DISCLAIMS ALL WARRANTIES, EXPRESS, IMPLIED OR STATUTORY, INCLUDING WITHOUT LIMITATION THE IMPLIED WARRANTIES OF TITLE, MERCHANTABILITY, FITNESS FOR A PARTICULAR PURPOSE AND NONINFRINGEMENT. IN NO EVENT SHALL WACHOVIA HAVE ANY LIABILITY FOR ANY CONSEQUENTIAL, INCIDENTAL OR SPECIAL DAMAGES OR LOST PROFITS ARISING OUT OF OR IN CONNECTION WITH THE USE OF THE WACHOVIA HIGH YIELD BOND INDEX OR ANY DATA CONTAINED THEREIN.

Wachovia may provide services to the issuers of the securities included in the Wachovia High Yield Bond Index and may trade, as principal for its own account or on behalf of its customers, constituent securities comprising the Wachovia High Yield Bond Index. Wachovia may serve as authorized participant to PowerShares High Yield Corporate Bond Portfolio. Wachovia may structure products based on the Wachovia High Yield Bond Index, including mutual funds, which may impact the market value of the Wachovia High Yield Bond Index as well as the value of the securities comprising the Wachovia High Yield Bond Index. Wachovia earns fees tied to the assets indexed or benchmarked to the Wachovia High Yield Bond Index. Accordingly, Wachovia has an incentive to recommend products and services linked to the Wachovia High Yield Bond Index to its customers.

Any use, reproduction, distribution, publication, revision or display of the Wachovia Index requires a license from Wachovia.

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WACHOVIA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY THEM OR ANY DATA INCLUDED THEREIN. WACHOVIA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF POWERSHARES HIGH YIELD CORPORATE BOND PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE WACHOVIA HIGH YIELD BOND INDEX OR THE USE OF THE DATA SUPPLIED BY WACHOVIA OR ANY DATA INCLUDED THEREIN. WACHOVIA MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMs ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY WACHOVIA OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WACHOVIA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Bloomberg L.P. is not affiliated with the Adviser or Wachovia and does not approve, endorse, review or recommend Wachovia, the Adviser or PowerShares High Yield Corporate Bond Portfolio.

The PowerShares High Yield Corporate Bond Portfolio is based on the Wachovia High Yield Bond Index, and the value of such Wachovia High Yield Bond Index is derived from sources deemed reliable, but Bloomberg L.P., its affiliates and its suppliers do not guarantee the correctness or completeness of Wachovia High Yield Bond Index, their values or other information furnished in connection with Wachovia High Yield Bond Index. Bloomberg L.P. and its affiliates make no warranty, express or implied, as to results to be obtained by the Adviser, Wachovia, or any of their customers, PowerShares High Yield Corporate Bond Portfolio, or any other person or entity from the use of PowerShares High Yield Corporate Bond Portfolio, Wachovia High Yield Bond Index or any data or values included therein or in connection therewith. Bloomberg L.P. and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to PowerShares High Yield Corporate Bond Portfolio, Wachovia High Yield Bond Index or any data or values included therewith; and Bloomberg L.P. and its affiliates and their partners, its employees, subcontractors, agents, suppliers and vendors shall have no liability or responsibility, contingent or otherwise, for any injury or damages, whether caused by the negligence of Bloomberg L.P., its affiliates and its and their partners, employees, subcontractors, agents, suppliers or vendors or otherwise, arising in connection with PowerShares High Yield Corporate Bond Portfolio, Wachovia High Yield Bond Index or any data or values included therein or in connection therewith and shall not be liable for any lost profits, losses, punitive, incidental or consequential damages. Bloomberg L.P., its affiliates and its and their partners, employees, subcontractors, agents, suppliers or vendors shall not be responsible for or have any liability for any injuries or damages caused by errors, inaccuracies, omissions or any other failure in, or delays or interruptions of PowerShares High Yield Corporate Bond Portfolio, Wachovia High Yield Bond Index or any data or values included therein or in connection therewith, from whatever cause. Bloomberg L.P., its affiliates and its and their partners, employees, subcontractors, agents, suppliers or vendors are not responsible for the selection of or use of Wachovia High Yield Bond Index or any data or values included therein or in connection therewith, the accuracy and adequacy of PowerShares High Yield Corporate Bond Portfolio, Wachovia High Yield Bond Index or any data or values included therein or in connection therewith or information used by the Adviser or Wachovia and the resultant output thereof.

The Merrill Lynch California Insured Long-Term Core Municipal Securities Index, Merrill Lynch National Insured Long-Term Core Municipal Securities Index, Merrill

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Lynch NewYork Insured Long-Term Core Municipal Securities Index and the Merrill Lynch Core Fixed Rate Preferred Securities Index (collectively, the "Underlying Merrill Lynch Indexes") are not sponsored, endorsed, sold or promoted by Merrill Lynch and Merrill Lynch does not make any representation regarding the advisability of investing in Shares of such Funds.

There is no relationship between Merrill Lynch and the Distributor, the Adviser or the Trust other than a license by Merrill Lynch to the Adviser of certain marks, trademarks and tradenames and the Underlying Merrill Lynch Indexes, for use by the Adviser. Such trademarks, tradenames and Underlying Indexes have been created and developed by Merrill Lynch without regard to the Distributor, Adviser, the Trust, their businesses, the Underlying Indexes and/or any prospective investor.

"Merrill Lynch," "Merrill Lynch California Insured Long-Term Core Municipal Securities Index," "Merrill Lynch National Insured Long-Term Core Municipal Securities Index," "Merrill Lynch New York Insured Long-Term Core Municipal Securities Index" and "Merrill Lynch Fixed Rate Preferred Securities IndexSM" are reprinted with permission. ©Copyright 2007 Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved. "Merrill Lynch," "Merrill Lynch California Insured Long-Term Core Municipal Securities Index," "Merrill Lynch National Insured Long-Term Core Municipal Securities Index," "Merrill Lynch New York Insured Long-Term Core Municipal Securities Index" and "Merrill Lynch Core Fixed Rate Preferred Securities IndexSM" are service marks of Merrill Lynch and have been licensed for use for certain purposes by the Adviser. PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio are based on the Merrill Lynch California Insured Long-Term Core Municipal Securities Index, Merrill Lynch National Insured Long-Term Core Municipal Securities Index, Merrill Lynch New York Insured Long-Term Core Municipal Securities Index and Merrill Lynch Core Fixed Rate Preferred Securities IndexSM, respectively, and are not sponsored, endorsed, sold or promoted by Merrill Lynch. Merrill Lynch, as Index Provider for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Long-Term Core Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio, makes no representation, express or implied, regarding the advisability of investing in PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or the Underlying Merrill Lynch Indexes and does not guarantee the quality, accuracy or completeness of the Underlying Merrill Lynch Indexes or any Index-related data included herein or derived therefrom and assumes no liability in connection with their use. As the Index Provider, Merrill Lynch is licensing certain trademarks, the Underlying Indexes and trade names, which are composed by Merrill Lynch without regard to PowerShares, the Trust, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or any investor.

The PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio (and their Shares) are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes. The Underlying Merrill Lynch Indexes are the exclusive property of Merrill Lynch. "Merrill Lynch California Insured Long-Term Core Municipal Securities Index," "Merrill Lynch National Insured Long-Term Core Municipal Securities Index," "Merrill Lynch New York Insured Long-Term Core Municipal Securities Index" and "Merrill Lynch Core Fixed Rate Preferred Securities

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IndexSM" are service marks of Merrill Lynch and have been licensed for use for certain purposes by the Adviser. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes makes any representation or warranty, express or implied, to the owners of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio or PowerShares Preferred Portfolio particularly or the ability of the Underlying Merrill Lynch Indexes to track the corresponding market performance. Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and of the Underlying Merrill Lynch Indexes, which are determined, composed and calculated by Merrill Lynch without regard to the Adviser, the sponsor of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio or PowerShares Preferred Portfolio or the owners of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolio or PowerShares Preferred Portfolio. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes is responsible for or has participated in the determination of the timing of, prices at or quantities of the Shares of PowerShares Insured California Municipal Bond Portfolio or PowerShares Insured National Municipal Bond Portfolio or PowerShares Insured New York Municipal Bond Portfolio or PowerShares Preferred Portfolio to be issued or in the determination or calculation of the equation by which Shares in PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio or PowerShares Preferred Portfolio are to be redeemable for cash. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes has any obligation or liability in connection with the administration, marketing or trading of PowerShares Underlying Merrill Lynch Indexes.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY INVESCO POWERSHARES CAPITAL MANAGEMENT LLC, POWERSHARES EXCHANGE-TRADED FUND TRUST II, OWNERS OF POWERSHARES INSURED CALIFORNIA MUNICIPAL BOND PORTFOLIO, POWERSHARES INSURED NATIONAL MUNICIPAL BOND PORTFOLIO, POWERSHARES INSURED NEW YORK MUNICIPAL BOND PORTFOLIO OR POWERSHARES PREFERRED PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH

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INDEXES MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND INVESCO POWERSHARES CAPITAL MANAGEMENT LLC.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote these products without first contacting Merrill Lynch to determine whether Merrill Lynch's permission is required. Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

The PowerShares VRDO Tax-Free Weekly Portfolio is not sponsored, endorsed, sold or promoted by Thomson or any subsidiary or affiliate of Thomson, including Municipal Market Data. The Thomson Municipal Market Data VRDO Index is the exclusive property of Thomson. "Thomson" and "Municipal Market Data" are service marks of Thomson and have been licensed for use for certain purposes by the Adviser. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Thomson Municipal Market Data VRDO Index makes any representation or warranty, express or implied, concerning the Thomson Municipal Market Data VRDO Index, PowerShares VRDO Tax-Free Weekly Portfolio or the advisability of investing in securities generally. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Thomson Municipal Market Data VRDO Index has any obligation to take the needs of PowerShares VRDO Tax-Free Weekly Portfolio, the Adviser or its clients into consideration when determining, composing or calculating the Thomson Municipal Market Data VRDO Index. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Thomson Municipal Market Data VRDO Index is responsible for or has participated in the determination of the timing of, prices at, quantities or valuation of PowerShares VRDO Tax-Free Weekly Portfolio. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Thomson Municipal Market Data VRDO Index has any obligation or liability in connection with the administration, marketing or trading of PowerShares VRDO Tax-Free Weekly Portfolio.

NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY POWERSHARES VRDO TAX-FREE WEEKLY PORTFOLIO FROM THE USE OF THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX OR ANY DATA INCLUDED THEREIN. NEITHER

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THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES, Of MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THOMSON, ANY AFFILIATE OF THOMSON OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THOMSON AND THE ADVISER, POWERSHARES VRDO TAX-FREE WEEKLY PORTFOLIO OR THE DISTRIBUTOR.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Thomson trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Thomson to determine whether Thomson's permission is required. Under no circumstances may any person or entity claim any affiliation with Thomson without the written permission of Thomson.

The Intellidex Indexes (the "Underlying Intellidexes") are trademarks of NYSE Arca which are licensed for use by Invesco PowerShares Capital Management LLC in connection with PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Growth Portfolio and PowerShares Dynamic Small Cap Value Portfolio (the "Products"). The products are not sponsored, or endorsed by NYSE Arca, and NYSE Arca makes no warranty or representation as to the accuracy and/or completeness of the Indexes or the trading of the Products.

The Products are not sponsored or endorsed by NYSE Arca, and NYSE Arca makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in the Shares particularly or the ability of the product to track the performance of any sector of the stock market. NYSE Arca's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and Indexes, which are determined, composed and calculated by NYSE Arca without regard to the Products. NYSE Arca has no obligation to take the needs of the Products or their shareholders into consideration in determining, composing or calculating the Indexes. NYSE Arca is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares of the Products. In addition, NYSE Arca acts as the exchange on which the Shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. NYSE Arca has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration when determining, composing or calculating the Underlying Intellidexes. NYSE Arca is not responsible for and has not participated in the determination of the prices and amount of Shares, the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. NYSE Arca has no obligation or liability in connection with the administration of the Trust or marketing of the Shares.

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NYSE ARCA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE PRODUCTS, OWNERS OF THE SHARES OF THE PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYSE ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

None of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Japan Portfolio is sponsored, endorsed, sold or promoted by FTSE, and FTSE does not make any representation regarding the advisability of investing in Shares of these Funds.

FTSE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, FTSE's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the FTSE, FTSE RAFI Asia Pacific ex Japan Index, FTSE RAFI Developed Markets ex US Index and FTSE RAFI Japan Index.

The Shares of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Japan Portfolio are not in any way sponsored, endorsed, sold or promoted by FTSE, by the London Stock Exchange Plc (the "Exchange"), by The Financial Times Limited ("FT") or by Research Affiliates LLC ("RA"), and neither FTSE nor Exchange nor FT nor RA makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Sector Indexes or Underlying Index and/or the figure at which the said Underlying Sector Indexes or Underlying Index stand at any particular time on any particular day or otherwise. The Underlying Sector Indexes and Underlying Index are compiled and calculated by FTSE in conjunction with RA. However, neither FTSE nor the Exchange nor FT nor RA shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Sector Indexes or the Underlying Index, and neither FTSE nor the Exchange nor FT nor RA shall be under any obligation to advise any person of any error therein.

"FTSE®" is a trademark of the Exchange and FT and is used by the Adviser under license. "Research Affiliates" and "Fundamental Index" are trademarks of RA.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. FTSE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices. FTSE is not responsible for and has not participated in the determination of the prices and amount of Shares, the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. FTSE has no obligation or liability in connection with the administration of the Trust or marketing of the Shares. FTSE does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and FTSE shall have no liability for any errors, omissions, or interruptions therein. FTSE makes no warranty, express or

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implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices, trading based on the Underlying Indices, any data included therein in connection with PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Japan Portfolio or for any other use. FTSE expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Japan Portfolio, the Trust or the Shares except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall FTSE have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Japan Portfolio, the Trust or the Shares, even if notified of the possibility of such damages.

Zacks Investment Research's ("Zacks") only relationship to the Adviser, the Trust or the Distributor is Zack's licensing to the Adviser certain Zacks trademarks, Indexes and trade names, which are composed by Zacks without regard to the Adviser, the Funds or any investor.

The only relationship that Zacks has with the Adviser or Distributor of PowerShares Zacks Micro Cap Portfolio in connection with PowerShares Zacks Micro Cap Portfolio is that Zacks has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Zacks Micro Cap Value Index. The Zacks Micro Cap Value Index is selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Zacks Micro Cap Portfolio. Zacks has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Zacks Micro Cap Portfolio into consideration in the determination and calculation of the Zacks Micro Cap Value Index. Zacks is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the shares of PowerShares Zacks Micro Cap Portfolio or in the determination or calculation of the asset value of PowerShares Zacks Micro Cap Portfolio. Zacks does not have any obligation or liability in connection with the administration, marketing or trading of PowerShares Zacks Micro Cap Portfolio.

ZACKS SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO POWERSHARES ZACKS MICRO CAP PORTFOLIO OR THE ZACKS MICRO CAP VALUE INDEX. ZACKS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF POWERSHARES ZACKS MICRO CAP PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. ZACKS DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES ZACKS MICRO CAP PORTFOLIO, TO THE ZACKS MICRO CAP VALUE INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ZACKS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH POWERSHARES ZACKS MICRO CAP PORTFOLIO OR THE ZACKS MICRO CAP VALUE INDEX, EVEN IF ZACKS IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.

Premium/Discount Information

The following tables present information about the differences between the daily market price on secondary markets for Shares and each Fund's net asset value. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown for the Funds is for the fiscal year ended October 31, 2008 and each of the four last calendar quarters, as applicable.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

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PowerShares 1-30 Laddered Treasury Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08)
Greater than 0.5%	0.37%	6.25%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	12.31%	29.69%	7.81%	4.69%	13.11%
Between 0.0% and 0.25%	52.99%	31.25%	56.25%	59.38%	52.46%
Between -0.25% and 0.0%	30.97%	25.00%	34.38%	34.38%	31.15%
Between -0.25% and -0.5%	2.24%	4.69%	0.00%	1.55%	1.64%
Greater than -0.5%	1.12%	3.12%	1.56%	0.00%	1.64%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: October 11, 2007

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)
Greater than 0.5%	53.45%	45.31%	45.31%	31.03%
Between 0.25% and 0.5%	12.93%	9.38%	9.38%	24.14%
Between 0.0% and 0.25%	7.76%	9.38%	9.38%	17.24%
Between -0.25% and 0.0%	9.48%	7.81%	7.81%	24.14%
Between -0.25% and -0.5%	1.72%	0.00%	0.00%	3.45%
Greater than -0.5%	14.66%	28.12%	28.12%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: May 16, 2008

136

PowerShares Autonomic Balanced NFA Global Asset Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)
Greater than 0.5%	52.58%	56.25%	56.25%	34.48%
Between 0.25% and 0.5%	17.24%	7.81%	7.81%	44.83%
Between 0.0% and 0.25%	7.76%	3.13%	3.13%	10.34%
Between -0.25% and 0.0%	6.90%	4.69%	4.69%	6.90%
Between -0.25% and -0.5%	3.45%	6.25%	6.25%	3.45%
Greater than -0.5%	12.07%	21.87%	21.87%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: May 16, 2008

PowerShares Autonomic Growth NFA Global Asset Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)
Greater than 0.5%	66.39%	51.56%	51.56%	41.38%
Between 0.25% and 0.5%	13.79%	6.25%	6.25%	31.03%
Between 0.0% and 0.25%	6.03%	1.56%	1.56%	13.79%
Between -0.25% and 0.0%	5.17%	3.13%	3.13%	13.80%
Between -0.25% and -0.5%	0.86%	4.69%	4.69%	0.00%
Greater than -0.5%	7.76%	32.81%	32.81%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: May 16, 2008

137

PowerShares Emerging Markets Sovereign Debt Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08)
Greater than 0.5%	69.40%	43.75%	17.19%	96.87%	100.00%
Between 0.25% and 0.5%	5.97%	0.00%	17.19%	3.13%	0.00%
Between 0.0% and 0.25%	4.48%	4.69%	17.19%	0.00%	0.00%
Between -0.25% and 0.0%	4.48%	0.00%	17.19%	0.00%	0.00%
Between -0.25% and -0.5%	2.61%	3.13%	9.37%	0.00%	0.00%
Greater than -0.5%	13.06%	48.43%	21.87%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: October 11, 2007

PowerShares High Yield Corporate Bond Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08)
Greater than 0.5%	85.19%	89.06%	64.06%	92.19%	93.44%
Between 0.25% and 0.5%	4.94%	1.56%	12.50%	6.25%	0.00%
Between 0.0% and 0.25%	3.29%	1.56%	7.81%	1.56%	3.28%
Between -0.25% and 0.0%	1.23%	0.00%	3.13%	0.00%	1.64%
Between -0.25% and -0.5%	1.23%	3.13%	1.56%	0.00%	1.64%
Greater than -0.5%	4.12%	4.69%	10.94%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: November 15, 2007

138

PowerShares Insured California Municipal Bond Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08)
Greater than 0.5%	35.07%	31.25%	15.63%	21.88%	57.38%
Between 0.25% and 0.5%	17.91%	15.63%	12.50%	14.06%	14.75%
Between 0.0% and 0.25%	19.78%	14.06%	31.25%	25.00%	13.11%
Between -0.25% and 0.0%	13.06%	12.50%	23.44%	18.75%	6.56%
Between -0.25% and -0.5%	7.46%	7.81%	10.94%	14.06%	3.28%
Greater than -0.5%	6.72%	18.75%	6.24%	6.25%	4.92%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: October 11, 2007

PowerShares Insured National Municipal Bond Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08)
Greater than 0.5%	30.22%	50.00%	15.63%	12.50%	57.38%
Between 0.25% and 0.5%	19.40%	12.50%	14.06%	20.31%	26.23%
Between 0.0% and 0.25%	28.73%	10.94%	37.50%	40.63%	9.84%
Between -0.25% and 0.0%	14.55%	12.50%	18.75%	20.31%	4.92%
Between -0.25% and -0.5%	5.97%	6.25%	12.50%	6.25%	1.63%
Greater than -0.5%	1.13%	7.81%	1.56%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: October 11, 2008

139

PowerShares Insured New York Municipal Bond Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08)
Greater than 0.5%	37.31%	34.38%	28.13%	7.81%	57.38%
Between 0.25% and 0.5%	16.04%	14.06%	25.00%	10.94%	11.48%
Between 0.0% and 0.25%	18.28%	12.50%	26.56%	21.88%	8.20%
Between -0.25% and 0.0%	13.06%	18.75%	10.94%	21.88%	14.75%
Between -0.25% and -0.5%	7.84%	12.50%	7.81%	18.75%	1.64%
Greater than -0.5%	7.47%	7.81%	1.56%	18.74%	6.55%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: October 11, 2007

PowerShares Preferred Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08)
Greater than 0.5%	93.19%	95.32%	84.38%	95.31%	100.00%
Between 0.25% and 0.5%	3.14%	1.56%	6.25%	3.13%	00.00%
Between 0.0% and 0.25%	1.05%	0.00%	3.13%	0.00%	00.00%
Between -0.25% and 0.0%	0.52%	1.56%	0.00%	1.56%	00.00%
Between -0.25% and -0.5%	0.52%	1.56%	1.56%	0.00%	00.00%
Greater than -0.5%	1.58%	0.00%	4.68%	0.00%	00.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: January 31, 2007

140

PowerShares VRDO Tax-Free Weekly Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 10/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/08)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.82%	1.56%	3.13%	0.00%	0.00%
Between 0.0% and 0.25%	86.42%	73.44%	82.81%	93.75%	90.16%
Between -0.25% and 0.0%	10.70%	17.19%	14.06%	6.25%	9.84%
Between -0.25% and -0.5%	2.06%	7.81%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Fund Inception: November 15, 2007

Total Return Information

The table below presents information about the total return of each Underlying Index in comparison to the total return of the Funds. The information shown for the Funds is for the fiscal year ended October 31, 2008.

"Average annual total returns" represent the average annual change in value of an investment over the period indicated. Average annual total return information will be provided in the Funds' next annual update when such Fund completes a full fiscal year of operations. "Cumulative total returns" represent the total change in value of an investment over the period indicated. Each Fund's per Share NAV is the value of one Share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per Share of each Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which each Fund is listed for trading, as of the time that each Fund's NAV is calculated. Since the Fund's Shares typically do not trade in the secondary market until several days after each Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on

141

secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the Funds. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

	Average Annual Total Returns From October 31, 2007 through October 31, 2008	Average Annual Total Returns Since Inception through October 31, 2008	Cumulative Annual Total Returns Since Inception through October 31, 2008
PowerShares 1-30 Laddered Treasury Portfolio (At NAV)	7.00%	8.35%	8.77%
PowerShares 1-30 Laddered Treasury Portfolio (At Market)	6.95%	5.35%	5.33%
Ryan/Mergent 1-30 Year Treasury Laddered Index	7.12%	8.46%	9.00%
Barclays Capital Aggregate Treasury Index	7.76%	8.49%	9.03%
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (At NAV)	—	—	-35.74%
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (At Market)	—	—	-38.01%
New Frontier Global Dynamic Balanced Growth IndexTM	—	—	-34.82%
S&P 500® Index	—	—	-30.79%
PowerShares Autonomic Balanced NFA Global Asset Portfolio (At NAV)	—	—	-31.56%
PowerShares Autonomic Balanced NFA Global Asset Portfolio (At Market)	—	—	-30.94%
New Frontier Global Dynamic Balanced IndexTM	—	—	-30.68%
S&P 500® Index	—	—	-30.79%
PowerShares Autonomic Growth NFA Global Asset Portfolio (At NAV)	—	—	-39.44%
PowerShares Autonomic Growth NFA Global Asset Portfolio (At Market)	—	—	-41.13%
New Frontier Global Dynamic Growth IndexTM	—	—	-38.45%
S&P 500® Index	—	—	-30.79%
PowerShares Emerging Market Sovereign Debt Portfolio (At NAV)	-25.83%	23.50%	-24.62%

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	Average Annual Total Returns From October 31, 2007 through October 31, 2008	Average Annual Total Returns Since Inception through October 31, 2008	Cumulative Annual Total Returns Since Inception through October 31, 2008
PowerShares Emerging Market Sovereign Debt Portfolio (At Market)	-32.26%	-32.59%	-30.83%
DB Emerging Market USD Balanced Liquid Index	-25.34%	-22.74%	-23.95%
JP Morgan EMBI Global Index	-19.13%	-17.05%	-18.00%
High Yield Corporate Bond Portfolio (At NAV)			-30.64%
High Yield Corporate Bond Portfolio (At Market)	—	—	-30.45%
Wachovia High Yield Bond Index	—	—	-30.50%
Barclays Capital US Corporate HIgh Yield Index	—	—	-24.41%
S&P 500® Index			-31.88%
PowerShares Insured California Municipal Bond Portfolio (At NAV)	-10.82%	-10.06%	-10.58%
PowerShares Insured California Municipal Bond Portfolio (At Market)	-11.04%	-13.97%	-11.54%
Merrill Lynch California Insured Long-Term Core Municipal Securities Index	-10.28%	-9.45%	-10.00%
Barclays Capital Municipal Insured Index	-4.13%	-3.48%	-3.69%
PowerShares Insured National Municipal Bond Portfolio (At NAV)	-12.13%	-11.09%	-11.66%
PowerShares Insured National Municipal Bond Portfolio (At Market)	-10.64%	-13.76%	-11.25%
Merrill Lynch National Insured Long-Term Municipal Securities Index	-11.24%	-10.37%	-10.97%
Barclays Capital Municipal Insured Index	-4.13%	-3.48%	-3.69%
PowerShares Insured New York Municipal Bond Portfolio (At NAV)	-11.22%	-10.30%	-10.83%
PowerShares Insured New York Municipal Bond Portfolio (At Market)	-10.74%	-13.66%	-11.17%
Merrill Lynch New York Insured Long-Term Core Municipal Securities Index	-11.44%	-10.52%	-11.13%
Barclays Capital Municipal Insured Index	-4.13%	-3.48%	-3.69%
PowerShares Preferred Portfolio (At NAV)			-35.65%
PowerShares Preferred Portfolio (At Market)	—	—	-34.67%

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	Average Annual Total Returns From October 31, 2007 through October 31, 2008	Average Annual Total Returns Since Inception through October 31, 2008	Cumulative Annual Total Returns Since Inception through October 31, 2008
Merrill Lynch Fixed Rate Preferred Securities Index*	—	—	-36.01%
S&P Preferred Index	—	—	-36.18%
S&P 500® Index	—	—	-28.56%
PowerShares VRDO Tax-Free Weekly Portfolio (At NAV)	—	—	3.33%
PowerShares VRDO Tax-Free Weekly Portfolio (At Market)	—	—	3.40%
Thomson Municipal Market Data VRDO Index	—	—	2.90%
S&P 500® Index	—	—	-31.88%

*  As of February 13, 2009, the PowerShares Preferred Portfolio uses the Merrill Lynch Core Fixed Rate Preferred Securities Index as its Underlying Index.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds (except with respect to PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio) beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund.
With respect to PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio, for purposes of the 1940 Act, the Funds are treated as registered investment companies and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

Continuous Offering

The method by which Creation Unit Aggregations of Fund's Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly

144

to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the SEC an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, the Funds and the Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders, as applicable. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. More information about the fees, expenses, investment objectives, strategies and risks of the PowerShares ETFs in which PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio invest may be found in the prospectus for each PowerShares ETF at www.InvescoPowerShares.com. If you have questions about the Funds, Shares, the Underlying ETFs or you wish to obtain the SAI or Annual and/or Semi-Annual Report free of charge, or to make Shareholder inquiries, please:

Call:  Invesco Aim Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust II
c/o Invesco Aim Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

145

Information about the Funds (including the SAI) and the Underlying ETFs can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the SEC's Public Reference Section, Washington, D.C. 20549.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21977.

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PowerShares Exchange-Traded Fund Trust II
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-9

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated February 27, 2009

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated February 27, 2009 for PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, each a series of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 337-4246.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 38 portfolios. This SAI relates to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio (each a "Fund" and, together, the "Funds" ). All of the Funds are "non-diversified" and, as such, the Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

The other 27 funds of the Trust, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares International Listed Private Equity Portfolio and PowerShares MENA Frontier Countries Portfolio, are included in a separate prospectus.

The Funds are managed by Invesco PowerShares Capital Management LLC (the "Adviser").

The Funds (except PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio) offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio offer and issue Shares at NAV in Creation Unit Aggregations generally in exchange for cash, calculated based on the NAV per Share, multiplied by the number of Shares representing a Creation Unit, plus a fixed transaction fee; however, such Funds also reserve the right to permit or require Creation Units to be issued in exchange for Deposit Securities together with the deposit of a Cash Component.

The Funds' Shares are listed on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"). Fund Shares trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment with respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio, and generally in exchange for cash with respect to PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. Creation Units are aggregations of 50,000 Shares (100,000 Shares with respect to PowerShares

1

Emerging Markets Sovereign Debt Portfolio and PowerShares High Yield Corporate Bond Portfolio). The Trust may lower the number of Shares in a Creation Unit.

All Funds reserve the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objective

The investment objective of PowerShares 1-30 Laddered Treasury Portfolio is to seek investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Ryan/Mergent 1-30 Year Treasury Laddered Index (the "Underlying Index").

The investment objective of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Balanced Growth IndexTM (the "Underlying Index").

The investment objective of PowerShares Autonomic Balanced NFA Global Asset Portfolio is to seek investment results that correspond generally (before fees and expenses) to the price and yield performance of an index called the New Frontier Global Dynamic Balanced IndexTM (the "Underlying Index").

The investment objective of PowerShares Autonomic Growth NFA Global Asset Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Growth IndexTM (the "Underlying Index").

The investment objective of PowerShares Emerging Markets Sovereign Debt Bond Portfolio is to seek investment results that correspond generally to the price and yield (before fees and expenses) of an index called the DB Emerging Market USD Liquid Balanced Index (the "Underlying Index").

The investment objective of PowerShares High Yield Corporate Bond Portfolio is to seek investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Wachovia High Yield Bond Index (the "Underlying Index").

2

The investment objective of PowerShares Insured California Municipal Bond Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called the Merrill Lynch California Insured Long-Term Core Municipal Securities Index (the "Underlying Index").

The investment objective of PowerShares Insured National Municipal Bond Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called the Merrill Lynch National Insured Long-Term Core Municipal Securities Index (the "Underlying Index").

The investment objective of PowerShares Insured New York Municipal Bond Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index (the "Underlying Index").

The investment objective of PowerShares Preferred Portfolio is to seek investment results that correspond generally to the price and yield (before fees and expenses) of a securities index called the Merrill Lynch Core Fixed Rate Preferred Securities Index (the "Underlying Index").

The investment objective of PowerShares VRDO Tax-Free Weekly Portfolio is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Thomson Municipal Market Data VRDO Index (the "Underlying Index").

Investment Restrictions

The Board of Trustees of the Trust (the "Board of Trustees") has adopted as fundamental policies the Funds' respective investment restrictions numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

(1)  Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)  Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(3)  Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(5)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)  Issue senior securities, except as permitted under the 1940 Act.

3

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's Shares present at a meeting, if the holders of more than 50% of the Fund's Shares are present or represented by proxy, or (ii) more than 50% of the Fund's Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

(1)  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although each Fund (except PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio) may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4)  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

The investment objective of each of the Funds is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders. The 80% policy for each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio is a fundamental policy that can be changed only with the approval of the Board of Trustees and shareholders.

INVESTMENT POLICIES AND RISKS

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund's fiscal year-end by comparing the Fund's average monthly total returns, before fees and expenses, to the Underlying Index's average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the "tracking error" between the two. Tracking error means the variation between each Fund's annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one-year period by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's returns.

4

Fund of Funds Risk. Each of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio pursues its investment objective by investing its assets in securities of funds included in its respective Underlying Index, which includes funds advised by the Adviser or its affiliates ("PowerShares ETFs"), or, if the asset exposure sought by the Index Provider is not available through a PowerShares ETF, ETFs advised by unaffiliated entities (collectively, the "Underlying ETFs"), rather than investing directly in stocks, bonds, cash or other investments. Each Fund's investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in such Funds are subject to the risks associated with the Underlying ETFs in which the Fund invests. Each Fund will indirectly pay a proportional share of the asset-based fees of the Underlying ETFs in which it invests. There is a risk that each such Fund's Index Provider's evaluations and assumptions regarding the broad asset classes represented in each Underlying Index may be incorrect based on actual market conditions. In addition, at times the segments of the market represented by the Underlying ETFs may be out of favor and underperform other segments.

Bonds. Certain Funds may invest in bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. The PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Emerging Markets Sovereign Debt Bond Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (backed by specified collateral).

High Yield Securities. The PowerShares High Yield Corporate Bond Portfolio invests a large percentage of its assets in high yield debt securities, which are rated below investment grade and are commonly known as "junk bonds." Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and credit risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. In addition, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; and (iii) greater price variability and credit risks of certain high yield securities such as zero coupon and payment-in-kind securities. While these risks

5

provide the opportunity for maximizing return over time, they may result in greater volatility of the value of the Fund than a fund that invests in higher-rated securities.

Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield securities held by the Fund.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value per share of the Fund. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because there is less reliable, objective data available.

The use of credit ratings as a principal method of selecting high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Privately Issued Securities. The PowerShares Preferred Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund.

Ratings. An investment grade rating means the security or issuer is rated investment-grade by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings, Ltd. ("Fitch") or another nationally recognized statistical rating organization ("NRSRO"), or is unrated but considered to be of equivalent quality by the Adviser. Bonds rated Baa by Moody's or BBB by S&P or above are considered "investment grade" securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics; and bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

U.S. Government Obligations. Certain Funds may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association, certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Bank notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Municipal Securities. Each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio will invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal securities share the attributes of debt/fixed income securities in general, but are generally issued by

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states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law that pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). In addition, each Fund may invest in lease obligations. Lease obligations may take the form of a lease or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities.

Municipal Securities Risks. An investment in each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio should also be made with an understanding of the risks inherent in an investment in municipal securities. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond, however, with respect to PowerShares VRDO Tax-Free Weekly Portfolio, the bonds in which the Fund invests pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Unlike fixed rate bonds, since the bonds in which PowerShares VRDO Tax-Free Weekly Portfolio invests bear income at an interest rate that is adjusted periodically, the value of the underlying "variable-rate" bonds will fluctuate much less in response to market interest rate movements than the value of fixed rate bonds. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. The Funds may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for each Fund to value accurately than securities of public corporations. Since each Fund invests a significant portion of its portfolio in municipal securities, each Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities.

Some longer-term municipal securities give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request—usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Funds would hold the longer-term security, which could experience substantially more volatility.

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Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Prices and yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, municipal securities may be more difficult to value than securities of public corporations.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Tax Risks Associated with Municipal Securities. There is no guarantee that the PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, and the PowerShares VRDO Tax-Free Weekly Portfolio's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Municipal Insurance. A municipal security may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

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Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the investment objective and policies of each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. There is also the possibility that as a result of litigation or other conditions, power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Funds' municipal securities in the same manner. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Funds.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board of Trustees, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price,

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including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Mortgage Pass-Through Securities Risk. Certain Underlying ETFs in which PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio invest may invest in mortgage pass-through securities. The term "U.S. agency mortgage pass-through security" refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association, the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Merrill Lynch U.S. Corporate, Government & Mortgage Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, certain Underlying ETFs seek to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. Certain Underlying ETFs intend to use TBA transactions in several ways. For example, certain Underlying ETFs expect to regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll," Underlying ETFs generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement

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for future delivery of pools of mortgage pass-through securities. In addition, the Underlying ETF may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose an Underlying ETF, and therefore the Fund, to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, Underlying ETFs will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. The use of "TBA rolls" may cause an Underlying ETF to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Underlying ETFs.

Certain Underlying ETFs intend to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with the Adviser. Such Underlying ETFs will assume their pro rata share of fees and expenses of any money market fund that it may invest in, in addition to its own fees and expenses.

Money Market Instruments. Each Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime 1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies (except PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio) is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Derivatives Risk. The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If a Fund or an Underlying ETF uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of a Fund's portfolio or the portfolio of an Underlying ETF. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with a Fund or an underlying fund.

Leverage Risk. The use of derivatives may give rise to a form of leverage. Leverage may cause a Fund's portfolio or the portfolio of an Underlying ETF, and therefore the portfolios of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio, to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by a Fund or an Underlying ETF.

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Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment company claims an exclusion from regulation as a commodity pool operator. Each Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, each Fund is not subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectus and this SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a

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performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, there is no guarantee that a liquid market will exist for a futures contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting a Fund to substantial losses. In the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net

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basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect a Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the "Principal Risks of Investing in the Fund" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of municipal securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stock. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stock which typically has a liquidation preference and which may have stated optional or mandatory redemption provisions, common stock has neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

The Funds are not actively managed by traditional methods, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the securities held by a Fund unless the securities of such issuer are removed from its respective Underlying Index.

An investment in each Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. In addition, the use of a representative sampling approach by each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York

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Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio may cause such Funds to not be as well correlated with the return of its respective Underlying Index as would be the case if the Fund purchased all of the securities in its respective Underlying Index in the proportions represented in such Underlying Index. It is also possible that, for short periods of time, a Fund may not fully replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of the securities. It is also possible that the composition of a Fund may not exactly replicate the composition of its respective Underlying Index if the Fund has to adjust its portfolio holdings in order to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

Special Risk Considerations Relating to California Municipal Securities

As described in the Prospectus, under normal circumstances, PowerShares Insured California Municipal Bond Portfolio will invest at least 80% of its total assets in the securities that comprise the Merrill Lynch California Insured Long-Term Core Municipal Securities Index. The portfolio of the Fund may include securities issued by the State of California, by its various public bodies (the "Agencies") and/or by other municipal entities located within the State of California (securities of all such entities are referred to herein as "California municipal securities"). In addition, the specific California municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such an official statement, together with any updates or supplements thereto, generally may be obtained upon request to the Treasurer's office of the State of California. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State of California that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State of California. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no assurance on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within the State of California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.

General Economic Conditions

The State of California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. The State of California, like the rest of the nation, has experienced a severe economic downturn. The outlook for the California economy is for negative growth in 2009, followed by weak growth in 2010. Both the California and national economies continue to face falling home prices, worsening credit availability, shrinking equity values and growing job loses. Both economies are likely to be very weak in the first half of 2009 and it is

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difficult to gauge how long it will be before the economies recover. As a result of these economic difficulties, estimates project that the State of California faces a budget deficit in fiscal year 2008-09 of $14.8 billion that could grow to $41.6 billion in fiscal year 2009-10 if unaddressed.

The housing slump has been deeper in the State of California than most states, and declining prices and increasing subprime mortgage rates have led to record mortgage delinquencies and home foreclosures in the State of California. Upward resets of subprime mortgage rates have made payments unaffordable for many borrowers in the State, and several large financial institutions have reported substantial losses on subprime mortgages and securities backed by these mortgages. In addition, uncertainty about the mortgage market and increased financial market volatility have prompted lenders to tighten credit standards. Sales of existing single-family detached homes were down 26% in 2007 and 21% for the first four months of 2008, as compared to the same periods in 2006. New housing permits were down 37% in 2007 and 60% for the first seven months of 2008, as compared to the same periods in 2006. The median price of sold existing homes was $350,140 in August 2008, 40.5% lower than August 2007. Private-sector nonresidential building also continued to slow in 2008 and is expected to be down considerably from 2007. Nonetheless, the State's housing sector may be showing signs of reduced slowing as residential permits appear to be stabilizing at low levels and monthly job construction losses have become smaller. Sales of existing homes have picked up considerably, although distressed properties account for a significant portion of those sales.

Employment data also reflect the difficult economy. Nonfarm payroll employment is forecast to fall by 1.6% in 2009 and 0.5% in 2010, as compared to a 0.6% decline in 2008. The State of California's unemployment rate rose from 5.9% in January 2008 to 8.4% in November 2008. The Governor's office has forecast that the State's unemployment rate could exceed 10% during some periods of 2009 and 2010. Personal income in the State of California is projected to grow 2% in 2009 and 2.1% in 2010, as compared to 3.7% in 2008. Taxable sales in California have continued to decelerate, with third quarter 2008 sales 4% lower than second quarter sales. New vehicle registrations also continued to fall.

State of California Government

The State of California's Constitution provides for three separate branches of government: the legislative, the judicial and the executive. The Constitution guarantees the electorate the right to make basic decisions, including amending the Constitution and local government charters. In addition, the State of California's voters may directly influence the State of California's government through the initiative, referendum and recall processes.

Local Governments

The primary units of local government in California are the counties, which range in population from approximately 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIII A to the State of California's Constitution ("Proposition 13"), was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

Subsequent to the adoption of Proposition 13, the State of California provided aid to local governments from the General Fund; however, during the recession of the early 1990s, the Legislature eliminated most components of aid to local government entities but provided additional revenue sources, such as sales taxes, and reduced certain mandates for local services. The 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 dramatically changed the State-local fiscal relationship. These statutory and Constitutional changes implemented an agreement negotiated between the Governor and local government officials (the "state-local agreement") in connection with the 2004 Budget Act. One such change relates to the reduction of the vehicle license

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fee ("VLF") rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which have previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change was replaced by an increase in the amount of property tax they receive.

As part of the state-local agreement, Proposition 1A was approved by voters at the November 2004 election. Proposition 1A amended the State of California Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State of California's access to local governments' property, sales and VLF revenues as of November 3, 2004. Effective fiscal year 2008-09, the State of California may borrow up to 8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State of California fiscal hardship, two-thirds of both houses of the Legislature approve the borrowing and may borrow the amount borrowed is required to be paid back within three years. The State of California also may not borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years, and only if previous borrowings have been repaid. In addition, the State of California cannot reduce the local sales tax rate or restrict the authority of local governments to impose or change the distribution of the statewide local sales tax. Proposition 1A also prohibits the State of California from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State of California does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended. In addition, Proposition 1A expanded the definition of what constitutes a mandate to encompass State of California action that transfers financial responsibility to cities, counties and special districts for a required program for which the State of California previously had partial or complete responsibility. The State of California mandate provisions of Proposition 1A do not apply to schools or community colleges or to mandates relating to employee rights.

State of California Finances

The moneys of the State of California are segregated into the General Fund and over 900 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State of California Treasury and is not required by law to be credited to any fund and earnings from the investment of State of California moneys not allocable to another Fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State of California.

The following is a summary of the State of California's major revenue sources:

•  Personal Income Tax. The State of California personal income tax, modeled after the federal income tax laws, accounts for a significant portion of General Fund tax revenues. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.0% to 9.3%. The personal income tax is adjusted annually by the change in the consumer price index. Taxpayers may be subject to an alternative minimum tax ("AMT"), similar to the federal AMT. In addition, Proposition 63, approved by the voters in the November 2004 election, imposes a 1% surcharge on taxpayers with taxable income over $1 million. The proceeds of the tax surcharge are required to be used to expand county mental health programs. The personal income tax structure is considered to be highly progressive. Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains and stock option tax receipts have accounted for as much as 14.8% or as little as 4.5% of General Fund revenues in the last 10 years. The Governor's Budget for 2009-10 estimates that capital gains and stock option tax receipts will account for 5.6% of General Fund revenue and transfers in 2008-09 and 4.7% in 2009-10.

•  Sales Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. As of January 1, 2009, the breakdown of the state and local sales tax rates is as follows: 5% imposed as a State of California General Fund tax; 0.5% dedicated to local government for

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health and welfare program realignment (Local Revenue Fund); 0.5% dedicated to local governments for public safety services (Local Public Safety Fund); up to 1% local tax imposed by city and county ordinance for general-purpose use; 0.25% dedicated to county transportation purposes and 0.75% for city and county general-purpose use; 0.25% deposited into the Economic Recovery Fund to repay the State of California's economic recovery bonds; and up to 2.0% for local transactions and use taxes. Senate Constitutional Amendment No. 4, approved by the voters as Proposition 1A in the November 2004 election, amended the State of California's Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by restricting the State of California from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions.

•  Corporation Tax. The State of California's corporate tax revenue is derived from franchise tax, corporate income tax, additional taxes on banks and other financial corporations, an AMT similar to the federal AMT and a tax on the profits of Sub-Chapter S corporations.

•  Insurance Tax. The majority of insurance written in the State of California, subject to certain exceptions, is subject to a 2.35% gross premium tax.

•  Estate Tax; Other Taxes. The State of California estate tax is based on the State of California death tax credit allowed against the federal estate tax and is designed to pick up the maximum credit allowed against the federal estate tax return. The State of California estate tax was eliminated beginning in 2005 in conjunction with the phase out of the federal estate tax. After December 31, 2010 the federal estate tax will be reinstated along with the State of California estate tax, unless future federal legislation is enacted to make the provisions eliminating the tax permanent. Other sources of General Fund revenue include inheritance and gift taxes, cigarette taxes, alcoholic beverage taxes, horse racing license fees and trailer coach license fees.

State of California Budget Process

The State of California's fiscal year begins on July 1st and ends on June 30th of the following year. Under the State of California Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). State of California law requires the annual proposed Governor's Budget to provide for projected revenues equal to or in excess of projected expenditures for the ensuing fiscal year. Following the submission of the Governor's Budget, the Legislature takes up the proposal. During late spring, usually in May, the Department of Finance submits revised revenue and expenditure estimates for both the current and budget years to the Legislature. This update process is referred to as the May Revision. The Budget Act, which follows the May Revision, must be approved by a two-thirds majority vote of each House of the Legislature.

Appropriations also may be included in legislation other than the Budget Act. With limited exceptions, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State of California's Constitution.

The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

The Balanced Budget Amendment ("Proposition 58") requires the State of California to enact a balanced budget, establishes a special reserve in the General Fund, restricts future borrowings to cover budget deficits, and provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State of California would, in some cases, have to take more immediate actions to correct

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budgetary shortfalls. Proposition 58 also prohibits certain future borrowings to cover budget deficits. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but do not apply to certain short-term and inter-fund borrowings.

In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise the State of California's taxes, have restricted the use of the State of California's General Fund or special fund revenues, or have otherwise limited the Legislature and Governor's discretion in enacting budgets. Examples of constraints on the budget process include Proposition 13 (requiring a two-thirds vote in each House of the Legislature to change State of California taxes enacted for the purpose of increasing revenues collected), Proposition 98 (requiring a minimum percentage of General Fund revenues be spent on local education), Proposition 49 (requiring expanded State of California funding for before and after school programs), Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues) and Proposition 63 (imposing a 1% tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the Legislature or Governor from redirecting funds now used for mental health services).

Current State of California Budget

On September 23, 2008, the State of California Governor Arnold Schwarzenegger signed the State's Budget, which came a record 85 days late. The 2008 Budget Act addressed the projected $24.3 billion budget deficit and projected a modest reserve of $1.7 billion in 2008-09, although it projected a deficit of $1.0 billion in 2009-10. While the Budget did not resolve the State's persistent structural budget deficit, it included a budget reform measure that is aimed at stabilizing the Budget while avoiding borrowing from local governments or transportation funds. Expenditure reductions account for 47% of all savings, more than any other category. As a result of these reductions, the Budget held General Fund spending to virtually no growth in 2008-09—$103.4 billion in 2008-09 compared to $103.3 billion in 2007-08. The Budget included a reduction of $850 million in the General Fund, or 1% below the amounts proposed in the budget bill adopted by the Legislature. This reduction is due to: (i) $510 million in General Fund vetoes and (ii) $340 million in General Fund savings due to the delay in enacting this Budget and the effect of Executive Order S-09-08. The budget delay slowed or halted many activities of government for nearly three months, and the Executive Order terminated the services of temporary employees and reduced overtime for State employees.

Economic conditions have deteriorated substantially since the Governor signed the 2008 Budget Act, reflecting the severity of the housing downturn, rising unemployment and weak consumer spending at both the State and national levels. This deterioration was reflected in General Fund revenue collections for the month of September 2008, which were $923 million below forecast, and the revenues collected in November 2008, which were $1.3 billion, or 18.5% below expectations. In a statement released October 1, 2008, State Controller John Chiang indicated that based on projected declines in revenues coupled with questionable cash solutions in the State Budget, the State of California will need to borrow $7 billion to meet all of its obligations through the fiscal year ending June 30, 2009. The State sold $5 billion of Revenue Anticipation Notes ("RANs") in a public offering during the week of October 13, 2008, but cancelled the November sale of the remaining $2 billion in RANs. Governor Schwarzenegger indicated that if California is unable to obtain the necessary level of financing to maintain government operations, it may be forced to turn to the Federal Treasury for short-term financing.

In light of economic developments since enactment of the 2008 Budget, Governor Schwarzenegger ordered a special session of the Legislature and proposed a variety of spending reductions and revenue increases to bring spending closer in line with available revenues. Governor Schwarzenegger declared a fiscal emergency for the second time in December 2008, stating that the budget deficit will reach $41.6 billion through June 2010 if no action is taken. The Governor has called for a combination of $4.5 billion in cuts and $4.7 billion in new revenues from tax law changes to address the State of California's widening $15 billion deficit. The proposals include a plan to temporarily increase State sales tax to 8.75% from 7.25% for 3 years, as well as adding a 9.9%-per-barrel severance tax on oil drilled in the State. Despite these efforts to close the budget gap, it is anticipated that there will be a substantial budget deficit in 2009-10. As of the Governor's 2008-09 special session, the California

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Department of Finance estimates that General Fund revenues will be approximately $567 million lower in 2007-08, $10.7 billion lower in 2008-09, and $13 billion lower in 2009-10 than earlier projections.

The 2009-10 Governor's Budget, released on January 9, 2009, projected a current year deficit of $14.8 billion, which, if unaddressed, could grow to $41.6 billion by the end of the 2009-10 fiscal year. The Budget includes additional revenue measures but projects that 2008-09 General Fund revenues will still decrease by $10.9 billion from the 2008 Budget Act level. The proposed revenue measures are projected to increase revenues by 7.2% in 2009-10 compared to the revised 2008-09 revenue estimate. To close the projected shortfall, the administration has proposed to reduce General Fund expenditures by $11 billion from the 2008 Budget Act level and increase expenditures by 3.4% in 2009-10 compared to the revised 2008-09 expenditure levels. The Budget noted that it will not be possible for the State to continue managing its cash flow into the budget year in the absence of a substantial infusion of cash. The Budget proposes selling reimbursement warrants ("RAWs") in July 2009, which the Budget proposes repaying no later than June 30, 2011.

The above discussion of the fiscal year 2008-09 budget and the Governor's Budget for 2009-10 is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State of California and the nation, and there can be no assurance that the estimates will be achieved.

State of California Indebtedness and Other Obligations

The State of California Treasurer is responsible for the sale of debt obligations of the State of California and its various authorities and agencies. Current State of California debt obligations include:

•  General Obligation Bonds. The State of California's Constitution prohibits the creation of general obligation indebtedness of the State of California unless a bond measure is approved by a majority of the electorate voting at a general election or direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund.

Under the State of California's Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of September 1, 2008, the State of California had outstanding approximately $57.6 billion aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of $56.8 billion of long-term general obligation bonds. In response to the Governor's proposal for a $220 billion infrastructure plan, the Legislature approved a $115.8 billion Strategic Growth Plan, which includes $50.1 billion in existing funding, $28.4 billion in new leveraged funding sources, and approximately $37.3 billion in new general obligation bonds that were approved by voters as four propositions in November 2006. The four propositions are dedicated to the following programs: (i) $19.9 billion for transportation improvements, air quality and port security, (ii) $10.4 billion for school modernization and construction, (iii) $4.1 billion for flood control and prevention and levee repair, and (iv) $2.9 billion for affordable housing programs.

Other significant new general obligation bond authorizations include $5.4 billion in bonds for water quality and flood control approved by voters in November 2006. Court challenges to the $3 billion, 10-year bond program to support stem cell research ended in May 2007, and the State of California began issuing the first $250 million tranche in October 2007. Proceeds of the initial issuance will be used in part to repay a $150 million loan from the State General Fund to support the research while litigation was pending. The State of California Treasurer's Office estimates that approximately $8.25 billion of new general obligation and lease-revenue bonds will be sold in fiscal year 2007-08, of which approximately $6.75 billion has been issued through May 31, 2008. In addition, in November 2008, voters approved a $9.95 billion bond measure to finance a portion of the cost of a high speed rail system connecting Northern and Southern California, initiative measures to authorize

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$980 million of general obligation bonds to finance children's hospitals, and $900 million of general obligation bonds to provide loans for the State's veterans' farm and home purchase program.

•  Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may, in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or refunded by the issuance of long-term bonds. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $2.5 billion in aggregate principal amount at any time. This amount may be increased or decreased in the future. As of May 1, 2008, the State of California had $933 million aggregate principal amount of general obligation commercial paper notes outstanding.

•  Lease-Purchase Obligations. The State of California builds and acquires facilities through the use of lease purchase borrowing, in addition to general obligation bonds. Under these arrangements, the State of California Public Works Board, another State of California or local agency or a joint powers authority issues bonds to pay for the construction of facilities, such as office buildings, university buildings or correctional institutions. These facilities are leased to a State of California agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State of California had approximately $7.8 billion General Fund-supported lease-purchase obligations outstanding as of September 1, 2008. The State Public Works Board, which is authorized to sell lease revenue bonds, had $10.7 billion authorized and unissued as of January 1, 2008, which includes $7.4 billion of new authorizations approved in 2007 for corrections facilities. In addition, as of that date, certain joint powers authorities were authorized to issue approximately $81 million of revenue bonds to be secured by state leases.

•  Non-Recourse Debt. Certain State of California agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State of California revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. State of California agencies and authorities had $50.7 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of December 31, 2007.

•  Economic Recovery Bonds. The California Economic Recovery Bond Act ("Proposition 57") was approved by the voters on March 2, 2004. Proposition 57 authorizes the issuance of up to $15 billion in economic recovery bonds ("ERBs") to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State's full faith and credit. However, moneys in the General Fund will only be used in the event the dedicated sales and use tax revenue is insufficient to repay the bonds. In May and June, 2004, the State issued $10.9 billion principal amount of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.3 billion (of which, for budgetary purposes, approximately $9.2 billion was applied to the 2002-03 fiscal year and approximately $2.0 billion was applied to offset fiscal year 2004-05 General Fund expenditures). In order to relieve cash flow and budgetary shortfalls identified in the 2008-09 Governor's Budget, the State issued $3.2 billion of ERBs on February 14, 2008, generating net proceeds of $3.3 billion which were transferred to the General Fund. This represented the last ERBs which can be issued under Proposition 57, except for any refunding bonds which may be issued in the future. (The State of California Department of Finance had determined that the full $15 billion voter authorization could not be issued because of the previous repayment of certain June 30, 2004 obligations eligible for financing pursuant to Proposition 57.)

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Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of surplus State property, and (iii) fifty percent of each annual deposit, up to $5 billion in the aggregate, of deposits in a Budget Stabilization Account ("BSA") created by the California Balanced Budget Act. Funds from these sources have been or will be used for early retirement of approximately $3.5 billion of bonds during fiscal years 2005-06, 2006-07 and 2007-08, including use of $1.5 billion which was transferred from the BSA in 2006-07 ($472 million) and 2007-08 ($1.3 billion).

The 2008-09 Governor's Budget proposed the suspension of the 2008-09 BSA transfer due to the condition of the General Fund. Any excess sales tax revenues which may be generated for the period January 1-December 31, 2008, and any proceeds of excess property sales, will be available to retire additional ERBs in 2008-09.

•  Tobacco Settlement Revenue Bonds. In 1998 the State of California signed a settlement agreement (the "Master Settlement Agreement" or "MSA") with four major cigarette manufacturers (the "participating manufacturers" or "PMs"). Under the MSA, the participating manufacturers, the cigarette manufacturers agreed to make payments to the State of California in perpetuity, such payments amounting to approximately $25 billion over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the cigarette manufacturers will be paid to the State of California and half to local governments. The specific amount to be received by the State of California and local governments is subject to adjustment. The MSA allows reduction of the manufacturers' payments for decreases in cigarette shipment volumes by the settling manufacturers, payments owed to certain "Previously Settled States" and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

•  The Tobacco Securitization Law, enacted in 2002, authorized the establishment of a special purpose trust to purchase those assets. The bill also authorized that trust to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. An initial sale of 56.57% of the State of California's tobacco settlement revenues producing $2.485 billion in proceeds was completed in January 2003 ("Series 2003A").

A second sale of the remaining 43.43% of the State of California's tobacco settlement revenues, which produced $2.264 billion in proceeds, was completed in September 2003 ("Series 2003B"). The Tobacco Securitization Law was amended in 2003 to require the Governor to request an appropriation in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second (and only the second) sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient therefor. The Legislature is not obligated to make any such requested appropriation. In August 2005 the Series 2003B Bonds were refinanced ("Series 2005A"), retaining substantially all of the covenants of the original issue, including the covenant regarding the request for a General Fund appropriation in the event tobacco revenues fall short. In return for providing this covenant, the State of California was paid a credit enhancement fee of $525 million as part of the refinancing, which was deposited into the General Fund. On March 14, 2007, the State of California completed a refunding of all of the Series 2005A Bonds. This refunding generated additional proceeds of approximately $1.258 billion which are intended to be used (i) to offset the General Fund cost for the initial years of a litigation settlement related to the 2004-05 suspension of the Proposition 98 guarantee and (ii) for other purposes, such as funding capital projects.

In early 2006, the PMs asserted that they had lost market share in 2003 to the non-participating manufacturers ("NPMs"). A nationally recognized firm of economic consultants confirmed the assertion that the MSA was a significant factor contributing to the market share loss. Under the MSA, the PMs are authorized to withhold up to three times the amount of lost market share (adjusted downward by 2%) until such time as it is proven that the various states diligently enforced their model statutes that govern the NPMs. As a result, the amount of tobacco revenues received by the State of California was reduced in 2006 by $50.9 million. Nevertheless, the amount of

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tobacco revenues received were still in excess of the required debt service payments. Therefore, it is anticipated that the need to invoke the provisions included in the State of California's budget for Series 2005A is unlikely. Furthermore, the Series 2005A Bonds have reserve funds in excess of one year's debt service payments, which would be used before General Fund moneys. In April 2006, a similar filing was made by the PMs for the calendar year 2004 payments and the economic consultants also confirmed that the MSA was a significant factor contributing to the market share loss. The State of California Attorney General is working in tandem with the other states' Attorneys General, under the terms of the MSA, to compel the PMs to pay given that the State of California has been diligently enforcing the statutes as required in the MSA.

Tobacco settlement revenue bonds are neither general nor legal obligations of the State of California or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State of California or of any political subdivision is or shall be pledged to the payment of any such bonds.

•  Flood Litigation Settlement. In 2006, the State of California settled three related lawsuits arising from liability for past flood damages through stipulated judgments. The largest settlement, in the amount of $428 million, provided for the State of California to make annual payments of $42.8 million, plus interest, for ten years; the payments are subject to annual appropriation by the Legislature. The first year's payment was included in the 2005 Budget Act and each subsequent budget act has included the required installment. This matter is not treated as a "debt" of the State of California for any legal or constitutional purposes.

•  Cash Flow Borrowings. As part of its cash management program, the State of California has regularly issued short-term obligations to meet cash flow needs. The State of California has issued revenue anticipation notes ("RANs") in 19 of the last 20 fiscal years to partially fund timing differences between receipts and disbursements. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State of California has issued revenue anticipation warrants ("RAWs"), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any "Unapplied Money" in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay priority payments. "Priority payments" are payments as and when due to: (i) support the public school system and public institutions of higher education (as provided in Section 8 of Article XVI of the Constitution of the State of California); (ii) pay principal of and interest on general obligation bonds and general obligation commercial paper notes of the State of California; (iii) provide reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be made to repay borrowings therefrom pursuant to the State of California Government Code Sections 16310 or 16418; and (iv) pay State of California employees' wages and benefits, State of California payments to pension and other State of California employee benefit trust funds, State of California Medi-Cal claims, and any amounts determined by a court of competent jurisdiction to be required to be paid with state warrants that can be cashed immediately.

•  Between November 2006 and August 2007, voters and the Legislature authorized more than $50 billion of new general obligation bonds and lease revenue bonds, increasing the amount of General Fund supported debt authorized and unissued to almost $71.7 billion as of January 1, 2008. In order to address the program needs for these new authorizations, along with those which existed before 2006, the State of California expects the volume of issuance of both of these categories of bonds to increase substantially, compared to previous years, starting in fiscal year 2007-08. Based on existing Legislative appropriations and projections of program needs as of March 2008, the Department of Finance has estimated that annual new money issuance for these obligations in the five fiscal years from 2008-09 to 2011-12—primarily as general obligation bonds—will total approximately $12 billion, $15.5 billion, $12.5 billion, and $8 billion, respectively. The amount of bonds issued may be higher than these estimates due to additional new bond authorizations in 2008 and beyond.

Based on the Department of Finance projections of bond issuance as of March 31, 2008, without taking into account any future authorizations which may occur, the aggregate amount of outstanding general obligation and

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lease revenue bonds would peak at about $98 billion by the middle of the next decade, compared to the current total outstanding amount of about $51 billion as of March 2008. The annual debt service costs on this amount of debt would peak at around $8.5 billion, compared to about $4.7 billion budgeted for fiscal year 2007-08. (These estimates do not include economic recovery bonds, described above, nor do they take into account potential benefits from future refunding opportunities.) The actual amounts and timing of future issuance of general obligation and lease revenue obligations will depend on a variety of factors, including the timing of funding needs for the various programs for which such obligations are to be issued, interest rate and other market conditions at the time of issuance, and the timing and amounts of additional general obligation bonds or lease revenue bonds approved. The Governor has proposed substantial additional general obligation bond programs.

Litigation

The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State of California is involved in certain other legal proceedings (described in the State of California's recent financial statements) that, if decided against the State of California might require the State of California to make significant future expenditures or substantially impair future revenue sources. Certain legal proceedings are reflected as liabilities in the State of California's Comprehensive Annual Financial Report for the fiscal year ended June 30, 2007. To the extent they existed, the following were accrued as a liability in the financial statements: legal proceedings that were decided against the State of California before June 30, 2007; legal proceedings that were in progress as of June 30, 2007, and were settled or decided against the State as of March 3, 2008; and legal proceedings having a high probability of resulting in a decision against the State as of March 3, 2008, and for which amounts could be estimated.

In addition, the State is involved in certain other legal proceedings that, if decided against the State of California, may impair its revenue sources or require it to make significant expenditures. Because of the prospective nature of these proceedings, no provision for the potential liability has been made in the State of California's financial statements. The following are several of the more significant lawsuits pending against the State of California that are not reflected in the State's Comprehensive Annual Financial Report for the fiscal year ended June 30, 2007:

•  Matter Seeking Reimbursement for Care of Medically Indigent Adults. A test claim was filed on behalf of all California counties with the Commission on State Mandates, based on a precedential County of San Diego case, regarding certain unreimbursed costs for the care of medically indigent adults ("MIAs"). Although certain estimates of the annual cost of services rendered by all counties to MIAs exceed $4.0 billion, the test claim was withdrawn by the claimant and subsequently dismissed by the Commission in May 2007.

•  Matter Seeking to Void Fee Imposed on Limited Liability Companies. The State of California is a defendant in three cases regarding the constitutionality of a fee imposed on limited liability companies. In the Northwest Energetic Services, LLC v. Franchise Tax Board, the Court of Appeal found the fee unconstitutional only as applied to the plaintiff, and in Ventas Finance I, LLC v. Franchise Tax Board, the trial court found the fee also to be unconstitutional as applied to the plaintiff in that case. The Ventas case is currently on appeal. The trial for the third case, Bakersfield Mall, LLC v. Franchise Tax Board, has been postponed, and a new trial date has not been set. If the courts were to rule against the State in all three cases, the potential refunds would be $1.3 billion. However, because a recently enacted Revenue and Taxation code section implements a statutory remedy in the event the fee is finally adjudged to be unconstitutional, the State Department of Finance believes the refunds would be limited to approximately $300 million.

•  Litigation Matter Against University of California and Other State Agencies. The University of California ("UC"), the State Compensation Insurance Fund ("SCIF"), the California Housing Finance Agency ("CalHFA") and non-major discretely presented component units are contingently liable in connection with claims and contracts, including those currently in litigation, arising in the normal course of their activities. Although there are inherent uncertainties in any litigation, the management and the general

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counsel of UC, SCIF, and CalHFA are of the opinion that the outcome of such matters either will not have a material effect on the financial statements or cannot be estimated at this time.

The State of New York—Special Investment Considerations

As described in the Prospectus, under normal circumstances, PowerShares Insured New York Municipal Bond Portfolio will invest at least 80% of its total assets in securities that comprise the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index. In addition, the specific New York municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State of New York (the "State") that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Such an official statement, together with any updates or supplements thereto, may generally be obtained upon request to the Division of Budget of the State of New York.

The New York State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.

Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The financial activities sector share of total wages is particularly large for the State relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector. Important industry sectors in the State include the following:

•  Services. The services industries includes professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every 10 nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation.

•  Manufacturing. Manufacturing employment continues to decline in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment.

•  Trade, Transportation & Utilities. The trade, transportation, and utilities supersector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by wage share. This sector accounts for slightly less employment and wages for the State than for the nation.

•  Financial Activities. New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes more than one-fifth of total wages.

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•  Agriculture. Farming is an important part of the economy in rural areas, although it constitutes only about 0.2% of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits and vegetables. New York ranks among the nation's leaders in the production of these commodities.

•  Government. Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

•  The State's Fund Structure. The State accounts for all of its spending and revenues by the fund in which the activity takes place (such as the General Fund), and the broad category or purpose of that activity (such as State Operations). State Funds include the General Fund and funds specified for dedicated purposes, with the exception of Federal Funds, All Government Funds, which includes both State and Federal Funds, comprise five major fund types, and provides the most comprehensive views of the financial operations of the State. It includes:

•  The General Fund. The General Fund is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources.

•  Special Revenue Funds. Special Revenue Funds account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), that are legally restricted to specified purposes.

•  Federal Special Revenue Funds. Federal Special Revenue Funds account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), that are legally restricted to specified purposes.

•  Capital Projects Funds. Capital Projects Funds account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary Funds and Fiduciary Funds).

•  Debt Service Funds. Debt Service Funds account for the accumulation of resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

The State Constitution requires the Governor to submit an Executive Budget that is balanced in the General Fund which receives the majority of State taxes.

State Budget Process. The State budget process begins with the Governor's submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. In acting on the bills submitted by the Governor, the Legislature has certain powers to alter the recommended appropriations and proposed changes to existing law. The Legislature may strike out or reduce an item of appropriation recommended by the Governor. The Legislature may add items of appropriation, provided such additions are stated separately. These additional items are then subject to line-item veto by the Governor. If the Governor vetoes an appropriation or a bill (or a portion thereof) related to the budget, these items can be considered in accordance with the rules of each house of the Legislature. If approved by two-thirds of the members of each house, such items will become law notwithstanding the Governor's veto. Once the appropriation bills and other bills become law, the Division of the Budget ("DOB") revises the State Financial Plan to reflect the Legislature's actions, and begins the process of implementing the budget.

2008-09 Enacted Budget Financial Plan. The State finalized the Enacted Budget for 2008-09 on April 1, 2008. The Governor did not veto any legislative additions. The DOB projects that the Enacted Budget Financial Plan for 2008-09 is balanced in the General Fund on a cash basis. It closes a current-services gap estimated at

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$5.2 billion and funds $873 million in new initiatives. General Fund receipts, including transfers from other funds, are projected to total $55.6 billion. General Fund disbursements, including transfers to other funds, are estimated at $56.4 billion. The State expects to use $723 million in designated reserves in 2008-09, most of which will be used to finance the full cost of labor settlements with State employee unions that have ratified their contracts. The State expects to close the 2008-09 fiscal year with a balance of $2.0 billion in the General Fund. In 2008-09, for the first time in 10 years, the Enacted Budget Financial Plan will spend less than the Executive Budget proposal. The DOB reported that although the 2008-09 budget is in balance, a $5 billion budget gap is projected for the 2009-10 fiscal year.

The Enacted Budget implements $6.1 billion of actions to close a 2008-09 General Fund gap of $5.2 billion and fund $873 million in new initiatives. These include:

•  Savings Actions ($2.8 billion): Savings actions represent nearly 50% of total gap-closing measures. The largest of these are health care savings ($828 million), across-the-board reductions proposed by Governor Paterson ($710 million), and delaying a planned increase in the School Tax-Relief Program rebate and other changes to that program ($354 million).

•  Revenue Actions ($1.3 billion): Revenue actions include improved audit and compliance efforts ($487 million), closing tax loopholes to ensure that everyone pays their fair share ($429 million), increasing programmatically tailored fees ($203 million), and maximizing revenues from the State's abandoned property accounts under an agreement with the State Comptroller's office ($150 million), among others.

•  Non-Recurring Resources ($1.4 billion): The $1.4 billion in non-recurring revenues included in the Enacted Budget are within historic levels. The largest of these is a proposal to negotiate an up-front payment from a developer in exchange for the right to operate a new state-owned Video Lottery Terminal ("VLT") facility at Aqueduct Racetrack ($250 million).

•  Labor Reserves ($620 million): The financial plan utilizes labor reserves to fund salary agreements reached through the collective bargaining process. These labor reserves were previously set aside for this purpose.

In January 2007, the State created a new statutory Rainy Day Reserve that has an authorized balance of 3% of General Fund spending. The new Rainy Day Reserve may be used to respond to an economic downturn or catastrophic event. The State made its first deposit of $175 million in 2007-08. The Tax Stabilization Reserve has an authorized balance of 2% and can be used only to cover unforeseen year-end deficits.

The State projects that General Fund reserves will total $2.0 billion at the end of 2008-09, with $1.2 billion in undesignated reserves available to deal with unforeseen contingencies and $804 million designated for subsequent use.

The $1.2 billion of undesignated reserves consist of $445 million set aside for labor settlements (after the use of $620 million for existing settlements in 2008-09), $237 million in the Community Projects Fund to finance existing "member-item" initiatives, and $122 million set aside for the debt management purposes.

Aside from the amounts discussed above, the 2008-09 Financial Plan does not have specific reserves to cover potential costs that could materialize as a result of Federal disallowances or other Federal actions that could adversely affect the State's projections of receipts and disbursements.

The balance of this Enacted Budget Financial Plan describes the information presented in this synopsis in more detail in the May 1, 2008 Annual Information Statement of the State of New York which is available on the DOB website, www.budget.state.ny.us.

State-Supported Lease-Purchase and Contractual-Obligation Financings. The State utilizes certain long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities where debt service is payable by the State, but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance certain payments to local governments, various capital programs, including those which

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finance the State's highway and bridge program, SUNY and CUNY educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, State buildings and housing programs, and equipment acquisitions, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (e.g., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

State-related debt includes State-supported debt referenced above, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

•  Contingent Contractual-Obligation Financing. The State may also enter into statutorily authorized contingent contractual-obligation financings under which the State may enter into service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-State resources pledged or otherwise available, to pay the debt service on the bonds. The State has never been required to make any payments, and does not expect to make payments, under this financing arrangement in the 2008-09 fiscal year.

•  Moral Obligation Financings. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a payment default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2008-09 fiscal year.

•  State-Guaranteed Financings. Pursuant to specific constitutional authorization, the State may also directly guarantee certain public authority obligations. The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority. The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on State-guaranteed bonds and notes are legally enforceable obligations of the State.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Public Authorities. The fiscal stability of the State is related in part to the fiscal stability of its public authorities, namely public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using State-supported or State-related debt financings. As of December 31, 2007, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was approximately $135 billion, only a portion of which constitutes State-supported or State-related debt.

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New York City. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal government may reduce (or in some cases eliminate) Federal funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that New York City, other localities, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

2009-10 Executive Budget. On December 16, 2008, the Governor submitted the Executive Budget for 2009-10, which would eliminate the largest budget deficit in State history. The Executive Budget includes the following two main components: (i) a Deficit Reduction Plan ("DRP") to eliminate a current-year budget gap estimated at $1.7 billion and (ii) a complete plan of savings proposals and new resources to eliminate the budget gap of $13.7 billion projected for the 2009-10 fiscal year. The Executive Budget is structured to permit the Legislature to enact the DRP in advance of the budget for 2009-10.

On January 15, 2009, the Governor submitted amendments to the Executive Budget. In conjunction with the amendments, the DOB issued the Amended Financial Plan, reflecting minor revisions to the operating projections set forth in the Executive Budget Financial Plan.

In the Amended Financial Plan, DOB revised the estimate for General Fund receipts upward by $115 million in the current year, mainly reflecting the impact of certain litigation settlements reached by the State Attorney General. This reduced the estimated imbalance in the current year that must be closed by the DRP from $1.7 billion to $1.6 billion. In 2009-10 and beyond, DOB reduced projected General Fund tax receipts by $200 million annually, based in large part on updated economic information for December 2008. This estimated decline in tax receipts was partially offset by other forecast revisions, leaving a potential imbalance of $128 million in 2009-10 compared to the Executive Budget Financial Plan. To eliminate the budget imbalance in 2009-10, and maintain a balanced budget proposal, the Amended Financial Plan reflected adjustments that (a) deferred, until 2009-10, savings actions of $100 million that were originally included in the DRP for 2008-09 but are no longer expected to be needed and (b) new savings actions of $28 million. In addition to the changes described above, the Governor introduced several programmatic and technical amendments to the Executive Budget that have a minimal fiscal impact. The Amended Financial Plan projections assume that the Legislature will enact the Executive Budget, as amended on January 15, in its entirety.

2009-10 Executive Budget Actions. There are three general categories of the 2009-10 gap-closing actions: (1) actions that reduce current services spending in the General Fund on a recurring basis ("Spending Restraint"); (2) actions that increase revenues on a recurring basis ("Revenue Actions"); and (3) transactions that increase revenues or lower spending in 2009-10 but that are not expected to recur ("Non-Recurring Resources").

Spending Restraint: The following are the most significant actions recommended in the  Executive Budget that reduce General Fund spending:

•  Medicaid/Health Care Reform Act ("HCRA") ($2.6 billion) through cost-containment measures, including rate reductions, restructuring the base on which rates are calculated, re-establishing certain industry assessments and financing a greater share of Medicaid spending through HCRA. In addition, the Executive Budget recommends savings actions to fully eliminate the HCRA operating deficit;

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•  School Aid ($1.9 billion on a State fiscal year basis) by maintaining selected aids at 2008-09 school year levels, extending the phase-in of Foundation Aid and the UPK program, instituting a Deficit Reduction Assessment and authorizing certain changes to the lottery program that would increase projected resources available to education;

•  School Tax Relief ("STAR") ($1.7 billion) by eliminating the Middle-class STAR program, reducing the Personal Income Tax credit for New York City taxpayers and adjusting the "hold harmless" floor;

•  Local government aid ($432 million) by eliminating Aid and Incentive for Municipalities payments to New York City, holding aid flat for other municipalities, reducing Video Lottery Terminal aid and other measures;

•  Mental hygiene ($423 million) by eliminating a cost-of-living increase for providers, instituting programmatic reforms to: align reimbursement with actual costs; to close, consolidate and restructure facility operations which reduce the planned workforce by 865 positions; to maximize available Federal aid; and other measures;

•  Human Services ($385 million) by reducing the State supplement for Supplemental Security Income recipients living in community settings, increasing the level of Federal funding that local districts are required to spend on child welfare services, eliminating the human services Cost-of-Living Adjustment ("COLA"), discontinuing reimbursement for non-mandated, community-based preventive services funding, creating a block grant for youth programs funding, closing or downsizing underutilized facilities and other measures;

•  Higher education ($338 million) by tuition increases at public universities approved by the SUNY and CUNY Boards of Trustees, reducing aid to community colleges and other measures;

•  Other Education Aid ($246 million) by requiring school districts to assume a share of financial responsibility for pre-school special education ($143 million), eliminating certain attendance requirements at non-public schools, reducing library aid and other measures;

•  Public Safety ($191 million) by closing four prison camps and various annexes in correctional facilities, delaying expansion of mental health programs under the Special Housing Unit Exclusion bill, improving parolee release and violation processes, eliminating farm operations at correctional facilities, reducing programs for inmates and other operational changes;

•  Transportation ($177 million) by reducing the subsidies to the Dedicated Highway and Bridge Trust Fund (which is made possible by an increase in certain fees) and transit systems, and lowering spending on Department of Transportation operations consistent with overall reduction in planned capital activities;

•  Economic development, regulatory activities, and gaming ($112 million) by eliminating duplicative services and achieving staffing efficiencies through consolidations of existing agencies, reducing funding for the Centers for Advanced Technology program and "I Love New York" tourism marketing program, and financing, through industry assessments, assistance for small businesses in paying for the costs of Timothy's Law (mental health) coverage;

•  Health and aging ($106 million) by discontinuing reimbursement for optional services in the General Public Health Works program, financing a portion of Early Intervention costs through insurance industry assessments, eliminating a planned Human Services COLA in 2009-10 and other targeted reductions; and

•  Member item funding ($196 million) by eliminating all planned deposits into the fund that finances discretionary payments.

Revenue Actions: This includes a package of tax increases and other revenue enhancements. The following are largest actions: increasing the gross receipts assessment on utilities from 1 percent to 2 percent, eliminating

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the sales tax exemption on clothing priced under $110 and replacing it with time-limited exemption periods on clothing priced under $500, broadening the State's sales tax base to cover certain services (i.e., cable/satellite television, entertainment-related and transportation-related activities), reforming the existing Empire Zone program to link benefits to performance, expanding the "bottle bill" to cover additional types of containers and directing unclaimed deposits to the Environmental Protection Fund ("EPF"), which would allow real estate transfer tax revenues currently deposited into EPF to flow to the General Fund, limiting certain types of itemized deductions by high-income taxpayers but maintaining the exemption for charitable contributions and permitting the sale of wine in grocery stores.

Non-Recurring Resources: The largest non-recurring actions consist of delaying, by two years, an extra Medicaid cycle that would otherwise occur at the end of 2009-10, increasing the business tax prepayment to 40 percent, transferring available resources from the Battery Park City Authority to the State and New York City, transferring of assets from NYPA and bond-financing certain capital costs. In 2010-11, the Amended Financial Plan assumes a one-time franchise payment from a VLT operator that would be selected for the Belmont VLT facility that is proposed with the 2009-10 Executive Budget.

Updated 2008-09 Financial Plan. The outlook for State finances has continued to weaken since the budget for the current fiscal year was enacted in April 2008. In September and October 2008, a series of unprecedented financial sector shocks transformed the economic downturn that began in late 2007 into a global financial crisis. In New York, the crisis was expected to have grave consequences for the State's financial services sector, one of the principal sources of State tax receipts. Financial industry consolidation including layoffs from the State's financial services sector are anticipated to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. A broad-based State recession is now projected to result in private sector job losses of approximately 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State's real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State's export-related and tourism industries.

Other New York Risk Factors. When compared with the average ratings among other states of full faith and credit state debt obligations, the credit risk associated with obligations of the State and its agencies and authorities, including general obligation and revenue bonds, "moral obligation" bonds, lease debt, appropriation debt and notes is somewhat higher than average. Moreover, the credit quality of such obligations may be more volatile insofar as the State's credit rating has historically been upgraded and downgraded much more frequently than most other states.

The combined state and local taxes of residents of the State, and particularly of residents of New York City, are among the highest in the country, which may limit the ability of the State and its localities to raise additional revenue. In addition, combined State and local debt per capita in the State is significantly above the national average and debt service expenditures have represented an increasing claim on State and local budgets.

Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial conditions of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of New York municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no responsibility on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New York, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth above is intended only as a general summary and not a discussion of any specific factors that may affect any particular issuer of New York municipal securities.

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MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the "Investment Advisory Agreement") is the responsibility of the Board of Trustees. The Trust currently has six Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Trustee (the "Management Trustee") is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 38 portfolios and three other exchange-traded fund trusts with 81 portfolios advised by the Adviser (collectively, the "Fund Family"), as well as 228 other portfolios advised by an affiliated person of the Adviser.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (51) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	119	None

Marc M. Kole (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Vice President of Finance and Accounting, Hope Network (social services) (November 2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (September 2005-April 2008); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	119	None

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Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
D. Mark McMillan (46) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	119	None

Philip M. Nussbaum (47) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-July 1999)	119	None

Donald H. Wilson (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	President, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	119	None

*  This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Management Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Management Trustee, are shown below.

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Management Trustee	Other Directorships Held by Management Trustee
H. Bruce Bond (45) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board of Trustees, President and Trustee	Since 2006	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998- August 2002)	119	None

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Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (54) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer,Treasurer and Secretary	Chief Financial Officer and Treasurer since 2007; Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital
Management LLC (September 2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The
ServiceMaster Company (1994-2000); Vice President of Taxes, The
ServiceMaster Company (1990-2000)

Kevin R. Gustafson (43) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel, Invesco PowerShares Capital Management LLC
(September 2004-Present); formerly Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004)

*  This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in PowerShares 1-30 Laddered Treasury Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Autonomic Balanced NFA Global Asset Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Autonomic Growth NFA Global Asset Portfolio (As of December 31, 2008)
Ronn R. Bagge	None	None	None	None
Marc M. Kole	None	None	None	None
D. Mark McMillan	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in PowerShares Emerging Markets Sovereign Debt Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares High Yield Corporate Bond Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Insured California Municipal Bond Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Insured National Municipal Bond Portfolio (As of December 31, 2008)
Ronn R. Bagge	None	None	None	Over $100,000
Marc M. Kole	None	None	None	None
D. Mark McMillan	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	$50,001-$100,000	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in PowerShares Insured New York Municipal Bond Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares Preferred Portfolio (As of December 31, 2008)	Dollar Range of Equity Securities in PowerShares VRDO Tax-Free Weekly Portfolio (As of December 31, 2008)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Family (As of December 31, 2008)
Ronn R. Bagge	None	None	None	Over $100,000
Marc M. Kole	None	None	None	Over $100,000
D. Mark McMillan	None	None	None	$10,001-$50,000
Philip M. Nussbaum	None	None	None	Over $100,000
Donald H. Wilson	None	None	None	Over $100,000
H. Bruce Bond	None	Over $100,000	Over $100,000	Over $100,000

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

As of April 1, 2008, the trusts in the Fund Family pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the "Retainer"). The Trust and the PowerShares Exchange-Traded Fund Trust (the "Initial Trust") pay $155,000 of the Retainer, half of which is allocated pro rata between the funds of the Trust and the Initial Trust, and the other half of which is allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets. The other trusts in the Fund Family pay the remaining $40,000 of the Retainer. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

Prior to April 1, 2008, each Independent Trustee received an annual retainer of $130,000, half of which is allocated pro rata between the Trust and the Initial Trust, and the other half of which is allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets. Each committee chair received an additional fee of $10,000 per year, allocated in the same manner.

The Trust has a deferred compensation plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one to five of the funds of the Initial Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees are not eligible for any pension or profit sharing plan.

The Board of Trustees of the Trust met seven times during the fiscal year ended October 31, 2008.

The Board of Trustees has an Audit Committee consisting of the five Independent Trustees. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board of Trustees the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended October 31, 2008, the Audit Committee held five meetings.

The Board of Trustees also has a Nominating and Governance Committee consisting of the five Independent Trustees. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other

35

things, to identify and recommend individuals for Board of Trustees membership, and evaluate candidates for Board of Trustees membership. The Board of Trustees will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee as described below under the caption "Shareholder Communications." During the fiscal year ended October 31, 2008, the Nominating and Governance Committee held three meetings.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2008:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (1)
Ronn R. Bagge	$28,196	N/A	$177,917
Marc M. Kole	$27,436	N/A	$173,750
D. Mark McMillan	$26,372	N/A	$167,917
Philip M. Nussbaum	$27,132	N/A	$172,084
Donald H. Wilson	$26,372	N/A	$167,917
H. Bruce Bond	N/A	N/A	N/A

(1)  The amounts shown in this column represent the aggregate compensation paid by all of the series of the trusts in the Fund Family as of October 31, 2008 before deferral by the Trustees under the DC Plan. As of October 31, 2008, the values of the deferral accounts for Messrs. Bagge, McMillan and Nussbaum pursuant to the DC Plan were $17,792, $167,917 and $172,084, respectively.

As of the date of this SAI, the officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Shareholder Communications. Shareholders may send communications to the Trust's Board of Trustees by addressing the communications directly to the Board of Trustees (or individual Board of Trustees members) and/or otherwise clearly indicating in the salutation that the communication is for the Board of Trustees (or individual Board of Trustees members). The shareholder may send the communication to either the Trust's office or directly to such Board of Trustees members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board of Trustees will be reviewed and generally responded to by management. Such communications will be forwarded to the Board of Trustees at management's discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the company. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the funds. The Portfolio Manager who leads the team of Portfolio Managers in the day-to-day management of the Funds is Mr. Hubbard.

As of October 31, 2008, in addition to 38 Funds of the Trust, Mr. Southard managed 75 portfolios of the Initial Trust with a total of approximately $7.7 billion in assets, one portfolio of the PowerShares Exchange-Traded Fund Trust with a total of approximately $48.7 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $454.8 million in assets.

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As of October 31, 2008, in addition to 38 Funds of the Trust, Mr. Hubbard managed 75 portfolios of the Initial Trust with a total of approximately $7.7 billion in assets, one portfolio of the PowerShares Exchange-Traded Fund Trust with a total of approximately $48.7 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $454.8 million in assets.

As of October 31, 2008, in addition to eight Funds of the Trust, Mr. Fang managed one portfolio of the Initial Trust with a total of approximately $394.0 million in assets and no other pooled investment vehicles.

As of October 31, 2008, in addition to three Funds of the Trust, Mr. Jeanette managed 71 portfolios of the Initial Trust with a total of approximately $7.1 billion in assets and no other pooled investment vehicles.

As of October 31, 2008, in addition to eight Funds of the Trust, Mr. Kernagis managed three portfolios of the Initial Trust with a total of approximately $445.1 million in assets and no other pooled investment vehicles.

As of October 31, 2008, in addition to three Funds of the Trust, Mr. Stoneberg managed the 71 portfolios of the Initial Trust with a total of approximately $7.1 billion in assets and no other pooled investment vehicles.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Compensation Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of January 31, 2009, Messrs. Jeanette and Kernagis did not own any securities of the Funds.

As of January 31, 2009, the dollar range of securities beneficially owned by Messrs. Southard, Hubbard, Fang and Stoneberg in the Trust was $100,001-$500,000, $50,001-$100,000, $10,001-$50,000 and $1-$10,000, respectively. The portfolio holdings of Messrs. Southard, Hubbard, Fang and Stoneberg, as of January 31, 2009, in the Funds in which they own securities are shown below.

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares High Yield Corporate Bond Portfolio			X
PowerShares Dynamic Asia Pacific ex-Japan Portfolio		X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE RAFI Japan Portfolio		X
PowerShares 1-30 Laddered Treasury Portfolio				X
PowerShares VRDO Tax-Free Weekly Portfolio				X
PowerShares FTSE RAFI Emerging Markets Portfolio			X
PowerShares Preferred Portfolio		X

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Peter Hubbard

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares VRDO Tax-Free Weekly Portfolio			X
PowerShares Autonomic Growth NFA Global Asset Portfolio	X

Philip Fang

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Developed International Opportunities Portfolio		X
PowerShares Global Clean Energy Portfolio		X
PowerShares Global Water Portfolio		X

Jason Stoneberg

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Developed International Opportunities Portfolio	X

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. For its services to each Fund, each Fund has agreed to pay an annual unitary management fee equal to a percentage of its average daily net assets set forth in the chart below (the "Advisory Fee").

Fund	Advisory Fee
PowerShares 1-30 Laddered Treasury Portfolio	0.25%
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	0.25%
PowerShares Autonomic Balanced NFA Global Asset Portfolio	0.25%
PowerShares Autonomic Growth NFA Global Asset Portfolio	0.25%
PowerShares Emerging Markets Sovereign Debt Portfolio	0.50%
PowerShares High Yield Corporate Bond Portfolio	0.50%
PowerShares Insured California Municipal Bond Portfolio	0.35%*
PowerShares Insured National Municipal Bond Portfolio	0.35%*
PowerShares Insured New York Municipal Bond Portfolio	0.35%*
PowerShares Preferred Portfolio	0.50%
PowerShares VRDO Tax-Free Weekly Portfolio	0.25%

*  The Adviser has voluntarily agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund. After giving effect to such voluntary waiver, the Advisory Fee will be 0.28%. The Advisory Fee waiver may be amended or terminated at any time by the Adviser.

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The Advisory Fees paid by each Fund to the Adviser during the Fund's fiscal years ended October 31, 2007 and 2008, as applicable, or, if a Fund has not been in existence for a full fiscal year, since the commencement of investment operations of that Fund, are set forth in the chart below.

	Advisory Fees Paid for the Fiscal Year Ended		Net Advisory Fees Waived for the Fiscal Year Ended
Fund	October 31, 2008	October 31, 2007	October 31, 2008	October 31, 2007	Date of Commencement of Investment Operations
PowerShares 1-30 Laddered Treasury Portfolio	$86,118	$2,033	N/A	N/A	10/11/2007
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	$7,712	N/A	N/A	N/A	05/16/2008
PowerShares Autonomic Balanced NFA Global Asset Portfolio	$7,229	N/A	N/A	N/A	05/16/2008
PowerShares Autonomic Growth NFA Global Asset Portfolio	$8,928	N/A	N/A	N/A	05/16/2008
PowerShares Emerging Markets Sovereign Debt Portfolio	$389,362	$2,881	N/A	N/A	10/11/2007
PowerShares High Yield Corporate Bond Portfolio	$46,094	N/A	N/A	N/A	11/13/2007
PowerShares Insured California Municipal Bond Portfolio	$48,447	$2,408	$9,689	482	10/11/2007
PowerShares Insured National Municipal Bond Portfolio	$339,955	$2,413	$67,991	483	10/11/2007
PowerShares Insured New York Municipal Bond Portfolio	$48,882	$2,788	$9,776	558	10/11/2007
PowerShares Preferred Portfolio	$342,382	N/A	N/A	N/A	01/28/2008
PowerShares VRDO Tax-Free Weekly Portfolio	$157,883	N/A	N/A	N/A	11/14/2007

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds and manages the investment of the Funds' assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 20, 2009, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Administrator. The Bank of New York Mellon (formerly known as The Bank of NewYork) ("BONY" or the "Administrator") serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286. BONY serves as administrator for the Trust pursuant to an administrative services agreement (the "Administrative Services Agreement"). Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations, including supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the

39

SEC; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Custodian, Transfer Agent and Fund Accounting Agent. BONY, located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the "Custodian Agreement"). As custodian, BONY holds the Funds' assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund accounting agent pursuant to the fund accounting agreement (the "Fund Accounting Agreement"). As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Distributor. Invesco Aim Distributors, Inc. (the "Distributor") is the distributor of the Funds' Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based. The Ryan/Mergent 1-30 Year Treasury Laddered Index is compiled by Mergent Inc.®, ALM Research Solutions, LLC and Ryan Holdings, LLC (collectively, "Ryan/Mergent"). The New Frontier Global Dynamic Balanced IndexTM, New Frontier Global Dynamic Growth IndexTM and New Frontier Global Dynamic Balanced Growth IndexTM are compiled by New Frontier Advisors, LLC ("New Frontier Advisors"), under contract with New Frontier Management Company, LLC ("New Frontier Management"). The DB Emerging Market USD Liquid Balanced Index is a trademark of Deutsche Bank Securities Inc. ("DB"). The Wachovia High Yield Bond Index is a trademark of Wachovia Corporation and Wachovia Cap Markets, (collectively "Wachovia") and has been licensed for use for certain purposes by the Adviser. The Merrill Lynch California Insured Long-Term Core Municipal Securities Index, the Merrill Lynch National Insured Long-Term Core Municipal Securities Index, the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index and the Merrill Lynch Fixed Rate Preferred Securities Index (collectively, the "Underlying Merrill Lynch Indexes"), are compiled by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). The Thomson Municipal Market Data VRDO Index is selected by Municipal Market Data, a unit of Thomson Financial Services ("Thompson").

Fund	Underlying Index
PowerShares 1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index
PowerShares Autonomic Balanced Growth	New Frontier Global Dynamic Balanced Growth IndexTM NFA Global Asset Portfolio

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Fund	Underlying Index
PowerShares Autonomic Balanced	New Frontier Global Dynamic Balanced IndexTM NFA Global Asset Portfolio
PowerShares Autonomic Growth	New Frontier Global Dynamic Growth IndexTM NFA Global Asset Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced index
PowerShares High Yield Corporate Bond Portfolio	Wachovia High Yield Bond Index
PowerShares Insured California Municipal Bond Portfolio	Merrill Lynch California Insured Long-Term Core Municipal Securities Index
PowerShares Insured National Municipal Bond Portfolio	Merrill Lynch National Insured Long-Term Core Municipal Securities Index
PowerShares Insured New York Municipal Bond Portfolio	Merrill Lynch New York Insured Long-Term Core Municipal Securities Index
PowerShares Preferred Portfolio	Merrill Lynch Core Fixed Rate Preferred Securities Index
PowerShares VRDO Tax-Free Weekly Portfolio	Thomson Municipal Market Data VRDO Index

Ryan/Mergent is not affiliated with PowerShares 1-30 Laddered Treasury Portfolio or with the Adviser. The PowerShares 1-30 Laddered Treasury Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with Ryan/Mergent. The PowerShares 1-30 Laddered Treasury Portfolio reimburses the Adviser for the licensing fee payable to Ryan/Mergent.

The only relationship that Ryan/Mergent has with the Adviser or Distributor of PowerShares 1-30 Laddered Treasury Portfolio in connection with PowerShares 1-30 Laddered Treasury Portfolio is that Ryan/Mergent has licensed certain of its intellectual property, including the determination of the component securities of the Underlying Index and the name of the Underlying Index; and the Exchange lists the Shares of PowerShares 1-30 Laddered Treasury Portfolio pursuant to a listing agreement with the Trust. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of PowerShares 1-30 Laddered Treasury Portfolio. Ryan/Mergent has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares 1-30 Laddered Treasury Portfolio into consideration in the determination and calculation of the Underlying Index. Ryan/Mergent is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of PowerShares 1-30 Laddered Treasury Portfolio or in the determination or calculation of the asset value of PowerShares 1-30 Laddered Treasury Portfolio. Ryan/Mergent has no obligation or liability in connection with the administration, marketing or trading of PowerShares 1-30 Laddered Treasury Portfolio.

RYAN/MERGENT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO OR THE UNDERLYING INDEX. RYAN/MERGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. RYAN/MERGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RYAN/MERGENT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO, THE UNDERLYING INDEX, EVEN IF RYAN/MERGENT IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Neither New Frontier Management nor New Frontier Advisors is affiliated with PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio or with the Adviser. Each of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio is entitled to use its respective

41

Underlying Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indexes and marks to each Fund at no cost. The Adviser has a licensing agreement with New Frontier Management.

The only relationships that New Frontier Management, LLC has with the Adviser of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio in connection with the Funds are that New Frontier Management has licensed certain of its intellectual property, and certain intellectual property of New Frontier Advisors, including the determination of the component securities of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio. New Frontier Management and New Frontier Advisors (collectively, the "New Frontier Companies") have no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio into consideration in the determination and calculation of the Underlying Indexes. The New Frontier Companies are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio or in the determination or calculation of the asset value of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio. The New Frontier Companies have no obligation or liability in connection with the administration, marketing or trading of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio.

THE NEW FRONTIER COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE UNDERLYING INDEXES. THE NEW FRONTIER COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR, THE TRUST OR OWNERS OF SHARES OF POWERSHARES AUTONOMIC BALANCED GROWTH NFA GLOBAL ASSET PORTFOLIO, POWERSHARES AUTONOMIC BALANCED NFA GLOBAL ASSET PORTFOLIO AND POWERSHARES AUTONOMIC GROWTH NFA GLOBAL ASSET PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES. TRADING BASED ON THE UNDERLYING INDEXES, ANY DATA INCLUDED THEREIN IN CONNECTION WITH POWERSHARES AUTONOMIC BALANCED GROWTH NFA GLOBAL ASSET PORTFOLIO, POWERSHARES AUTONOMIC BALANCED NFA GLOBAL ASSET PORTFOLIO AND POWERSHARES AUTONOMIC GROWTH NFA GLOBAL ASSET PORTFOLIO, OR FOR ANY OTHER USE. THE NEW FRONTIER COMPANIES EXPRESSLY DISCLAIM ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES AUTONOMIC BALANCED GROWTH NFA GLOBAL ASSET PORTFOLIO, POWERSHARES AUTONOMIC BALANCED NFA GLOBAL ASSET PORTFOLIO AND POWERSHARES AUTONOMIC GROWTH NFA GLOBAL ASSET PORTFOLIO OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE RESPECTIVE LICENSE AGREEMENTS WITH THE ADVISER. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE NEW FRONTIER COMPANIES HAVE ANY LIABILITY FOR ANY SPECIAL, EXEMPLARY, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), HOWEVER CAUSED AND ON ANY THEORY OF LIABILITY, WHETHER IN CONTRACT, STRICT LIABILITY OR TORT (INCLUDING NEGLIGENCE OR OTHERWISE), RESULTING FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

42

DB is not affiliated with PowerShares Emerging Markets Sovereign Debt Portfolio or with the Adviser. The PowerShares Emerging Markets Sovereign Debt Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with DB. The PowerShares Emerging Markets Sovereign Debt Portfolio reimburses the Adviser for the licensing fee payable to DB.

The only relationship that DB has with the Adviser or Distributor of PowerShares Emerging Markets Sovereign Debt Portfolio in connection with PowerShares Emerging Markets Sovereign Debt Portfolio is that DB has licensed certain of its intellectual property, including the determination of the component securities of the Underlying Index and the name of the Underlying Index; and the Exchange lists the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio pursuant to a listing agreement with the Trust. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Emerging Markets Sovereign Debt Portfolio. DB has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Emerging Markets Sovereign Debt Portfolio into consideration in the determination and calculation of the Underlying Index. DB is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio or in the determination or calculation of the asset value of PowerShares Emerging Markets Sovereign Debt Portfolio. DB has no obligation or liability in connection with the administration, marketing or trading of PowerShares Emerging Markets Sovereign Debt Portfolio.

DB SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO OR THE UNDERLYING INDEX. DB MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. DB MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DB HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO, THE UNDERLYING INDEX, EVEN IF DB IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares High Yield Corporate Bond Portfolio is not sponsored, endorsed, sold or promoted by Wachovia and Wachovia does not make any representation regarding the advisability of investing in Shares of this Fund.

Wachovia makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. Wachovia's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Wachovia trademarks and trade names of Wachovia and Wachovia High Yield Bond Index, which is composed by Wachovia without regard to the Distributor. NYSE Arca acts as the exchange on which the Shares are traded.

The Wachovia High Yield Bond Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. Wachovia has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Wachovia High Yield Bond Index. Wachovia is not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Wachovia has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. Wachovia does not guarantee the accuracy and/or the completeness of the Wachovia High Yield Bond Index or any data included therein, and the Wachovia shall have no liability for any errors, omissions, or interruptions therein. Wachovia makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Wachovia High Yield Bond Index or any data included therein. Wachovia makes no

43

express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wachovia High Yield Bond Index or any data included therein, PowerShares High Yield Corporate Bond Portfolio, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Wachovia have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Wachovia High Yield Bond Index or any data included therein, PowerShares High Yield Corporate Bond Portfolio, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Wachovia High Yield Bond Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares High Yield Corporate Bond Portfolio, owners of the Shares of PowerShares High Yield Corporate Bond Portfolio or any other person or entity from the use of the Wachovia High Yield Bond Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wachovia High Yield Bond Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Wachovia High Yield Bond Index even if notified of the possibility of such damages.

PowerShares High Yield Corporate Bond Portfolio is not sponsored, endorsed, sold or promoted by Wachovia. Wachovia makes no representation or warranty, express or implied, to Fund investors or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Wachovia to track high yield bond or other securities' performance. Wachovia's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of Wachovia and of the data supplied by Wachovia that is determined, composed and calculated by Wachovia without regard to these Funds or the Shares. Wachovia has no obligation to take the needs of or the Fund into consideration when determining, composing or calculating the Wachovia High Yield Bond Index. Wachovia has no obligation or liability in connection with the administration, marketing or trading of the Fund. WACHOVIA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WACHOVIA HIGH YIELD BOND INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. WACHOVIA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY INVESTORS OR ANY OTHER PERSON FROM THE USE OF THE WACHOVIA HIGH YIELD BOND INDEX OR THE FUNDS THAT REFERENCE THE WACHOVIA HIGH YIELD BOND INDEX. WACHOVIA DISCLAIMS ALL WARRANTIES, EXPRESS, IMPLIED OR STATUTORY, INCLUDING WITHOUT LIMITATION THE IMPLIED WARRANTIES OF TITLE, MERCHANTABILITY, FITNESS FOR A PARTICULAR PURPOSE AND NONINFRINGEMENT. IN NO EVENT SHALL WACHOVIA HAVE ANY LIABILITY FOR ANY CONSEQUENTIAL, INCIDENTAL OR SPECIAL DAMAGES OR LOST PROFITS ARISING OUT OF OR IN CONNECTION WITH THE USE OF THE WACHOVIA HIGH YIELD BOND INDEX OR ANY DATA CONTAINED THEREIN.

Wachovia may provide services to the issuers of the securities included in the Wachovia High Yield Bond Index and may trade, as principal for its own account, or on behalf of its customers, constituent securities comprising the Wachovia High Yield Bond Index. Wachovia may serve as authorized participant to the Fund. Wachovia may structure products based on the Wachovia High Yield Bond Index, including mutual funds, which may impact the market value of the Wachovia High Yield Bond Index as well as the value of the securities comprising the Wachovia High Yield Bond Index. Wachovia earns fees tied to the assets indexed or benchmarked to the Wachovia High Yield Bond Index. Accordingly, Wachovia has an incentive to recommend products and services linked to the Wachovia High Yield Bond Index to its customers.

Any use, reproduction, distribution, publication, revision or display of the Wachovia High Yield Bond Index requires a license from Wachovia.

WACHOVIA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY THEM OR ANY DATA INCLUDED THEREIN. WACHOVIA MAKES NO

44

WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE WACHOVIA HIGH YIELD BOND INDEX OR THE USE OF THE DATA SUPPLIED BY WACHOVIA OR ANY DATA INCLUDED THEREIN. WACHOVIA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY WACHOVIA OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WACHOVIA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Bloomberg L.P. is not affiliated with the Adviser or Wachovia and does not approve, endorse, review or recommend Wachovia, the Adviser or PowerShares High Yield Corporate Bond Portfolio.

The PowerShares High Yield Corporate Bond Portfolio is based on the Wachovia High Yield Bond Index, and the value of such Wachovia High Yield Bond Index is derived from sources deemed reliable, but Bloomberg L.P., its affiliates and its suppliers do not guarantee the correctness or completeness of Wachovia High Yield Bond Index, their values or other information furnished in connection with Wachovia High Yield Bond Index. Bloomberg L.P. and its affiliates make no warranty, express or implied, as to results to be obtained by the Adviser, Wachovia, or any of their customers, PowerShares High Yield Corporate Bond Portfolio, or any other person or entity from the use of PowerShares High Yield Corporate Bond Portfolio, Wachovia High Yield Bond Index or any data or values included therein or in connection therewith. Bloomberg L.P. and its affiliates make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to PowerShares High Yield Corporate Bond Portfolio, Wachovia High Yield Bond Index or any data or values included therewith; and Bloomberg L.P. and its affiliates and their partners, its employees, subcontractors, agents, suppliers and vendors shall have no liability or responsibility, contingent or otherwise, for any injury or damages, whether caused by the negligence of Bloomberg L.P., its affiliates and its and their partners employees, subcontractors, agents, suppliers or vendors or otherwise, arising in connection with PowerShares High Yield Corporate Bond Portfolio, Wachovia High Yield Bond Index or any data or values included therein or in connection therewith and shall not be liable for any lost profits, losses, punitive, incidental or consequential damages. Bloomberg L.P., its affiliates and its and their partners, employees, subcontractors, agents, suppliers or vendors shall not be responsible for or have any liability for any injuries or damages caused by errors, inaccuracies, omissions or any other failure in, or delays or interruptions or, PowerShares High Yield Corporate Bond Portfolio, Wachovia High Yield Bond Index or any data or values included therein or in connection therewith, from whatever cause. Bloomberg L.P., its affiliates and its and their partners, employees, subcontractors, agents, suppliers or vendors are not responsible for the selection of or use Wachovia High Yield Bond Index or any data or values included therein or in connection therewith, the accuracy and adequacy of PowerShares High Yield Corporate Bond Portfolio, Wachovia High Yield Bond Index or any data or values included therein or in connection therewith or information used by the Adviser or Wachovia and the resultant output thereof.

Merrill Lynch is not affiliated with PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or with the Adviser. Each Fund is entitled to use its respective Underlying Merrill Lynch Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indexes and marks to the Fund at no cost. The Adviser has a licensing agreement with Merrill Lynch.

The only relationships that Merrill Lynch has with the Adviser or Distributor of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio in connection with the Funds are that Merrill Lynch has licensed certain of their intellectual property, including the determination of the component securities of the Underlying Merrill Lynch Indexes and the name of the Underlying Indexes. The Underlying Merrill Lynch Indexes are selected and calculated without regard to the Adviser, Distributor or

45

owners of the Funds. Merrill Lynch has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Merrill Lynch Indexes. Merrill Lynch is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Merrill Lynch has no obligation or liability in connection with the administration, marketing or trading of the Funds.

MERRILL LYNCH SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING MERRILL LYNCH INDEXES. MERRILL LYNCH MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING MERRILL LYNCH INDEXES, TRADING BASED ON THE UNDERLYING MERRILL LYNCH INDEXES, ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE FUNDS, OR FOR ANY OTHER USE. MERRILL LYNCH EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING MERRILL LYNCH INDEXES OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE RESPECTIVE LICENSE AGREEMENTS WITH THE ADVISER. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THE UNDERLYING MERRILL LYNCH INDEXES, EVEN IF MERRILL LYNCH IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio (and their Shares) are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes. The Underlying Merrill Lynch Indexes are the exclusive property of Merrill Lynch. "Merrill Lynch California Insured Long-Term Core Municipal Securities Index," "Merrill Lynch National Insured Long-Term Core Municipal Securities Index," "Merrill Lynch New York Insured Long-Term Core Municipal Securities Index" and "Merrill Lynch Core Fixed Rate Preferred Securities Index" are service marks of Merrill Lynch and have been licensed for use for certain purposes by PowerShares Capital Management LLC. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes makes any representation or warranty, express or implied, to the owners of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio particularly or the ability of the Underlying Merrill Lynch Indexes to track the corresponding market performance. Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and of the Underlying Merrill Lynch Indexes, which are determined, composed and calculated by Merrill Lynch without regard to PowerShares Capital Management LLC, the sponsor of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or the owners of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes is responsible for or has participated in the determination of the timing of, prices at, or quantities of the shares of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio to be issued or in the determination or calculation of the equation by which Shares in PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal

46

Bond Portfolio and PowerShares Preferred Portfolio are to be redeemable for cash. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes has any obligation or liability in connection with the administration, marketing or trading of the shares of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY POWERSHARES CAPITAL MANAGEMENT LLC, POWERSHARES EXCHANGE-TRADED FUND TRUST II, OWNERS OF POWERSHARES INSURED CALIFORNIA MUNICIPAL BOND PORTFOLIO, POWERSHARES INSURED NATIONAL MUNICIPAL BOND PORTFOLIO, POWERSHARES INSURED NEW YORK MUNICIPAL BOND PORTFOLIO AND POWERSHARES PREFERRED PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND POWERSHARES CAPITAL MANAGEMENT LLC.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Merrill Lynch to determine whether Merrill Lynch's permission is required. Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

Thomson Financial Services and the Thomson Municipal Market Data VRDO Index are service marks of Thomson and have been licensed for use for certain purposes by the Adviser. The Fund is not sponsored, endorsed, sold or promoted by Thomson or any of its affiliates or subsidiaries. Thomson and Municipal Market Data, as Index Provider, make no representation, express or implied, regarding the advisability of investing in this product. As the Index Provider, Thomson and Municipal Market Data are licensing certain trademarks, the Underlying Index and trade names which are composed by Thomson and Municipal Market Data without regard to the Underlying Index, this product or any investor. The PowerShares VRDO Tax-Free Weekly Portfolio is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

The PowerShares VRDO Tax-Free Weekly Portfolio is not sponsored, endorsed, sold or promoted by Thomson or any subsidiary or affiliate of Thomson, including Municipal Market Data. The Thomson Municipal Market Data VRDO Index is the exclusive property of Thomson. "Thomson" and "Municipal Market Data" are service marks of Thomson and have been licensed for use for certain purposes by the Adviser. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Underlying Index makes any representation or warranty, express or implied, concerning the Underlying Index, the Fund or the advisability of investing in securities generally. Neither Thomson, any affiliate of Thomson nor any other party

47

involved in, or related to, making or compiling the Underlying Index has any obligation to take the needs of the Fund, the Adviser, or its clients into consideration in determining, composing or calculating the Underlying Index. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Underlying Index is responsible for or has participated in the determination of the timing of, prices at, quantities or valuation of the Fund. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Underlying Index has any obligation or liability in connection with the administration, marketing or trading of the product.

NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THOMSON, ANY AFFILIATE OF THOMSON OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THOMSON AND THE ADVISER, THE FUND OR THE DISTRIBUTOR.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Thomson trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Thomson to determine whether Thomson's permission is required. Under no circumstances may any person or entity claim any affiliation with Thomson without the written permission of Thomson.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

48

In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers-dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Purchases and sales of fixed-income securities for a Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices).

When a Fund purchases a newly issued security at a fixed price, the Adviser may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund's management expenses.

The aggregate brokerage commissions paid by each Fund during the Fund's fiscal years ended October 31, 2007 and 2008, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of investment operations of that Fund, are set forth in the chart below.

	Brokerage Commissions Paid for the Fiscal Year Ended
Fund	October 31, 2008	October 31, 2007	Date of Commencement of Investment Operations
PowerShares 1-30 Laddered Treasury Portfolio	None	None	10/11/2007
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	$5,462	N/A	05/16/2008
PowerShares Autonomic Balanced NFA Global Asset Portfolio	$4,192	N/A	05/16/2008
PowerShares Autonomic Growth NFA Global Asset Portfolio	$7,858	N/A	05/16/2008
PowerShares Emerging Markets Sovereign Debt Portfolio	None	None	10/11/2007
PowerShares High Yield Corporate Bond Portfolio	None	N/A	11/13/2007
PowerShares Insured California Municipal Bond Portfolio	None	None	10/11/2007
PowerShares Insured National Municipal Bond Portfolio	None	None	10/11/2007
PowerShares Insured New York Municipal Bond Portfolio	None	None	10/11/2007
PowerShares Preferred Portfolio	$50,971	N/A	01/28/2008
PowerShares VRDO Tax-Free Weekly Portfolio	None	N/A	11/14/2007

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the "Declaration").

The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 38 funds. The Board of Trustees of the Trust has the right to establish additional series

49

in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, and terminate any series without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable. Each Share of a Fund is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Trust's Declaration of Trust in any respect or authorize the merger or consolidation of the Trust or any Fund into another trust or entity, reorganize the Trust, or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or the Fund.

A Fund is not required to hold an annual meeting of shareholders, but the Fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration of Trust.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to such Fund or as otherwise determined by the Trustees, and ownership of Fund Shares may be disclosed by such Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust's Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

50

The Trust's Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees.

The Declaration further provides that a Fund shall be responsible for payment of attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons. The following tables set forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund's outstanding equity securities as of January 31, 2009:

POWERSHARES I-30 LADDERED TREASURY PORTFOLIO

Name & Address	% Owned
Barclay's 1 Churchill Place London, UK	25.79%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	16.94%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.54%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.35%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	5.02%

51

POWERSHARES AUTONOMIC BALANCED GROWTH NFA GLOBAL ASSET PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	27.35%
Pershing LLC 1Pershing Plaza Jersey City, NJ 07399	16.74%
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.77%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	7.12%
American Enterprise Investment Services Inc. 70400 Axp Financial Ctr Minneapolis, MN 55474	6.96%

POWERSHARES AUTONOMIC BALANCED NFA GLOBAL ASSET PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	19.98%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	12.28%
American Enterprise Investment Services Inc. 70400 Axp Financial Ctr Minneapolis, MN 55474	10.75%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.90%
Pershing LLC 1Pershing Plaza Jersey City, NJ 07399	7.62%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	7.45%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.39%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	5.88%

52

POWERSHARES AUTONOMIC GROWTH NFA GLOBAL ASSET PORTFOLIO

Name & Address	% Owned
Pershing LLC 1Pershing Plaza Jersey City, NJ 07399	21.29%
American Enterprise Investment Services Inc. 70400 Axp Financial Ctr Minneapolis, MN 55474	19.81%
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.76%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	6.77%

POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	14.94%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.39%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.56%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	9.40%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	5.02%

POWERSHARES HIGH YIELD CORPORATE BOND PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.22%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	10.27%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.80%
Pershing LLC 1Pershing Plaza Jersey City, NJ 07399	8.15%
Brown Brothers Harriman & Co. 525 Washington Ave. Jersey City, NJ 07302	6.16%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.32%

53

POWERSHARES INSURED CALIFORNIA MUNICIPAL BOND PORTFOLIO

Name & Address	% Owned
Bank of America 9 West 57th Street New York, NY 10019	21.93%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	16.72%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	8.09%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	7.94%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	7.50%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	7.29%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	7.00%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.99%

POWERSHARES INSURED NATIONAL MUNICIPAL BOND PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	20.03%
Pershing LLC 1Pershing Plaza Jersey City, NJ 07399	12.91%
Bank of America 9 West 57th Street New York, NY 10019	9.91%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.22%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.96%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	5.74%
Ameritrade, Inc. 4211 South 102nd Street Omaha, NE 68127	5.58%

54

POWERSHARES INSURED NEW YORK MUNICIPAL BOND PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	18.97%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	12.63%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	9.61%
Sterne Agee 2 Grand Central Tower New York, NY 10017	9.03%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.88%
Bank of America 9 West 57th Street New York, NY 10019	7.87%
American Enterprise Investment Services Inc. 70400 Axp Financial Ctr Minneapolis, MN 55474	5.63%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.30%

POWERSHARES PREFERRED PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	18.93%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	14.51%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	13.58%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.75%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.79%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	5.28%

55

POWERSHARES VRDO TAX-FREE WEEKLY PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	31.86%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.81%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	8.08%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	7.16%
Citigroup Global Markets, Inc. 333 W. 34th Street New York, NY 10001	6.39%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.41%

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by New York Stock Exchange, Inc. ("NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

56

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187 or on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q, may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds' Form N-Q and Form N-CSR are available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy.

The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and the Exchange will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in

57

connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which NYSE is open for business. As of the date of this SAI, NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio, generally consists of an in-kind deposit of a designated portfolio of securities (the "Deposit Securities") per each Creation Unit Aggregation constituting a substantial replication, or a representation, of the securities included in the relevant Underlying Index (the "Fund Securities") and an amount of cash (the "Cash Component") as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit") which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund. Creation Unit Aggregations of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio generally are issued in exchange for cash only, calculated based on the NAV per Share multiplied by the number of Shares representing a Creation Unit ("Deposit Cash"), plus a fixed transaction fee as discussed below. The PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured NewYork Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio also reserve the right to permit or require Creation Units to be issued in-kind. The Adviser expects that, with respect to PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, the Deposit Securities should correspond pro rata, to the extent practical, to the securities held by the Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

If Creation Units are issued in-kind, the Custodian, through the NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. The Deposit Cash and/or Deposit Securities and the Cash Component constitute the Fund Deposit, which represent the minimum initial and subsequent investment amount for a Creation Unit.

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Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Funds until such time as the next announced composition of the Deposit Securities is made available.

If applicable, the identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a "cash in lieu" amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Funds and will affect the value of the Shares, but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders.

The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of each Fund's Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant" or "AP." Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, including orders requesting substitution of a "cash-in-lieu" amount, generally must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. On days when a listing exchange or the bond markets close earlier than normal, the Funds may require orders to create Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday), orders requesting substitution of a "cash-in-lieu" amount must be received by the Distributor no later than 11:00 a.m. Eastern time. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below

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(see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

With respect to creation orders for Funds that invest in foreign securities, the Custodian shall cause the subcustodian for each Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash-in-lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor's behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

All orders from investors who are not APs to create Creation Unit Aggregations must be placed with an AP, as applicable, in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund must to be placed by the investor's broker through an AP that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through the Federal Reserve System (for cash and government securities) and through a DTC Participant (for corporate and municipal securities) that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Units of the Fund does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of cash and/or securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 4:00 p.m., Eastern time on the Settlement Date, which is generally the third Business Day following the Transmittal Date, for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured NewYork Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio and

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by no later than 11:00 a.m., Eastern time on the next Business Day immediately following the Transmittal Date for PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 4:00 p.m., Eastern time on the next Business Day immediately following such Transmittal Date for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured NewYork Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio and no later than 2:00 p.m., Eastern time on the next Business Day immediately following the Transmittal Date for PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by the deadlines described above, such order will be canceled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the current NAV of the Funds. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor.

With respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio, Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time or federal funds in the appropriate amount are not received by 11:00 a.m., Eastern time the next Business Day, then the order may be deemed to be canceled, and the AP shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. APs will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities

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have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

With respect to PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, in accordance with each Fund's Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time on the contractual settlement date. The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See "Creation Transaction Fee" section below.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for each Fund is $500. The Maximum Creation/Redemption Transaction Fee for each Fund is $2,000.

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Redemption of Fund Shares in Creation Unit Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

With respect to those funds that invest in foreign securities, redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The Redemption Transaction Fees for each Fund are the same as the Creation Transaction Fees set forth above.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received

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by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant (for PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio, a DTC Participant with the ability to transact through the Federal Reserve System) that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of a Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. To the extent contemplated by an AP's Participant Agreement, in the event the AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing Shares as soon as possible. Such undertaking shall be secured by the AP to deliver the missing shares as soon as possible. Such understanding shall be secured by the AP's delivery and maintenance of collateral having a value (marked-to-market daily) at least equal to 115% of the value of the missing shares, which the Adviser may change from time to time. The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked to market daily, and that the fees of the Custodian and any relevant subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP. The AP's Participant Agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing Shares or acquire the Deposit Securities and the Cash Component underlying such Shares at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such Shares, Deposit Securities or Cash Component and the value of the collateral. After the Trust and/or the Administrator has deemed an order for redemption outside the Clearing Process received, the Trust and/or the Administrator will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust and/or the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not

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be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash-in-lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

On days when the relevant Exchange or the bond market closes earlier than normal, certain Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier then normal (such as the day before a holiday) orders requesting substitution of a "cash-in-lieu" amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

The chart below describes in further detail the placement of redemption orders outside the Clearing Process for equity securities.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be Received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

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Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)	11:00 a.m. (ET)
Fund shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
	* If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET)
Fund shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
	*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in the fund do not offset gains in any other fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more

67

of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

If at the end of each quarter of the taxable year of a RIC, 50% or more of the assets, by value, of the RIC are state, municipal and other bonds that pay interest that is exempt from federal income tax, the RIC may designate a portion of its dividends as exempt-interest dividends. Some of the Funds expect to be eligible to make such designations with respect to a substantial amount of the income they receive. The portion of the dividends that are designated as being exempt-interest dividends generally will be exempt from federal income tax and may be exempt from state and local taxation. Depending on a shareholder's state of residence, exempt-interest dividends paid by the Funds from interest earned on municipal securities of that state, or its political subdivision, may be exempt in the hands of such shareholder from income tax in that state and its localities. However, income from municipal securities of states other than the shareholder's state of residence generally will not qualify for this treatment.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and the PowerShares VRDO Tax-Free Weekly Portfolio will not be deductible for U.S. federal income tax purposes.

Each Fund may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, convertible securities, structured notes and in swaps, options and futures contracts and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Funds. A Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet their distribution requirements.

Distributions from a Fund's net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of the Funds through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares.

If a shareholder receives exempt-interest dividends with respect to any share of the Funds and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the IRS may require a shareholder in a Fund that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by the Funds that unexpectedly represents income derived from certain revenue or private activity bonds held by the Funds may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. In addition, the receipt of dividends and distributions from the Funds may affect a foreign corporate shareholder's federal "branch profits" tax liability and the federal "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisers as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Internal Revenue Code or (ii) subject to the federal "branch profits" tax, or the deferral "excess net passive income" tax.

If, for any calendar year, the total distributions made exceed a Funds' current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her

68

shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2011, and all dividends will be taxed at ordinary income rates. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, tax-exempt income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends, if any, to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Any market discount recognized by the Funds on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Funds to include the market discount in income as it accrues, gain on the Funds' disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Distributions paid by the Funds to shareholders who are nonresident aliens or foreign entities ("Non-U.S. Shareholders") that are derived from tax-exempt bonds, and that are properly designated as exempt-interest dividends, will generally not be subject to U.S. withholding tax. Distributions of ordinary income paid to Non-U.S. Shareholders that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% U.S. withholding tax unless an exemption applies or a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, with respect to taxable years of the Funds beginning before January 1, 2010, the portion of ordinary distributions paid to Non-U.S. Shareholders that are properly designated by the Funds as "short-term capital gain dividends" or "interest-related dividends" (generally, interest, original issue discount and market discount on bonds of a U.S. Issuer) will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.

Non-U.S. Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on capital gains dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.

Gains on the sale of shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to U.S. federal net income taxation at regular income tax rates. Non-U.S. Shareholders are urged to consult their own tax advisors concerning the applicability of U.S. income tax or withholding tax to their investment in a Fund.

69

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Funds or who, to the Funds' knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

New York State and City Tax Considerations for PowerShares Insured New York Municipal Bond Portfolio

To the extent that dividends from the Fund are derived from interest on New York and Puerto Rico tax-exempt securities, such dividends will also be exempt from New York State and City income taxes.

Interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, may not be deductible by the investor for State or City income tax purposes.

Shareholders who are New York residents will normally be subject to New York State or City income tax on dividends paid from interest income derived from taxable securities and on distributions of net capital gains. For New York State or City income tax purposes, distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Shares of the Fund and regardless of whether the distribution is received in additional shares or in cash. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to New York franchise taxes if received by a corporation doing business in New York, to state taxes in states other then New York and to local taxes.

California State Tax Considerations for PowerShares Insured California Municipal Bond Portfolio

To the extent that dividends from the Fund are derived from interest on California and Puerto Rico tax-exempt securities and certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local government obligations or in certain other obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income taxes.

The portion of dividends constituting exempt-interest dividends is that portion (i) derived from interest on obligations which would be exempt from California tax if held by an individual, and (ii) designated by the Fund as exempt-interest dividends in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year. However, the total amount of dividends paid by the Fund to all of its shareholders with respect to any taxable year that can be treated as exempt-interest dividends for California tax purposes cannot exceed the difference between (i) the amount of interest received by the Fund during such year on obligations which pay interest excludable from California personal income under California law and (ii) the expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends designated by the Fund as exempt-interest dividends for a taxable year exceed the amount that may be treated as exempt-interest dividends for California tax purposes, only that percentage of each dividend distribution equal to the ratio of aggregate exempt-interest dividends to aggregate dividends so designated will be treated as an exempt-interest dividend for California tax purposes.

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Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal alternative minimum tax purposes. Because California law does not impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.

Distributions other than exempt-interest dividends to shareholders are includable in income subject to the California alternative minimum tax. For California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Fund and regardless of whether the distribution is received in additional shares or in cash. In addition, unlike federal law, the shareholders of the Fund will not be subject to tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, generally will not be deductible by the investor for state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Internal Revenue Code, a loss realized by a shareholder upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the federal, state and local tax law, including statutes, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Funds.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

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DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. Common stocks and other equity securities are valued at the last sales price that day. With respect to those Funds that invest in foreign Securities, as the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. The Adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Dividends, Distributions and Taxes."

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid monthly for each Fund except PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares

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Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio which are declared and paid quarterly.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP audits the Funds' financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust's Annual Report to shareholders with respect to the Funds for the fiscal year ended October 31, 2008 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report with respect to the Funds at no charge by calling 800.983.0903 during normal business hours.

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APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

2008 PROXY VOTING POLICY - OVERVIEW

For those ETFs which Invesco PowerShares Capital Management LLC ("Invesco PowerShares") has explicit or implicit authority to vote proxies, Invesco PowerShares:

1)  applies its proxy voting policies consistently;

2)  documents the reasons for voting; and

3)  maintains records of voting activities for clients and regulating authorities;

4)  monitors voting activity for potential conflicts of interest.

Proxy Voting

In order to facilitate this proxy voting process, Invesco PowerShares has retained Glass Lewis & Co., to assist the firm with in-depth proxy research and has retained Broadridge to vote execution and the recordkeeping necessary for tracking proxy voting for the appropriate client account. Invesco PowerShares votes according to Glass Lewis & Co voting recommendations to the extent that there is not a material conflict of interest. Glass Lewis & Co., specializes in providing a variety of fiduciary-level services related to proxy voting. Glass Lewis & Co Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season is available upon request. To request a copy please call Invesco PowerShares at 800.983.0903.

Procedures for Addressing Material Conflicts of Interest

Example of potential conflicts of interest includes situations where the Adviser or an affiliate, or personnel of either entity:

1.  Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast.

2.  Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, the Adviser will resolve such a conflict in the manner described below.

The adviser shall periodically review the proxy voting record to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees on the other hand (a potential conflict). The adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interest of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed Glass Lewis's proxy voting policies, or (ii) the Adviser may engage an independent third-party to determine how the proxy should be voted. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may

A-1

exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior managers actually knew or reasonably should have know of the potential conflict.

Share blocking

The Adviser my choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, the adviser must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly the Adviser will not vote those proxies in the absence of an unusual significant vote.

Special Policy

With respect to PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Lux Nanotech Portfolio, the Adviser will vote proxies in accordance with Sections 12(d)(1)(E) and 12(d)(1)(F), which requires that the Adviser vote the shares in the portfolio of the PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Lux Nanotech Portfolio in the same proportion as the vote of all other holders of such security.

A-2

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant*****.

(b)	By-laws of the Registrant**.

(c)	Not applicable.

(d)

(1)	Form of Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC****.

(e)	Not applicable.

(f)	Not applicable.

(g)(i)	Form of Custody Agreement between Registrant and The Bank of New York**.

(g)(ii)	Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York**.

(h)

a.	Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York**.

b.	Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York**.

c.	Form of Participant Agreement between Invesco Aim Distributors, Inc., The Bank of New York and the Participant**.

d.	Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management LLC**.

(i)

1.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio**.

2.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio**.

3.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio******.

4.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio******.

5.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio*******.

6.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio*******.

7.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio**********.

8.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio**********.

9.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares National Municipal Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

10.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares National Municipal Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

11.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio********.

12.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio********.

13.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio*********.

14.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio*********.

15.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio***********.

16.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio***********.

17.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio************.

18.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio************.

19.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Global Nuclear Energy Portfolio****************.

20.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Global Nuclear Energy Portfolio****************.

21.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

22.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

23.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

24.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

25.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Wind Energy Portfolio ****************.

26.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Wind Energy Portfolio ****************.

27.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares MENA Frontier Countries Portfolio*****************.

28.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares MENA Frontier Countries Portfolio*****************.

29.

Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

30.

Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

31.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

32.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

33.

Consent of Clifford Chance US LLP with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio is filed herewith.

(j)

1.

Consent of Independent Registered Public Accounting Firm, with respect to the PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Developed Markets Infrastructure Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

2.

Consent of Independent Registered Public Accounting Firm with regard to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

3.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio**************.

4.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Nuclear Energy Portfolio,****************.

5.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

6.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Wind Energy Portfolio, ****************.

7.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares MENA Frontier Countries Portfolio*****************.

8.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

9.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

10.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)

a.	Code of Ethics of the Registrant and Invesco PowerShares Capital Management LLC**.

b.	Code of Ethics of Invesco Aim Distributors, Inc.*.

Other.

(a)	Powers of Attorney**.

*	Incorporated by reference to the Trust’s Registration Statement, filed on November 7, 2006.
**	Incorporated by reference to Pre-Effective Amendment No.1, filed on June 6, 2007.
***	Incorporated by reference to Post-Effective Amendment No.1, filed on June 13, 2007.
****	Incorporated by reference to Post-Effective Amendment No.2, filed on July 17, 2007
*****	Incorporated by reference to Post-Effective Amendment No.7, filed on September 20, 2007.
******	Incorporated by reference to Post-Effective Amendment No.10, filed on September 24, 2007.
*******	Incorporated by reference to Post-Effective Amendment No.12, filed on October 3, 2007.
********	Incorporated by reference to Post-Effective Amendment No.15, filed on October 3, 2007.

*********	Incorporated by reference to Post-Effective Amendment No. 20, filed on November 2, 2007.
**********	Incorporated by reference to Post-Effective Amendment No. 21, filed on November 2, 2007.

***********	Incorporated by reference to Post-Effective Amendment No. 25, filed on December 26, 2007.
************	Incorporated by reference to Post-Effective Amendment No. 26, filed on December 26, 2007.
**************	Incorporated by reference to Post-Effective Amendment No. 31, filed on January 22, 2008.
***************	Incorporated by reference to Post-Effective Amendment No. 36, filed on February 29, 2008.
***************	Incorporated by reference to Post-Effective Amendment No. 37, filed on March 24, 2008.
****************	Incorporated by reference to Post-Effective Amendment No. 56, filed on June 20, 2008.
*****************	Incorporated by reference to Post-Effective Amendment No. 55, filed on June 20, 2008.

******************	Incorporated by reference to Post-Effective Amendment No. 67, filed on August 21, 2008.

†	Incorporated by reference to Post-Effective Amendment No. 71, filed on September 17, 2008.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.  FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL.  FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 25.  Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENT OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification.  Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications.  Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 26.  Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.  (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Fund” in the Prospectus constituting Part A which is included in this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is included in this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of Invesco PowerShares Capital Management LLC is set forth in Invesco PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 27.  Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for the Fund is Invesco Aim Distributors, Inc. which acts as distributor for the Registrant and the following other funds:

AIM CORE ALLOCATION PORTFOLIO SERIES

Series C

Series M

AIM COUNSELOR SERIES TRUST

AIM Floating Rate Fund

AIM Multi-Sector Fund

AIM Select Real Estate Income Fund

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM EQUITY FUNDS

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM FUNDS GROUP

AIM Basic Balanced Fund

AIM European Small Company Fund

AIM Global Value Fund

AIM International Small Company Fund

AIM Mid Cap Basic Value Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM GROWTH SERIES

AIM Basic Value Fund

AIM Conservative Allocation Fund

AIM Global Equity Fund

AIM Growth Allocation Fund

AIM Income Allocation Fund

AIM Independence New Fund

AIM Independence 2010 Fund

AIM Independence 2020 Fund

AIM Independence 2030 Fund

AIM Independence 2040 Fund

AIM Independence 2050 Fund

AIM International Allocation Fund

AIM Mid Cap Core Equity Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

AIM Small Cap Growth Fund

AIM INTERNATIONAL MUTUAL FUNDS

AIM Asia Pacific Growth Fund

AIM European Growth Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM INVESTMENT FUNDS

AIM China Fund

AIM Developing Markets Fund

AIM Global Health Care Fund

AIM International Total Return Fund

AIM Japan Fund

AIM Libor Alpha Fund

AIM Trimark Endeavor Fund

AIM Trimark Fund

AIM Trimark Small Companies Fund

AIM INVESTMENT SECURITIES FUNDS

AIM Global Real Estate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Municipal Bond Fund

AIM Real Estate Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

AIM SECTOR FUNDS

AIM Energy Fund

AIM Financial Services Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Technology Fund

AIM Utilities Fund

AIM SUMMIT FUND

AIM TAX-EXEMPT FUNDS

AIM High Income Municipal Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM TREASURER’S SERIES TRUST

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Basic Balanced Fund

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund

AIM V.I. Diversified Income Fund

AIM V.I. Dynamics Fund

AIM V.I. Financial Services Fund

AIM V.I. Global Health Care Fund

AIM V.I. Global Real Estate Fund

AIM V.I. Government Securities Fund

AIM V.I. High Yield Fund

AIM V.I. International Growth Fund

AIM V.I. Large Cap Growth Fund

AIM V.I. Leisure Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Money Market Fund

AIM V.I. Small Cap Equity Fund

AIM V.I. Technology Fund

AIM V.I. Utilities Fund

SHORT-TERM INVESTMENT TRUST

Government & Agency Portfolio

Government Tax Advantage Portfolio

Liquid Assests Portfolio

STIC Prime Portfolio

Treasury Portfolio

TAX-FREE INVESTMENTS TRUST

Tax-Free Cash Reserve Portfolio

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Gary K. Wendler	None	Director
John M. Zerr	None	Director, Senior Vice President, Secretary and Chief Legal Officer
John Cooper	None	Executive Vice President
Brian Lee	None	Executive Vice President
Philip A. Taylor	None	Director

*      The principal business address for all directors and executive officers is Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

Not applicable.

Item 28.  Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 3 1(A) OF THE 1940 ACT
[15 U.S.C. 80A-30 (A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 29.  Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 30.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 27th day of February, 2009.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond
Title: H. Bruce Bond, President and Chairman

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ H. Bruce Bond	President and Chairman	February 27, 2009
H. Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer, Treasurer	February 27, 2009
and Secretary
Bruce T. Duncan

*/s/ Ronn R. Bagge	Trustee	February 27, 2009
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	February 27, 2009
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	February 27, 2009
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	February 27, 2009
Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	February 27, 2009
Donald H. Wilson

*By: /s/ Stuart M. Strauss		February 27, 2009
Stuart M. Strauss Attorney-In-Fact

Exhibit Index

(i)(33)	Consent of Clifford Chance US LLP
(j)(10)	Consent of Independent Registered Public Accounting Firm